September 30, 2019 :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
58.com, Inc.*ADR (Interactive Media & Services)	7,958	$392,409
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	11,481	1,919,968
Baidu, Inc.*ADR (Interactive Media & Services)	4,355	447,519
Baozun, Inc.*ADR (Internet & Direct Marketing Retail)(a)	8,550	365,085
Beigene, Ltd.*ADR (Biotechnology)	3,375	413,303
BHP Billiton PLCADR (Metals & Mining)	19,665	842,449
BHP Billiton, Ltd.ADR (Metals & Mining)	17,194	849,039
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	24,924	1,031,854
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	10,659	625,683
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	5,184	789,264
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	16,967	496,963
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	10,962	415,350
GDS Holdings, Ltd.*ADR (IT Services)	17,714	709,977
HDFC Bank, Ltd.ADR (Banks)	15,757	898,937
ICICI Bank, Ltd.ADR (Banks)	56,009	682,190
Infosys Technologies, Ltd.ADR (IT Services)	66,530	756,446
iQIYI, Inc.*ADR (Entertainment)	28,682	462,641
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	28,680	809,063
KB Financial Group, Inc.ADR (Banks)	11,113	396,956
Korea Electric Power Corp.*ADR (Electric Utilities)	32,892	356,549
Melco Crown Entertainment, Ltd.ADR (Hotels, Restaurants & Leisure)	24,403	473,662
Netease.com, Inc.ADR (Entertainment)	2,248	598,372
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	8,255	914,323
Noah Holdings, Ltd.*ADR (Capital Markets)	9,308	271,794
POSCOADR (Metals & Mining)	9,010	424,912
Qudian, Inc.*ADR (Consumer Finance)(a)	81,162	559,206
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	40,987	1,905,076
TAL Education Group*ADR (Diversified Consumer Services)	17,715	606,562
Weibo Corp.*ADR (Interactive Media & Services)	7,882	352,720
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	27,403	584,506
TOTAL COMMON STOCKS (Cost $10,259,155)		20,352,778

Collateral for Securities Loaned (3.7%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(b)	118,803	118,803
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(b)	567,850	567,850
Collateral for Securities Loaned, continued
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(b)	67,575	67,575
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $754,228)		754,228

TOTAL INVESTMENT SECURITIES (Cost $11,013,383) - 103.8%		21,107,006
Net other assets (liabilities) - (3.8)%		(769,627)

NET ASSETS - 100.0%		$20,337,379

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $737,692.

(b)                   Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

ADR              American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Air Freight & Logistics	$584,506	2.9%
Banks	1,978,083	9.8%
Biotechnology	413,303	2.0%
Capital Markets	271,794	1.3%
Consumer Finance	559,206	2.7%
Diversified Consumer Services	1,520,885	7.5%
Electric Utilities	356,549	1.8%
Entertainment	1,061,013	5.2%
Hotels, Restaurants & Leisure	473,662	2.3%
Interactive Media & Services	1,192,648	5.9%
Internet & Direct Marketing Retail	3,591,079	17.7%
IT Services	1,466,423	7.2%
Metals & Mining	2,116,400	10.3%
Oil, Gas & Consumable Fuels	1,414,947	7.0%
Pharmaceuticals	415,350	2.0%
Semiconductors & Semiconductor Equipment	1,905,076	9.4%
Wireless Telecommunication Services	1,031,854	5.1%
Other**	(15,399)	(0.1)%
Total	$20,337,379	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of September 30, 2019:

	Value	% of Net Assets
Australia	$1,691,488	8.3%
China	11,319,358	55.7%
Hong Kong	1,505,516	7.4%
India	2,752,923	13.5%
South Korea	1,178,417	5.8%
Taiwan	1,905,076	9.4%
Other**	(15,399)	(0.1)%
Total	$20,337,379	100.0%

**           Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (74.9%)
Associated Banc-Corp. (Banks)	500	$10,125
BancorpSouth Bank (Banks)	288	8,528
Bank of America Corp. (Banks)	25,774	751,828
Bank of Hawaii Corp. (Banks)	125	10,741
Bank OZK (Banks)	372	10,144
BankUnited, Inc. (Banks)	292	9,817
BB&T Corp. (Banks)	2,357	125,793
BOK Financial Corp. (Banks)	98	7,757
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	435	5,994
Cathay General Bancorp, Inc. (Banks)	234	8,128
CIT Group, Inc. (Banks)	292	13,231
Citigroup, Inc. (Banks)	6,950	480,106
Citizens Financial Group, Inc. (Banks)	1,376	48,669
Comerica, Inc. (Banks)	459	30,289
Commerce Bancshares, Inc. (Banks)	304	18,438
Cullen/Frost Bankers, Inc. (Banks)	176	15,585
East West Bancorp, Inc. (Banks)	447	19,798
F.N.B. Corp. (Banks)	1,000	11,530
Fifth Third Bancorp (Banks)	2,248	61,550
First Citizens BancShares, Inc. - Class A (Banks)	26	12,260
First Financial Bankshares, Inc. (Banks)	418	13,932
First Hawaiian, Inc. (Banks)	410	10,947
First Horizon National Corp. (Banks)	963	15,594
First Republic Bank (Banks)	517	49,994
Fulton Financial Corp. (Banks)	512	8,284
Glacier Bancorp, Inc. (Banks)	263	10,641
Hancock Holding Co. (Banks)	279	10,684
Home BancShares, Inc. (Banks)	480	9,022
Huntington Bancshares, Inc. (Banks)	3,193	45,564
IBERIABANK Corp. (Banks)	163	12,313
International Bancshares Corp. (Banks)	178	6,874
Investors Bancorp, Inc. (Banks)	691	7,850
JPMorgan Chase & Co. (Banks)	9,838	1,157,834
KeyCorp (Banks)	3,086	55,054
M&T Bank Corp. (Banks)	411	64,926
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,439	18,059
PacWest Bancorp (Banks)	363	13,191
People’s United Financial, Inc. (Banks)	1,228	19,200
Pinnacle Financial Partners, Inc. (Banks)	223	12,655
PNC Financial Services Group, Inc. (Banks)	1,370	192,019
Popular, Inc. (Banks)	297	16,062
Prosperity Bancshares, Inc. (Banks)	212	14,974
Regions Financial Corp. (Banks)	3,071	48,583
Signature Bank (Banks)	169	20,148
Sterling Bancorp (Banks)	632	12,678
SunTrust Banks, Inc. (Banks)	1,366	93,981
SVB Financial Group* (Banks)	159	33,223
Synovus Financial Corp. (Banks)	476	17,022
TCF Financial Corp. (Banks)	472	17,969
Texas Capital Bancshares, Inc.* (Banks)	155	8,471
TFS Financial Corp. (Thrifts & Mortgage Finance)	155	2,793
Trustmark Corp. (Banks)	199	6,788
U.S. Bancorp (Banks)	4,412	244,160
UMB Financial Corp. (Banks)	133	8,589
Umpqua Holdings Corp. (Banks)	678	11,160
United Bankshares, Inc. (Banks)	313	11,853
Valley National Bancorp (Banks)	1,021	11,098
Washington Federal, Inc. (Thrifts & Mortgage Finance)	245	9,063
Webster Financial Corp. (Banks)	283	13,264
Wells Fargo & Co. (Banks)	12,337	622,278
Western Alliance Bancorp (Banks)	293	13,501
Wintrust Financial Corp. (Banks)	174	11,246
Zions Bancorp (Banks)	544	24,219

TOTAL COMMON STOCKS (Cost $1,138,582)		4,668,071

	Principal Amount	Value
Repurchase Agreements(a) (0.6%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $36,002	$36,000	$36,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,000)		36,000

TOTAL INVESTMENT SECURITIES (Cost $1,174,582) - 75.5%		4,704,071
Net other assets (liabilities) - 24.5%		1,527,084

NET ASSETS - 100.0%		$6,231,155

*                                         Non-income producing security.

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	10/23/19	2.41%	$1,551,860	$(330)

(1)                                 Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                                 Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Banks	$4,632,162	74.3%
Thrifts & Mortgage Finance	35,909	0.6%
Other**	1,563,084	25.1%
Total	$6,231,155	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (94.7%)
Air Products & Chemicals, Inc. (Chemicals)	4,075	$904,080
Albemarle Corp. (Chemicals)	1,959	136,190
Alcoa Corp.* (Metals & Mining)	3,431	68,860
Allegheny Technologies, Inc.* (Metals & Mining)	2,330	47,183
Ashland Global Holdings, Inc. (Chemicals)	1,119	86,219
Axalta Coating Systems, Ltd.* (Chemicals)	3,839	115,746
Cabot Corp. (Chemicals)	1,069	48,447
Carpenter Technology Corp. (Metals & Mining)	881	45,512
Celanese Corp. - Series A (Chemicals)	2,288	279,800
CF Industries Holdings, Inc. (Chemicals)	4,037	198,620
Commercial Metals Co. (Metals & Mining)	2,180	37,888
Corteva, Inc. (Chemicals)	13,848	387,744
Domtar Corp. (Paper & Forest Products)	1,157	41,432
Dow, Inc. (Chemicals)	13,743	654,854
DuPont de Nemours, Inc. (Chemicals)	13,786	983,079
Eastman Chemical Co. (Chemicals)	2,533	187,011
Ecolab, Inc. (Chemicals)	4,630	916,925
Element Solutions, Inc.* (Chemicals)	4,176	42,512
FMC Corp. (Chemicals)	2,412	211,484
Freeport-McMoRan, Inc. (Metals & Mining)	26,829	256,754
H.B. Fuller Co. (Chemicals)	942	43,860
Huntsman Corp. (Chemicals)	3,776	87,830
Ingevity Corp.* (Chemicals)	774	65,666
International Flavors & Fragrances, Inc. (Chemicals)	1,975	242,313
Linde PLC (Chemicals)	9,997	1,936,618
LyondellBasell Industries N.V. - Class A (Chemicals)	4,773	427,040
NewMarket Corp. (Chemicals)	137	64,676
Newmont Mining Corp. (Metals & Mining)	15,165	575,056
Nucor Corp. (Metals & Mining)	5,606	285,401
Olin Corp. (Chemicals)	3,037	56,853
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,416	20,844
PolyOne Corp. (Chemicals)	1,421	46,396
PPG Industries, Inc. (Chemicals)	4,370	517,889
Reliance Steel & Aluminum Co. (Metals & Mining)	1,233	122,881
Royal Gold, Inc. (Metals & Mining)	1,212	149,331
RPM International, Inc. (Chemicals)	2,398	165,006
Sensient Technologies Corp. (Chemicals)	783	53,753
Steel Dynamics, Inc. (Metals & Mining)	4,061	121,018
The Chemours Co. (Chemicals)	3,022	45,149
The Mosaic Co. (Chemicals)	6,564	134,562
The Scotts Miracle-Gro Co. - Class A (Chemicals)	729	74,227
United States Steel Corp. (Metals & Mining)	3,156	36,452
Valvoline, Inc. (Chemicals)	3,479	76,642
W.R. Grace & Co. (Chemicals)	1,037	69,230
Westlake Chemical Corp. (Chemicals)	640	41,933
Worthington Industries, Inc. (Metals & Mining)	685	24,694
TOTAL COMMON STOCKS (Cost $5,330,946)		11,135,660

	Principal Amount	Value
Repurchase Agreements(a) (1.8%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $213,012	$213,000	$213,000
TOTAL REPURCHASE AGREEMENTS (Cost $213,000)		213,000

TOTAL INVESTMENT SECURITIES (Cost $5,543,946) - 96.5%		11,348,660
Net other assets (liabilities) - 3.5%		409,315

NET ASSETS - 100.0%		$11,757,975

*                                         Non-income producing security.

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	10/23/19	2.41%	$617,913	$(1,700)

(1)                                 Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                                 Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Basic Materials invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Chemicals	$9,302,354	79.0%
Metals & Mining	1,771,030	15.1%
Oil, Gas & Consumable Fuels	20,844	0.2%
Paper & Forest Products	41,432	0.4%
Other**	622,315	5.3%
Total	$11,757,975	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.0%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $4,149,233	$4,149,000	$4,149,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,149,000)		4,149,000

TOTAL INVESTMENT SECURITIES (Cost $4,149,000) - 100.0%		4,149,000
Net other assets (liabilities) - 0.0%		(1,031)

NET ASSETS - 100.0%		$4,147,969

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $547,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	5	12/23/19	$(744,438)	$6,503

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/28/19	(2.26)%	$(1,783,150)	$(8,909)

S&P 500	UBS AG	10/28/19	(2.06)%	(1,617,519)	(7,933)
				$(3,400,669)	$(16,842)

(1)                                 Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                                 Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2019 :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (88.9%)
AbbVie, Inc. (Biotechnology)	84,267	$6,380,697
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,013	216,408
Agilent Technologies, Inc. (Life Sciences Tools & Services)	17,636	1,351,447
Agios Pharmaceuticals, Inc.* (Biotechnology)	2,946	95,450
Alexion Pharmaceuticals, Inc.* (Biotechnology)	12,778	1,251,477
Alkermes PLC* (Biotechnology)	8,953	174,673
Allogene Therapeutics, Inc.* (Biotechnology)(a)	2,913	79,394
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	6,337	509,622
Amgen, Inc. (Biotechnology)	34,176	6,613,398
Avantor, Inc.* (Life Sciences Tools & Services)	12,645	185,882
Biogen, Inc.* (Biotechnology)	10,511	2,447,171
BioMarin Pharmaceutical, Inc.* (Biotechnology)	10,228	689,367
Bio-Techne Corp. (Life Sciences Tools & Services)	2,169	424,408
Bluebird Bio, Inc.* (Biotechnology)	3,150	289,233
Blueprint Medicines Corp.* (Biotechnology)	2,799	205,643
Celgene Corp.* (Biotechnology)	40,390	4,010,727
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	2,781	368,121
Exact Sciences Corp.* (Biotechnology)	7,379	666,840
Exelixis, Inc.* (Biotechnology)	17,261	305,261
FibroGen, Inc.* (Biotechnology)	4,457	164,820
Gilead Sciences, Inc. (Biotechnology)	72,173	4,574,325
Illumina, Inc.* (Life Sciences Tools & Services)	8,377	2,548,451
Immunomedics, Inc.* (Biotechnology)	9,736	129,099
Incyte Corp.* (Biotechnology)	10,173	755,142
Intercept Pharmaceuticals, Inc.* (Biotechnology)	1,434	95,160
Ionis Pharmaceuticals, Inc.* (Biotechnology)	7,286	436,504
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	10,382	1,550,863
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,403	988,273
Moderna, Inc.* (Biotechnology)(a)	11,666	185,723
Myriad Genetics, Inc.* (Biotechnology)	4,209	120,504
Nektar Therapeutics* (Pharmaceuticals)	9,988	181,931
Neurocrine Biosciences, Inc.* (Biotechnology)	5,219	470,284
Portola Pharmaceuticals, Inc.* (Biotechnology)	4,002	107,334
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	3,579	355,144
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,554	1,263,280
Repligen Corp.* (Biotechnology)	2,643	202,692
Sage Therapeutics, Inc.* (Biotechnology)	2,943	412,873
Sarepta Therapeutics, Inc.* (Biotechnology)	4,025	303,163
Seattle Genetics, Inc.* (Biotechnology)	6,447	550,574
Syneos Health, Inc.* (Life Sciences Tools & Services)	3,539	188,310
The Medicines Co.* (Pharmaceuticals)(a)	4,206	210,300
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	3,090	132,190
United Therapeutics Corp.* (Biotechnology)	2,499	199,295
Vertex Pharmaceuticals, Inc.* (Biotechnology)	14,648	2,481,664
TOTAL COMMON STOCKS (Cost $19,203,641)		44,873,117

	Principal Amount	Value
Repurchase Agreements(b) (2.8%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $1,390,078	$1,390,000	$1,390,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,390,000)		1,390,000

	Shares	Value
Collateral for Securities Loaned (0.9%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(c)	68,232	$68,232
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(c)	326,134	326,134
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(c)	38,810	38,810
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $433,176)		433,176

TOTAL INVESTMENT SECURITIES (Cost $21,026,817) - 92.6%		46,696,293
Net other assets (liabilities) - 7.4%		3,719,607

NET ASSETS - 100.0%		$50,415,900

*                                         Non-income producing security.

(a)                                 All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $431,068.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                                  Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	10/23/19	2.41%	$6,025,138	$(39,125)

(1)                                 Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                                 Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Biotechnology	$36,519,987	72.3%
Life Sciences Tools & Services	7,960,899	15.8%
Pharmaceuticals	392,231	0.8%
Other**	5,542,783	11.1%
Total	$50,415,900	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (56.4%)
3M Co. (Industrial Conglomerates)	864	$142,042
A.O. Smith Corp. (Building Products)	208	9,924
Abbott Laboratories (Health Care Equipment & Supplies)	2,655	222,144
AbbVie, Inc. (Biotechnology)	2,221	168,174
ABIOMED, Inc.* (Health Care Equipment & Supplies)	68	12,097
Accenture PLC - Class A (IT Services)	957	184,079
Activision Blizzard, Inc. (Entertainment)	1,152	60,964
Adobe Systems, Inc.* (Software)	729	201,386
Advance Auto Parts, Inc. (Specialty Retail)	107	17,698
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,631	47,283
Affiliated Managers Group, Inc. (Capital Markets)	76	6,335
Aflac, Inc. (Insurance)	1,112	58,180
Agilent Technologies, Inc. (Life Sciences Tools & Services)	465	35,633
Air Products & Chemicals, Inc. (Chemicals)	331	73,436
Akamai Technologies, Inc.* (IT Services)	248	22,662
Alaska Air Group, Inc. (Airlines)	185	12,008
Albemarle Corp. (Chemicals)	159	11,054
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	170	26,187
Alexion Pharmaceuticals, Inc.* (Biotechnology)	337	33,006
Align Technology, Inc.* (Health Care Equipment & Supplies)	109	19,720
Allegion PLC (Building Products)	140	14,511
Allergan PLC (Pharmaceuticals)	493	82,967
Alliance Data Systems Corp. (IT Services)	62	7,944
Alliant Energy Corp. (Electric Utilities)	357	19,253
Alphabet, Inc.* - Class A (Interactive Media & Services)	450	549,513
Alphabet, Inc.* - Class C (Interactive Media & Services)	454	553,426
Altria Group, Inc. (Tobacco)	2,807	114,806
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	624	1,083,207
Amcor PLC (Containers & Packaging)	2,441	23,800
Ameren Corp. (Multi-Utilities)	369	29,538
American Airlines Group, Inc. (Airlines)	595	16,047
American Electric Power Co., Inc. (Electric Utilities)	742	69,518
American Express Co. (Consumer Finance)	1,022	120,882
American International Group, Inc. (Insurance)	1,307	72,800
American Tower Corp. (Equity Real Estate Investment Trusts)	665	147,051
American Water Works Co., Inc. (Water Utilities)	271	33,666
Ameriprise Financial, Inc. (Capital Markets)	197	28,979
AmerisourceBergen Corp. (Health Care Providers & Services)	228	18,771
AMETEK, Inc. (Electrical Equipment)	343	31,494
Amgen, Inc. (Biotechnology)	901	174,352
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	447	43,136
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	555	62,010
ANSYS, Inc.* (Software)	126	27,891
Anthem, Inc. (Health Care Providers & Services)	384	92,198
Aon PLC (Insurance)	354	68,524
Apache Corp. (Oil, Gas & Consumable Fuels)	565	14,464
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	224	11,679
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,382	1,429,376
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,388	69,261
Aptiv PLC (Auto Components)	385	33,657
Archer-Daniels-Midland Co. (Food Products)	837	34,376
Arconic, Inc. (Aerospace & Defense)	582	15,132
Arista Networks, Inc.* (Communications Equipment)	82	19,591
Arthur J. Gallagher & Co. (Insurance)	280	25,080
Assurant, Inc. (Insurance)	92	11,575
AT&T, Inc. (Diversified Telecommunication Services)	10,978	415,407
Atmos Energy Corp. (Gas Utilities)	178	20,272
Autodesk, Inc.* (Software)	330	48,741
Automatic Data Processing, Inc. (IT Services)	652	105,246
AutoZone, Inc.* (Specialty Retail)	37	40,131
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	210	45,219
Avery Dennison Corp. (Containers & Packaging)	126	14,310
Baker Hughes, a GE Co. - Class A (Energy Equipment & Services)	776	18,003
Ball Corp. (Containers & Packaging)	499	36,332
Bank of America Corp. (Banks)	12,587	367,163
Baxter International, Inc. (Health Care Equipment & Supplies)	767	67,089
BB&T Corp. (Banks)	1,151	61,429
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	406	102,702
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,946	612,827
Best Buy Co., Inc. (Specialty Retail)	348	24,009
Biogen, Inc.* (Biotechnology)	277	64,491
BlackRock, Inc. - Class A (Capital Markets)	177	78,878
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	64	125,607
BorgWarner, Inc. (Auto Components)	310	11,371
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	216	28,007
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,093	85,164
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,458	124,645

	Shares	Value
Common Stocks, continued
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	598	$165,090
Broadridge Financial Solutions, Inc. (IT Services)	172	21,402
Brown-Forman Corp. - Class B (Beverages)	273	17,139
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	203	17,210
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	629	11,052
Cadence Design Systems, Inc.* (Software)	421	27,820
Campbell Soup Co. (Food Products)	253	11,871
Capital One Financial Corp. (Consumer Finance)	707	64,323
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	228	7,560
Cardinal Health, Inc. (Health Care Providers & Services)	448	21,141
CarMax, Inc.* (Specialty Retail)	249	21,912
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	602	26,313
Caterpillar, Inc. (Machinery)	845	106,731
CBOE Holdings, Inc. (Capital Markets)	168	19,305
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	505	26,770
CBS Corp. - Class B (Media)	492	19,862
CDW Corp. (Electronic Equipment, Instruments & Components)	217	26,743
Celanese Corp. - Series A (Chemicals)	186	22,746
Celgene Corp.* (Biotechnology)	1,065	105,755
Centene Corp.* (Health Care Providers & Services)	621	26,864
CenterPoint Energy, Inc. (Multi-Utilities)	755	22,786
CenturyLink, Inc. (Diversified Telecommunication Services)	1,475	18,408
Cerner Corp. (Health Care Technology)	478	32,585
CF Industries Holdings, Inc. (Chemicals)	328	16,138
Charter Communications, Inc.* - Class A (Media)	243	100,145
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,852	338,246
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	38	31,938
Chubb, Ltd. (Insurance)	685	110,585
Church & Dwight Co., Inc. (Household Products)	371	27,914
Cigna Corp. (Health Care Providers & Services)	567	86,065
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	152	7,287
Cincinnati Financial Corp. (Insurance)	228	26,601
Cintas Corp. (Commercial Services & Supplies)	125	33,513
Cisco Systems, Inc. (Communications Equipment)	6,378	315,137
Citigroup, Inc. (Banks)	3,394	234,458
Citizens Financial Group, Inc. (Banks)	672	23,769
Citrix Systems, Inc. (Software)	185	17,856
CME Group, Inc. (Capital Markets)	538	113,700
CMS Energy Corp. (Multi-Utilities)	426	27,243
Cognizant Technology Solutions Corp. (IT Services)	830	50,020
Colgate-Palmolive Co. (Household Products)	1,289	94,754
Comcast Corp. - Class A (Media)	6,814	307,176
Comerica, Inc. (Banks)	224	14,782
ConAgra Foods, Inc. (Food Products)	731	22,427
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	302	20,506
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,668	95,043
Consolidated Edison, Inc. (Multi-Utilities)	499	47,141
Constellation Brands, Inc. - Class A (Beverages)	251	52,027
Copart, Inc.* (Commercial Services & Supplies)	303	24,340
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,173	33,454
Corteva, Inc. (Chemicals)	1,125	31,500
Costco Wholesale Corp. (Food & Staples Retailing)	661	190,441
Coty, Inc. (Personal Products)	442	4,645
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	625	86,881
CSX Corp. (Road & Rail)	1,199	83,055
Cummins, Inc. (Machinery)	237	38,553
CVS Health Corp. (Health Care Providers & Services)	1,954	123,239
D.R. Horton, Inc. (Household Durables)	506	26,671
Danaher Corp. (Health Care Equipment & Supplies)	959	138,508
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	185	21,871
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	145	8,275
Deere & Co. (Machinery)(a)	473	79,786
Delta Air Lines, Inc. (Airlines)	869	50,055
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	337	17,965
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	607	14,604
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	245	22,028
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	313	40,631
Discover Financial Services (Consumer Finance)	478	38,761
Discovery Communications, Inc.* - Class A (Media)	237	6,311
Discovery Communications, Inc.* - Class C (Media)	521	12,827
Dish Network Corp.* - Class A (Media)	361	12,299
Dollar General Corp. (Multiline Retail)	386	61,351
Dollar Tree, Inc.* (Multiline Retail)	356	40,641
Dominion Resources, Inc. (Multi-Utilities)	1,235	100,085
Dover Corp. (Machinery)	219	21,804
Dow, Inc. (Chemicals)	1,117	53,225
DTE Energy Co. (Multi-Utilities)	275	36,564
Duke Energy Corp. (Electric Utilities)	1,095	104,967
Duke Realty Corp. (Equity Real Estate Investment Trusts)	543	18,446
DuPont de Nemours, Inc. (Chemicals)	1,120	79,867
DXC Technology Co. (IT Services)	394	11,623
E*TRADE Financial Corp. (Capital Markets)	360	15,728

	Shares	Value
Common Stocks, continued
Eastman Chemical Co. (Chemicals)	206	$15,209
Eaton Corp. PLC (Electrical Equipment)	631	52,468
eBay, Inc. (Internet & Direct Marketing Retail)	1,185	46,191
Ecolab, Inc. (Chemicals)	376	74,463
Edison International (Electric Utilities)	538	40,576
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	312	68,612
Electronic Arts, Inc.* (Entertainment)	443	43,334
Eli Lilly & Co. (Pharmaceuticals)	1,276	142,695
Emerson Electric Co. (Electrical Equipment)	924	61,778
Entergy Corp. (Electric Utilities)	299	35,091
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	872	64,720
Equifax, Inc. (Professional Services)	182	25,602
Equinix, Inc. (Equity Real Estate Investment Trusts)	127	73,254
Equity Residential (Equity Real Estate Investment Trusts)	524	45,200
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	99	32,338
Everest Re Group, Ltd. (Insurance)	61	16,231
Evergy, Inc. (Electric Utilities)	354	23,562
Eversource Energy (Electric Utilities)	486	41,538
Exelon Corp. (Electric Utilities)	1,460	70,533
Expedia, Inc. (Internet & Direct Marketing Retail)	210	28,226
Expeditors International of Washington, Inc. (Air Freight & Logistics)	256	19,018
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	193	22,546
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,357	448,867
F5 Networks, Inc.* (Communications Equipment)	90	12,638
Facebook, Inc.* - Class A (Interactive Media & Services)	3,614	643,581
Fastenal Co. (Trading Companies & Distributors)	862	28,162
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	105	14,295
FedEx Corp. (Air Freight & Logistics)	361	52,551
Fidelity National Information Services, Inc. (IT Services)	922	122,405
Fifth Third Bancorp (Banks)	1,098	30,063
First Horizon National Corp. (Banks)	1	9
First Republic Bank (Banks)	253	24,465
FirstEnergy Corp. (Electric Utilities)	811	39,115
Fiserv, Inc.* (IT Services)	858	88,880
FleetCor Technologies, Inc.* (IT Services)	130	37,281
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	204	10,728
Flowserve Corp. (Machinery)	197	9,202
FMC Corp. (Chemicals)	196	17,185
Ford Motor Co. (Automobiles)	5,879	53,852
Fortinet, Inc.* (Software)	213	16,350
Fortive Corp. (Machinery)	444	30,441
Fortune Brands Home & Security, Inc. (Building Products)	210	11,487
Fox Corp. - Class A (Media)	533	16,808
Fox Corp. - Class B (Media)	244	7,696
Franklin Resources, Inc. (Capital Markets)	424	12,237
Freeport-McMoRan, Inc. (Metals & Mining)	2,179	20,853
Garmin, Ltd. (Household Durables)	217	18,378
Gartner, Inc.* (IT Services)	135	19,304
General Dynamics Corp. (Aerospace & Defense)	352	64,321
General Electric Co. (Industrial Conglomerates)	13,112	117,221
General Mills, Inc. (Food Products)	907	49,994
General Motors Co. (Automobiles)	1,888	70,762
Genuine Parts Co. (Distributors)	219	21,811
Gilead Sciences, Inc. (Biotechnology)	1,903	120,612
Global Payments, Inc. (IT Services)	451	71,709
Globe Life, Inc. (Insurance)	151	14,460
H & R Block, Inc. (Diversified Consumer Services)	302	7,133
Halliburton Co. (Energy Equipment & Services)	1,316	24,807
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	543	8,319
Harley-Davidson, Inc. (Automobiles)	235	8,453
Hartford Financial Services Group, Inc. (Insurance)	543	32,911
Hasbro, Inc. (Leisure Products)	176	20,889
HCA Holdings, Inc. (Health Care Providers & Services)	400	48,168
HCP, Inc. (Equity Real Estate Investment Trusts)	738	26,295
Helmerich & Payne, Inc. (Energy Equipment & Services)	164	6,571
Henry Schein, Inc.* (Health Care Providers & Services)	223	14,161
Hess Corp. (Oil, Gas & Consumable Fuels)	389	23,527
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,962	29,764
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	431	40,130
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	227	12,176
Hologic, Inc.* (Health Care Equipment & Supplies)	402	20,297
Honeywell International, Inc. (Industrial Conglomerates)	1,081	182,905
Hormel Foods Corp. (Food Products)	417	18,235
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,097	18,967
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,226	42,116
Humana, Inc. (Health Care Providers & Services)	203	51,901
Huntington Bancshares, Inc. (Banks)	1,559	22,247
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	62	13,131
IDEX Corp. (Machinery)	114	18,682
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	129	35,079
IHS Markit, Ltd.* (Professional Services)	603	40,328
Illinois Tool Works, Inc. (Machinery)	442	69,169
Illumina, Inc.* (Life Sciences Tools & Services)	221	67,233
Incyte Corp.* (Biotechnology)	268	19,894

	Shares	Value
Common Stocks, continued
Ingersoll-Rand PLC (Machinery)	363	$44,725
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,656	342,983
Intercontinental Exchange, Inc. (Capital Markets)	842	77,691
International Business Machines Corp. (IT Services)	1,331	193,554
International Flavors & Fragrances, Inc. (Chemicals)	160	19,630
International Paper Co. (Containers & Packaging)	590	24,674
Intuit, Inc. (Software)	391	103,983
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	173	93,408
Invesco, Ltd. (Capital Markets)	579	9,808
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	54	7,322
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	274	40,930
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	431	13,960
J.B. Hunt Transport Services, Inc. (Road & Rail)	128	14,163
Jack Henry & Associates, Inc. (IT Services)	116	16,933
Jacobs Engineering Group, Inc. (Construction & Engineering)	204	18,666
Johnson & Johnson (Pharmaceuticals)	3,965	512,992
Johnson Controls International PLC (Building Products)	1,195	52,448
JPMorgan Chase & Co. (Banks)	4,804	565,383
Juniper Networks, Inc. (Communications Equipment)	520	12,870
Kansas City Southern Industries, Inc. (Road & Rail)	151	20,085
Kellogg Co. (Food Products)	374	24,067
KeyCorp (Banks)	1,507	26,885
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	282	27,425
Kimberly-Clark Corp. (Household Products)	517	73,440
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	634	13,238
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,925	60,284
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	239	38,109
Kohl’s Corp. (Multiline Retail)	239	11,869
L Brands, Inc. (Specialty Retail)	349	6,837
L3Harris Technologies, Inc. (Aerospace & Defense)	335	69,894
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	147	24,696
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	217	50,151
Lamb Weston Holding, Inc. (Food Products)	219	15,926
Leggett & Platt, Inc. (Household Durables)	198	8,106
Leidos Holdings, Inc. (IT Services)	203	17,434
Lennar Corp. - Class A (Household Durables)	427	23,848
Lincoln National Corp. (Insurance)	301	18,156
Linde PLC (Chemicals)	812	157,300
LKQ Corp.* (Distributors)	463	14,561
Lockheed Martin Corp. (Aerospace & Defense)	373	145,492
Loews Corp. (Insurance)	391	20,129
Lowe’s Cos., Inc. (Specialty Retail)	1,160	127,553
LyondellBasell Industries N.V. - Class A (Chemicals)	388	34,714
M&T Bank Corp. (Banks)	201	31,752
Macy’s, Inc. (Multiline Retail)	464	7,211
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,208	14,822
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	989	60,082
MarketAxess Holdings, Inc. (Capital Markets)	57	18,668
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	412	51,221
Marsh & McLennan Cos., Inc. (Insurance)	761	76,138
Martin Marietta Materials, Inc. (Construction Materials)	94	25,765
Masco Corp. (Building Products)	435	18,131
MasterCard, Inc. - Class A (IT Services)	1,341	364,175
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	408	23,627
McCormick & Co., Inc. (Food Products)	185	28,916
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,141	244,985
McKesson Corp. (Health Care Providers & Services)	278	37,991
Medtronic PLC (Health Care Equipment & Supplies)	2,016	218,978
Merck & Co., Inc. (Pharmaceuticals)	3,847	323,840
MetLife, Inc. (Insurance)	1,196	56,403
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	37	26,063
MGM Resorts International (Hotels, Restaurants & Leisure)	783	21,705
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	358	33,262
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,658	71,045
Microsoft Corp. (Software)	11,472	1,594,951
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	171	22,232
Mohawk Industries, Inc.* (Household Durables)	90	11,166
Molson Coors Brewing Co. - Class B (Beverages)	282	16,215
Mondelez International, Inc. - Class A (Food Products)	2,167	119,878
Monster Beverage Corp.* (Beverages)	581	33,733
Moody’s Corp. (Capital Markets)	244	49,979
Morgan Stanley (Capital Markets)	1,887	80,518
Motorola Solutions, Inc. (Communications Equipment)	249	42,432
MSCI, Inc. - Class A (Capital Markets)	127	27,654
Mylan N.V.* (Pharmaceuticals)	775	15,330
National Oilwell Varco, Inc. (Energy Equipment & Services)	580	12,296
Nektar Therapeutics* (Pharmaceuticals)	263	4,791
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	357	18,746
Netflix, Inc.* (Entertainment)	658	176,094

	Shares	Value
Common Stocks, continued
Newell Rubbermaid, Inc. (Household Durables)	573	$10,727
Newmont Mining Corp. (Metals & Mining)	1,232	46,718
News Corp. - Class A (Media)	579	8,060
News Corp. - Class B (Media)	183	2,616
NextEra Energy, Inc. (Electric Utilities)	734	171,014
Nielsen Holdings PLC (Professional Services)	534	11,348
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,881	176,663
NiSource, Inc. (Multi-Utilities)	561	16,785
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	719	16,149
Nordstrom, Inc. (Multiline Retail)	161	5,421
Norfolk Southern Corp. (Road & Rail)	396	71,145
Northern Trust Corp. (Capital Markets)	323	30,142
Northrop Grumman Corp. (Aerospace & Defense)	236	88,450
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	324	16,773
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	380	15,048
Nucor Corp. (Metals & Mining)	455	23,164
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	915	159,274
NVR, Inc.* (Household Durables)	5	18,587
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,344	59,768
Omnicom Group, Inc. (Media)	327	25,604
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	620	45,688
Oracle Corp. (Software)	3,308	182,039
O’Reilly Automotive, Inc.* (Specialty Retail)	115	45,829
PACCAR, Inc. (Machinery)	520	36,405
Packaging Corp. of America (Containers & Packaging)	142	15,066
Parker-Hannifin Corp. (Machinery)	193	34,858
Paychex, Inc. (IT Services)	481	39,812
PayPal Holdings, Inc.* (IT Services)	1,768	183,147
Pentair PLC (Machinery)	252	9,526
People’s United Financial, Inc. (Banks)	599	9,365
PepsiCo, Inc. (Beverages)	2,101	288,047
PerkinElmer, Inc. (Life Sciences Tools & Services)	167	14,223
Perrigo Co. PLC (Pharmaceuticals)	204	11,402
Pfizer, Inc. (Pharmaceuticals)	8,312	298,650
Philip Morris International, Inc. (Tobacco)	2,338	177,525
Phillips 66 (Oil, Gas & Consumable Fuels)	674	69,018
Pinnacle West Capital Corp. (Electric Utilities)	169	16,405
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	251	31,568
PNC Financial Services Group, Inc. (Banks)	669	93,767
PPG Industries, Inc. (Chemicals)	355	42,071
PPL Corp. (Electric Utilities)	1,085	34,167
Principal Financial Group, Inc. (Insurance)	390	22,285
Prologis, Inc. (Equity Real Estate Investment Trusts)	948	80,789
Prudential Financial, Inc. (Insurance)	604	54,330
Public Service Enterprise Group, Inc. (Multi-Utilities)	760	47,181
Public Storage (Equity Real Estate Investment Trusts)	226	55,431
PulteGroup, Inc. (Household Durables)	387	14,145
PVH Corp. (Textiles, Apparel & Luxury Goods)	111	9,794
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	177	13,123
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,826	139,287
Quanta Services, Inc. (Construction & Engineering)	214	8,089
Quest Diagnostics, Inc. (Health Care Providers & Services)	202	21,620
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	78	7,447
Raymond James Financial, Inc. (Capital Markets)	186	15,338
Raytheon Co. (Aerospace & Defense)	418	82,007
Realty Income Corp. (Equity Real Estate Investment Trusts)	478	36,653
Regency Centers Corp. (Equity Real Estate Investment Trusts)	252	17,511
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	120	33,288
Regions Financial Corp. (Banks)	1,499	23,714
Republic Services, Inc. - Class A (Commercial Services & Supplies)	318	27,523
ResMed, Inc. (Health Care Equipment & Supplies)	216	29,184
Robert Half International, Inc. (Professional Services)	177	9,852
Rockwell Automation, Inc. (Electrical Equipment)	176	29,005
Rollins, Inc. (Commercial Services & Supplies)	212	7,223
Roper Technologies, Inc. (Industrial Conglomerates)	156	55,630
Ross Stores, Inc. (Specialty Retail)	548	60,198
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	258	27,949
S&P Global, Inc. (Capital Markets)	370	90,643
Salesforce.com, Inc.* (Software)	1,318	195,644
SBA Communications Corp. (Equity Real Estate Investment Trusts)	170	40,996
Schlumberger, Ltd. (Energy Equipment & Services)	2,078	71,006
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	356	19,149
Sealed Air Corp. (Containers & Packaging)	232	9,630
Sempra Energy (Multi-Utilities)	412	60,815
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	463	72,066
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	258	20,447
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	124	10,137
Snap-on, Inc. (Machinery)	83	12,993
Southwest Airlines Co. (Airlines)	727	39,265
Stanley Black & Decker, Inc. (Machinery)	228	32,925
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,798	158,979
State Street Corp. (Capital Markets)	560	33,146
Stryker Corp. (Health Care Equipment & Supplies)	482	104,257

	Shares	Value
Common Stocks, continued
SunTrust Banks, Inc. (Banks)	667	$45,890
SVB Financial Group* (Banks)	77	16,089
Symantec Corp. (Software)	854	20,180
Synchrony Financial (Consumer Finance)	917	31,261
Synopsys, Inc.* (Software)	226	31,019
Sysco Corp. (Food & Staples Retailing)	771	61,217
T. Rowe Price Group, Inc. (Capital Markets)	354	40,445
Take-Two Interactive Software, Inc.* (Entertainment)	170	21,308
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	431	11,228
Target Corp. (Multiline Retail)	768	82,106
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	505	47,056
TechnipFMC PLC (Energy Equipment & Services)	631	15,232
Teleflex, Inc. (Health Care Equipment & Supplies)	69	23,443
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,403	181,324
Textron, Inc. (Aerospace & Defense)	346	16,940
The AES Corp. (Independent Power and Renewable Electricity Producers)	997	16,291
The Allstate Corp. (Insurance)	495	53,797
The Bank of New York Mellon Corp. (Capital Markets)	1,289	58,276
The Boeing Co. (Aerospace & Defense)	803	305,518
The Charles Schwab Corp. (Capital Markets)	1,748	73,119
The Clorox Co. (Household Products)	189	28,703
The Coca-Cola Co. (Beverages)	5,782	314,771
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	74	21,978
The Estee Lauder Cos., Inc. - Class A (Personal Products)	332	66,052
The Gap, Inc. (Specialty Retail)	322	5,590
The Goldman Sachs Group, Inc. (Capital Markets)	486	100,713
The Hershey Co. (Food Products)	224	34,718
The Home Depot, Inc. (Specialty Retail)	1,645	381,672
The Interpublic Group of Cos., Inc. (Media)	582	12,548
The JM Smucker Co. - Class A (Food Products)	171	18,813
The Kraft Heinz Co. (Food Products)	935	26,119
The Kroger Co. (Food & Staples Retailing)	1,200	30,936
The Macerich Co. (Equity Real Estate Investment Trusts)	166	5,244
The Mosaic Co. (Chemicals)	533	10,927
The Nasdaq OMX Group, Inc. (Capital Markets)	173	17,188
The Procter & Gamble Co. (Household Products)	3,760	467,670
The Progressive Corp. (Insurance)	878	67,826
The Sherwin-Williams Co. (Chemicals)	123	67,634
The Southern Co. (Electric Utilities)	1,570	96,979
The TJX Cos., Inc. (Specialty Retail)	1,816	101,223
The Travelers Cos., Inc. (Insurance)	391	58,138
The Walt Disney Co. (Entertainment)	2,706	352,646
The Western Union Co. (IT Services)	637	14,759
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,821	43,813
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	602	175,344
Tiffany & Co. (Specialty Retail)	163	15,099
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	475	37,416
Tractor Supply Co. (Specialty Retail)	179	16,189
TransDigm Group, Inc. (Aerospace & Defense)	75	39,050
TripAdvisor, Inc.* (Interactive Media & Services)	158	6,111
Twitter, Inc.* (Interactive Media & Services)	1,161	47,833
Tyson Foods, Inc. - Class A (Food Products)	443	38,160
U.S. Bancorp (Banks)	2,154	119,202
UDR, Inc. (Equity Real Estate Investment Trusts)	440	21,331
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	88	22,057
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	283	5,643
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	292	5,294
Union Pacific Corp. (Road & Rail)	1,059	171,537
United Continental Holdings, Inc.* (Airlines)	332	29,352
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,049	125,692
United Rentals, Inc.* (Trading Companies & Distributors)	116	14,458
United Technologies Corp. (Aerospace & Defense)	1,219	166,419
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,424	309,464
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	122	18,148
Unum Group (Insurance)	313	9,302
V.F. Corp. (Textiles, Apparel & Luxury Goods)	491	43,694
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	623	53,105
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	137	16,315
Ventas, Inc. (Equity Real Estate Investment Trusts)	560	40,897
VeriSign, Inc.* (IT Services)	157	29,615
Verisk Analytics, Inc. - Class A (Professional Services)	246	38,902
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,214	375,077
Vertex Pharmaceuticals, Inc.* (Biotechnology)	386	65,396
Viacom, Inc. - Class B (Entertainment)	532	12,784
Visa, Inc. - Class A (IT Services)	2,595	446,366
Vornado Realty Trust (Equity Real Estate Investment Trusts)	238	15,153
Vulcan Materials Co. (Construction Materials)	199	30,097
W.W. Grainger, Inc. (Trading Companies & Distributors)	66	19,612
Wabtec Corp. (Machinery)	274	19,690
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,140	63,053

	Shares	Value
Common Stocks, continued
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,137	$253,620
Waste Management, Inc. (Commercial Services & Supplies)	586	67,389
Waters Corp.* (Life Sciences Tools & Services)	100	22,323
WEC Energy Group, Inc. (Multi-Utilities)	474	45,077
WellCare Health Plans, Inc.* (Health Care Providers & Services)	76	19,697
Wells Fargo & Co. (Banks)	6,023	303,800
Welltower, Inc. (Equity Real Estate Investment Trusts)	609	55,206
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	445	26,540
WestRock Co. (Containers & Packaging)	387	14,106
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,119	30,996
Whirlpool Corp. (Household Durables)	95	15,044
Willis Towers Watson PLC (Insurance)	194	37,436
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	146	15,873
Xcel Energy, Inc. (Electric Utilities)	788	51,133
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	286	8,554
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	380	36,442
Xylem, Inc. (Machinery)	270	21,497
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	457	51,838
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	308	42,279
Zions Bancorp (Banks)	266	11,842
Zoetis, Inc. (Pharmaceuticals)	718	89,456
TOTAL COMMON STOCKS (Cost $10,886,649)		37,114,035

	Principal Amount	Value
Repurchase Agreements(b)(c) (38.3%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $25,232,417	$25,231,000	$25,231,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,231,000)		25,231,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(d)	11,230	$11,230
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(d)	53,677	53,677
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(d)	6,388	6,388
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $71,295)		71,295
TOTAL INVESTMENT SECURITIES (Cost $36,188,944) - 94.8%		62,416,330
Net other assets (liabilities) - 5.2%		3,417,874

NET ASSETS - 100.0%		$65,834,204

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $70,846.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $2,592,000.

(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	53	12/23/19	$7,891,038	$(69,139)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/28/19	2.46%	$6,847,828	$17,905
S&P 500	UBS AG	10/28/19	2.41%	13,959,242	68,055
				$20,807,070	$85,960

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Bull invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$1,006,354	1.6%
Air Freight & Logistics	214,471	0.3%
Airlines	146,727	0.2%
Auto Components	45,028	0.1%
Automobiles	133,067	0.2%
Banks	2,026,074	3.1%
Beverages	721,932	1.1%
Biotechnology	784,968	1.2%
Building Products	106,501	0.2%
Capital Markets	998,490	1.5%
Chemicals	727,099	1.1%
Commercial Services & Supplies	159,988	0.2%
Communications Equipment	402,668	0.6%
Construction & Engineering	26,755	NM
Construction Materials	55,862	0.1%
Consumer Finance	255,227	0.4%
Containers & Packaging	137,918	0.2%
Distributors	36,372	0.1%
Diversified Consumer Services	7,133	NM
Diversified Financial Services	612,827	0.9%
Diversified Telecommunication Services	808,892	1.2%
Electric Utilities	813,851	1.2%
Electrical Equipment	174,745	0.3%
Electronic Equipment, Instruments & Components	195,864	0.3%
Energy Equipment & Services	147,915	0.2%
Entertainment	667,130	1.0%
Equity Real Estate Investment Trusts	1,168,836	1.8%
Food & Staples Retailing	599,267	0.9%
Food Products	443,500	0.7%
Gas Utilities	20,272	NM
Health Care Equipment & Supplies	1,339,219	2.0%
Health Care Providers & Services	922,399	1.4%
Health Care Technology	32,585	NM
Hotels, Restaurants & Leisure	709,575	1.1%
Household Durables	146,672	0.2%
Household Products	692,481	1.1%
Independent Power and Renewable Electricity Producers	31,339	NM
Industrial Conglomerates	497,798	0.8%
Insurance	910,887	1.4%
Interactive Media & Services	1,800,464	2.7%
Internet & Direct Marketing Retail	1,283,231	2.0%
IT Services	2,048,350	3.2%
Leisure Products	20,889	NM
Life Sciences Tools & Services	381,749	0.6%
Machinery	586,987	0.9%
Media	531,952	0.8%
Metals & Mining	90,735	0.1%
Multiline Retail	208,599	0.3%
Multi-Utilities	433,215	0.7%
Oil, Gas & Consumable Fuels	1,526,817	2.3%
Personal Products	70,697	0.1%
Pharmaceuticals	1,606,768	2.5%
Professional Services	126,032	0.2%
Real Estate Management & Development	26,770	NM
Road & Rail	359,985	0.5%
Semiconductors & Semiconductor Equipment	1,452,718	2.2%
Software	2,467,860	3.8%
Specialty Retail	885,997	1.3%
Technology Hardware, Storage & Peripherals	1,574,245	2.4%
Textiles, Apparel & Luxury Goods	275,642	0.4%
Tobacco	292,331	0.4%
Trading Companies & Distributors	62,232	0.1%
Water Utilities	33,666	0.1%
Wireless Telecommunication Services	37,416	0.1%
Other**	28,720,169	43.6%
Total	$65,834,204	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2019 :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (98.5%)
Activision Blizzard, Inc. (Entertainment)	3,878	$205,224
Adient PLC (Auto Components)	440	10,102
Altria Group, Inc. (Tobacco)	9,449	386,464
Aptiv PLC (Auto Components)	1,296	113,297
Archer-Daniels-Midland Co. (Food Products)	2,816	115,653
Autoliv, Inc. (Auto Components)	397	31,315
Beyond Meat, Inc.* (Food Products)	52	7,728
BorgWarner, Inc. (Auto Components)	1,043	38,257
Brown-Forman Corp. - Class B (Beverages)	921	57,820
Brunswick Corp. (Leisure Products)	433	22,568
Bunge, Ltd. (Food Products)	716	40,540
Campbell Soup Co. (Food Products)	853	40,023
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	765	25,367
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	226	20,613
Church & Dwight Co., Inc. (Household Products)	1,249	93,975
Colgate-Palmolive Co. (Household Products)	4,340	319,033
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	147	14,243
ConAgra Foods, Inc. (Food Products)	2,460	75,473
Constellation Brands, Inc. - Class A (Beverages)	846	175,359
Coty, Inc. (Personal Products)	1,488	15,639
D.R. Horton, Inc. (Household Durables)	1,702	89,713
Dana Holding Corp. (Auto Components)	727	10,498
Darling Ingredients, Inc.* (Food Products)	833	15,935
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	146	21,515
Electronic Arts, Inc.* (Entertainment)	1,491	145,850
Energizer Holdings, Inc. (Household Products)	324	14,120
Flowers Foods, Inc. (Food Products)	973	22,505
Ford Motor Co. (Automobiles)	19,821	181,560
General Mills, Inc. (Food Products)	3,052	168,226
General Motors Co. (Automobiles)	6,354	238,148
Gentex Corp. (Auto Components)	1,288	35,465
Genuine Parts Co. (Distributors)	739	73,597
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,828	28,005
Harley-Davidson, Inc. (Automobiles)	793	28,524
Hasbro, Inc. (Leisure Products)	594	70,501
Helen of Troy, Ltd.* (Household Durables)	126	19,865
Herbalife, Ltd.* (Personal Products)	482	18,249
Herman Miller, Inc. (Commercial Services & Supplies)	298	13,735
Hormel Foods Corp. (Food Products)	1,404	61,397
Ingredion, Inc. (Food Products)	338	27,628
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,273	23,423
Kellogg Co. (Food Products)	1,257	80,888
Keurig Dr Pepper, Inc. (Beverages)	1,351	36,909
Kimberly-Clark Corp. (Household Products)	1,741	247,309
Lamb Weston Holding, Inc. (Food Products)	737	53,595
Lancaster Colony Corp. (Food Products)	101	14,004
Lear Corp. (Auto Components)	281	33,130
Leggett & Platt, Inc. (Household Durables)	664	27,184
Lennar Corp. - Class A (Household Durables)	1,438	80,312
Lennar Corp. - Class B (Household Durables)	77	3,416
Levi Strauss & Co.* (Textiles, Apparel & Luxury Goods)	213	4,056
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	572	110,127
Mattel, Inc.* (Leisure Products)(a)	1,748	19,910
McCormick & Co., Inc. (Food Products)	622	97,219
Mohawk Industries, Inc.* (Household Durables)	303	37,593
Molson Coors Brewing Co. - Class B (Beverages)	949	54,568
Mondelez International, Inc. - Class A (Food Products)	7,295	403,558
Monster Beverage Corp.* (Beverages)	1,956	113,565
National Beverage Corp. (Beverages)(a)	59	2,617
Newell Rubbermaid, Inc. (Household Durables)	1,926	36,055
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	6,332	594,702
Nu Skin Enterprises, Inc. - Class A (Personal Products)	281	11,951
NVR, Inc.* (Household Durables)	18	66,912
PepsiCo, Inc. (Beverages)	7,072	969,571
Performance Food Group Co.* (Food & Staples Retailing)	532	24,477
Philip Morris International, Inc. (Tobacco)	7,869	597,493
Pilgrim’s Pride Corp.* (Food Products)	264	8,460
Polaris Industries, Inc. (Leisure Products)	290	25,523
Pool Corp. (Distributors)	202	40,743
Post Holdings, Inc.* (Food Products)	347	36,726
PulteGroup, Inc. (Household Durables)	1,304	47,661
PVH Corp. (Textiles, Apparel & Luxury Goods)	375	33,086
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	262	25,013
Roku, Inc.* (Household Durables)	432	43,960
Seaboard Corp. (Food Products)	1	4,375
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	676	25,249
Spectrum Brands Holdings, Inc. (Household Products)	234	12,322
Stanley Black & Decker, Inc. (Machinery)	767	110,763
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	394	14,101
Take-Two Interactive Software, Inc.* (Entertainment)	572	71,694
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,449	37,746
Tempur Sealy International, Inc.* (Household Durables)	233	17,988
Tesla Motors, Inc.* (Automobiles)(a)	716	172,463

	Shares	Value
Common Stocks, continued
The Boston Beer Co., Inc.* - Class A (Beverages)	47	$17,112
The Clorox Co. (Household Products)	636	96,589
The Coca-Cola Co. (Beverages)	19,465	1,059,676
The Estee Lauder Cos., Inc. - Class A (Personal Products)	1,119	222,624
The Goodyear Tire & Rubber Co. (Auto Components)	1,175	16,926
The Hain Celestial Group, Inc.* (Food Products)	404	8,676
The Hershey Co. (Food Products)	754	116,862
The JM Smucker Co. - Class A (Food Products)	576	63,372
The Kraft Heinz Co. (Food Products)	3,146	87,884
The Procter & Gamble Co. (Household Products)	12,658	1,574,402
Thor Industries, Inc. (Automobiles)	279	15,803
Toll Brothers, Inc. (Household Durables)	653	26,806
TreeHouse Foods, Inc.* (Food Products)	284	15,748
Tyson Foods, Inc. - Class A (Food Products)	1,491	128,435
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	951	18,963
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	982	17,804
US Foods Holding Corp.* (Food & Staples Retailing)	1,108	45,539
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,652	147,012
Veoneer, Inc.* (Auto Components)	506	7,585
WABCO Holdings, Inc.* (Machinery)	259	34,641
Whirlpool Corp. (Household Durables)	321	50,834
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	430	12,152
Zynga, Inc.* (Entertainment)	4,762	27,715
TOTAL COMMON STOCKS (Cost $3,888,266)		11,379,306

	Principal Amount	Value
Repurchase Agreements(b) (1.7%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $197,011	$197,000	$197,000
TOTAL REPURCHASE AGREEMENTS (Cost $197,000)		197,000

	Shares	Value
Collateral for Securities Loaned (1.5%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(c)	26,957	$26,957
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(c)	128,849	128,849
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(c)	15,333	15,333
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $171,139)		171,139
TOTAL INVESTMENT SECURITIES (Cost $4,256,405) - 101.7%		11,747,445
Net other assets (liabilities) - (1.7)%		(191,818)

NET ASSETS - 100.0%		$11,555,627

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $167,171.
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	10/23/19	2.41%	$194,564	$3,006

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Goods invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Auto Components	$296,575	2.6%
Automobiles	636,498	5.5%
Beverages	2,487,197	21.5%
Commercial Services & Supplies	13,735	0.1%
Distributors	114,340	1.0%
Diversified Financial Services	23,423	0.2%
Entertainment	450,483	3.9%
Food & Staples Retailing	70,016	0.6%
Food Products	1,694,910	14.7%
Household Durables	548,299	4.7%
Household Products	2,357,750	20.4%
Leisure Products	138,502	1.2%
Machinery	145,404	1.3%
Personal Products	268,463	2.3%
Textiles, Apparel & Luxury Goods	1,149,754	10.0%
Tobacco	983,957	8.5%
Other**	176,321	1.5%
Total	$11,555,627	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (96.4%)
Aaron’s, Inc. (Specialty Retail)	515	$33,094
Adtalem Global Education, Inc.* (Diversified Consumer Services)	420	15,998
Advance Auto Parts, Inc. (Specialty Retail)	545	90,143
Alaska Air Group, Inc. (Airlines)	941	61,080
Allegiant Travel Co. (Airlines)	101	15,116
Altice USA, Inc.* - Class A (Media)	2,359	67,656
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,171	5,504,572
AMC Networks, Inc.* - Class A (Media)	337	16,567
AMERCO (Road & Rail)	61	23,792
American Airlines Group, Inc. (Airlines)	3,027	81,638
American Eagle Outfitters, Inc. (Specialty Retail)	1,213	19,675
AmerisourceBergen Corp. (Health Care Providers & Services)	1,161	95,585
Aramark (Hotels, Restaurants & Leisure)	1,885	82,148
AutoNation, Inc.* (Specialty Retail)	449	22,764
AutoZone, Inc.* (Specialty Retail)	187	202,824
Avis Budget Group, Inc.* (Road & Rail)	447	12,632
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	523	17,536
Best Buy Co., Inc. (Specialty Retail)	1,770	122,112
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	325	637,848
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	612	14,657
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	445	67,862
Burlington Stores, Inc.* (Specialty Retail)	506	101,109
Cable One, Inc. (Media)	39	48,933
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	4,244	49,485
Cardinal Health, Inc. (Health Care Providers & Services)	2,276	107,405
CarMax, Inc.* (Specialty Retail)	1,265	111,320
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	3,057	133,621
Carvana Co.* (Specialty Retail)	380	25,080
Casey’s General Stores, Inc. (Food & Staples Retailing)	281	45,286
CBS Corp. - Class B (Media)	2,498	100,844
Charter Communications, Inc.* - Class A (Media)	1,234	508,556
Chegg, Inc.* (Diversified Consumer Services)	869	26,027
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	195	163,892
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	242	21,528
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	272	33,580
Cinemark Holdings, Inc. (Entertainment)	814	31,453
Comcast Corp. - Class A (Media)	30,632	1,380,891
Copart, Inc.* (Commercial Services & Supplies)	1,540	123,708
Costco Wholesale Corp. (Food & Staples Retailing)	3,358	967,473
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	184	29,928
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	937	110,772
Delta Air Lines, Inc. (Airlines)	4,418	254,477
Dick’s Sporting Goods, Inc. (Specialty Retail)	503	20,527
Discovery Communications, Inc.* - Class A (Media)	1,207	32,142
Discovery Communications, Inc.* - Class C (Media)	2,650	65,243
Dish Network Corp.* - Class A (Media)	1,837	62,587
Dollar General Corp. (Multiline Retail)	1,962	311,840
Dollar Tree, Inc.* (Multiline Retail)	1,807	206,287
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	315	77,046
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	631	50,076
Expedia, Inc. (Internet & Direct Marketing Retail)	1,067	143,415
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	1,439	21,067
Five Below, Inc.* (Specialty Retail)	426	53,719
Floor & Decor Holdings, Inc.* (Specialty Retail)	524	26,803
Foot Locker, Inc. (Specialty Retail)	837	36,125
Fox Corp. - Class A (Media)	2,706	85,334
Fox Corp. - Class B (Media)	1,240	39,110
frontdoor, Inc.* - Class A (Diversified Consumer Services)	647	31,425
Graham Holdings Co. - Class B (Diversified Consumer Services)	33	21,894
Grand Canyon Education, Inc.* (Diversified Consumer Services)	369	36,236
H & R Block, Inc. (Diversified Consumer Services)	1,534	36,233
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	657	21,024
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,190	203,911
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	287	21,143
IAA, Inc.* (Commercial Services & Supplies)	1,019	42,523
IHS Markit, Ltd.* (Professional Services)	3,062	204,787
JetBlue Airways Corp.* (Airlines)	2,263	37,905
John Wiley & Sons, Inc. - Class A (Media)	336	14,764
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,020	25,041
Kohl’s Corp. (Multiline Retail)	1,215	60,337
L Brands, Inc. (Specialty Retail)	1,773	34,733
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,586	149,367
Liberty Broadband Corp.* - Class A (Media)	185	19,336
Liberty Broadband Corp.* - Class C (Media)	1,166	122,045
Liberty Global PLC* - Class A (Media)	1,247	30,863

	Shares	Value
Common Stocks, continued
Liberty Global PLC* - Class C (Media)	3,142	$74,748
Liberty Latin America, Ltd.* - Class A (Media)	346	5,906
Liberty Latin America, Ltd.* - Class C (Media)	871	14,890
Liberty Media Group* - Class A (Entertainment)	197	7,799
Liberty Media Group* - Class C (Entertainment)	1,549	64,423
Liberty SiriusXM Group* - Class A (Media)	636	26,439
Liberty SiriusXM Group* - Class C (Media)	1,160	48,674
Lions Gate Entertainment Corp.* - Class A (Entertainment)	425	3,931
Lions Gate Entertainment Corp.* - Class B (Entertainment)	826	7,219
Lithia Motors, Inc. - Class A (Specialty Retail)	171	22,637
Live Nation Entertainment, Inc.* (Entertainment)	1,062	70,453
LiveRamp Holdings, Inc.* (IT Services)	516	22,167
LKQ Corp.* (Distributors)	2,354	74,033
Lowe’s Cos., Inc. (Specialty Retail)	5,892	647,884
Lyft, Inc.* (Road & Rail)	1,518	61,996
Macy’s, Inc. (Multiline Retail)	2,360	36,674
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,089	259,792
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	295	30,565
McDonald’s Corp. (Hotels, Restaurants & Leisure)	5,798	1,244,890
Meredith Corp. (Media)	307	11,255
MGM Resorts International (Hotels, Restaurants & Leisure)	3,981	110,353
Murphy USA, Inc.* (Specialty Retail)	229	19,534
National Vision Holdings, Inc.* (Specialty Retail)	600	14,442
Netflix, Inc.* (Entertainment)	3,342	894,386
News Corp. - Class A (Media)	2,945	40,994
News Corp. - Class B (Media)	930	13,294
Nexstar Broadcasting Group, Inc. - Class A (Media)	351	35,911
Nordstrom, Inc. (Multiline Retail)	817	27,508
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,646	85,213
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	418	24,512
Omnicom Group, Inc. (Media)	1,661	130,056
O’Reilly Automotive, Inc.* (Specialty Retail)	584	232,730
Penske Automotive Group, Inc. (Specialty Retail)	257	12,151
Pinterest, Inc.* (Interactive Media & Services)	661	17,483
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	641	37,095
Qurate Retail, Inc.* - Class A (Internet & Direct Marketing Retail)	2,968	30,615
Rollins, Inc. (Commercial Services & Supplies)	1,075	36,625
Ross Stores, Inc. (Specialty Retail)	2,784	305,822
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,312	142,129
Service Corp. International (Diversified Consumer Services)	1,392	66,551
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,038	58,024
Sinclair Broadcast Group, Inc. - Class A (Media)	512	21,883
Sirius XM Holdings, Inc. (Media)(a)	10,535	65,896
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	599	30,423
Sotheby’s* - Class A (Diversified Consumer Services)	250	14,245
Southwest Airlines Co. (Airlines)	3,693	199,459
Spirit Airlines, Inc.* (Airlines)	522	18,949
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	902	17,445
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,138	807,983
Sysco Corp. (Food & Staples Retailing)	3,918	311,089
Target Corp. (Multiline Retail)	3,901	417,057
TEGNA, Inc. (Media)	1,655	25,702
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	499	26,207
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	315	13,129
The Gap, Inc. (Specialty Retail)	1,637	28,418
The Home Depot, Inc. (Specialty Retail)	6,108	1,417,178
The Interpublic Group of Cos., Inc. (Media)	2,957	63,753
The Kroger Co. (Food & Staples Retailing)	6,099	157,232
The Madison Square Garden Co.* - Class A (Entertainment)	130	34,258
The New York Times Co. - Class A (Media)	1,098	31,271
The TJX Cos., Inc. (Specialty Retail)	9,230	514,480
The Walt Disney Co. (Entertainment)	9,905	1,290,820
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,409	28,152
Tiffany & Co. (Specialty Retail)	830	76,883
Tractor Supply Co. (Specialty Retail)	910	82,300
TripAdvisor, Inc.* (Interactive Media & Services)	801	30,983
Uber Technologies, Inc.* (Road & Rail)(a)	1,558	47,472
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	450	112,793
United Continental Holdings, Inc.* (Airlines)	1,686	149,059
Urban Outfitters, Inc.* (Specialty Retail)	540	15,169
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	307	69,861
Viacom, Inc. - Class A (Entertainment)	72	1,891
Viacom, Inc. - Class B (Entertainment)	2,704	64,977
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,792	320,356
Wal-Mart Stores, Inc. (Food & Staples Retailing)	10,859	1,288,746
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	495	55,499
Williams-Sonoma, Inc. (Specialty Retail)	597	40,584
World Wrestling Entertainment, Inc. - Class A (Entertainment)	363	25,827
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	705	32,444
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	736	38,081
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	739	80,344
Yelp, Inc.* (Interactive Media & Services)	494	17,167
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	2,323	263,498
TOTAL COMMON STOCKS (Cost $19,538,010)		$27,346,321

	Principal Amount	Value
Repurchase Agreements(b) (4.2%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $1,179,066	$1,179,000	$1,179,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,179,000)		1,179,000

	Shares	Value
Collateral for Securities Loaned (0.4%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(c)	17,525	$17,525
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(c)	83,763	83,763
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(c)	9,968	9,968
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $111,256)		111,256
TOTAL INVESTMENT SECURITIES (Cost $20,828,266) - 101.0%		28,636,577
Net other assets (liabilities) - (1.0)%		(274,607)

NET ASSETS - 100.0%		$28,361,970

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $100,532.
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	10/23/19	2.41%	$1,095,358	$(10,978)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Services invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Airlines	$817,683	2.9%
Commercial Services & Supplies	227,897	0.8%
Distributors	74,033	0.3%
Diversified Consumer Services	374,495	1.3%
Entertainment	2,497,437	8.8%
Food & Staples Retailing	3,107,627	11.0%
Health Care Providers & Services	202,990	0.7%
Hotels, Restaurants & Leisure	4,483,404	15.8%
Interactive Media & Services	65,633	0.2%
Internet & Direct Marketing Retail	6,371,949	22.4%
IT Services	22,167	0.1%
Media	3,205,543	11.3%
Multiline Retail	1,084,215	3.8%
Professional Services	204,787	0.7%
Road & Rail	145,892	0.5%
Specialty Retail	4,443,033	15.7%
Trading Companies & Distributors	17,536	0.1%
Other**	1,015,649	3.6%
Total	$28,361,970	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (32.4%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $303,017	$303,000	$303,000
TOTAL REPURCHASE AGREEMENTS (Cost $303,000)		303,000

TOTAL INVESTMENT SECURITIES (Cost $303,000) - 32.4%		303,000
Net other assets (liabilities) - 67.6%		632,807

NET ASSETS - 100.0%		$935,807

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $251,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/28/19	2.41%	$684,208	$117
Dow Jones Industrial Average	UBS AG	10/28/19	2.41%	248,137	841
				$932,345	$958

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2019 :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (95.1%)
58.com, Inc.*ADR (Interactive Media & Services)	1,170	$57,693
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	18,501	3,093,923
Ambev S.A.ADR (Beverages)	56,042	258,914
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	14,846	220,611
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	5,249	95,899
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	19,527	87,090
Autohome, Inc.*ADR (Interactive Media & Services)	723	60,103
Baidu, Inc.*ADR (Interactive Media & Services)	3,519	361,612
Banco Bradesco S.A.ADR (Banks)	51,305	417,623
Banco de ChileADR (Banks)	2,828	79,467
Bancolombia S.A.ADR (Banks)	1,439	71,159
Beigene, Ltd.*ADR (Biotechnology)	466	57,066
BRF S.A.*ADR (Food Products)	9,202	84,290
Cemex S.A.B. de C.V.ADR (Construction Materials)	19,262	75,507
China Life Insurance Co., Ltd.ADR (Insurance)	18,937	218,154
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	14,070	582,498
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	3,246	190,540
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	1,766	80,477
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	7,398	77,605
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	4,837	172,633
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	2,045	311,352
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	5,071	148,530
Enersis S.A.ADR (Electric Utilities)	9,306	84,777
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,365	216,587
HDFC Bank, Ltd.ADR (Banks)	17,065	973,559
ICICI Bank, Ltd.ADR (Banks)	19,997	243,563
Infosys Technologies, Ltd.ADR (IT Services)	47,547	540,609
Itau Unibanco Holding S.A.ADR (Banks)	61,662	518,577
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	11,073	312,369
KB Financial Group, Inc.ADR (Banks)	5,001	178,636
Korea Electric Power Corp.*ADR (Electric Utilities)	6,535	70,839
Momo, Inc.ADR (Interactive Media & Services)	2,000	61,960
Netease.com, Inc.ADR (Entertainment)	879	233,972
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	1,509	167,136
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	2,684	136,374
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	17,047	246,670
POSCOADR (Metals & Mining)	3,594	169,493
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	6,050	182,166
Sasol, Ltd.ADR (Chemicals)	7,295	124,088
Shinhan Financial Group Co., Ltd.ADR (Banks)	5,732	200,563
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	3,791	84,160
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	48,173	2,239,081
TAL Education Group*ADR (Diversified Consumer Services)	4,661	159,593
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	5,270	69,406
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	25,959	54,254
Vale S.A.*ADR (Metals & Mining)	40,345	463,968
Wipro, Ltd.ADR (IT Services)	18,417	67,222
Woori Financial Group, Inc.ADR (Banks)	1,991	62,139
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	5,497	117,251

TOTAL COMMON STOCKS (Cost $9,333,864)		14,781,758

Preferred Stock (2.4%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	28,514	374,674

TOTAL PREFERRED STOCK (Cost $139,633)		374,674

	Principal Amount	Value
Repurchase Agreements(a)(b) (2.9%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $446,025	$446,000	$446,000
TOTAL REPURCHASE AGREEMENTS (Cost $446,000)		446,000
TOTAL INVESTMENT SECURITIES (Cost $9,919,497) - 100.4%		15,602,432
Net other assets (liabilities) - (0.4)%		(66,655)

NET ASSETS - 100.0%		$15,535,777

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $245,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	10/28/19	2.36%	$105,515	$500
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	10/28/19	2.41%	279,003	1,131
				$384,518	$1,631

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Air Freight & Logistics	$117,251	0.8%
Banks	2,745,286	17.7%
Beverages	475,501	3.1%
Biotechnology	57,066	0.4%
Chemicals	124,088	0.8%
Construction Materials	75,507	0.5%
Diversified Consumer Services	326,729	2.1%
Diversified Telecommunication Services	582,287	3.7%
Electric Utilities	155,616	1.1%
Entertainment	233,972	1.5%
Food Products	84,290	0.5%
Insurance	218,154	1.4%
Interactive Media & Services	541,368	3.5%
Internet & Direct Marketing Retail	3,554,822	22.8%
IT Services	607,831	3.9%
Metals & Mining	729,360	4.7%
Oil, Gas & Consumable Fuels	1,259,610	8.1%
Semiconductors & Semiconductor Equipment	2,380,425	15.3%
Wireless Telecommunication Services	887,269	5.6%
Other**	379,345	2.5%
Total	$15,535,777	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of September 30, 2019:

	Value	% of Net Assets
Brazil	$2,434,122	15.7%
Chile	164,244	1.1%
China	5,845,710	37.6%
Colombia	71,159	0.5%
Hong Kong	582,498	3.7%
India	1,824,953	11.7%
Indonesia	182,166	1.2%
Mexico	512,705	3.3%
South Africa	219,987	1.4%
South Korea	765,830	4.9%
Taiwan	2,553,058	16.4%
Other**	379,345	2.5%
Total	$15,535,777	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.4%)
Amarin Corp. PLC*ADR (Biotechnology)	24,389	$369,738
Anheuser-Busch InBev N.V.ADR (Beverages)	11,655	1,108,973
ArcelorMittalNYS - Class A (Metals & Mining)	18,130	258,171
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	3,668	911,205
AstraZeneca PLCADR (Pharmaceuticals)	17,476	778,905
Banco Santander S.A.ADR (Banks)	127,324	511,843
Barclays PLCADR (Banks)	55,889	410,225
BP PLCADR (Oil, Gas & Consumable Fuels)	20,720	787,153
British American Tobacco PLCADR (Tobacco)	17,696	652,982
Diageo PLCADR (Beverages)	4,316	705,752
Equinor ASAADR (Oil, Gas & Consumable Fuels)	27,189	515,232
EricssonADR (Communications Equipment)	47,900	382,242
GlaxoSmithKline PLCADR (Pharmaceuticals)	17,047	727,566
Grifols SAADR (Biotechnology)	19,855	397,894
GW Pharmaceuticals PLC*ADR (Pharmaceuticals)	3,019	347,276
HSBC Holdings PLCADR (Banks)	20,506	784,765
ING Groep N.V.ADR (Banks)	42,511	444,240
Koninklijke Philips N.V.NYS (Health Care Equipment & Supplies)	12,087	557,573
National Grid PLCADR (Multi-Utilities)	8,632	467,250
Nokia Corp.ADR (Communications Equipment)	73,586	372,345
NOVO Nordisk A/SADR (Pharmaceuticals)	13,594	702,810
Rio Tinto PLCADR (Metals & Mining)	12,517	652,011
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	21,361	1,257,094
Ryanair Holdings PLC*ADR (Airlines)	5,177	343,649
S.A.P. SEADR (Software)	7,767	915,496
SanofiADR (Pharmaceuticals)	14,457	669,793
Tenaris S.A.ADR (Energy Equipment & Services)	16,403	347,416
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	15,108	785,616
Unilever N.V.NYS (Personal Products)	16,615	997,398
Vodafone Group PLCADR (Wireless Telecommunication Services)	25,253	502,787
TOTAL COMMON STOCKS (Cost $12,696,678)		18,665,400
TOTAL INVESTMENT SECURITIES (Cost $12,696,678) - 100.4%		18,665,400
Net other assets (liabilities) - (0.4)%		(74,524)

NET ASSETS - 100.0%		$18,590,876

*	Non-income producing security.
ADR	American Depositary Receipt
NYS	New York Shares

ProFund VP Europe 30 invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Airlines	$343,649	1.8%
Banks	2,151,073	11.6%
Beverages	1,814,725	9.8%
Biotechnology	767,632	4.1%
Communications Equipment	754,587	4.1%
Energy Equipment & Services	347,416	1.9%
Health Care Equipment & Supplies	557,573	3.0%
Metals & Mining	910,182	4.9%
Multi-Utilities	467,250	2.5%
Oil, Gas & Consumable Fuels	3,345,095	18.0%
Personal Products	997,398	5.4%
Pharmaceuticals	3,226,350	17.3%
Semiconductors & Semiconductor Equipment	911,205	4.9%
Software	915,496	4.9%
Tobacco	652,982	3.5%
Wireless Telecommunication Services	502,787	2.7%
Other**	(74,524)	(0.4)%
Total	$18,590,876	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of September 30, 2019:

	Value	% of Net Assets
Belgium	$1,108,973	6.0%
Denmark	702,810	3.8%
Finland	372,345	2.0%
France	1,455,409	7.8%
Germany	915,496	4.9%
Ireland	713,387	3.8%
Luxembourg	605,587	3.3%
Netherlands	3,170,112	17.1%
Norway	515,232	2.8%
Spain	909,737	4.9%
Sweden	382,242	2.1%
United Kingdom	7,814,070	41.9%
Other**	(74,524)	(0.4)%
Total	$18,590,876	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (101.5%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $339,019	$339,000	$339,000
TOTAL REPURCHASE AGREEMENTS (Cost $339,000)		339,000

TOTAL INVESTMENT SECURITIES (Cost $339,000) - 101.5%		339,000
Net other assets (liabilities) - (1.5)%		(4,979)

NET ASSETS - 100.0%		$334,021

(a)                   A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $61,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of September 30, 2019, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	14,149	U.S. dollar	$17,456	10/4/19	$17,396	$(60)
Canadian dollar	19,853	U.S. dollar	15,089	10/4/19	14,988	(101)
Euro	81,287	U.S. dollar	89,491	10/4/19	88,616	(875)
Japanese yen	2,130,489	U.S. dollar	19,804	10/4/19	19,713	(91)
Swedish krona	57,085	U.S. dollar	5,898	10/4/19	5,802	(96)
Swiss franc	3,311	U.S. dollar	3,339	10/4/19	3,319	(20)
Total Long Contracts			$151,077		$149,834	$(1,243)

As of September 30, 2019, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$41,482	British pound	33,450	10/4/19	$41,127	$355
U.S. dollar	32,072	Canadian dollar	42,486	10/4/19	32,074	(2)
U.S. dollar	201,396	Euro	182,952	10/4/19	199,446	1,950
U.S. dollar	48,157	Japanese yen	5,184,774	10/4/19	47,973	184
U.S. dollar	14,783	Swedish krona	143,249	10/4/19	14,560	223
U.S. dollar	12,815	Swiss franc	12,687	10/4/19	12,720	95
Total Short Contracts	$350,705				$347,900	$2,805

Long:
British pound	51,761	U.S. dollar	$64,255	10/4/19	$63,641	$(614)
Canadian dollar	63,046	U.S. dollar	47,776	10/4/19	47,596	(180)
Euro	278,066	U.S. dollar	306,999	10/4/19	303,136	(3,863)
Japanese yen	7,971,949	U.S. dollar	73,995	10/4/19	73,761	(234)
Swedish krona	223,955	U.S. dollar	23,145	10/4/19	22,764	(381)
Swiss franc	21,319	U.S. dollar	21,504	10/4/19	21,374	(130)
Total Long Contracts			$537,674		$532,272	$(5,402)

			Total unrealized appreciation			$2,807
			Total unrealized (depreciation)			(6,647)
			Total net unrealized appreciation/(depreciation)			$(3,840)

September 30, 2019 :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (98.6%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	496	$14,176
Affiliated Managers Group, Inc. (Capital Markets)	297	24,755
Aflac, Inc. (Insurance)	4,345	227,330
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3,215	51,729
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	666	102,591
Alleghany Corp.* (Insurance)	85	67,810
Ally Financial, Inc. (Consumer Finance)	2,291	75,970
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	806	38,752
American Express Co. (Consumer Finance)	3,992	472,173
American Financial Group, Inc. (Insurance)	438	47,238
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,496	38,731
American International Group, Inc. (Insurance)	5,105	284,349
American Tower Corp. (Equity Real Estate Investment Trusts)	2,598	574,495
Americold Realty Trust (Equity Real Estate Investment Trusts)	1,125	41,704
Ameriprise Financial, Inc. (Capital Markets)	768	112,973
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	8,545	75,196
Aon PLC (Insurance)	1,384	267,901
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	874	45,570
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,235	20,476
Arch Capital Group, Ltd.* (Insurance)	2,377	99,786
Arthur J. Gallagher & Co. (Insurance)	1,092	97,810
Associated Banc-Corp. (Banks)	952	19,278
Assurant, Inc. (Insurance)	359	45,169
Assured Guaranty, Ltd. (Insurance)	579	25,742
Athene Holding, Ltd.* (Insurance)	709	29,821
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	820	176,571
AXA Equitable Holdings, Inc. (Diversified Financial Services)	1,758	38,957
Axis Capital Holdings, Ltd. (Insurance)	493	32,893
BancorpSouth Bank (Banks)	549	16,256
Bank of America Corp. (Banks)	49,161	1,434,026
Bank of Hawaii Corp. (Banks)	238	20,451
Bank OZK (Banks)	709	19,334
BankUnited, Inc. (Banks)	558	18,760
BB&T Corp. (Banks)	4,496	239,952
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	11,507	2,393,686
BlackRock, Inc. - Class A (Capital Markets)	689	307,046
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	788	28,250
BOK Financial Corp. (Banks)	188	14,880
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	844	109,433
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,034	15,665
Brighthouse Financial, Inc.* (Insurance)	654	26,467
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,748	35,467
Brown & Brown, Inc. (Insurance)	1,370	49,402
Camden Property Trust (Equity Real Estate Investment Trusts)	568	63,054
Capital One Financial Corp. (Consumer Finance)	2,760	251,105
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	830	11,437
Cathay General Bancorp, Inc. (Banks)	445	15,457
CBOE Holdings, Inc. (Capital Markets)	655	75,266
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,974	104,642
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,098	21,477
Chubb, Ltd. (Insurance)	2,674	431,691
Cincinnati Financial Corp. (Insurance)	891	103,953
CIT Group, Inc. (Banks)	556	25,192
Citigroup, Inc. (Banks)	13,257	915,794
Citizens Financial Group, Inc. (Banks)	2,624	92,811
CME Group, Inc. (Capital Markets)	2,101	444,024
CNA Financial Corp. (Insurance)	159	7,831
CNO Financial Group, Inc. (Insurance)	915	14,484
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	2,858	17,205
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	686	14,509
Comerica, Inc. (Banks)	876	57,807
Commerce Bancshares, Inc. (Banks)	580	35,177
Corecivic, Inc. (Equity Real Estate Investment Trusts)	699	12,079
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	216	26,320
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	657	19,565
CoStar Group, Inc.* (Professional Services)	214	126,945
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	861	32,365
Credit Acceptance Corp.* (Consumer Finance)	82	37,827
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,440	339,183
CubeSmart (Equity Real Estate Investment Trusts)	1,129	39,402
Cullen/Frost Bankers, Inc. (Banks)	335	29,664
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	664	52,522
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,175	12,044
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,223	158,758
Discover Financial Services (Consumer Finance)	1,868	151,476
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	967	41,417
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,121	72,050
E*TRADE Financial Corp. (Capital Markets)	1,407	61,472

	Shares	Value
Common Stocks, continued
East West Bancorp, Inc. (Banks)	854	$37,824
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	220	27,504
Eaton Vance Corp. (Capital Markets)	663	29,789
Enstar Group, Ltd.* (Insurance)	87	16,523
EPR Properties (Equity Real Estate Investment Trusts)	455	34,971
Equinix, Inc. (Equity Real Estate Investment Trusts)	498	287,246
Equity Commonwealth (Equity Real Estate Investment Trusts)	715	24,489
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	534	71,342
Equity Residential (Equity Real Estate Investment Trusts)	2,046	176,488
Erie Indemnity Co. - Class A (Insurance)	108	20,050
Essent Group, Ltd. (Thrifts & Mortgage Finance)	577	27,506
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	386	126,087
Evercore Partners, Inc. - Class A (Capital Markets)	234	18,743
Everest Re Group, Ltd. (Insurance)	239	63,596
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	754	88,082
F.N.B. Corp. (Banks)	1,906	21,976
FactSet Research Systems, Inc. (Capital Markets)	224	54,425
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	409	55,681
Federated Investors, Inc. - Class B (Capital Markets)	564	18,279
Fifth Third Bancorp (Banks)	4,287	117,378
First American Financial Corp. (Insurance)	658	38,829
First Citizens BancShares, Inc. - Class A (Banks)	51	24,049
First Financial Bankshares, Inc. (Banks)	797	26,564
First Hawaiian, Inc. (Banks)	782	20,879
First Horizon National Corp. (Banks)	1,834	29,717
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	742	29,354
First Republic Bank (Banks)	987	95,443
FirstCash, Inc. (Consumer Finance)	252	23,101
FNF Group (Insurance)	1,610	71,500
Franklin Resources, Inc. (Capital Markets)	1,655	47,763
Fulton Financial Corp. (Banks)	976	15,792
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,197	45,773
Genworth Financial, Inc.* - Class A (Insurance)	2,954	12,998
Glacier Bancorp, Inc. (Banks)	503	20,351
Globe Life, Inc. (Insurance)	589	56,403
Green Dot Corp.* - Class A (Consumer Finance)	280	7,070
Hancock Holding Co. (Banks)	532	20,373
Hartford Financial Services Group, Inc. (Insurance)	2,122	128,614
HCP, Inc. (Equity Real Estate Investment Trusts)	2,882	102,686
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	758	25,393
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	1,204	35,374
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	609	27,368
Home BancShares, Inc. (Banks)	914	17,179
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,283	74,053
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	906	30,315
Huntington Bancshares, Inc. (Banks)(a)	6,090	86,904
IBERIABANK Corp. (Banks)	309	23,342
Interactive Brokers Group, Inc. - Class A (Capital Markets)	450	24,201
Intercontinental Exchange, Inc. (Capital Markets)	3,289	303,476
International Bancshares Corp. (Banks)	339	13,092
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	838	12,830
Invesco, Ltd. (Capital Markets)	2,261	38,301
Investors Bancorp, Inc. (Banks)	1,315	14,938
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	2,807	83,115
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,685	54,577
Janus Henderson Group PLC (Capital Markets)	933	20,955
JBG Smith Properties (Equity Real Estate Investment Trusts)	693	27,173
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	302	41,996
JPMorgan Chase & Co. (Banks)	18,764	2,208,335
Kemper Corp. (Insurance)	367	28,608
KeyCorp (Banks)	5,887	105,024
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	545	42,450
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,477	51,720
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	504	41,293
Lazard, Ltd. - Class A (Capital Markets)	761	26,635
Legg Mason, Inc. (Capital Markets)	479	18,293
LendingTree, Inc.* (Thrifts & Mortgage Finance)	45	13,969
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,454	14,904
Liberty Property Trust (Equity Real Estate Investment Trusts)	926	47,532
Life Storage, Inc. (Equity Real Estate Investment Trusts)	274	28,882
Lincoln National Corp. (Insurance)	1,175	70,876
Loews Corp. (Insurance)	1,526	78,558
LPL Financial Holdings, Inc. (Capital Markets)	483	39,558
M&T Bank Corp. (Banks)	784	123,848
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	531	11,501
Markel Corp.* (Insurance)	81	95,734
MarketAxess Holdings, Inc. (Capital Markets)	222	72,705
Marsh & McLennan Cos., Inc. (Insurance)	2,971	297,249
MasterCard, Inc. - Class A (IT Services)	5,239	1,422,755
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,619	51,228

	Shares	Value
Common Stocks, continued
Mercury General Corp. (Insurance)	159	$8,885
MetLife, Inc. (Insurance)	4,671	220,284
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,644	19,460
MGIC Investment Corp. (Thrifts & Mortgage Finance)	2,078	26,141
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	669	86,977
Moody’s Corp. (Capital Markets)	955	195,613
Morgan Stanley (Capital Markets)	7,371	314,521
Morningstar, Inc. (Capital Markets)	120	17,537
MSCI, Inc. - Class A (Capital Markets)	497	108,222
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	254	20,927
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,007	56,795
Navient Corp. (Consumer Finance)	1,190	15,232
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,438	38,228
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,743	34,426
Northern Trust Corp. (Capital Markets)	1,261	117,677
Old Republic International Corp. (Insurance)	1,672	39,409
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,271	53,115
Onemain Holdings, Inc. (Consumer Finance)	447	16,396
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	841	23,363
PacWest Bancorp (Banks)	694	25,220
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,181	15,766
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,407	35,133
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	767	21,338
People’s United Financial, Inc. (Banks)	2,340	36,586
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,087	19,294
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	738	15,409
Pinnacle Financial Partners, Inc. (Banks)	424	24,062
PNC Financial Services Group, Inc. (Banks)	2,613	366,238
Popular, Inc. (Banks)	567	30,663
Potlatch Corp. (Equity Real Estate Investment Trusts)	394	16,187
Primerica, Inc. (Insurance)	246	31,299
Principal Financial Group, Inc. (Insurance)	1,522	86,967
ProAssurance Corp. (Insurance)	315	12,685
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,704	315,655
Prosperity Bancshares, Inc. (Banks)	405	28,605
Prudential Financial, Inc. (Insurance)	2,359	212,192
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	118	21,470
Public Storage (Equity Real Estate Investment Trusts)	881	216,083
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,193	27,248
Raymond James Financial, Inc. (Capital Markets)	725	59,784
Rayonier, Inc. (Equity Real Estate Investment Trusts)	761	21,460
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,867	143,162
Regency Centers Corp. (Equity Real Estate Investment Trusts)	983	68,309
Regions Financial Corp. (Banks)	5,855	92,626
Reinsurance Group of America, Inc. (Insurance)	368	58,836
RenaissanceRe Holdings, Ltd. (Insurance)	259	50,104
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,254	15,449
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	644	28,349
RLI Corp. (Insurance)	234	21,741
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,010	17,160
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	302	24,707
S&P Global, Inc. (Capital Markets)	1,445	353,996
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,112	25,532
Santander Consumer USA Holdings, Inc. (Consumer Finance)	609	15,536
SBA Communications Corp. (Equity Real Estate Investment Trusts)	664	160,124
SEI Investments Co. (Capital Markets)	744	44,086
Selective Insurance Group, Inc. (Insurance)	348	26,166
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,395	12,911
Service Properties Trust (Equity Real Estate Investment Trusts)	965	24,887
Signature Bank (Banks)	321	38,270
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,807	281,260
SITE Centers Corp. (Equity Real Estate Investment Trusts)	816	12,330
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	484	39,567
SLM Corp. (Consumer Finance)	2,503	22,089
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	529	25,318
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,652	40,011
State Street Corp. (Capital Markets)	2,186	129,389
Sterling Bancorp (Banks)	1,204	24,152
Stifel Financial Corp. (Capital Markets)	408	23,411
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,233	46,127
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	532	78,975
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,320	18,137
SunTrust Banks, Inc. (Banks)	2,605	179,224
SVB Financial Group* (Banks)	302	63,103
Synchrony Financial (Consumer Finance)	3,582	122,110
Synovus Financial Corp. (Banks)	906	32,399
T. Rowe Price Group, Inc. (Capital Markets)	1,382	157,894
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	359	14,658
TCF Financial Corp. (Banks)	901	34,301
TD Ameritrade Holding Corp. (Capital Markets)	1,577	73,646

	Shares	Value
Common Stocks, continued
Texas Capital Bancshares, Inc.* (Banks)	295	$16,122
TFS Financial Corp. (Thrifts & Mortgage Finance)	296	5,334
The Allstate Corp. (Insurance)	1,932	209,970
The Bank of New York Mellon Corp. (Capital Markets)	5,034	227,587
The Blackstone Group, Inc. - Class A (Capital Markets)	3,881	189,548
The Charles Schwab Corp. (Capital Markets)	6,827	285,573
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	712	12,346
The Goldman Sachs Group, Inc. (Capital Markets)	1,899	393,529
The Hanover Insurance Group, Inc. (Insurance)	232	31,445
The Howard Hughes Corp.* (Real Estate Management & Development)	253	32,789
The Macerich Co. (Equity Real Estate Investment Trusts)	647	20,439
The Nasdaq OMX Group, Inc. (Capital Markets)	676	67,161
The Progressive Corp. (Insurance)	3,431	265,045
The Travelers Cos., Inc. (Insurance)	1,528	227,198
Tradeweb Markets, Inc. - Class A (Capital Markets)	270	9,985
Trustmark Corp. (Banks)	378	12,894
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,601	21,021
U.S. Bancorp (Banks)	8,415	465,686
UDR, Inc. (Equity Real Estate Investment Trusts)	1,718	83,289
UMB Financial Corp. (Banks)	253	16,339
Umpqua Holdings Corp. (Banks)	1,292	21,266
United Bankshares, Inc. (Banks)	598	22,646
Unum Group (Insurance)	1,224	36,377
Urban Edge Properties (Equity Real Estate Investment Trusts)	676	13,378
Valley National Bancorp (Banks)	1,947	21,164
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,186	159,644
VEREIT, Inc. (Equity Real Estate Investment Trusts)	5,712	55,863
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	2,705	61,268
Virtu Financial, Inc. - Class A (Capital Markets)	434	7,100
Visa, Inc. - Class A (IT Services)	10,134	1,743,150
Vornado Realty Trust (Equity Real Estate Investment Trusts)	929	59,149
Voya Financial, Inc. (Diversified Financial Services)	824	44,859
W.R. Berkley Corp. (Insurance)	849	61,323
Washington Federal, Inc. (Thrifts & Mortgage Finance)	466	17,237
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	470	12,859
Webster Financial Corp. (Banks)	541	25,357
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	710	20,682
Wells Fargo & Co. (Banks)	23,529	1,186,803
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,378	215,566
Western Alliance Bancorp (Banks)	559	25,759
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	4,371	121,077
White Mountains Insurance Group, Ltd. (Insurance)	18	19,440
Willis Towers Watson PLC (Insurance)	757	146,078
Wintrust Financial Corp. (Banks)	333	21,522
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,002	89,679
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	661	13,960
Zions Bancorp (Banks)	1,038	46,212

TOTAL COMMON STOCKS (Cost $9,737,525)		32,331,825

	Principal Amount	Value
Repurchase Agreements(b) (1.4%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $447,025	$447,000	$447,000
TOTAL REPURCHASE AGREEMENTS (Cost $447,000)		447,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(c)	12,281	$12,281
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(c)	58,702	58,702
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(c)	6,986	6,986
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $77,969)		77,969
TOTAL INVESTMENT SECURITIES (Cost $10,262,494) - 100.2%		32,856,794
Net other assets (liabilities) - (0.2)%		(68,531)

NET ASSETS - 100.0%		$32,788,263

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $75,431.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	10/23/19	2.41%	$390,028	$(1,829)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Banks	$8,835,066	26.9%
Capital Markets	4,514,918	13.8%
Consumer Finance	1,210,085	3.7%
Diversified Financial Services	2,477,502	7.6%
Equity Real Estate Investment Trusts	6,745,818	20.6%
Insurance	4,604,659	14.0%
IT Services	3,165,905	9.7%
Mortgage Real Estate Investment Trusts	308,202	0.9%
Professional Services	126,945	0.4%
Real Estate Management & Development	179,427	0.5%
Thrifts & Mortgage Finance	163,298	0.5%
Other**	456,438	1.4%
Total	$32,788,263	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (96.8%)
Abbott Laboratories (Health Care Equipment & Supplies)	19,847	$1,660,597
AbbVie, Inc. (Biotechnology)	16,605	1,257,331
ABIOMED, Inc.* (Health Care Equipment & Supplies)	510	90,724
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	994	30,894
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,185	42,648
Agilent Technologies, Inc. (Life Sciences Tools & Services)	3,475	266,289
Agios Pharmaceuticals, Inc.* (Biotechnology)	581	18,824
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,518	246,613
Align Technology, Inc.* (Health Care Equipment & Supplies)	816	147,631
Alkermes PLC* (Biotechnology)	1,764	34,416
Allergan PLC (Pharmaceuticals)	3,684	619,980
Allogene Therapeutics, Inc.* (Biotechnology)(a)	574	15,644
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,249	100,445
Amedisys, Inc.* (Health Care Providers & Services)	361	47,295
Amgen, Inc. (Biotechnology)	6,734	1,303,097
Anthem, Inc. (Health Care Providers & Services)	2,873	689,807
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	536	20,079
Avantor, Inc.* (Life Sciences Tools & Services)	2,492	36,632
Baxter International, Inc. (Health Care Equipment & Supplies)	5,733	501,466
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3,031	766,722
Biogen, Inc.* (Biotechnology)	2,071	482,170
BioMarin Pharmaceutical, Inc.* (Biotechnology)	2,015	135,811
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	241	80,190
Bio-Techne Corp. (Life Sciences Tools & Services)	427	83,551
Bluebird Bio, Inc.* (Biotechnology)	621	57,020
Blueprint Medicines Corp.* (Biotechnology)	552	40,555
Boston Scientific Corp.* (Health Care Equipment & Supplies)	15,642	636,473
Bristol-Myers Squibb Co. (Pharmaceuticals)	18,369	931,492
Bruker Corp. (Life Sciences Tools & Services)(a)	1,146	50,344
Cantel Medical Corp. (Health Care Equipment & Supplies)	413	30,892
Catalent, Inc.* (Pharmaceuticals)	1,640	78,162
Celgene Corp.* (Biotechnology)	7,959	790,329
Centene Corp.* (Health Care Providers & Services)	4,645	200,943
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	548	72,539
Chemed Corp. (Health Care Providers & Services)	179	74,745
Cigna Corp. (Health Care Providers & Services)	4,240	643,590
Covetrus, Inc.* (Health Care Providers & Services)	1,094	13,008
CVS Health Corp. (Health Care Providers & Services)	14,604	921,074
Danaher Corp. (Health Care Equipment & Supplies)	7,169	1,035,419
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	1,087	62,035
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	2,517	134,181
DexCom, Inc.* (Health Care Equipment & Supplies)	1,024	152,822
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	2,335	513,490
Elanco Animal Health, Inc.* (Pharmaceuticals)	4,189	111,386
Eli Lilly & Co. (Pharmaceuticals)	9,540	1,066,858
Encompass Health Corp. (Health Care Providers & Services)	1,108	70,114
Exact Sciences Corp.* (Biotechnology)	1,454	131,398
Exelixis, Inc.* (Biotechnology)	3,401	60,147
FibroGen, Inc.* (Biotechnology)	878	32,468
Gilead Sciences, Inc. (Biotechnology)	14,221	901,327
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	861	44,014
Guardant Health, Inc.* (Health Care Providers & Services)	449	28,660
Haemonetics Corp.* (Health Care Equipment & Supplies)	570	71,900
HCA Holdings, Inc. (Health Care Providers & Services)	2,987	359,695
HealthEquity, Inc.* (Health Care Providers & Services)	793	45,316
Henry Schein, Inc.* (Health Care Providers & Services)	1,665	105,728
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	750	78,923
Hologic, Inc.* (Health Care Equipment & Supplies)	3,002	151,571
Horizon Therapeutics PLC* (Pharmaceuticals)	2,094	57,020
Humana, Inc. (Health Care Providers & Services)	1,517	387,851
ICU Medical, Inc.* (Health Care Equipment & Supplies)	216	34,474
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	967	262,956
Illumina, Inc.* (Life Sciences Tools & Services)	1,651	502,268
Immunomedics, Inc.* (Biotechnology)	1,919	25,446
Incyte Corp.* (Biotechnology)	2,005	148,831
Insulet Corp.* (Health Care Equipment & Supplies)	677	111,658
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	797	47,876

	Shares	Value
Common Stocks, continued
Intercept Pharmaceuticals, Inc.* (Biotechnology)	283	$18,780
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,294	698,669
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,436	86,031
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	2,046	305,631
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	636	81,497
Johnson & Johnson (Pharmaceuticals)	29,636	3,834,307
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,097	184,296
LivaNova PLC* (Health Care Equipment & Supplies)	543	40,068
Masimo Corp.* (Health Care Equipment & Supplies)	551	81,983
McKesson Corp. (Health Care Providers & Services)	2,076	283,706
MEDNAX, Inc.* (Health Care Providers & Services)	946	21,399
Medtronic PLC (Health Care Equipment & Supplies)	15,066	1,636,468
Merck & Co., Inc. (Pharmaceuticals)	28,751	2,420,259
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	276	194,414
Moderna, Inc.* (Biotechnology)(a)	2,299	36,600
Molina Healthcare, Inc.* (Health Care Providers & Services)	704	77,243
Mylan N.V.* (Pharmaceuticals)	5,793	114,586
Myriad Genetics, Inc.* (Biotechnology)	829	23,734
Nektar Therapeutics* (Pharmaceuticals)	1,968	35,847
Neogen Corp.* (Health Care Equipment & Supplies)	588	40,049
Neurocrine Biosciences, Inc.* (Biotechnology)	1,028	92,633
NuVasive, Inc.* (Health Care Equipment & Supplies)	584	37,014
Penumbra, Inc.* (Health Care Equipment & Supplies)	359	48,282
Perrigo Co. PLC (Pharmaceuticals)	1,528	85,400
Pfizer, Inc. (Pharmaceuticals)	62,110	2,231,612
Portola Pharmaceuticals, Inc.* (Biotechnology)	789	21,161
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	705	69,957
Premier, Inc.* (Health Care Providers & Services)	711	20,562
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,512	161,829
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	897	248,828
Repligen Corp.* (Biotechnology)	521	39,955
ResMed, Inc. (Health Care Equipment & Supplies)	1,613	217,932
Sage Therapeutics, Inc.* (Biotechnology)	580	81,368
Sarepta Therapeutics, Inc.* (Biotechnology)	793	59,729
Seattle Genetics, Inc.* (Biotechnology)	1,270	108,458
STERIS PLC (Health Care Equipment & Supplies)	951	137,410
Stryker Corp. (Health Care Equipment & Supplies)	3,603	779,329
Syneos Health, Inc.* (Life Sciences Tools & Services)	697	37,087
Teladoc, Inc.* (Health Care Technology)(a)	809	54,785
Teleflex, Inc. (Health Care Equipment & Supplies)	519	176,330
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,162	25,703
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	557	165,429
The Medicines Co.* (Pharmaceuticals)(a)	829	41,450
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	4,497	1,309,842
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	609	26,053
United Therapeutics Corp.* (Biotechnology)	492	39,237
UnitedHealth Group, Inc. (Health Care Providers & Services)	10,642	2,312,718
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	912	135,660
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,023	121,829
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,886	488,946
Waters Corp.* (Life Sciences Tools & Services)	750	167,423
WellCare Health Plans, Inc.* (Health Care Providers & Services)	565	146,431
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	828	117,427
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	2,306	316,545
Zoetis, Inc. (Pharmaceuticals)	5,363	668,176

TOTAL COMMON STOCKS (Cost $12,922,733)		40,963,951

	Principal Amount	Value
Repurchase Agreements(b) (3.5%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $1,472,083	$1,472,000	$1,472,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,472,000)		1,472,000

	Shares	Value
Collateral for Securities Loaned (0.4%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(c)	28,261	$28,261
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(c)	135,080	135,080
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(c)	16,075	16,075
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $179,416)		179,416
TOTAL INVESTMENT SECURITIES (Cost $14,574,149) - 100.7%		42,615,367
Net other assets (liabilities) - (0.7)%		(299,838)

NET ASSETS - 100.0%		$42,315,529

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $177,119.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	10/23/19	2.41%	$1,465,435	$(27,985)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Biotechnology	$7,196,033	17.0%
Health Care Equipment & Supplies	11,108,632	26.3%
Health Care Providers & Services	7,050,302	16.7%
Health Care Technology	54,785	0.1%
Life Sciences Tools & Services	3,176,167	7.5%
Pharmaceuticals	12,378,032	29.2%
Other**	1,351,578	3.2%
Total	$42,315,529	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (97.5%)
3M Co. (Industrial Conglomerates)	2,354	$386,998
A.O. Smith Corp. (Building Products)	566	27,004
Accenture PLC - Class A (IT Services)	2,607	501,455
Acuity Brands, Inc. (Electrical Equipment)	163	21,971
ADT, Inc. (Commercial Services & Supplies)(a)	424	2,658
AECOM Technology Corp.* (Construction & Engineering)	645	24,226
AGCO Corp. (Machinery)	259	19,606
Air Lease Corp. (Trading Companies & Distributors)	425	17,774
Allegion PLC (Building Products)	382	39,594
Alliance Data Systems Corp. (IT Services)	168	21,526
Allison Transmission Holdings, Inc. (Machinery)	493	23,196
Amcor PLC (Containers & Packaging)	6,647	64,808
AMETEK, Inc. (Electrical Equipment)	934	85,760
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,217	117,441
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	123	8,502
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	158	8,974
AptarGroup, Inc. (Containers & Packaging)	262	31,034
Arconic, Inc. (Aerospace & Defense)	1,585	41,210
Armstrong World Industries, Inc. (Building Products)	199	19,243
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	340	25,357
ASGN, Inc.* (Professional Services)	216	13,578
Automatic Data Processing, Inc. (IT Services)	1,775	286,521
Avery Dennison Corp. (Containers & Packaging)	344	39,068
Avnet, Inc. (Electronic Equipment, Instruments & Components)	424	18,862
Axon Enterprise, Inc.* (Aerospace & Defense)	242	13,741
Ball Corp. (Containers & Packaging)	1,359	98,949
Barnes Group, Inc. (Machinery)	195	10,050
Belden, Inc. (Electronic Equipment, Instruments & Components)	158	8,428
Berry Plastics Group, Inc.* (Containers & Packaging)	540	21,206
Black Knight, Inc.* (IT Services)	612	37,369
Broadridge Financial Solutions, Inc. (IT Services)	468	58,233
BWX Technologies, Inc. (Aerospace & Defense)	389	22,255
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	554	46,968
Carlisle Cos., Inc. (Industrial Conglomerates)	232	33,765
Caterpillar, Inc. (Machinery)	2,302	290,767
Cintas Corp. (Commercial Services & Supplies)	340	91,154
Clean Harbors, Inc.* (Commercial Services & Supplies)	210	16,212
Cognex Corp. (Electronic Equipment, Instruments & Components)	698	34,293
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	98	15,065
Colfax Corp.* (Machinery)	342	9,939
CoreLogic, Inc.* (IT Services)	328	15,177
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,195	91,121
Covanta Holding Corp. (Commercial Services & Supplies)	479	8,282
Crane Co. (Machinery)	208	16,771
Crown Holdings, Inc.* (Containers & Packaging)	555	36,663
CSX Corp. (Road & Rail)	3,266	226,236
Cummins, Inc. (Machinery)	646	105,085
Curtiss-Wright Corp. (Aerospace & Defense)	175	22,640
Deere & Co. (Machinery)(a)	1,288	217,261
Deluxe Corp. (Commercial Services & Supplies)	176	8,652
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	264	17,065
Donaldson Co., Inc. (Machinery)	522	27,186
Dover Corp. (Machinery)	595	59,238
Eagle Materials, Inc. (Construction Materials)	172	15,482
Eaton Corp. PLC (Electrical Equipment)	1,718	142,852
EMCOR Group, Inc. (Construction & Engineering)	230	19,808
Emerson Electric Co. (Electrical Equipment)	2,517	168,286
EnerSys (Electrical Equipment)	174	11,474
Equifax, Inc. (Professional Services)	495	69,632
Euronet Worldwide, Inc.* (IT Services)	223	32,625
Expeditors International of Washington, Inc. (Air Freight & Logistics)	699	51,929
Fastenal Co. (Trading Companies & Distributors)	2,346	76,645
FedEx Corp. (Air Freight & Logistics)	982	142,950
Fidelity National Information Services, Inc. (IT Services)	2,510	333,228
Fiserv, Inc.* (IT Services)	2,335	241,883
FleetCor Technologies, Inc.* (IT Services)	354	101,520
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	555	29,187
Flowserve Corp. (Machinery)	537	25,083
Fluor Corp. (Construction & Engineering)	573	10,961
Fortive Corp. (Machinery)	1,208	82,820
Fortune Brands Home & Security, Inc. (Building Products)	572	31,288
FTI Consulting, Inc.* (Professional Services)	154	16,322
Gardner Denver Holdings, Inc.* (Machinery)	543	15,361
Gates Industrial Corp. PLC* (Machinery)	190	1,913

	Shares	Value
Common Stocks, continued
GATX Corp. (Trading Companies & Distributors)	146	$11,319
Generac Holdings, Inc.* (Electrical Equipment)	255	19,977
General Dynamics Corp. (Aerospace & Defense)	957	174,873
General Electric Co. (Industrial Conglomerates)	35,707	319,221
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	232	25,638
Genpact, Ltd. (IT Services)	631	24,451
Global Payments, Inc. (IT Services)	1,228	195,252
Graco, Inc. (Machinery)	682	31,399
GrafTech International, Ltd. (Electrical Equipment)	250	3,200
Graphic Packaging Holding Co. (Containers & Packaging)	1,203	17,744
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	699	27,383
HEICO Corp. (Aerospace & Defense)	165	20,605
HEICO Corp. - Class A (Aerospace & Defense)	295	28,706
Hexcel Corp. (Aerospace & Defense)	348	28,581
Hillenbrand, Inc. (Machinery)	256	7,905
Honeywell International, Inc. (Industrial Conglomerates)	2,944	498,124
Hubbell, Inc. (Electrical Equipment)	223	29,302
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	169	35,793
IDEX Corp. (Machinery)	310	50,803
Illinois Tool Works, Inc. (Machinery)	1,204	188,415
Ingersoll-Rand PLC (Machinery)	988	121,731
Insperity, Inc. (Professional Services)	158	15,582
International Paper Co. (Containers & Packaging)	1,607	67,205
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	146	19,798
Itron, Inc.* (Electronic Equipment, Instruments & Components)	144	10,650
ITT, Inc. (Machinery)	360	22,028
J.B. Hunt Transport Services, Inc. (Road & Rail)	349	38,617
Jabil, Inc. (Electronic Equipment, Instruments & Components)	569	20,353
Jack Henry & Associates, Inc. (IT Services)	315	45,981
Jacobs Engineering Group, Inc. (Construction & Engineering)	554	50,691
Johnson Controls International PLC (Building Products)	3,256	142,906
Kansas City Southern Industries, Inc. (Road & Rail)	412	54,800
Kennametal, Inc. (Machinery)	337	10,359
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	767	74,591
Kirby Corp.* (Marine)	245	20,129
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	502	18,223
Korn/Ferry International (Professional Services)	229	8,849
L3Harris Technologies, Inc. (Aerospace & Defense)	914	190,697
Landstar System, Inc. (Road & Rail)	162	18,238
Lennox International, Inc. (Building Products)	144	34,988
Lincoln Electric Holdings, Inc. (Machinery)	253	21,950
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	101	17,908
Lockheed Martin Corp. (Aerospace & Defense)	1,017	396,691
Louisiana-Pacific Corp. (Paper & Forest Products)	506	12,437
Macquarie Infrastructure Corp. (Transportation Infrastructure)	318	12,551
ManpowerGroup, Inc. (Professional Services)	245	20,639
Martin Marietta Materials, Inc. (Construction Materials)	255	69,896
Masco Corp. (Building Products)	1,184	49,349
MasTec, Inc.* (Construction & Engineering)	247	16,038
MAXIMUS, Inc. (IT Services)	261	20,165
Mercury Systems, Inc.* (Aerospace & Defense)	227	18,426
Moog, Inc. - Class A (Aerospace & Defense)	133	10,789
MSA Safety, Inc. (Commercial Services & Supplies)	146	15,930
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	184	13,346
National Instruments Corp. (Electronic Equipment, Instruments & Components)	486	20,407
Navistar International Corp.* (Machinery)	268	7,533
Nielsen Holdings PLC (Professional Services)	1,455	30,919
Nordson Corp. (Machinery)	209	30,568
Norfolk Southern Corp. (Road & Rail)	1,078	193,673
Northrop Grumman Corp. (Aerospace & Defense)	644	241,365
nVent Electric PLC (Electrical Equipment)	637	14,039
Old Dominion Freight Line, Inc. (Road & Rail)	262	44,532
Oshkosh Corp. (Machinery)	280	21,224
Owens Corning (Building Products)	445	28,124
Owens-Illinois, Inc. (Containers & Packaging)	636	6,532
PACCAR, Inc. (Machinery)	1,417	99,204
Packaging Corp. of America (Containers & Packaging)	387	41,061
Parker-Hannifin Corp. (Machinery)	526	95,001
Paychex, Inc. (IT Services)	1,309	108,346
PayPal Holdings, Inc.* (IT Services)	4,814	498,681
Pentair PLC (Machinery)	688	26,006
PerkinElmer, Inc. (Life Sciences Tools & Services)	454	38,667
Quanta Services, Inc. (Construction & Engineering)	582	22,000
Raytheon Co. (Aerospace & Defense)	1,139	223,460
Regal Beloit Corp. (Electrical Equipment)	172	12,530
Republic Services, Inc. - Class A (Commercial Services & Supplies)	866	74,952
Resideo Technologies, Inc.* (Building Products)	502	7,204
Robert Half International, Inc. (Professional Services)	481	26,772
Rockwell Automation, Inc. (Electrical Equipment)	479	78,939
Roper Technologies, Inc. (Industrial Conglomerates)	426	151,912
Ryder System, Inc. (Road & Rail)	218	11,286

	Shares	Value
Common Stocks, continued
Sabre Corp. (IT Services)	1,120	$25,082
Sealed Air Corp. (Containers & Packaging)	632	26,234
Sensata Technologies Holding PLC* (Electrical Equipment)	659	32,990
Silgan Holdings, Inc. (Containers & Packaging)	318	9,551
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	169	12,509
Snap-on, Inc. (Machinery)	226	35,378
Sonoco Products Co. (Containers & Packaging)	409	23,808
Spirit AeroSystems Holdings, Inc. - Class A (Aerospace & Defense)	423	34,788
Square, Inc.* - Class A (IT Services)	1,402	86,854
Stericycle, Inc.* (Commercial Services & Supplies)	373	18,997
Summit Materials, Inc.* - Class A (Construction Materials)	459	10,190
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,374	128,029
Teledyne Technologies, Inc.* (Aerospace & Defense)	149	47,977
Terex Corp. (Machinery)	268	6,960
Tetra Tech, Inc. (Commercial Services & Supplies)	224	19,434
Textron, Inc. (Aerospace & Defense)	942	46,120
The Boeing Co. (Aerospace & Defense)	2,187	832,087
The Brink’s Co. (Commercial Services & Supplies)	205	17,005
The Middleby Corp.* (Machinery)	228	26,653
The Sherwin-Williams Co. (Chemicals)	336	184,756
The Timken Co. (Machinery)	280	12,183
The Toro Co. (Machinery)	436	31,959
The Western Union Co. (IT Services)	1,734	40,177
TransDigm Group, Inc. (Aerospace & Defense)	203	105,696
TransUnion (Professional Services)	768	62,292
Trex Co., Inc.* (Building Products)	239	21,732
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,030	39,974
TriNet Group, Inc.* (Professional Services)	180	11,194
Trinity Industries, Inc. (Machinery)	419	8,246
Union Pacific Corp. (Road & Rail)	2,883	466,988
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,857	342,325
United Rentals, Inc.* (Trading Companies & Distributors)	316	39,386
United Technologies Corp. (Aerospace & Defense)	3,319	453,110
Univar, Inc.* (Trading Companies & Distributors)	517	10,733
Valmont Industries, Inc. (Construction & Engineering)	89	12,321
Verisk Analytics, Inc. - Class A (Professional Services)	669	105,796
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	542	9,176
Vulcan Materials Co. (Construction Materials)	541	81,820
W.W. Grainger, Inc. (Trading Companies & Distributors)	181	53,784
Wabtec Corp. (Machinery)	745	53,536
Waste Management, Inc. (Commercial Services & Supplies)	1,597	183,656
Watsco, Inc. (Trading Companies & Distributors)	133	22,501
Welbilt, Inc.* (Machinery)	537	9,054
WESCO International, Inc.* (Trading Companies & Distributors)	174	8,312
WestRock Co. (Containers & Packaging)	1,053	38,382
WEX, Inc.* (IT Services)	177	35,766
Woodward, Inc. (Machinery)	230	24,801
XPO Logistics, Inc.* (Air Freight & Logistics)	377	26,982
Xylem, Inc. (Machinery)	737	58,680
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	221	45,608

TOTAL COMMON STOCKS (Cost $5,268,165)		14,745,117

	Principal Amount	Value
Repurchase Agreements(b) (3.1%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $461,026	$461,000	$461,000
TOTAL REPURCHASE AGREEMENTS (Cost $461,000)		461,000

	Shares	Value
Collateral for Securities Loaned (1.3%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(c)	30,220	$30,220
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(c)	144,442	144,442
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(c)	17,189	17,189
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $191,851)		191,851
TOTAL INVESTMENT SECURITIES (Cost $5,921,016) - 101.9%		15,397,968
Net other assets (liabilities) - (1.9)%		(285,934)

NET ASSETS - 100.0%		$15,112,034

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $190,562.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	10/23/19	2.41%	$501,162	$374

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$2,989,610	19.8%
Air Freight & Logistics	611,154	4.0%
Building Products	401,432	2.7%
Chemicals	184,756	1.2%
Commercial Services & Supplies	456,932	3.0%
Construction & Engineering	156,045	1.0%
Construction Materials	177,388	1.2%
Containers & Packaging	522,245	3.4%
Electrical Equipment	621,320	4.1%
Electronic Equipment, Instruments & Components	751,815	5.0%
Industrial Conglomerates	1,390,020	9.2%
IT Services	2,710,292	17.9%
Life Sciences Tools & Services	38,667	0.3%
Machinery	1,905,852	12.6%
Marine	20,129	0.1%
Paper & Forest Products	12,437	0.1%
Professional Services	381,575	2.5%
Road & Rail	1,098,231	7.3%
Trading Companies & Distributors	302,666	2.0%
Transportation Infrastructure	12,551	0.1%
Other**	366,917	2.5%
Total	$15,112,034	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP International

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.0%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $5,573,313	$5,573,000	$5,573,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,573,000)		5,573,000

TOTAL INVESTMENT SECURITIES (Cost $5,573,000) - 100.0%		5,573,000
Net other assets (liabilities) - NM		1,293

NET ASSETS - 100.0%		$5,574,293

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $727,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                   Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	10/28/19	2.21%	$3,114,184	$10,226
MSCI EAFE Index	UBS AG	10/28/19	2.71%	2,458,574	7,984
				$5,572,758	$18,210

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2019 :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (96.2%)
2U, Inc.* (Software)	6,855	$111,599
8x8, Inc.* (Software)	7,373	152,769
Akamai Technologies, Inc.* (IT Services)	4,155	379,684
Alphabet, Inc.* - Class A (Interactive Media & Services)	605	738,790
Alphabet, Inc.* - Class C (Interactive Media & Services)	610	743,590
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	825	1,432,126
Arista Networks, Inc.* (Communications Equipment)	1,448	345,956
Box, Inc.* - Class A (Software)	10,146	168,018
Ciena Corp.* (Communications Equipment)	6,401	251,111
Cisco Systems, Inc. (Communications Equipment)	18,885	933,108
Citrix Systems, Inc. (Software)	3,512	338,978
CommScope Holding Co., Inc.* (Communications Equipment)	13,485	158,584
Cornerstone OnDemand, Inc.* (Software)	3,416	187,265
DocuSign, Inc.* (Software)	4,489	277,959
Dropbox, Inc.* (Software)	10,961	221,083
E*TRADE Financial Corp. (Capital Markets)	7,259	317,146
eBay, Inc. (Internet & Direct Marketing Retail)	12,614	491,694
Etsy, Inc.* (Internet & Direct Marketing Retail)	4,938	278,997
Expedia, Inc. (Internet & Direct Marketing Retail)	3,112	418,284
Facebook, Inc.* - Class A (Interactive Media & Services)	6,545	1,165,533
GoDaddy, Inc.* - Class A (IT Services)	5,096	336,234
Groupon, Inc.* (Internet & Direct Marketing Retail)	46,008	122,381
GrubHub, Inc.* (Internet & Direct Marketing Retail)	3,835	215,565
Hubspot, Inc.* (Software)	1,587	240,605
j2 Global, Inc. (Software)	2,422	219,966
Juniper Networks, Inc. (Communications Equipment)	12,013	297,322
LogMeIn, Inc. (Software)	2,878	204,223
Netflix, Inc.* (Entertainment)	2,672	715,081
New Relic, Inc.* (Software)	3,158	194,059
Okta, Inc.* (IT Services)	3,118	306,998
PayPal Holdings, Inc.* (IT Services)	7,307	756,932
Pluralsight, Inc.* - Class A (Software)	8,291	139,247
Salesforce.com, Inc.* (Software)	5,149	764,318
Smartsheet, Inc.* (Software)(a)	5,100	183,753
Snap, Inc.* (Interactive Media & Services)	21,962	347,000
TD Ameritrade Holding Corp. (Capital Markets)	7,225	337,407
TripAdvisor, Inc.* (Interactive Media & Services)	5,284	204,385
Twitter, Inc.* (Interactive Media & Services)	11,947	492,216
Veeva Systems, Inc.* - Class A (Health Care Technology)	2,864	437,304
VeriSign, Inc.* (IT Services)	2,209	416,684
Vonage Holdings Corp.* (Diversified Telecommunication Services)	14,605	165,037

TOTAL COMMON STOCKS (Cost $6,194,804)		16,208,991

	Principal Amount	Value
Repurchase Agreements(b) (3.1%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $516,029	$516,000	$516,000
TOTAL REPURCHASE AGREEMENTS (Cost $516,000)		516,000

	Shares	Value
Collateral for Securities Loaned (1.0%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(c)	27,037	$27,037
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(c)	129,228	129,228
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(c)	15,378	15,378
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $171,643)		171,643
TOTAL INVESTMENT SECURITIES (Cost $6,882,447) - 100.3%		16,896,634
Net other assets (liabilities) - (0.3)%		(58,459)

NET ASSETS - 100.0%		$16,838,175

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $167,143.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	10/23/19	2.41%	$614,357	$(15,787)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Internet invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Capital Markets	$654,553	3.9%
Communications Equipment	1,986,081	11.8%
Diversified Telecommunication Services	165,037	1.0%
Entertainment	715,081	4.2%
Health Care Technology	437,304	2.6%
Interactive Media & Services	3,691,514	21.9%
Internet & Direct Marketing Retail	2,959,047	17.6%
IT Services	2,196,532	13.0%
Software	3,403,842	20.2%
Other**	629,184	3.8%
Total	$16,838,175	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (97.8%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $8,074,453	$8,074,000	$8,074,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,074,000)		8,074,000

TOTAL INVESTMENT SECURITIES (Cost $8,074,000) - 97.8%		8,074,000
Net other assets (liabilities) - 2.2%		185,611

NET ASSETS - 100.0%		$8,259,611

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	75	12/13/19	$8,203,125	$183,547

September 30, 2019 :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.9%)
3M Co. (Industrial Conglomerates)	545	$89,598
Abbott Laboratories (Health Care Equipment & Supplies)	3,283	274,688
AbbVie, Inc. (Biotechnology)	1,428	108,128
ABIOMED, Inc.* (Health Care Equipment & Supplies)	84	14,943
Accenture PLC - Class A (IT Services)	544	104,638
Adobe Systems, Inc.* (Software)	902	249,177
Advance Auto Parts, Inc. (Specialty Retail)	86	14,224
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,017	58,473
Agilent Technologies, Inc. (Life Sciences Tools & Services)	305	23,372
Air Products & Chemicals, Inc. (Chemicals)	409	90,741
Akamai Technologies, Inc.* (IT Services)	306	27,962
Alexion Pharmaceuticals, Inc.* (Biotechnology)	417	40,841
Align Technology, Inc.* (Health Care Equipment & Supplies)	69	12,483
Allegion PLC (Building Products)	88	9,121
Alliance Data Systems Corp. (IT Services)	76	9,738
Alliant Energy Corp. (Electric Utilities)	252	13,590
Alphabet, Inc.* - Class A (Interactive Media & Services)	556	678,954
Alphabet, Inc.* - Class C (Interactive Media & Services)	561	683,859
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	772	1,340,122
Amcor PLC (Containers & Packaging)	1,479	14,420
Ameren Corp. (Multi-Utilities)	457	36,583
American Express Co. (Consumer Finance)	632	74,753
American Tower Corp. (Equity Real Estate Investment Trusts)	822	181,768
American Water Works Co., Inc. (Water Utilities)	211	26,213
Ameriprise Financial, Inc. (Capital Markets)	131	19,270
AMETEK, Inc. (Electrical Equipment)	424	38,932
Amgen, Inc. (Biotechnology)	735	142,230
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	210	20,265
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	371	41,452
ANSYS, Inc.* (Software)	156	34,532
Aon PLC (Insurance)	276	53,425
Apache Corp. (Oil, Gas & Consumable Fuels)	698	17,869
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	277	14,443
Aptiv PLC (Auto Components)	290	25,352
Arista Networks, Inc.* (Communications Equipment)	101	24,131
Arthur J. Gallagher & Co. (Insurance)	232	20,780
Atmos Energy Corp. (Gas Utilities)	130	14,806
Autodesk, Inc.* (Software)	408	60,262
Automatic Data Processing, Inc. (IT Services)	806	130,105
AutoZone, Inc.* (Specialty Retail)	46	49,893
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	176	37,898
Avery Dennison Corp. (Containers & Packaging)	70	7,950
Ball Corp. (Containers & Packaging)	413	30,071
Baxter International, Inc. (Health Care Equipment & Supplies)	408	35,688
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	316	79,935
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,748	363,619
Biogen, Inc.* (Biotechnology)	185	43,072
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	38	74,579
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	142	18,412
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,588	105,306
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,550	78,601
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	739	204,016
Broadridge Financial Solutions, Inc. (IT Services)	212	26,379
Brown-Forman Corp. - Class B (Beverages)	338	21,220
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	536	9,418
Cadence Design Systems, Inc.* (Software)	307	20,287
CarMax, Inc.* (Specialty Retail)	138	12,144
CBOE Holdings, Inc. (Capital Markets)	207	23,786
CDW Corp. (Electronic Equipment, Instruments & Components)	113	13,926
Celanese Corp. — Series A (Chemicals)	122	14,919
Celgene Corp.* (Biotechnology)	619	61,467
Cerner Corp. (Health Care Technology)	591	40,288
CF Industries Holdings, Inc. (Chemicals)	174	8,561
Charter Communications, Inc.* - Class A (Media)	129	53,163
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	47	39,502
Church & Dwight Co., Inc. (Household Products)	459	34,535
Cigna Corp. (Health Care Providers & Services)	400	60,716
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	106	5,082
Cincinnati Financial Corp. (Insurance)	135	15,750
Cintas Corp. (Commercial Services & Supplies)	154	41,287
Cisco Systems, Inc. (Communications Equipment)	7,886	389,648
Citrix Systems, Inc. (Software)	229	22,103
CMS Energy Corp. (Multi-Utilities)	295	18,865
Colgate-Palmolive Co. (Household Products)	909	66,821
Comcast Corp. - Class A (Media)	3,876	174,731
Comerica, Inc. (Banks)	128	8,447
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	205	13,920

	Shares		Value
Common Stocks, continued
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,062		$117,492
Constellation Brands, Inc. - Class A (Beverages)	311		64,464
Copart, Inc.* (Commercial Services & Supplies)	255		20,484
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	317		44,066
CSX Corp. (Road & Rail)	1,483		102,727
Danaher Corp. (Health Care Equipment & Supplies)	664		95,902
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	160		18,915
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	180		10,273
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	751		18,069
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	303		27,243
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	217		28,169
Discover Financial Services (Consumer Finance)	384		31,139
Dollar General Corp. (Multiline Retail)	478		75,973
Dominion Resources, Inc. (Multi-Utilities)	718		58,187
Duke Realty Corp. (Equity Real Estate Investment Trusts)	450		15,287
E*TRADE Financial Corp. (Capital Markets)	263		11,490
Eastman Chemical Co. (Chemicals)	137		10,115
Eaton Corp. PLC (Electrical Equipment)	375		31,181
eBay, Inc. (Internet & Direct Marketing Retail)	557		21,712
Ecolab, Inc. (Chemicals)	465		92,088
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	386		84,885
Electronic Arts, Inc.* (Entertainment)	263		25,727
Eli Lilly & Co. (Pharmaceuticals)	1,578		176,468
Equifax, Inc. (Professional Services)	137		19,272
Equinix, Inc. (Equity Real Estate Investment Trusts)	95		54,796
Equity Residential (Equity Real Estate Investment Trusts)	440		37,954
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	90		29,399
Eversource Energy (Electric Utilities)	331		28,291
Expedia, Inc. (Internet & Direct Marketing Retail)	161		21,640
Expeditors International of Washington, Inc. (Air Freight & Logistics)	317		23,550
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	158		18,458
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,402		310,824
F5 Networks, Inc.* (Communications Equipment)	112		15,727
Facebook, Inc.* - Class A (Interactive Media & Services)	4,469		795,839
Fastenal Co. (Trading Companies & Distributors)	1,065		34,793
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	62		8,441
FedEx Corp. (Air Freight & Logistics)	201		29,260
Fidelity National Information Services, Inc. (IT Services)	1,140		151,346
First Horizon National Corp. (Banks)	—	(a)	—	(b)
First Republic Bank (Banks)	313		30,267
Fiserv, Inc.* (IT Services)	1,060		109,805
FleetCor Technologies, Inc.* (IT Services)	96		27,531
Flowserve Corp. (Machinery)	129		6,026
FMC Corp. (Chemicals)	107		9,382
Fortinet, Inc.* (Software)	264		20,265
Fox Corp. - Class A (Media)	303		9,555
Fox Corp. - Class B (Media)	139		4,384
Freeport-McMoRan, Inc. (Metals & Mining)	1,212		11,599
Garmin, Ltd. (Household Durables)	166		14,059
Gartner, Inc.* (IT Services)	167		23,879
Global Payments, Inc. (IT Services)	557		88,563
Globe Life, Inc. (Insurance)	84		8,044
H & R Block, Inc. (Diversified Consumer Services)	231		5,456
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	296		4,535
Hasbro, Inc. (Leisure Products)	124		14,718
HCA Holdings, Inc. (Health Care Providers & Services)	494		59,487
HCP, Inc. (Equity Real Estate Investment Trusts)	912		32,495
Henry Schein, Inc.* (Health Care Providers & Services)	124		7,874
Hess Corp. (Oil, Gas & Consumable Fuels)	264		15,967
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	533		49,628
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	281		15,073
Hologic, Inc.* (Health Care Equipment & Supplies)	273		13,784
Honeywell International, Inc. (Industrial Conglomerates)	668		113,025
Hormel Foods Corp. (Food Products)	516		22,565
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	637		11,014
Humana, Inc. (Health Care Providers & Services)	251		64,173
IDEX Corp. (Machinery)	141		23,107
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	160		43,509
IHS Markit, Ltd.* (Professional Services)	745		49,826
Illinois Tool Works, Inc. (Machinery)	219		34,271
Illumina, Inc.* (Life Sciences Tools & Services)	273		83,052
Incyte Corp.* (Biotechnology)	159		11,803
Ingersoll-Rand PLC (Machinery)	449		55,322
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,514		284,135
Intercontinental Exchange, Inc. (Capital Markets)	1,041		96,052
Intuit, Inc. (Software)	483		128,449
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	214		115,545
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	247		36,897
J.B. Hunt Transport Services, Inc. (Road & Rail)	106		11,729
Jack Henry & Associates, Inc. (IT Services)	69		10,072
Johnson & Johnson (Pharmaceuticals)	2,893		374,295
Kansas City Southern Industries, Inc. (Road & Rail)	82		10,907

	Shares	Value
Common Stocks, continued
Kellogg Co. (Food Products)	462	$29,730
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	348	33,843
Kimberly-Clark Corp. (Household Products)	345	49,007
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	163	25,990
L3Harris Technologies, Inc. (Aerospace & Defense)	216	45,066
Lamb Weston Holding, Inc. (Food Products)	271	19,707
Leidos Holdings, Inc. (IT Services)	251	21,556
Linde PLC (Chemicals)	673	130,373
Lockheed Martin Corp. (Aerospace & Defense)	277	108,047
Lowe’s Cos., Inc. (Specialty Retail)	660	72,574
Macy’s, Inc. (Multiline Retail)	241	3,745
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,494	18,331
MarketAxess Holdings, Inc. (Capital Markets)	70	22,925
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	203	25,287
Marsh & McLennan Cos., Inc. (Insurance)	593	59,331
Martin Marietta Materials, Inc. (Construction Materials)	66	18,091
Masco Corp. (Building Products)	253	10,545
MasterCard, Inc. - Class A (IT Services)	1,658	450,264
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	302	17,489
McCormick & Co., Inc. (Food Products)	229	35,793
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,411	302,956
Medtronic PLC (Health Care Equipment & Supplies)	2,492	270,681
Merck & Co., Inc. (Pharmaceuticals)	4,756	400,359
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	29	20,428
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	226	20,998
Microsoft Corp. (Software)	14,184	1,972,001
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	119	15,471
Monster Beverage Corp.* (Beverages)	719	41,745
Moody’s Corp. (Capital Markets)	148	30,315
Motorola Solutions, Inc. (Communications Equipment)	308	52,486
MSCI, Inc. - Class A (Capital Markets)	157	34,187
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	442	23,209
Netflix, Inc.* (Entertainment)	813	217,575
Newell Rubbermaid, Inc. (Household Durables)	368	6,889
NextEra Energy, Inc. (Electric Utilities)	908	211,554
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,186	111,389
Nordstrom, Inc. (Multiline Retail)	97	3,266
Norfolk Southern Corp. (Road & Rail)	338	60,725
Northern Trust Corp. (Capital Markets)	212	19,784
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	470	18,612
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	600	104,442
NVR, Inc.* (Household Durables)	4	14,869
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,662	73,909
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	437	32,203
Oracle Corp. (Software)	2,045	112,536
O’Reilly Automotive, Inc.* (Specialty Retail)	142	56,588
Paychex, Inc. (IT Services)	368	30,459
PayPal Holdings, Inc.* (IT Services)	2,186	226,448
PepsiCo, Inc. (Beverages)	1,584	217,166
PerkinElmer, Inc. (Life Sciences Tools & Services)	107	9,113
Pfizer, Inc. (Pharmaceuticals)	10,278	369,289
Philip Morris International, Inc. (Tobacco)	1,474	111,921
Pinnacle West Capital Corp. (Electric Utilities)	209	20,288
PPG Industries, Inc. (Chemicals)	202	23,939
Public Storage (Equity Real Estate Investment Trusts)	279	68,429
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,174	89,553
Raytheon Co. (Aerospace & Defense)	222	43,554
Realty Income Corp. (Equity Real Estate Investment Trusts)	432	33,126
Regency Centers Corp. (Equity Real Estate Investment Trusts)	140	9,729
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	88	24,411
Republic Services, Inc. - Class A (Commercial Services & Supplies)	169	14,627
ResMed, Inc. (Health Care Equipment & Supplies)	267	36,074
Robert Half International, Inc. (Professional Services)	100	5,566
Rockwell Automation, Inc. (Electrical Equipment)	109	17,963
Rollins, Inc. (Commercial Services & Supplies)	262	8,926
Roper Technologies, Inc. (Industrial Conglomerates)	193	68,824
Ross Stores, Inc. (Specialty Retail)	386	42,402
S&P Global, Inc. (Capital Markets)	458	112,200
Salesforce.com, Inc.* (Software)	1,629	241,809
SBA Communications Corp. (Equity Real Estate Investment Trusts)	122	29,420
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	281	15,115
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	383	59,614
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	195	15,454
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,134	100,268
Stryker Corp. (Health Care Equipment & Supplies)	352	76,138
SVB Financial Group* (Banks)	96	20,059
Synopsys, Inc.* (Software)	159	21,823
Sysco Corp. (Food & Staples Retailing)	601	47,719
T. Rowe Price Group, Inc. (Capital Markets)	219	25,021
Take-Two Interactive Software, Inc.* (Entertainment)	210	26,321
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	357	9,300

	Shares	Value
Common Stocks, continued
Teleflex, Inc. (Health Care Equipment & Supplies)	86	$29,219
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,145	147,980
The Boeing Co. (Aerospace & Defense)	993	377,806
The Charles Schwab Corp. (Capital Markets)	1,124	47,017
The Clorox Co. (Household Products)	234	35,538
The Coca-Cola Co. (Beverages)	3,718	202,408
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	40	11,880
The Estee Lauder Cos., Inc. - Class A (Personal Products)	279	55,507
The Hershey Co. (Food Products)	169	26,193
The Home Depot, Inc. (Specialty Retail)	936	217,171
The Mosaic Co. (Chemicals)	310	6,355
The Nasdaq OMX Group, Inc. (Capital Markets)	150	14,903
The Procter & Gamble Co. (Household Products)	2,603	323,761
The Progressive Corp. (Insurance)	576	44,496
The Sherwin-Williams Co. (Chemicals)	95	52,238
The TJX Cos., Inc. (Specialty Retail)	2,246	125,192
The Walt Disney Co. (Entertainment)	1,874	244,220
The Western Union Co. (IT Services)	331	7,669
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	744	216,705
Tiffany & Co. (Specialty Retail)	91	8,429
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	147	11,579
Tractor Supply Co. (Specialty Retail)	222	20,078
TransDigm Group, Inc. (Aerospace & Defense)	92	47,902
TripAdvisor, Inc.* (Interactive Media & Services)	131	5,067
Twitter, Inc.* (Interactive Media & Services)	1,436	59,163
U.S. Bancorp (Banks)	2,664	147,426
UDR, Inc. (Equity Real Estate Investment Trusts)	299	14,496
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	109	27,321
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	227	4,526
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	235	4,261
Union Pacific Corp. (Road & Rail)	1,309	212,032
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	649	77,763
United Rentals, Inc.* (Trading Companies & Distributors)	76	9,473
United Technologies Corp. (Aerospace & Defense)	723	98,704
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	86	12,793
V.F. Corp. (Textiles, Apparel & Luxury Goods)	607	54,017
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	169	20,126
VeriSign, Inc.* (IT Services)	194	36,594
Verisk Analytics, Inc. - Class A (Professional Services)	210	33,209
Verizon Communications, Inc. (Diversified Telecommunication Services)	7,683	463,746
Vertex Pharmaceuticals, Inc.* (Biotechnology)	477	80,813
Visa, Inc. - Class A (IT Services)	3,208	551,809
Vornado Realty Trust (Equity Real Estate Investment Trusts)	150	9,551
Vulcan Materials Co. (Construction Materials)	118	17,846
W.W. Grainger, Inc. (Trading Companies & Distributors)	82	24,366
Wabtec Corp. (Machinery)	156	11,210
Waste Management, Inc. (Commercial Services & Supplies)	725	83,376
Waters Corp.* (Life Sciences Tools & Services)	74	16,519
WEC Energy Group, Inc. (Multi-Utilities)	281	26,723
WellCare Health Plans, Inc.* (Health Care Providers & Services)	93	24,103
Welltower, Inc. (Equity Real Estate Investment Trusts)	753	68,258
Xcel Energy, Inc. (Electric Utilities)	438	28,421
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	469	44,977
Xylem, Inc. (Machinery)	334	26,593
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	565	64,088
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	381	52,300
Zoetis, Inc. (Pharmaceuticals)	488	60,800

TOTAL COMMON STOCKS (Cost $10,536,973)		24,531,673

TOTAL INVESTMENT SECURITIES (Cost $10,536,973) - 100.9%		24,531,673
Net other assets (liabilities) - (0.9)%		(220,204)

NET ASSETS - 100.0%		$24,311,469

*                           Non-income producing security.

(a)                   Number of shares is less than 0.50.

(b)                   Amount is less than $0.50.

ProFund VP Large-Cap Growth invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$721,079	3.1%
Air Freight & Logistics	130,573	0.5%
Auto Components	25,352	0.1%
Banks	206,199	0.8%
Beverages	547,003	2.2%
Biotechnology	512,765	2.1%
Building Products	19,666	0.1%
Capital Markets	456,950	2.0%
Chemicals	438,711	1.9%
Commercial Services & Supplies	168,700	0.7%
Communications Equipment	481,992	2.0%
Construction Materials	35,937	0.1%
Consumer Finance	105,892	0.4%
Containers & Packaging	52,441	0.2%
Diversified Consumer Services	5,456	NM
Diversified Financial Services	363,619	1.5%
Diversified Telecommunication Services	463,746	1.9%
Electric Utilities	302,144	1.2%
Electrical Equipment	88,076	0.4%
Electronic Equipment, Instruments & Components	68,034	0.3%
Entertainment	513,843	2.1%
Equity Real Estate Investment Trusts	840,694	3.5%
Food & Staples Retailing	47,719	0.2%
Food Products	133,988	0.6%
Gas Utilities	14,806	0.1%
Health Care Equipment & Supplies	1,373,086	5.6%
Health Care Providers & Services	239,419	1.0%
Health Care Technology	40,288	0.2%
Hotels, Restaurants & Leisure	600,644	2.5%
Household Durables	35,817	0.1%
Household Products	509,662	2.1%
Independent Power and Renewable Electricity Producers	18,612	0.1%
Industrial Conglomerates	271,447	1.1%
Insurance	201,826	0.8%
Interactive Media & Services	2,222,882	9.2%
Internet & Direct Marketing Retail	1,458,053	6.0%
IT Services	2,034,817	8.3%
Leisure Products	14,718	0.1%
Life Sciences Tools & Services	406,086	1.7%
Machinery	156,529	0.6%
Media	241,833	1.0%
Metals & Mining	11,599	NM
Multiline Retail	82,984	0.3%
Multi-Utilities	140,358	0.6%
Oil, Gas & Consumable Fuels	675,400	2.8%
Personal Products	55,507	0.2%
Pharmaceuticals	1,459,812	5.9%
Professional Services	107,873	0.4%
Road & Rail	398,120	1.6%
Semiconductors & Semiconductor Equipment	1,054,959	4.3%
Software	2,883,244	11.8%
Specialty Retail	646,016	2.7%
Technology Hardware, Storage & Peripherals	38,324	0.2%
Textiles, Apparel & Luxury Goods	188,028	0.8%
Tobacco	111,921	0.5%
Trading Companies & Distributors	68,632	0.3%
Water Utilities	26,213	0.1%
Wireless Telecommunication Services	11,579	NM
Other**	(220,204)	(0.9)%
Total	$24,311,469	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

ProFund VP Large-Cap Value :: September 30, 2019 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
3M Co. (Industrial Conglomerates)	394	$64,774
A.O. Smith Corp. (Building Products)	193	9,208
AbbVie, Inc. (Biotechnology)	992	75,114
Accenture PLC - Class A (IT Services)	481	92,520
Activision Blizzard, Inc. (Entertainment)	1,072	56,730
Advance Auto Parts, Inc. (Specialty Retail)	35	5,789
Affiliated Managers Group, Inc. (Capital Markets)	71	5,918
Aflac, Inc. (Insurance)	1,035	54,151
Agilent Technologies, Inc. (Life Sciences Tools & Services)	203	15,555
Alaska Air Group, Inc. (Airlines)	172	11,165
Albemarle Corp. (Chemicals)	148	10,289
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	159	24,492
Align Technology, Inc.* (Health Care Equipment & Supplies)	50	9,046
Allegion PLC (Building Products)	64	6,634
Allergan PLC (Pharmaceuticals)	459	77,245
Alliant Energy Corp. (Electric Utilities)	143	7,712
Altria Group, Inc. (Tobacco)	2,612	106,831
Amcor PLC (Containers & Packaging)	1,158	11,291
American Airlines Group, Inc. (Airlines)	554	14,941
American Electric Power Co., Inc. (Electric Utilities)	690	64,646
American Express Co. (Consumer Finance)	476	56,301
American International Group, Inc. (Insurance)	1,216	67,730
American Water Works Co., Inc. (Water Utilities)	93	11,553
Ameriprise Financial, Inc. (Capital Markets)	84	12,356
AmerisourceBergen Corp. (Health Care Providers & Services)	213	17,536
Amgen, Inc. (Biotechnology)	285	55,150
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	258	24,897
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	238	26,592
Anthem, Inc. (Health Care Providers & Services)	358	85,956
Aon PLC (Insurance)	122	23,616
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,939	1,330,159
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,291	64,421
Aptiv PLC (Auto Components)	140	12,238
Archer-Daniels-Midland Co. (Food Products)	779	31,994
Arconic, Inc. (Aerospace & Defense)	542	14,092
Arthur J. Gallagher & Co. (Insurance)	86	7,703
Assurant, Inc. (Insurance)	85	10,695
AT&T, Inc. (Diversified Telecommunication Services)	10,216	386,573
Atmos Energy Corp. (Gas Utilities)	68	7,745
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	62	13,350
Avery Dennison Corp. (Containers & Packaging)	65	7,382
Baker Hughes, a GE Co. - Class A (Energy Equipment & Services)	722	16,750
Ball Corp. (Containers & Packaging)	153	11,140
Bank of America Corp. (Banks)	11,712	341,638
Baxter International, Inc. (Health Care Equipment & Supplies)	407	35,600
BB&T Corp. (Banks)	1,071	57,159
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	140	35,414
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,425	296,429
Best Buy Co., Inc. (Specialty Retail)	324	22,353
Biogen, Inc.* (Biotechnology)	119	27,706
BlackRock, Inc. - Class A (Capital Markets)	164	73,085
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	31	60,842
BorgWarner, Inc. (Auto Components)	289	10,601
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	94	12,188
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,121	56,846
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	189	16,023
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	181	3,180
Cadence Design Systems, Inc.* (Software)	161	10,639
Campbell Soup Co. (Food Products)	236	11,073
Capital One Financial Corp. (Consumer Finance)	658	59,865
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	212	7,030
Cardinal Health, Inc. (Health Care Providers & Services)	417	19,678
CarMax, Inc.* (Specialty Retail)	127	11,176
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	560	24,478
Caterpillar, Inc. (Machinery)	787	99,405
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	470	24,915
CBS Corp. - Class B (Media)	457	18,449
CDW Corp. (Electronic Equipment, Instruments & Components)	117	14,419
Celanese Corp. - Series A (Chemicals)	81	9,905
Celgene Corp.* (Biotechnology)	525	52,133
Centene Corp.* (Health Care Providers & Services)	578	25,004
CenterPoint Energy, Inc. (Multi-Utilities)	702	21,186
CenturyLink, Inc. (Diversified Telecommunication Services)	1,372	17,123
CF Industries Holdings, Inc. (Chemicals)	174	8,561
Charter Communications, Inc.* - Class A (Media)	129	53,163
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,654	314,765
Chubb, Ltd. (Insurance)	637	102,836
Cigna Corp. (Health Care Providers & Services)	227	34,456
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	62	2,972

	Shares		Value
Common Stocks, continued
Cincinnati Financial Corp. (Insurance)	110		$12,834
Citigroup, Inc. (Banks)	3,158		218,155
Citizens Financial Group, Inc. (Banks)	625		22,106
CME Group, Inc. (Capital Markets)	501		105,880
CMS Energy Corp. (Multi-Utilities)	175		11,191
Cognizant Technology Solutions Corp. (IT Services)	772		46,525
Colgate-Palmolive Co. (Household Products)	516		37,931
Comcast Corp. - Class A (Media)	3,424		154,355
Comerica, Inc. (Banks)	113		7,457
ConAgra Foods, Inc. (Food Products)	680		20,862
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	127		8,623
Consolidated Edison, Inc. (Multi-Utilities)	464		43,834
Copart, Inc.* (Commercial Services & Supplies)	90		7,230
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,092		31,144
Corteva, Inc. (Chemicals)	1,047		29,316
Costco Wholesale Corp. (Food & Staples Retailing)	615		177,188
Coty, Inc. (Personal Products)	411		4,320
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	343		47,680
Cummins, Inc. (Machinery)	221		35,950
CVS Health Corp. (Health Care Providers & Services)	1,818		114,661
D.R. Horton, Inc. (Household Durables)	470		24,774
Danaher Corp. (Health Care Equipment & Supplies)	393		56,762
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	52		6,147
Deere & Co. (Machinery)(a)	440		74,218
Delta Air Lines, Inc. (Airlines)	809		46,598
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	313		16,686
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	128		16,616
Discover Financial Services (Consumer Finance)	156		12,650
Discovery Communications, Inc.* - Class A (Media)	221		5,885
Discovery Communications, Inc.* - Class C (Media)	485		11,941
Dish Network Corp.* - Class A (Media)	336		11,448
Dollar Tree, Inc.* (Multiline Retail)	331		37,787
Dominion Resources, Inc. (Multi-Utilities)	609		49,353
Dover Corp. (Machinery)	203		20,211
Dow, Inc. (Chemicals)	1,039		49,508
DTE Energy Co. (Multi-Utilities)	256		34,038
Duke Energy Corp. (Electric Utilities)	1,019		97,680
Duke Realty Corp. (Equity Real Estate Investment Trusts)	167		5,673
DuPont de Nemours, Inc. (Chemicals)	1,042		74,305
DXC Technology Co. (IT Services)	366		10,797
E*TRADE Financial Corp. (Capital Markets)	137		5,986
Eastman Chemical Co. (Chemicals)	88		6,497
Eaton Corp. PLC (Electrical Equipment)	305		25,361
eBay, Inc. (Internet & Direct Marketing Retail)	683		26,623
Edison International (Electric Utilities)	501		37,785
Electronic Arts, Inc.* (Entertainment)	214		20,933
Emerson Electric Co. (Electrical Equipment)	860		57,499
Entergy Corp. (Electric Utilities)	278		32,626
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	811		60,192
Equifax, Inc. (Professional Services)	66		9,284
Equinix, Inc. (Equity Real Estate Investment Trusts)	47		27,110
Equity Residential (Equity Real Estate Investment Trusts)	156		13,457
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	24		7,840
Everest Re Group, Ltd. (Insurance)	57		15,167
Evergy, Inc. (Electric Utilities)	329		21,898
Eversource Energy (Electric Utilities)	204		17,436
Exelon Corp. (Electric Utilities)	1,358		65,605
Expedia, Inc. (Internet & Direct Marketing Retail)	74		9,946
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	61		7,126
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,603		183,799
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	51		6,943
FedEx Corp. (Air Freight & Logistics)	185		26,930
Fifth Third Bancorp (Banks)	1,021		27,955
First Horizon National Corp. (Banks)	—	(b)	8
FirstEnergy Corp. (Electric Utilities)	755		36,414
FleetCor Technologies, Inc.* (IT Services)	48		13,765
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	190		9,992
Flowserve Corp. (Machinery)	86		4,017
FMC Corp. (Chemicals)	102		8,943
Ford Motor Co. (Automobiles)	5,470		50,105
Fortive Corp. (Machinery)	413		28,315
Fortune Brands Home & Security, Inc. (Building Products)	196		10,721
Fox Corp. - Class A (Media)	268		8,451
Fox Corp. - Class B (Media)	123		3,879
Franklin Resources, Inc. (Capital Markets)	394		11,371
Freeport-McMoRan, Inc. (Metals & Mining)	1,115		10,671
Garmin, Ltd. (Household Durables)	77		6,521
General Dynamics Corp. (Aerospace & Defense)	327		59,753
General Electric Co. (Industrial Conglomerates)	12,201		109,076
General Mills, Inc. (Food Products)	844		46,521
General Motors Co. (Automobiles)	1,757		65,853
Genuine Parts Co. (Distributors)	204		20,316
Gilead Sciences, Inc. (Biotechnology)	1,771		112,246
Globe Life, Inc. (Insurance)	77		7,374
H & R Block, Inc. (Diversified Consumer Services)	107		2,527
Halliburton Co. (Energy Equipment & Services)	1,225		23,091
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	283		4,336
Harley-Davidson, Inc. (Automobiles)	219		7,877
Hartford Financial Services Group, Inc. (Insurance)	506		30,669
Hasbro, Inc. (Leisure Products)	71		8,427
Helmerich & Payne, Inc. (Energy Equipment & Services)	153		6,131

	Shares	Value
Common Stocks, continued
Henry Schein, Inc.* (Health Care Providers & Services)	114	$7,239
Hess Corp. (Oil, Gas & Consumable Fuels)	163	9,858
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,825	27,685
Hologic, Inc.* (Health Care Equipment & Supplies)	168	8,482
Honeywell International, Inc. (Industrial Conglomerates)	503	85,108
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	541	9,354
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,072	39,202
Huntington Bancshares, Inc. (Banks)	1,451	20,706
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	58	12,284
Illinois Tool Works, Inc. (Machinery)	247	38,653
Incyte Corp.* (Biotechnology)	130	9,650
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,044	105,327
International Business Machines Corp. (IT Services)	1,238	180,031
International Flavors & Fragrances, Inc. (Chemicals)	149	18,281
International Paper Co. (Containers & Packaging)	549	22,959
Invesco, Ltd. (Capital Markets)	539	9,131
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	50	6,780
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	69	10,307
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	401	12,988
J.B. Hunt Transport Services, Inc. (Road & Rail)	39	4,315
Jack Henry & Associates, Inc. (IT Services)	56	8,174
Jacobs Engineering Group, Inc. (Construction & Engineering)	189	17,294
Johnson & Johnson (Pharmaceuticals)	1,513	195,752
Johnson Controls International PLC (Building Products)	1,112	48,805
JPMorgan Chase & Co. (Banks)	4,470	526,073
Juniper Networks, Inc. (Communications Equipment)	483	11,954
Kansas City Southern Industries, Inc. (Road & Rail)	79	10,508
KeyCorp (Banks)	1,403	25,030
Kimberly-Clark Corp. (Household Products)	221	31,393
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	590	12,319
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,722	56,100
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	100	15,945
Kohl’s Corp. (Multiline Retail)	222	11,025
L Brands, Inc. (Specialty Retail)	325	6,367
L3Harris Technologies, Inc. (Aerospace & Defense)	150	31,296
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	137	23,016
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	202	46,684
Leggett & Platt, Inc. (Household Durables)	184	7,533
Lennar Corp. - Class A (Household Durables)	398	22,228
Lincoln National Corp. (Insurance)	280	16,890
Linde PLC (Chemicals)	249	48,236
LKQ Corp.* (Distributors)	431	13,555
Lockheed Martin Corp. (Aerospace & Defense)	139	54,218
Loews Corp. (Insurance)	364	18,739
Lowe’s Cos., Inc. (Specialty Retail)	583	64,107
LyondellBasell Industries N.V. - Class A (Chemicals)	361	32,299
M&T Bank Corp. (Banks)	187	29,540
Macy’s, Inc. (Multiline Retail)	250	3,885
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	920	55,890
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	229	28,520
Marsh & McLennan Cos., Inc. (Insurance)	262	26,213
Martin Marietta Materials, Inc. (Construction Materials)	38	10,416
Masco Corp. (Building Products)	214	8,920
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	152	8,802
McKesson Corp. (Health Care Providers & Services)	259	35,395
MetLife, Inc. (Insurance)	1,113	52,489
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	12	8,453
MGM Resorts International (Hotels, Restaurants & Leisure)	729	20,208
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	163	15,144
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,543	66,118
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	70	9,101
Mohawk Industries, Inc.* (Household Durables)	84	10,422
Molson Coors Brewing Co. - Class B (Beverages)	263	15,123
Mondelez International, Inc. - Class A (Food Products)	2,016	111,526
Moody’s Corp. (Capital Markets)	116	23,760
Morgan Stanley (Capital Markets)	1,756	74,929
Mylan N.V.* (Pharmaceuticals)	721	14,261
National Oilwell Varco, Inc. (Energy Equipment & Services)	539	11,427
Nektar Therapeutics* (Pharmaceuticals)	245	4,463
Newell Rubbermaid, Inc. (Household Durables)	256	4,792
Newmont Mining Corp. (Metals & Mining)	1,146	43,456
News Corp. - Class A (Media)	539	7,503
News Corp. - Class B (Media)	170	2,430
Nielsen Holdings PLC (Professional Services)	497	10,561
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	858	80,583
NiSource, Inc. (Multi-Utilities)	522	15,618
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	669	15,026
Nordstrom, Inc. (Multiline Retail)	76	2,559
Norfolk Southern Corp. (Road & Rail)	114	20,481

	Shares	Value
Common Stocks, continued
Northern Trust Corp. (Capital Markets)	141	$13,158
Northrop Grumman Corp. (Aerospace & Defense)	220	82,454
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	301	15,583
Nucor Corp. (Metals & Mining)	424	21,586
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	400	69,628
NVR, Inc.* (Household Durables)	2	7,435
Omnicom Group, Inc. (Media)	304	23,803
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	248	18,275
Oracle Corp. (Software)	1,539	84,690
PACCAR, Inc. (Machinery)	484	33,885
Packaging Corp. of America (Containers & Packaging)	132	14,005
Parker-Hannifin Corp. (Machinery)	180	32,510
Paychex, Inc. (IT Services)	170	14,071
Pentair PLC (Machinery)	235	8,883
People’s United Financial, Inc. (Banks)	557	8,709
PepsiCo, Inc. (Beverages)	762	104,470
PerkinElmer, Inc. (Life Sciences Tools & Services)	75	6,388
Perrigo Co. PLC (Pharmaceuticals)	190	10,619
Philip Morris International, Inc. (Tobacco)	1,066	80,941
Phillips 66 (Oil, Gas & Consumable Fuels)	627	64,205
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	234	29,430
PNC Financial Services Group, Inc. (Banks)	622	87,180
PPG Industries, Inc. (Chemicals)	178	21,095
PPL Corp. (Electric Utilities)	1,010	31,805
Principal Financial Group, Inc. (Insurance)	362	20,685
Prologis, Inc. (Equity Real Estate Investment Trusts)	882	75,164
Prudential Financial, Inc. (Insurance)	562	50,552
Public Service Enterprise Group, Inc. (Multi-Utilities)	707	43,891
PulteGroup, Inc. (Household Durables)	360	13,158
PVH Corp. (Textiles, Apparel & Luxury Goods)	104	9,176
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	165	12,233
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	816	62,244
Quanta Services, Inc. (Construction & Engineering)	199	7,522
Quest Diagnostics, Inc. (Health Care Providers & Services)	188	20,122
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	72	6,874
Raymond James Financial, Inc. (Capital Markets)	173	14,266
Raytheon Co. (Aerospace & Defense)	222	43,554
Realty Income Corp. (Equity Real Estate Investment Trusts)	120	9,202
Regency Centers Corp. (Equity Real Estate Investment Trusts)	129	8,964
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	46	12,760
Regions Financial Corp. (Banks)	1,395	22,069
Republic Services, Inc. - Class A (Commercial Services & Supplies)	169	14,627
Robert Half International, Inc. (Professional Services)	89	4,954
Rockwell Automation, Inc. (Electrical Equipment)	82	13,514
Ross Stores, Inc. (Specialty Retail)	219	24,057
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	240	25,999
SBA Communications Corp. (Equity Real Estate Investment Trusts)	66	15,916
Schlumberger, Ltd. (Energy Equipment & Services)	1,934	66,085
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	119	6,401
Sealed Air Corp. (Containers & Packaging)	216	8,966
Sempra Energy (Multi-Utilities)	384	56,683
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	142	22,102
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	94	7,450
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	115	9,401
Snap-on, Inc. (Machinery)	77	12,054
Southwest Airlines Co. (Airlines)	676	36,511
Stanley Black & Decker, Inc. (Machinery)	212	30,615
Starbucks Corp. (Hotels, Restaurants & Leisure)	820	72,504
State Street Corp. (Capital Markets)	521	30,838
Stryker Corp. (Health Care Equipment & Supplies)	184	39,799
SunTrust Banks, Inc. (Banks)	621	42,725
Symantec Corp. (Software)	795	18,786
Synchrony Financial (Consumer Finance)	853	29,079
Synopsys, Inc.* (Software)	90	12,353
Sysco Corp. (Food & Staples Retailing)	265	21,041
T. Rowe Price Group, Inc. (Capital Markets)	165	18,851
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	132	3,439
Target Corp. (Multiline Retail)	714	76,333
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	470	43,795
TechnipFMC PLC (Energy Equipment & Services)	587	14,170
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	444	57,383
Textron, Inc. (Aerospace & Defense)	322	15,765
The AES Corp. (Independent Power and Renewable Electricity Producers)	928	15,164
The Allstate Corp. (Insurance)	460	49,993
The Bank of New York Mellon Corp. (Capital Markets)	1,199	54,207
The Charles Schwab Corp. (Capital Markets)	781	32,669
The Coca-Cola Co. (Beverages)	2,583	140,618
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	40	11,880
The Estee Lauder Cos., Inc. - Class A (Personal Products)	99	19,696
The Gap, Inc. (Specialty Retail)	299	5,191
The Goldman Sachs Group, Inc. (Capital Markets)	452	93,668
The Hershey Co. (Food Products)	81	12,554
The Home Depot, Inc. (Specialty Retail)	827	191,880
The Interpublic Group of Cos., Inc. (Media)	541	11,664

	Shares	Value
Common Stocks, continued
The JM Smucker Co. - Class A (Food Products)	159	$17,493
The Kraft Heinz Co. (Food Products)	870	24,303
The Kroger Co. (Food & Staples Retailing)	1,117	28,796
The Macerich Co. (Equity Real Estate Investment Trusts)	154	4,865
The Mosaic Co. (Chemicals)	263	5,392
The Nasdaq OMX Group, Inc. (Capital Markets)	48	4,769
The Procter & Gamble Co. (Household Products)	1,539	191,421
The Progressive Corp. (Insurance)	384	29,664
The Sherwin-Williams Co. (Chemicals)	44	24,194
The Southern Co. (Electric Utilities)	1,461	90,246
The Travelers Cos., Inc. (Insurance)	364	54,123
The Walt Disney Co. (Entertainment)	1,108	144,395
The Western Union Co. (IT Services)	344	7,970
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,694	40,758
Tiffany & Co. (Specialty Retail)	84	7,781
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	331	26,073
TripAdvisor, Inc.* (Interactive Media & Services)	48	1,857
Tyson Foods, Inc. - Class A (Food Products)	412	35,490
UDR, Inc. (Equity Real Estate Investment Trusts)	184	8,920
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	92	1,834
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	95	1,722
United Continental Holdings, Inc.* (Airlines)	309	27,319
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	488	58,473
United Rentals, Inc.* (Trading Companies & Distributors)	51	6,357
United Technologies Corp. (Aerospace & Defense)	590	80,547
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,325	287,950
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	49	7,289
Unum Group (Insurance)	292	8,678
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	579	49,354
Ventas, Inc. (Equity Real Estate Investment Trusts)	521	38,049
Verisk Analytics, Inc. - Class A (Professional Services)	71	11,228
Viacom, Inc. - Class B (Entertainment)	495	11,895
Vornado Realty Trust (Equity Real Estate Investment Trusts)	108	6,876
Vulcan Materials Co. (Construction Materials)	96	14,519
Wabtec Corp. (Machinery)	137	9,845
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,061	58,684
Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,988	235,936
Waters Corp.* (Life Sciences Tools & Services)	37	8,260
WEC Energy Group, Inc. (Multi-Utilities)	229	21,778
Wells Fargo & Co. (Banks)	5,604	282,666
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	414	24,691
WestRock Co. (Containers & Packaging)	360	13,122
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,041	28,836
Whirlpool Corp. (Household Durables)	89	14,094
Willis Towers Watson PLC (Insurance)	180	34,735
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	135	14,677
Xcel Energy, Inc. (Electric Utilities)	403	26,151
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	266	7,956
Zions Bancorp (Banks)	247	10,996
Zoetis, Inc. (Pharmaceuticals)	300	37,377

TOTAL COMMON STOCKS (Cost $10,482,642)		16,074,884

	Principal Amount	Value
Repurchase Agreements(c) (0.1%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $19,001	$19,000	$19,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,000)		19,000

	Shares	Value
Collateral for Securities Loaned (0.4%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(d)	10,401	$10,401
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(d)	49,716	49,716
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(d)	5,916	5,916
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $66,033)		66,033
TOTAL INVESTMENT SECURITIES (Cost $10,567,675) - 100.6%		16,159,917
Net other assets (liabilities) - (0.6)%		(89,083)

NET ASSETS - 100.0%		$16,070,834

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $65,617.

(b)                   Number of shares is less than 0.50.

(c)                    The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

ProFund VP Large-Cap Value invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$393,963	2.5%
Air Freight & Logistics	101,426	0.6%
Airlines	136,534	0.8%
Auto Components	22,839	0.1%
Automobiles	123,835	0.8%
Banks	1,730,172	10.9%
Beverages	260,211	1.6%
Biotechnology	344,759	2.1%
Building Products	84,288	0.5%
Capital Markets	584,842	3.6%
Chemicals	346,821	2.1%
Commercial Services & Supplies	21,857	0.1%
Communications Equipment	11,954	0.1%
Construction & Engineering	24,816	0.2%
Construction Materials	24,935	0.2%
Consumer Finance	157,895	1.0%
Containers & Packaging	88,865	0.5%
Distributors	33,871	0.2%
Diversified Consumer Services	2,527	NM
Diversified Financial Services	296,429	1.8%
Diversified Telecommunication Services	403,696	2.5%
Electric Utilities	530,004	3.3%
Electrical Equipment	96,374	0.6%
Electronic Equipment, Instruments & Components	131,027	0.8%
Energy Equipment & Services	137,654	0.9%
Entertainment	233,953	1.5%
Equity Real Estate Investment Trusts	454,532	2.8%
Food & Staples Retailing	521,645	3.3%
Food Products	311,816	1.9%
Gas Utilities	7,745	NM
Health Care Equipment & Supplies	213,669	1.3%
Health Care Providers & Services	678,302	4.3%
Hotels, Restaurants & Leisure	208,116	1.3%
Household Durables	110,957	0.7%
Household Products	260,745	1.6%
Independent Power and Renewable Electricity Producers	15,164	0.1%
Industrial Conglomerates	258,958	1.6%
Insurance	695,536	4.4%
Interactive Media & Services	1,857	NM
Internet & Direct Marketing Retail	97,411	0.6%
IT Services	373,853	2.3%
Leisure Products	8,427	0.1%
Life Sciences Tools & Services	48,963	0.3%
Machinery	428,561	2.8%
Media	312,971	1.9%
Metals & Mining	75,713	0.5%
Multiline Retail	131,589	0.8%
Multi-Utilities	297,572	1.9%
Oil, Gas & Consumable Fuels	912,427	5.6%
Personal Products	24,016	0.1%
Pharmaceuticals	396,563	2.5%
Professional Services	36,027	0.2%
Real Estate Management & Development	24,915	0.2%
Road & Rail	35,304	0.2%
Semiconductors & Semiconductor Equipment	557,971	3.5%
Software	126,468	0.8%
Specialty Retail	338,701	2.1%
Technology Hardware, Storage & Peripherals	1,436,094	8.9%
Textiles, Apparel & Luxury Goods	114,994	0.7%
Tobacco	187,772	1.2%
Trading Companies & Distributors	6,357	NM
Water Utilities	11,553	0.1%
Wireless Telecommunication Services	26,073	0.2%
Other**	(4,050)	(0.1)%
Total	$16,070,834	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

September 30, 2019 :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.4%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $8,257,464	$8,257,000	$8,257,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,257,000)		8,257,000

TOTAL INVESTMENT SECURITIES (Cost $8,257,000) - 98.4%		8,257,000
Net other assets (liabilities) - 1.6%		133,330

NET ASSETS - 100.0%		$8,390,330

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $746,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P Midcap 400 Futures Contracts	12	12/23/19	$2,325,840	$(33,984)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/28/19	2.36%	$5,368,142	$35,037
S&P MidCap 400	UBS AG	10/28/19	2.26%	690,615	4,513
				$6,058,757	$39,550

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2019 :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
Aaron’s, Inc. (Specialty Retail)	670	$43,054
ACI Worldwide, Inc.* (Software)	2,186	68,476
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,029	39,195
Allegheny Technologies, Inc.* (Metals & Mining)	2,363	47,851
AMC Networks, Inc.* - Class A (Media)	405	19,910
Amedisys, Inc.* (Health Care Providers & Services)	603	78,999
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,574	123,758
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)(a)	1,212	8,969
Apergy Corp.* (Energy Equipment & Services)	740	20,017
AptarGroup, Inc. (Containers & Packaging)	660	78,177
Aqua America, Inc. (Water Utilities)	1,860	83,384
ASGN, Inc.* (Professional Services)	991	62,294
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	894	33,489
Axon Enterprise, Inc.* (Aerospace & Defense)	1,111	63,083
BancorpSouth Bank (Banks)	843	24,961
Bank of Hawaii Corp. (Banks)	358	30,763
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	402	133,761
Bio-Techne Corp. (Life Sciences Tools & Services)	713	139,514
Black Hills Corp. (Multi-Utilities)	1,144	87,780
Blackbaud, Inc. (Software)	571	51,584
Brinker International, Inc. (Hotels, Restaurants & Leisure)	702	29,954
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,735	55,493
Brown & Brown, Inc. (Insurance)	4,374	157,726
Cable One, Inc. (Media)	58	72,773
Cabot Corp. (Chemicals)	606	27,464
Camden Property Trust (Equity Real Estate Investment Trusts)	1,071	118,892
Cantel Medical Corp. (Health Care Equipment & Supplies)	323	24,160
Carlisle Cos., Inc. (Industrial Conglomerates)	679	98,822
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	428	39,038
Catalent, Inc.* (Pharmaceuticals)	1,560	74,350
CDK Global, Inc. (Software)	930	44,724
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	512	67,773
Chemed Corp. (Health Care Providers & Services)	298	124,436
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	10,353	14,598
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	667	82,344
Ciena Corp.* (Communications Equipment)	2,906	114,003
Cinemark Holdings, Inc. (Entertainment)	899	34,737
Clean Harbors, Inc.* (Commercial Services & Supplies)	559	43,155
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	3,515	25,519
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,567	76,987
Commerce Bancshares, Inc. (Banks)	1,184	71,810
CommVault Systems, Inc.* (Software)	779	34,829
Core Laboratories N.V. (Energy Equipment & Services)	466	21,725
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,072	18,524
CoreLogic, Inc.* (IT Services)	1,502	69,498
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	415	50,568
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,347	50,634
Covetrus, Inc.* (Health Care Providers & Services)	822	9,774
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	248	40,337
Crane Co. (Machinery)	563	45,395
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,004	98,196
Curtiss-Wright Corp. (Aerospace & Defense)	800	103,496
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	6,919	161,490
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,121	167,771
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	541	79,722
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	773	189,069
Donaldson Co., Inc. (Machinery)	1,553	80,880
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,605	68,742
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	914	72,535
Eagle Materials, Inc. (Construction Materials)	401	36,094
East West Bancorp, Inc. (Banks)	1,363	60,367
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	704	88,014
Eaton Vance Corp. (Capital Markets)	1,292	58,050
Edgewell Personal Care Co.* (Personal Products)	498	16,180
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	1,224	48,801
Encompass Health Corp. (Health Care Providers & Services)	1,848	116,941
Energizer Holdings, Inc. (Household Products)	612	26,671
EnerSys (Electrical Equipment)	533	35,146
EPR Properties (Equity Real Estate Investment Trusts)	959	73,709
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	3,824	55,639

	Shares	Value
Common Stocks, continued
Etsy, Inc.* (Internet & Direct Marketing Retail)	1,783	$100,739
Evercore Partners, Inc. - Class A (Capital Markets)	336	26,914
Exelixis, Inc.* (Biotechnology)	2,895	51,198
F.N.B. Corp. (Banks)	2,801	32,296
FactSet Research Systems, Inc. (Capital Markets)	716	173,966
Fair Isaac Corp.* (Software)	541	164,204
Federated Investors, Inc. - Class B (Capital Markets)	865	28,035
First Financial Bankshares, Inc. (Banks)	2,545	84,825
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,540	60,922
FirstCash, Inc. (Consumer Finance)	804	73,702
Five Below, Inc.* (Specialty Retail)	1,043	131,523
Flowers Foods, Inc. (Food Products)	1,804	41,727
Foot Locker, Inc. (Specialty Retail)	1,007	43,462
GATX Corp. (Trading Companies & Distributors)	295	22,871
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	530	58,570
Gentex Corp. (Auto Components)	3,484	95,932
Genworth Financial, Inc.* - Class A (Insurance)	4,244	18,674
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,436	73,408
Graco, Inc. (Machinery)	1,843	84,852
Green Dot Corp.* - Class A (Consumer Finance)	894	22,574
Greif, Inc. - Class A (Containers & Packaging)	221	8,374
GrubHub, Inc.* (Internet & Direct Marketing Retail)	1,352	75,996
Haemonetics Corp.* (Health Care Equipment & Supplies)	951	119,959
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,000	45,610
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,429	47,872
Healthcare Services Group, Inc. (Commercial Services & Supplies)	764	18,558
HealthEquity, Inc.* (Health Care Providers & Services)	1,323	75,603
Helen of Troy, Ltd.* (Household Durables)	471	74,257
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	932	41,884
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,252	131,748
Home BancShares, Inc. (Banks)	1,314	24,697
Hubbell, Inc. (Electrical Equipment)	622	81,731
ICU Medical, Inc.* (Health Care Equipment & Supplies)	360	57,456
IDACORP, Inc. (Electric Utilities)	538	60,616
Ingevity Corp.* (Chemicals)	447	37,923
Insperity, Inc. (Professional Services)	726	71,598
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,331	79,953
Interactive Brokers Group, Inc. - Class A (Capital Markets)	977	52,543
InterDigital, Inc. (Communications Equipment)	344	18,050
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	215	9,677
ITT, Inc. (Machinery)	1,649	100,902
j2 Global, Inc. (Software)	871	79,104
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	305	27,792
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,548	60,697
John Wiley & Sons, Inc. - Class A (Media)	528	23,200
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,751	42,987
KBR, Inc. (Construction & Engineering)	1,247	30,601
Kemper Corp. (Insurance)	505	39,365
Kennametal, Inc. (Machinery)	1,545	47,493
Kirby Corp.* (Marine)	505	41,491
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	950	77,834
Lancaster Colony Corp. (Food Products)	371	51,439
Landstar System, Inc. (Road & Rail)	475	53,476
LendingTree, Inc.* (Thrifts & Mortgage Finance)	143	44,391
Lennox International, Inc. (Building Products)	660	160,360
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,625	83,411
Life Storage, Inc. (Equity Real Estate Investment Trusts)	874	92,128
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	356	35,436
Lincoln Electric Holdings, Inc. (Machinery)	613	53,184
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	461	81,740
LivaNova PLC* (Health Care Equipment & Supplies)	907	66,928
Live Nation Entertainment, Inc.* (Entertainment)	2,606	172,883
LiveRamp Holdings, Inc.* (IT Services)	1,267	54,430
Louisiana-Pacific Corp. (Paper & Forest Products)	996	24,482
Lumentum Holdings, Inc.* (Communications Equipment)	749	40,116
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,103	23,891
Manhattan Associates, Inc.* (Software)	831	67,037
Masimo Corp.* (Health Care Equipment & Supplies)	919	136,738
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,316	21,753
Mattel, Inc.* (Leisure Products)(a)	3,173	36,140
MAXIMUS, Inc. (IT Services)	1,195	92,326
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	8,362	163,561
Medidata Solutions, Inc.* (Health Care Technology)	700	64,050
Mercury General Corp. (Insurance)	233	13,020
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,175	128,920
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	753	117,189
MSA Safety, Inc. (Commercial Services & Supplies)	667	72,776
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	447	32,422

	Shares	Value
Common Stocks, continued
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,888	$63,854
National Fuel Gas Co. (Gas Utilities)	1,617	75,870
National Instruments Corp. (Electronic Equipment, Instruments & Components)	2,224	93,386
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	3,216	181,381
NewMarket Corp. (Chemicals)	91	42,960
Nordson Corp. (Machinery)	412	60,259
NorthWestern Corp. (Multi-Utilities)	549	41,202
NOW, Inc.* (Trading Companies & Distributors)	918	10,529
NuVasive, Inc.* (Health Care Equipment & Supplies)	975	61,796
OGE Energy Corp. (Electric Utilities)	2,100	95,298
Old Dominion Freight Line, Inc. (Road & Rail)	803	136,486
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,025	60,106
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	4,057	169,541
ONE Gas, Inc. (Gas Utilities)	514	49,401
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	210	10,994
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,515	62,800
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	879	23,900
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,151	32,021
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,184	22,052
Penumbra, Inc.* (Health Care Equipment & Supplies)	600	80,694
Plantronics, Inc. (Communications Equipment)	353	13,174
Pool Corp. (Distributors)	748	150,872
Post Holdings, Inc.* (Food Products)	1,287	136,216
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,176	116,694
Primerica, Inc. (Insurance)	785	99,876
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	214	38,937
PTC, Inc.* (Software)	1,943	132,474
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,433	40,411
Regal Beloit Corp. (Electrical Equipment)	408	29,723
Repligen Corp.* (Biotechnology)	869	66,644
Royal Gold, Inc. (Metals & Mining)	786	96,843
RPM International, Inc. (Chemicals)	2,430	167,209
Sabre Corp. (IT Services)	5,128	114,842
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,424	21,203
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	1,013	20,615
SEI Investments Co. (Capital Markets)	1,307	77,446
Selective Insurance Group, Inc. (Insurance)	723	54,362
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,247	60,617
Sensient Technologies Corp. (Chemicals)	373	25,606
Service Corp. International (Diversified Consumer Services)	3,416	163,319
Signature Bank (Banks)	615	73,320
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	812	90,416
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	691	35,096
SLM Corp. (Consumer Finance)	7,994	70,547
Sotheby’s* - Class A (Diversified Consumer Services)	288	16,410
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,665	9,003
Spire, Inc. (Gas Utilities)	419	36,554
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	962	46,041
STERIS PLC (Health Care Equipment & Supplies)	1,586	229,161
Sterling Bancorp (Banks)	1,923	38,575
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	345	13,783
Syneos Health, Inc.* (Life Sciences Tools & Services)	674	35,864
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)(a)	737	11,409
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	677	27,642
Teledyne Technologies, Inc.* (Aerospace & Defense)	334	107,544
Tempur Sealy International, Inc.* (Household Durables)	483	37,288
Tenet Healthcare Corp.* (Health Care Providers & Services)	873	19,311
Teradata Corp.* (IT Services)	2,138	66,278
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,974	114,314
Tetra Tech, Inc. (Commercial Services & Supplies)	502	43,554
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	796	41,806
The Boston Beer Co., Inc.* - Class A (Beverages)	172	62,622
The Brink’s Co. (Commercial Services & Supplies)	496	41,143
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	385	16,047
The Chemours Co. (Chemicals)	3,064	45,776
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	955	16,560
The Hanover Insurance Group, Inc. (Insurance)	311	42,153
The New York Times Co. - Class A (Media)	2,693	76,696
The Scotts Miracle-Gro Co. - Class A (Chemicals)	473	48,161
The Toro Co. (Machinery)	1,218	89,279
The Wendy’s Co. (Hotels, Restaurants & Leisure)	3,457	69,071
Tootsie Roll Industries, Inc. (Food Products)	316	11,736
Transocean, Ltd.* (Energy Equipment & Services)	4,957	22,158
Trex Co., Inc.* (Building Products)	711	64,651
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	4,717	183,067
Tyler Technologies, Inc.* (Software)	723	189,787
UGI Corp. (Gas Utilities)	3,915	196,806
UMB Financial Corp. (Banks)	809	52,245

	Shares	Value
Common Stocks, continued
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	3,619	$28,102
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	524	87,980
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,079	21,353
Urban Outfitters, Inc.* (Specialty Retail)	1,322	37,135
Valvoline, Inc. (Chemicals)	1,482	32,648
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,412	74,737
ViaSat, Inc.* (Communications Equipment)	539	40,597
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,337	38,947
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,382	195,995
WEX, Inc.* (IT Services)	811	163,878
Williams-Sonoma, Inc. (Specialty Retail)	761	51,733
Woodward, Inc. (Machinery)	1,054	113,653
World Wrestling Entertainment, Inc. - Class A (Entertainment)	891	63,395
WW International, Inc.* (Diversified Consumer Services)	870	32,903
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	1,123	51,680
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,806	93,442
XPO Logistics, Inc.* (Air Freight & Logistics)	726	51,960
Yelp, Inc.* (Interactive Media & Services)	1,211	42,082
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,014	209,258

TOTAL COMMON STOCKS (Cost $11,374,413)		16,521,731

	Principal Amount	Value
Repurchase Agreements(b) (0.6%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $106,006	$106,000	$106,000
TOTAL REPURCHASE AGREEMENTS (Cost $106,000)		106,000

	Shares	Value
Collateral for Securities Loaned (0.4%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(c)	9,793	$9,793
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(c)	46,810	46,810
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(c)	5,570	5,570
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $62,173)		62,173
TOTAL INVESTMENT SECURITIES (Cost $11,542,586) - 101.0%		16,689,904
Net other assets (liabilities) - (1.0)%		(169,253)

NET ASSETS - 100.0%		$16,520,651

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $60,394.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

ProFund VP Mid-Cap Growth invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$274,123	1.6%
Air Freight & Logistics	51,960	0.3%
Auto Components	95,932	0.6%
Banks	493,859	3.0%
Beverages	62,622	0.4%
Biotechnology	153,278	0.9%
Building Products	225,011	1.4%
Capital Markets	416,954	2.5%
Chemicals	427,747	2.7%
Commercial Services & Supplies	262,173	1.6%
Communications Equipment	225,940	1.4%
Construction & Engineering	30,601	0.2%
Construction Materials	36,094	0.2%
Consumer Finance	166,823	1.0%
Containers & Packaging	86,551	0.5%
Distributors	150,872	0.9%
Diversified Consumer Services	251,827	1.5%
Electric Utilities	201,524	1.2%
Electrical Equipment	146,600	0.9%
Electronic Equipment, Instruments & Components	644,438	3.9%
Energy Equipment & Services	63,900	0.4%
Entertainment	271,015	1.6%
Equity Real Estate Investment Trusts	2,183,450	13.2%
Food Products	241,118	1.4%
Gas Utilities	358,631	2.2%
Health Care Equipment & Supplies	1,291,485	7.7%
Health Care Providers & Services	553,984	3.4%
Health Care Technology	64,050	0.4%
Hotels, Restaurants & Leisure	861,312	5.2%
Household Durables	111,545	0.7%
Household Products	26,671	0.2%
Industrial Conglomerates	98,822	0.6%
Insurance	425,176	2.6%
Interactive Media & Services	42,082	0.3%
Internet & Direct Marketing Retail	176,735	1.1%
IT Services	561,252	3.4%
Leisure Products	36,140	0.2%
Life Sciences Tools & Services	493,606	3.0%
Machinery	675,897	4.0%
Marine	41,491	0.3%
Media	192,579	1.2%
Metals & Mining	144,694	0.9%
Multiline Retail	60,106	0.4%
Multi-Utilities	128,982	0.8%
Oil, Gas & Consumable Fuels	223,235	1.3%
Paper & Forest Products	24,482	0.1%
Personal Products	16,180	0.1%
Pharmaceuticals	74,350	0.5%
Professional Services	133,892	0.8%
Road & Rail	248,532	1.5%
Semiconductors & Semiconductor Equipment	818,722	5.0%
Software	832,219	4.9%
Specialty Retail	328,110	2.0%
Textiles, Apparel & Luxury Goods	118,760	0.7%
Thrifts & Mortgage Finance	44,391	0.3%
Trading Companies & Distributors	65,822	0.4%
Water Utilities	83,384	0.5%
Other**	(1,080)	NM
Total	$16,520,651	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

September 30, 2019 :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.5%)
Aaron’s, Inc. (Specialty Retail)	598	$38,427
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,665	51,747
Acuity Brands, Inc. (Electrical Equipment)	751	101,227
Adient PLC (Auto Components)	1,639	37,631
AECOM Technology Corp.* (Construction & Engineering)	2,969	111,515
AGCO Corp. (Machinery)	1,191	90,158
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,278	31,324
Alleghany Corp.* (Insurance)	272	216,992
ALLETE, Inc. (Electric Utilities)	972	84,963
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	3,137	34,444
AMC Networks, Inc.* - Class A (Media)	424	20,844
American Eagle Outfitters, Inc. (Specialty Retail)	2,990	48,498
American Financial Group, Inc. (Insurance)	1,405	151,529
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)(a)	3,649	27,003
Apergy Corp.* (Energy Equipment & Services)	714	19,314
AptarGroup, Inc. (Containers & Packaging)	542	64,200
Aqua America, Inc. (Water Utilities)	2,193	98,312
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,565	116,718
Ashland Global Holdings, Inc. (Chemicals)	1,139	87,760
Associated Banc-Corp. (Banks)	3,053	61,823
AutoNation, Inc.* (Specialty Retail)	1,107	56,126
Avis Budget Group, Inc.* (Road & Rail)	1,101	31,114
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,950	86,746
BancorpSouth Bank (Banks)	917	27,152
Bank of Hawaii Corp. (Banks)	405	34,802
Bank OZK (Banks)	2,276	62,067
Bed Bath & Beyond, Inc. (Specialty Retail)(a)	2,405	25,589
Belden, Inc. (Electronic Equipment, Instruments & Components)	727	38,778
Blackbaud, Inc. (Software)	352	31,800
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,506	36,069
Brighthouse Financial, Inc.* (Insurance)	2,097	84,866
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,859	58,009
Brunswick Corp. (Leisure Products)	1,614	84,122
Cable One, Inc. (Media)	36	45,169
Cabot Corp. (Chemicals)	479	21,708
CACI International, Inc.* - Class A (IT Services)	468	108,229
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	10,462	121,986
Camden Property Trust (Equity Real Estate Investment Trusts)	747	82,925
Cantel Medical Corp. (Health Care Equipment & Supplies)	367	27,452
Carlisle Cos., Inc. (Industrial Conglomerates)	384	55,887
Carpenter Technology Corp. (Metals & Mining)	897	46,339
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	413	37,670
Casey’s General Stores, Inc. (Food & Staples Retailing)	692	111,523
Catalent, Inc.* (Pharmaceuticals)	1,182	56,334
Cathay General Bancorp, Inc. (Banks)	1,427	49,567
CDK Global, Inc. (Software)	1,346	64,729
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	404	53,478
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	10,827	15,266
Cinemark Holdings, Inc. (Entertainment)	1,104	42,659
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,094	58,617
Clean Harbors, Inc.* (Commercial Services & Supplies)	406	31,343
CNO Financial Group, Inc. (Insurance)	2,936	46,477
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,638	80,475
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	451	69,328
Colfax Corp.* (Machinery)	1,573	45,711
Commerce Bancshares, Inc. (Banks)	669	40,575
Commercial Metals Co. (Metals & Mining)	2,220	38,584
Compass Minerals International, Inc. (Metals & Mining)	638	36,041
Core Laboratories N.V. (Energy Equipment & Services)	367	17,110
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,166	20,148
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	278	33,874
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	2,107	62,746
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,409	52,964
Covetrus, Inc.* (Health Care Providers & Services)	1,009	11,997
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	204	33,181
Crane Co. (Machinery)	393	31,688
Cullen/Frost Bankers, Inc. (Banks)	1,073	95,014
Dana Holding Corp. (Auto Components)	2,709	39,118
Delphi Technologies PLC (Auto Components)	1,640	21,976
Deluxe Corp. (Commercial Services & Supplies)	808	39,721
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,240	50,604
Dillard’s, Inc. - Class A (Multiline Retail)(a)	192	12,693
Domtar Corp. (Paper & Forest Products)	1,178	42,184
Donaldson Co., Inc. (Machinery)	840	43,747
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,489	63,774
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	638	50,632

	Shares	Value
Common Stocks, continued
Dycom Industries, Inc.* (Construction & Engineering)	593	$30,273
Eagle Materials, Inc. (Construction Materials)	388	34,924
East West Bancorp, Inc. (Banks)	1,370	60,677
Eaton Vance Corp. (Capital Markets)	830	37,292
Edgewell Personal Care Co.* (Personal Products)	520	16,895
EMCOR Group, Inc. (Construction & Engineering)	1,057	91,029
Energizer Holdings, Inc. (Household Products)	591	25,756
EnerSys (Electrical Equipment)	264	17,408
EPR Properties (Equity Real Estate Investment Trusts)	496	38,123
EQT Corp. (Oil, Gas & Consumable Fuels)	4,810	51,178
Etsy, Inc.* (Internet & Direct Marketing Retail)	476	26,894
Evercore Partners, Inc. - Class A (Capital Markets)	413	33,081
Exelixis, Inc.* (Biotechnology)	2,794	49,412
F.N.B. Corp. (Banks)	3,302	38,072
Federated Investors, Inc. - Class B (Capital Markets)	941	30,498
First American Financial Corp. (Insurance)	2,110	124,511
First Horizon National Corp. (Banks)	5,882	95,288
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	833	32,953
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,428	82,838
Flowers Foods, Inc. (Food Products)	1,812	41,912
Fluor Corp. (Construction & Engineering)	2,630	50,312
Foot Locker, Inc. (Specialty Retail)	1,053	45,447
Fulton Financial Corp. (Banks)	3,130	50,643
GATX Corp. (Trading Companies & Distributors)	376	29,151
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	533	58,902
Gentex Corp. (Auto Components)	1,295	35,658
Genworth Financial, Inc.* - Class A (Insurance)	5,211	22,928
Graco, Inc. (Machinery)	1,287	59,253
Graham Holdings Co. - Class B (Diversified Consumer Services)	82	54,403
Granite Construction, Inc. (Construction & Engineering)	882	28,339
Greif, Inc. - Class A (Containers & Packaging)	272	10,306
GrubHub, Inc.* (Internet & Direct Marketing Retail)	361	20,292
Hancock Holding Co. (Banks)	1,708	65,408
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,046	47,708
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	998	33,433
Healthcare Services Group, Inc. (Commercial Services & Supplies)	628	15,254
Herman Miller, Inc. (Commercial Services & Supplies)	1,112	51,252
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,015	45,614
HNI Corp. (Commercial Services & Supplies)	807	28,649
Home BancShares, Inc. (Banks)	1,613	30,316
Hubbell, Inc. (Electrical Equipment)	399	52,429
IDACORP, Inc. (Electric Utilities)	408	45,969
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,615	56,864
Ingevity Corp.* (Chemicals)	339	28,761
Ingredion, Inc. (Food Products)	1,256	102,665
Interactive Brokers Group, Inc. - Class A (Capital Markets)	462	24,846
InterDigital, Inc. (Communications Equipment)	240	12,593
International Bancshares Corp. (Banks)	1,088	42,019
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	234	10,532
Jabil, Inc. (Electronic Equipment, Instruments & Components)	2,620	93,717
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	180	16,402
Janus Henderson Group PLC (Capital Markets)	2,994	67,245
JBG Smith Properties (Equity Real Estate Investment Trusts)	667	26,153
Jefferies Financial Group, Inc. (Diversified Financial Services)	4,698	86,443
JetBlue Airways Corp.* (Airlines)	5,577	93,415
John Wiley & Sons, Inc. - Class A (Media)	298	13,094
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	970	134,888
KAR Auction Services, Inc. (Commercial Services & Supplies)	754	18,511
KB Home (Household Durables)	1,610	54,740
KBR, Inc. (Construction & Engineering)	1,412	34,650
Kemper Corp. (Insurance)	672	52,382
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,749	136,231
Kirby Corp.* (Marine)	620	50,939
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,311	83,890
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	663	54,320
Landstar System, Inc. (Road & Rail)	269	30,284
Legg Mason, Inc. (Capital Markets)	1,535	58,622
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,336	68,577
Lincoln Electric Holdings, Inc. (Machinery)	547	47,458
LogMeIn, Inc. (Software)	931	66,064
Louisiana-Pacific Corp. (Paper & Forest Products)	1,326	32,593
Lumentum Holdings, Inc.* (Communications Equipment)	695	37,224
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	597	12,931
Manhattan Associates, Inc.* (Software)	375	30,251
ManpowerGroup, Inc. (Professional Services)	1,126	94,854
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	729	75,531
MasTec, Inc.* (Construction & Engineering)	1,135	73,696
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	743	12,282
Mattel, Inc.* (Leisure Products)(a)	3,317	37,781
MDU Resources Group, Inc. (Multi-Utilities)	3,747	105,628

	Shares	Value
Common Stocks, continued
Medidata Solutions, Inc.* (Health Care Technology)	469	$42,914
MEDNAX, Inc.* (Health Care Providers & Services)	1,585	35,852
Mercury General Corp. (Insurance)	276	15,423
Meredith Corp. (Media)	754	27,642
Minerals Technologies, Inc. (Chemicals)	660	35,039
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,026	94,679
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	398	28,867
Murphy USA, Inc.* (Specialty Retail)	566	48,280
Navient Corp. (Consumer Finance)	3,818	48,870
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,266	71,515
NetScout Systems, Inc.* (Communications Equipment)	1,257	28,986
New Jersey Resources Corp. (Gas Utilities)	1,694	76,603
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	8,798	110,415
NewMarket Corp. (Chemicals)	47	22,188
Nordson Corp. (Machinery)	549	80,297
NorthWestern Corp. (Multi-Utilities)	399	29,945
NOW, Inc.* (Trading Companies & Distributors)	1,126	12,915
Nu Skin Enterprises, Inc. - Class A (Personal Products)	1,046	44,486
nVent Electric PLC (Electrical Equipment)	2,929	64,555
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	5,453	18,867
Oceaneering International, Inc.* (Energy Equipment & Services)	1,862	25,230
OGE Energy Corp. (Electric Utilities)	1,658	75,240
Old Dominion Freight Line, Inc. (Road & Rail)	398	67,648
Old Republic International Corp. (Insurance)	5,365	126,453
Olin Corp. (Chemicals)	3,093	57,901
ONE Gas, Inc. (Gas Utilities)	476	45,748
Oshkosh Corp. (Machinery)	1,287	97,554
Owens Corning (Building Products)	2,048	129,434
Owens-Illinois, Inc. (Containers & Packaging)	2,926	30,050
PacWest Bancorp (Banks)	2,225	80,857
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	202	10,575
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,986	49,590
Patterson Cos., Inc. (Health Care Providers & Services)	1,619	28,851
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,814	32,609
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,036	28,169
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,303	36,249
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	861	16,036
Perspecta, Inc. (IT Services)	2,597	67,834
Pilgrim’s Pride Corp.* (Food Products)	986	31,596
Pinnacle Financial Partners, Inc. (Banks)	1,362	77,294
Plantronics, Inc. (Communications Equipment)	257	9,591
PNM Resources, Inc. (Electric Utilities)	1,499	78,068
Polaris Industries, Inc. (Leisure Products)	1,082	95,226
PolyOne Corp. (Chemicals)	1,447	47,245
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,265	51,973
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	946	32,817
Prosperity Bancshares, Inc. (Banks)	1,300	91,819
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	162	29,476
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,000	28,200
Regal Beloit Corp. (Electrical Equipment)	379	27,610
Reinsurance Group of America, Inc. (Insurance)	1,181	188,818
Reliance Steel & Aluminum Co. (Metals & Mining)	1,255	125,073
RenaissanceRe Holdings, Ltd. (Insurance)	831	160,757
Resideo Technologies, Inc.* (Building Products)	2,311	33,163
Royal Gold, Inc. (Metals & Mining)	444	54,705
Ryder System, Inc. (Road & Rail)	1,004	51,977
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	3,568	81,921
Sally Beauty Holdings, Inc.* (Specialty Retail)	840	12,508
Sanderson Farms, Inc. (Food Products)	371	56,143
Science Applications International Corp. (IT Services)	923	80,624
SEI Investments Co. (Capital Markets)	1,075	63,699
Selective Insurance Group, Inc. (Insurance)	391	29,399
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	4,475	41,416
Sensient Technologies Corp. (Chemicals)	422	28,970
Service Properties Trust (Equity Real Estate Investment Trusts)	3,096	79,846
Signature Bank (Banks)	412	49,119
Silgan Holdings, Inc. (Containers & Packaging)	1,465	44,001
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	783	39,769
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	2,518	94,047
Sonoco Products Co. (Containers & Packaging)	1,884	109,668
Sotheby’s* - Class A (Diversified Consumer Services)	326	18,575
Southwest Gas Corp. (Gas Utilities)	1,023	93,134
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	5,503	10,621
Spectrum Brands Holdings, Inc. (Household Products)	117	6,192
Spire, Inc. (Gas Utilities)	536	46,761
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	729	34,890
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,223	42,993
Steel Dynamics, Inc. (Metals & Mining)	4,134	123,193
Stericycle, Inc.* (Commercial Services & Supplies)	1,715	87,345
Sterling Bancorp (Banks)	1,931	38,736

	Shares	Value
Common Stocks, continued
Stifel Financial Corp. (Capital Markets)	1,310	$75,168
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	273	10,906
Syneos Health, Inc.* (Life Sciences Tools & Services)	491	26,126
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	769	86,820
Synovus Financial Corp. (Banks)	2,905	103,883
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)(a)	1,021	15,805
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	472	19,272
TCF Financial Corp. (Banks)	2,889	109,983
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	670	69,841
TEGNA, Inc. (Media)	4,078	63,330
Teledyne Technologies, Inc.* (Aerospace & Defense)	349	112,375
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,837	47,395
Tempur Sealy International, Inc.* (Household Durables)	381	29,413
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,071	23,691
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,216	70,419
Terex Corp. (Machinery)	1,233	32,021
Tetra Tech, Inc. (Commercial Services & Supplies)	525	45,549
Texas Capital Bancshares, Inc.* (Banks)	947	51,754
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	431	22,636
The Brink’s Co. (Commercial Services & Supplies)	442	36,664
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	386	16,088
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,324	22,958
The Goodyear Tire & Rubber Co. (Auto Components)	4,377	63,051
The Hain Celestial Group, Inc.* (Food Products)	1,511	32,449
The Hanover Insurance Group, Inc. (Insurance)	432	58,553
The Scotts Miracle-Gro Co. - Class A (Chemicals)	267	27,186
The Timken Co. (Machinery)	1,288	56,041
The Toro Co. (Machinery)	783	57,394
Thor Industries, Inc. (Automobiles)	1,037	58,736
Toll Brothers, Inc. (Household Durables)	2,432	99,834
Transocean, Ltd.* (Energy Equipment & Services)	5,846	26,132
TreeHouse Foods, Inc.* (Food Products)	1,058	58,666
Trex Co., Inc.* (Building Products)	385	35,008
TRI Pointe Group, Inc.* (Household Durables)	2,678	40,277
Trinity Industries, Inc. (Machinery)	1,926	37,904
Trustmark Corp. (Banks)	1,212	41,341
Umpqua Holdings Corp. (Banks)	4,145	68,227
United Bankshares, Inc. (Banks)	1,918	72,635
United States Steel Corp. (Metals & Mining)	3,214	37,122
United Therapeutics Corp.* (Biotechnology)	825	65,793
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	271	45,501
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,083	21,433
Valley National Bancorp (Banks)	6,246	67,894
Valmont Industries, Inc. (Construction & Engineering)	407	56,345
Valvoline, Inc. (Chemicals)	2,055	45,272
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	637	33,716
ViaSat, Inc.* (Communications Equipment)	542	40,824
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,491	42,173
Visteon Corp.* (Auto Components)	526	43,416
W.R. Berkley Corp. (Insurance)	2,724	196,755
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,495	55,300
Watsco, Inc. (Trading Companies & Distributors)	614	103,877
Webster Financial Corp. (Banks)	1,735	81,319
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	933	27,178
Werner Enterprises, Inc. (Road & Rail)	834	29,440
Williams-Sonoma, Inc. (Specialty Retail)	707	48,062
Wintrust Financial Corp. (Banks)	1,067	68,960
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,231	49,166
Worthington Industries, Inc. (Metals & Mining)	698	25,163
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,951	84,201
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	608	27,980
XPO Logistics, Inc.* (Air Freight & Logistics)	1,006	71,999

TOTAL COMMON STOCKS (Cost $12,262,773)		15,950,432

	Principal Amount	Value
Repurchase Agreements(b) (0.4%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $59,003	$59,000	$59,000
TOTAL REPURCHASE AGREEMENTS (Cost $59,000)		59,000

	Shares	Value
Collateral for Securities Loaned (0.7%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(c)	17,959	$17,959
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(c)	85,839	85,839
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(c)	10,215	10,215
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $114,013)		114,013
TOTAL INVESTMENT SECURITIES (Cost $12,435,786) - 100.6%		16,123,445
Net other assets (liabilities) - (0.6)%		(92,716)

NET ASSETS - 100.0%		$16,030,729

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $113,085.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

ProFund VP Mid-Cap Value invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$112,375	0.7%
Air Freight & Logistics	71,999	0.4%
Airlines	93,415	0.6%
Auto Components	240,850	1.5%
Automobiles	58,736	0.4%
Banks	1,757,244	11.0%
Biotechnology	115,205	0.7%
Building Products	197,605	1.2%
Capital Markets	390,451	2.4%
Chemicals	402,030	2.5%
Commercial Services & Supplies	354,288	2.2%
Communications Equipment	129,218	0.8%
Construction & Engineering	476,159	3.1%
Construction Materials	34,924	0.2%
Consumer Finance	48,870	0.3%
Containers & Packaging	258,225	1.6%
Diversified Consumer Services	72,978	0.5%
Diversified Financial Services	86,443	0.5%
Electric Utilities	331,948	2.2%
Electrical Equipment	263,229	1.6%
Electronic Equipment, Instruments & Components	741,460	4.7%
Energy Equipment & Services	120,395	0.8%
Entertainment	42,659	0.3%
Equity Real Estate Investment Trusts	1,394,306	8.7%
Food & Staples Retailing	154,516	1.0%
Food Products	323,431	2.0%
Gas Utilities	262,246	1.6%
Health Care Equipment & Supplies	27,452	0.2%
Health Care Providers & Services	152,138	0.9%
Health Care Technology	77,358	0.5%
Hotels, Restaurants & Leisure	477,417	2.9%
Household Durables	224,264	1.4%
Household Products	31,948	0.2%
Industrial Conglomerates	55,887	0.3%
Insurance	1,475,843	9.2%
Internet & Direct Marketing Retail	47,186	0.3%
IT Services	256,687	1.6%
Leisure Products	217,129	1.4%
Life Sciences Tools & Services	79,604	0.5%
Machinery	679,226	4.3%
Marine	50,939	0.3%
Media	170,079	1.0%
Metals & Mining	486,220	3.0%
Multiline Retail	12,693	0.1%
Multi-Utilities	135,573	0.8%
Oil, Gas & Consumable Fuels	296,753	1.8%
Paper & Forest Products	74,777	0.5%
Personal Products	61,381	0.4%
Pharmaceuticals	89,151	0.6%
Professional Services	94,854	0.6%
Real Estate Management & Development	134,888	0.8%
Road & Rail	353,255	2.2%
Semiconductors & Semiconductor Equipment	396,676	2.5%
Software	192,844	1.2%
Specialty Retail	373,541	2.3%
Technology Hardware, Storage & Peripherals	71,515	0.4%
Textiles, Apparel & Luxury Goods	131,717	0.8%
Thrifts & Mortgage Finance	165,715	1.0%
Trading Companies & Distributors	174,810	1.1%
Water Utilities	98,312	0.6%
Wireless Telecommunication Services	47,395	0.3%
Other**	80,297	0.5%
Total	$16,030,729	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (70.8%)
Activision Blizzard, Inc. (Entertainment)	5,826	$308,312
Adobe Systems, Inc.* (Software)	3,687	1,018,533
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,247	239,081
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,703	166,792
Align Technology, Inc.* (Health Care Equipment & Supplies)	607	109,818
Alphabet, Inc.* - Class A (Interactive Media & Services)	2,107	2,572,942
Alphabet, Inc.* - Class C (Interactive Media & Services)	2,395	2,919,505
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,386	5,877,791
American Airlines Group, Inc. (Airlines)	3,383	91,240
Amgen, Inc. (Biotechnology)	4,555	881,437
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,806	313,514
Apple, Inc. (Technology Hardware, Storage & Peripherals)	30,932	6,927,840
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,018	350,198
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	551	136,879
Autodesk, Inc.* (Software)	1,668	246,364
Automatic Data Processing, Inc. (IT Services)	3,296	532,040
Baidu, Inc.*ADR (Interactive Media & Services)	2,140	219,906
Biogen, Inc.* (Biotechnology)	1,401	326,181
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,364	91,934
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	323	633,923
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,023	834,560
Cadence Design Systems, Inc.* (Software)	2,128	140,618
Celgene Corp.* (Biotechnology)	5,383	534,532
Cerner Corp. (Health Care Technology)	2,418	164,835
Charter Communications, Inc.* - Class A (Media)	1,682	693,186
Check Point Software Technologies, Ltd.* (Software)	1,157	126,692
Cintas Corp. (Commercial Services & Supplies)	779	208,850
Cisco Systems, Inc. (Communications Equipment)	32,516	1,606,616
Citrix Systems, Inc. (Software)	994	95,941
Cognizant Technology Solutions Corp. (IT Services)	4,196	252,872
Comcast Corp. - Class A (Media)	34,452	1,553,096
Costco Wholesale Corp. (Food & Staples Retailing)	3,341	962,575
CSX Corp. (Road & Rail)	6,063	419,984
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	3,700	108,373
Dollar Tree, Inc.* (Multiline Retail)	1,798	205,260
eBay, Inc. (Internet & Direct Marketing Retail)	6,372	248,381
Electronic Arts, Inc.* (Entertainment)	2,238	218,921
Expedia, Inc. (Internet & Direct Marketing Retail)	1,039	139,652
Facebook, Inc.* - Class A (Interactive Media & Services)	16,622	2,960,045
Fastenal Co. (Trading Companies & Distributors)	4,357	142,343
Fiserv, Inc.* (IT Services)	5,163	534,835
Fox Corp. - Class A (Media)	2,622	82,685
Fox Corp. - Class B (Media)	1,995	62,922
Gilead Sciences, Inc. (Biotechnology)	9,620	609,716
Hasbro, Inc. (Leisure Products)	959	113,824
Henry Schein, Inc.* (Health Care Providers & Services)	1,126	71,501
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	654	177,842
Illumina, Inc.* (Life Sciences Tools & Services)	1,117	339,814
Incyte Corp.* (Biotechnology)	1,634	121,292
Intel Corp. (Semiconductors & Semiconductor Equipment)	33,650	1,733,984
Intuit, Inc. (Software)	1,976	525,497
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	876	472,979
J.B. Hunt Transport Services, Inc. (Road & Rail)	811	89,737
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	7,029	198,288
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,210	192,935
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,098	253,759
Liberty Global PLC* - Class A (Media)	1,558	38,561
Liberty Global PLC* - Class C (Media)	3,899	92,757
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	933	179,630
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,502	311,174
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,061	119,353
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	377	207,814
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,808	167,981
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	8,386	359,340
Microsoft Corp. (Software)	52,259	7,265,568
Mondelez International, Inc. - Class A (Food Products)	10,955	606,030
Monster Beverage Corp.* (Beverages)	4,140	240,368
Mylan N.V.* (Pharmaceuticals)	3,920	77,538
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,807	94,886
Netease.com, Inc.ADR (Entertainment)	554	147,464
Netflix, Inc.* (Entertainment)	3,325	889,837

	Shares	Value
Common Stocks, continued
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,626	$805,248
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,497	272,473
O’Reilly Automotive, Inc.* (Specialty Retail)	581	231,534
PACCAR, Inc. (Machinery)	2,632	184,266
Paychex, Inc. (IT Services)	2,730	225,962
PayPal Holdings, Inc.* (IT Services)	8,937	925,785
PepsiCo, Inc. (Beverages)	10,621	1,456,140
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,235	704,446
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	820	227,468
Ross Stores, Inc. (Specialty Retail)	2,770	304,284
Sirius XM Holdings, Inc. (Media)(a)	33,803	211,438
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,305	103,421
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,092	803,914
Symantec Corp. (Software)	4,695	110,943
Synopsys, Inc.* (Software)	1,142	156,740
Take-Two Interactive Software, Inc.* (Entertainment)	860	107,792
Tesla Motors, Inc.* (Automobiles)(a)	1,361	327,824
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,091	916,440
The Kraft Heinz Co. (Food Products)	9,268	258,902
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	6,491	511,296
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	447	112,041
United Continental Holdings, Inc.* (Airlines)	1,952	172,576
VeriSign, Inc.* (IT Services)	899	169,578
Verisk Analytics, Inc. - Class A (Professional Services)	1,242	196,410
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,953	330,877
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,860	379,427
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,249	134,130
Willis Towers Watson PLC (Insurance)	980	189,111
Workday, Inc.* - Class A (Software)	1,245	211,600
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	818	88,933
Xcel Energy, Inc. (Electric Utilities)	3,912	253,850
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,918	183,936

TOTAL COMMON STOCKS (Cost $23,040,874)		63,230,258

	Principal Amount	Value
Repurchase Agreements(b)(c) (39.2%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $35,064,969	$35,063,000	$35,063,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,063,000)		35,063,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(d)	28,987	$28,987
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(d)	138,553	138,553
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(d)	16,488	16,488
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $184,028)		184,028
TOTAL INVESTMENT SECURITIES (Cost $58,287,902) - 110.2%		98,477,286
Net other assets (liabilities) - (10.2)%		(9,075,604)

NET ASSETS - 100.0%		$89,401,682

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $177,241.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $2,337,000.

(c)                    The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

ADR              American Depositary Receipt

NYS               New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	112	12/23/19	$17,399,760	$(320,197)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/28/19	2.46%	$2,166,260	$103,999
Nasdaq-100 Index	UBS AG	10/28/19	2.71%	6,671,404	57,067
				$8,837,664	$161,066

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Nasdaq-100 invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Airlines	$263,816	0.3%
Automobiles	327,824	0.4%
Beverages	1,696,508	1.9%
Biotechnology	3,290,229	3.6%
Commercial Services & Supplies	208,850	0.2%
Communications Equipment	1,606,616	1.8%
Electric Utilities	253,850	0.3%
Entertainment	1,672,326	1.9%
Food & Staples Retailing	1,342,002	1.5%
Food Products	864,932	1.0%
Health Care Equipment & Supplies	760,639	0.9%
Health Care Providers & Services	71,501	0.1%
Health Care Technology	164,835	0.2%
Hotels, Restaurants & Leisure	1,204,021	1.3%
Insurance	189,111	0.2%
Interactive Media & Services	8,672,398	9.6%
Internet & Direct Marketing Retail	7,414,222	8.4%
IT Services	2,641,072	3.0%
Leisure Products	113,824	0.1%
Life Sciences Tools & Services	339,814	0.4%
Machinery	184,266	0.2%
Media	2,734,645	3.1%
Multiline Retail	205,260	0.2%
Pharmaceuticals	77,538	0.1%
Professional Services	196,410	0.2%
Road & Rail	509,721	0.6%
Semiconductors & Semiconductor Equipment	7,687,548	8.6%
Software	9,898,496	11.0%
Specialty Retail	647,859	0.7%
Technology Hardware, Storage & Peripherals	7,156,856	8.0%
Textiles, Apparel & Luxury Goods	179,630	0.2%
Trading Companies & Distributors	142,343	0.2%
Wireless Telecommunication Services	511,296	0.6%
Other**	26,171,424	29.2%
Total	$89,401,682	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (97.7%)
Apache Corp. (Oil, Gas & Consumable Fuels)	7,653	$195,917
Apergy Corp.* (Energy Equipment & Services)	1,575	42,604
Baker Hughes, a GE Co. - Class A (Energy Equipment & Services)	13,168	305,498
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	8,510	149,521
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,753	299,724
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	22,942	32,348
Chevron Corp. (Oil, Gas & Consumable Fuels)	38,613	4,579,502
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,064	98,948
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	4,091	277,779
ConocoPhillips (Oil, Gas & Consumable Fuels)	22,579	1,286,551
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,751	53,913
Core Laboratories N.V. (Energy Equipment & Services)	902	42,051
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	593	26,110
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,532	55,612
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	8,221	197,797
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	3,315	298,052
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	11,805	876,167
EQT Corp. (Oil, Gas & Consumable Fuels)	5,199	55,317
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	4,150	60,383
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	86,058	6,076,554
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,543	89,509
Halliburton Co. (Energy Equipment & Services)	17,816	335,831
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,225	89,156
Hess Corp. (Oil, Gas & Consumable Fuels)	5,264	318,367
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	3,079	165,158
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	39,598	816,115
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	16,356	200,688
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	13,390	813,443
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	2,230	36,862
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,135	69,315
National Oilwell Varco, Inc. (Energy Equipment & Services)	7,849	166,399
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	9,727	218,468
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	18,193	809,043
OGE Energy Corp. (Electric Utilities)	4,071	184,742
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	8,400	618,996
Parsley Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	5,718	96,062
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,123	35,252
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	2,072	56,338
Phillips 66 (Oil, Gas & Consumable Fuels)	9,124	934,298
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	3,399	427,492
Schlumberger, Ltd. (Energy Equipment & Services)	28,130	961,201
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,734	190,165
TechnipFMC PLC (Energy Equipment & Services)	8,536	206,059
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	24,653	593,151
Transocean, Ltd.* (Energy Equipment & Services)	11,699	52,295
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	8,429	718,488
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,329	53,080
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	8,593	91,000

TOTAL COMMON STOCKS (Cost $12,087,710)		24,357,321

	Principal Amount	Value
Repurchase Agreements(b) (2.0%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $510,029	$510,000	$510,000
TOTAL REPURCHASE AGREEMENTS (Cost $510,000)		510,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(c)	4,095	$4,095
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(c)	19,571	19,571
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(c)	2,329	2,329
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $25,995)		25,995
TOTAL INVESTMENT SECURITIES (Cost $12,623,705) - 99.8%		24,893,316
Net other assets (liabilities) - 0.2%		40,965

NET ASSETS - 100.0%		$24,934,281

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $24,435.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	10/23/19	2.41%	$746,415	$(27,791)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Oil & Gas invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Electric Utilities	$184,742	0.7%
Energy Equipment & Services	2,236,346	9.0%
Oil, Gas & Consumable Fuels	21,846,724	87.6%
Semiconductors & Semiconductor Equipment	89,509	0.4%
Other**	576,960	2.3%
Total	$24,934,281	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (96.1%)
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	1,938	$37,248
Akorn, Inc.* (Pharmaceuticals)	4,436	16,857
Allergan PLC (Pharmaceuticals)	2,978	501,168
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,589	18,353
Amicus Therapeutics, Inc.* (Biotechnology)	11,938	95,743
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	4,926	14,285
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,616	32,045
Axsome Therapeutics, Inc.* (Pharmaceuticals)	1,178	23,843
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,030	508,621
Cara Therapeutics, Inc.* (Biotechnology)	1,965	35,920
Catalent, Inc.* (Pharmaceuticals)	6,847	326,328
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	4,489	23,837
Corcept Therapeutics, Inc.* (Pharmaceuticals)	4,796	67,791
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	2,996	15,340
Dermira, Inc.* (Pharmaceuticals)	2,193	14,013
Elanco Animal Health, Inc.* (Pharmaceuticals)	17,184	456,923
Eli Lilly & Co. (Pharmaceuticals)	4,421	494,400
Endo International PLC* (Pharmaceuticals)	9,448	30,328
Horizon Therapeutics PLC* (Pharmaceuticals)	8,742	238,045
Innoviva, Inc.* (Pharmaceuticals)	3,133	33,022
Intersect ENT, Inc.* (Pharmaceuticals)	1,475	25,090
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	2,147	16,038
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	7,337	62,988
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	2,655	340,212
Johnson & Johnson (Pharmaceuticals)	18,825	2,435,578
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	383	33,022
Merck & Co., Inc. (Pharmaceuticals)	27,642	2,326,903
Mylan N.V.* (Pharmaceuticals)	21,919	433,558
Myokardia, Inc.* (Pharmaceuticals)	2,163	112,800
Omeros Corp.* (Pharmaceuticals)(a)	2,173	35,485
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	1,952	74,313
Perrigo Co. PLC (Pharmaceuticals)	6,379	356,522
Pfizer, Inc. (Pharmaceuticals)	13,200	474,276
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	951	20,285
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	2,356	81,730
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	1,079	86,633
Revance Therapeutics, Inc.* (Pharmaceuticals)	1,736	22,568
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	5,291	43,889
TherapeuticsMD, Inc.* (Pharmaceuticals)(a)	9,274	33,665
Theravance Biopharma, Inc.* (Pharmaceuticals)	2,018	39,311
Tricida, Inc.* (Pharmaceuticals)	1,251	38,618
Vanda Pharmaceuticals, Inc.* (Biotechnology)	2,497	33,160
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	819	16,814
Zoetis, Inc. (Pharmaceuticals)	4,092	509,822
Zogenix, Inc.* (Pharmaceuticals)	1,875	75,075
TOTAL COMMON STOCKS (Cost $8,287,258)		10,712,465

	Principal Amount	Value
Repurchase Agreements(b) (2.8%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $316,018	$316,000	$316,000
TOTAL REPURCHASE AGREEMENTS (Cost $316,000)		316,000

	Shares	Value
Collateral for Securities Loaned (0.6%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(c)	10,400	$10,400
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(c)	49,711	49,711
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(c)	5,916	5,916
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $66,027)		66,027

TOTAL INVESTMENT SECURITIES (Cost $8,669,285) - 99.5%		11,094,492
Net other assets (liabilities) - 0.5%		53,369

NET ASSETS - 100.0%		$11,147,861

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $62,121.
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	10/23/19	2.41%	$446,850	$(10,703)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Pharmaceuticals invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Biotechnology	$346,912	3.1%
Pharmaceuticals	10,365,553	93.0%
Other**	435,396	3.9%
Total	$11,147,861	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (107.4%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $31,426,764	$31,425,000	$31,425,000
TOTAL REPURCHASE AGREEMENTS (Cost $31,425,000)		31,425,000

TOTAL INVESTMENT SECURITIES (Cost $31,425,000) - 107.4%		31,425,000
Net other assets (liabilities) - (7.4)%		(2,167,284)

NET ASSETS - 100.0%		$29,257,716

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $5,043,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	10/23/19	2.41%	$14,330,597	$(1,156,401)
Dow Jones Precious Metals Index	UBS AG	10/23/19	2.66%	14,912,108	(1,197,977)
				$29,242,705	$(2,354,378)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2019 :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (98.0%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,334	$38,126
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	8,660	139,339
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,792	276,040
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,173	104,478
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	4,030	104,337
American Tower Corp. (Equity Real Estate Investment Trusts)	6,999	1,547,690
Americold Realty Trust (Equity Real Estate Investment Trusts)	3,030	112,322
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	23,021	202,584
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	2,355	122,790
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	3,325	55,129
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	2,206	475,018
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	2,122	76,074
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	2,272	294,588
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	2,785	42,193
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	4,707	95,505
Camden Property Trust (Equity Real Estate Investment Trusts)	1,530	169,845
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	5,318	281,907
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	2,959	57,878
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	7,699	46,348
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,848	39,085
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,883	32,538
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	584	71,160
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,770	52,711
CoStar Group, Inc.* (Professional Services)	579	343,463
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,320	87,209
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	6,573	913,713
CubeSmart (Equity Real Estate Investment Trusts)	3,042	106,166
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,789	141,510
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	3,165	32,441
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,294	427,594
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,603	111,486
Duke Realty Corp. (Equity Real Estate Investment Trusts)	5,715	194,139
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	595	74,387
EPR Properties (Equity Real Estate Investment Trusts)	1,226	94,230
Equinix, Inc. (Equity Real Estate Investment Trusts)	1,342	774,066
Equity Commonwealth (Equity Real Estate Investment Trusts)	1,928	66,025
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	1,440	192,384
Equity Residential (Equity Real Estate Investment Trusts)	5,511	475,379
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,039	339,389
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	2,031	237,261
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	1,102	150,026
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,000	79,120
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	3,226	123,362
HCP, Inc. (Equity Real Estate Investment Trusts)	7,764	276,631
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,044	68,474
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	3,244	95,309
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,640	73,702
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	11,539	199,509
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	2,442	81,709
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,258	34,570
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	7,556	223,733
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	4,539	147,018
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,866	73,166
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	814	113,195
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,469	114,420
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	6,672	139,311
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	1,360	111,425
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,917	40,149
Liberty Property Trust (Equity Real Estate Investment Trusts)	2,495	128,068
Life Storage, Inc. (Equity Real Estate Investment Trusts)	737	77,687

	Shares	Value
Common Stocks, continued
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,431	$30,995
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	7,056	138,015
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	7,124	52,433
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	1,802	234,278
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	685	56,437
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,713	153,013
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	6,568	102,986
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	3,424	143,089
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	2,265	62,922
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	3,182	42,480
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,790	94,636
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	2,065	57,448
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,928	51,972
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,988	41,509
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,062	43,632
Prologis, Inc. (Equity Real Estate Investment Trusts)	9,979	850,410
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	316	57,496
Public Storage (Equity Real Estate Investment Trusts)	2,374	582,271
Rayonier, Inc. (Equity Real Estate Investment Trusts)	2,050	57,810
Realty Income Corp. (Equity Real Estate Investment Trusts)	5,031	385,777
Regency Centers Corp. (Equity Real Estate Investment Trusts)	2,648	184,010
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	3,377	41,605
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,735	76,375
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	2,719	46,196
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	813	66,512
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,996	68,788
SBA Communications Corp. (Equity Real Estate Investment Trusts)	1,788	431,176
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	3,757	34,771
Service Properties Trust (Equity Real Estate Investment Trusts)	2,599	67,028
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	4,870	758,016
SITE Centers Corp. (Equity Real Estate Investment Trusts)	2,197	33,197
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	1,304	106,602
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,425	68,201
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	4,450	107,779
STORE Capital Corp. (Equity Real Estate Investment Trusts)	3,324	124,351
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	1,433	212,729
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	3,554	48,832
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	969	39,564
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,916	33,223
The Howard Hughes Corp.* (Real Estate Management & Development)	682	88,387
The Macerich Co. (Equity Real Estate Investment Trusts)	1,743	55,061
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	4,313	56,630
UDR, Inc. (Equity Real Estate Investment Trusts)	4,630	224,462
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,820	36,018
Ventas, Inc. (Equity Real Estate Investment Trusts)	5,889	430,074
VEREIT, Inc. (Equity Real Estate Investment Trusts)	15,387	150,485
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	7,288	165,073
Vornado Realty Trust (Equity Real Estate Investment Trusts)	2,504	159,430
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,266	34,638
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,911	55,667
Welltower, Inc. (Equity Real Estate Investment Trusts)	6,407	580,795
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	11,777	326,223
WP Carey, Inc. (Equity Real Estate Investment Trusts)	2,700	241,650
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,781	37,615
TOTAL COMMON STOCKS (Cost $11,994,581)		19,829,883

	Principal Amount	Value
Repurchase Agreements(a) (2.2%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $451,025	$451,000	$451,000
TOTAL REPURCHASE AGREEMENTS (Cost $451,000)		451,000

TOTAL INVESTMENT SECURITIES (Cost $12,445,581) - 100.2%		20,280,883
Net other assets (liabilities) - (0.2)%		(48,687)

NET ASSETS - 100.0%		$20,232,196

*	Non-income producing security.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	10/23/19	2.41%	$464,424	$2,044

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$18,172,658	89.8%
Mortgage Real Estate Investment Trusts	830,273	4.1%
Professional Services	343,463	1.7%
Real Estate Management & Development	483,489	2.4%
Other**	402,313	2.0%
Total	$20,232,196	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (105.1%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $5,513,310	$5,513,000	$5,513,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,513,000)		5,513,000

TOTAL INVESTMENT SECURITIES (Cost $5,513,000) - 105.1%		5,513,000
Net other assets (liabilities) - (5.1)%		(268,047)

NET ASSETS - 100.0%		$5,244,953

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $228,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.25% due on 8/15/49	Citibank North America	10/15/19	(1.80)%	$(2,471,250)	$(130,307)
30-Year U.S. Treasury Bond, 2.25% due on 8/15/49	Societe’ Generale	10/15/19	(1.48)%	(4,015,781)	(166,575)
				$(6,487,031)	$(296,882)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2019 :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (80.2%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,695	$194,088
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,278	254,521
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,698	284,330
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,456	678,028
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	359	19,235
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	659	32,291
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,277	53,145
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	834	39,248
Intel Corp. (Semiconductors & Semiconductor Equipment)	27,327	1,408,160
InterDigital, Inc. (Communications Equipment)	192	10,074
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	982	156,580
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	892	206,150
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	4,076	101,778
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,673	96,883
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,469	136,485
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,809	291,766
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	336	31,006
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	248	38,596
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,757	653,981
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,532	48,640
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	726	53,826
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	7,498	571,947
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	410	19,930
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	268	29,842
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,059	83,926
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,048	60,690
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,760	744,422
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	262	43,990
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	673	35,622
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,558	149,412
TOTAL COMMON STOCKS (Cost $2,919,857)		6,528,592

	Principal Amount	Value
Repurchase Agreements(a) (1.7%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $140,008	$140,000	$140,000
TOTAL REPURCHASE AGREEMENTS (Cost $140,000)		140,000

TOTAL INVESTMENT SECURITIES (Cost $3,059,857) - 81.9%		6,668,592
Net other assets (liabilities) - 18.1%		1,472,055

NET ASSETS - 100.0%		$8,140,647

*	Non-income producing security.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	10/23/19	2.41%	$1,597,564	$(4,008)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Communications Equipment	$10,074	0.1%
Semiconductors & Semiconductor Equipment	6,518,518	80.1%
Other**	1,612,055	19.8%
Total	$8,140,647	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (97.1%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $12,001	$12,000	$12,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,000)		12,000

TOTAL INVESTMENT SECURITIES (Cost $12,000) - 97.1%		12,000
Net other assets (liabilities) - 2.9%		364

NET ASSETS - 100.0%		$12,364

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $11,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/28/19	(2.11)%	$(7,065)	$(24)
Dow Jones Industrial Average	UBS AG	10/28/19	(2.11)%	(5,269)	(18)
				$(12,334)	$(42)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2019 :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.7%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $1,138,064	$1,138,000	$1,138,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,138,000)		1,138,000

TOTAL INVESTMENT SECURITIES (Cost $1,138,000) - 100.7%		1,138,000
Net other assets (liabilities) - (0.7)%		(8,452)

NET ASSETS - 100.0%		$1,129,548

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $380,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	10/28/19	(1.41)%	$(187,514)	$(903)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	10/28/19	(1.41)%	(960,973)	(4,579)
				$(1,148,487)	$(5,482)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2019 :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (104.9%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $769,043	$769,000	$769,000
TOTAL REPURCHASE AGREEMENTS (Cost $769,000)		769,000

TOTAL INVESTMENT SECURITIES (Cost $769,000) - 104.9%		769,000
Net other assets (liabilities) - (4.9)%		(35,760)

NET ASSETS - 100.0%		$733,240

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $243,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	10/28/19	(1.51)%	$(244,794)	$(818)
MSCI EAFE Index	UBS AG	10/28/19	(1.61)%	(487,316)	(1,742)
				$(732,110)	$(2,560)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2019 :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (104.3%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $70,004	$70,000	$70,000
TOTAL REPURCHASE AGREEMENTS (Cost $70,000)		70,000

TOTAL INVESTMENT SECURITIES (Cost $70,000) - 104.3%		70,000
Net other assets (liabilities) - (4.3)%		(2,913)

NET ASSETS - 100.0%		$67,087

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $55,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/28/19	(1.96)%	$(12,975)	$(108)
S&P MidCap 400	UBS AG	10/28/19	(1.91)%	(53,802)	(353)
				$(66,777)	$(461)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2019 :: ProFund VP Short Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.6%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $2,504,141	$2,504,000	$2,504,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,504,000)		2,504,000

TOTAL INVESTMENT SECURITIES (Cost $2,504,000) - 99.6%		2,504,000
Net other assets (liabilities) - 0.4%		9,265

NET ASSETS - 100.0%		$2,513,265

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $476,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	12/23/19	$(155,355)	$2,855

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/28/19	(2.21)%	$(709,206)	$(5,963)
Nasdaq-100 Index	UBS AG	10/28/19	(2.06)%	(1,642,358)	(14,137)
				$(2,351,564)	$(20,100)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2019 :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.5%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $1,909,107	$1,909,000	$1,909,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,909,000)		1,909,000

TOTAL INVESTMENT SECURITIES (Cost $1,909,000) - 99.5%		1,909,000
Net other assets (liabilities) - 0.5%		9,457

NET ASSETS - 100.0%		$1,918,457

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $548,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	5	12/23/19	$(381,025)	$13,703

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	10/28/19	(1.66)%	$(548,747)	$(1,020)
Russell 2000 Index	UBS AG	10/28/19	(1.41)%	(983,139)	(1,814)
				$(1,531,886)	$(2,834)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2019 :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (42.8%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	75	$1,110
1st Source Corp. (Banks)	50	2,287
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	325	2,649
8x8, Inc.* (Software)	250	5,180
AAON, Inc. (Building Products)	125	5,743
AAR Corp. (Aerospace & Defense)	100	4,121
Aaron’s, Inc. (Specialty Retail)	200	12,851
Abercrombie & Fitch Co. - Class A (Specialty Retail)	175	2,730
ABM Industries, Inc. (Commercial Services & Supplies)	175	6,356
Acacia Communications, Inc.* (Communications Equipment)	100	6,540
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	299	10,760
Acadia Realty Trust (Equity Real Estate Investment Trusts)	225	6,431
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)(a)	75	1,393
Acceleron Pharma, Inc.* (Biotechnology)	125	4,939
ACCO Brands Corp. (Commercial Services & Supplies)	275	2,714
ACI Worldwide, Inc.* (Software)	300	9,397
Actuant Corp. - Class A (Machinery)	150	3,291
Acushnet Holdings Corp. (Leisure Products)	100	2,640
Addus Homecare Corp.* (Health Care Providers & Services)	25	1,982
Adient PLC (Auto Components)	250	5,740
Adtalem Global Education, Inc.* (Diversified Consumer Services)	150	5,714
ADTRAN, Inc. (Communications Equipment)	125	1,418
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	200	6,514
Advanced Drainage Systems, Inc. (Building Products)	100	3,227
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	100	5,741
AdvanSix, Inc.* (Chemicals)	75	1,929
Adverum Biotechnologies, Inc.* (Biotechnology)	150	818
Aegion Corp.* (Construction & Engineering)	75	1,604
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	125	2,403
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	200	10,101
Aerovironment, Inc.* (Aerospace & Defense)	50	2,678
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	100	1,515
Agree Realty Corp. (Equity Real Estate Investment Trusts)	100	7,315
Aimmune Therapeutics, Inc.* (Biotechnology)	125	2,618
Air Transport Services Group, Inc.* (Air Freight & Logistics)	175	3,679
Aircastle, Ltd. (Trading Companies & Distributors)	150	3,365
AK Steel Holding Corp.* (Metals & Mining)	872	1,979
Akebia Therapeutics, Inc.* (Biotechnology)	325	1,274
Akorn, Inc.* (Pharmaceuticals)	250	950
Alamo Group, Inc. (Machinery)	25	2,943
Alarm.com Holdings, Inc.* (Software)	100	4,664
Albany International Corp. - Class A (Machinery)	75	6,761
Alder Biopharmaceuticals, Inc.* (Biotechnology)	200	3,772
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	200	4,902
Allakos, Inc.* (Biotechnology)	50	3,932
Allegheny Technologies, Inc.* (Metals & Mining)	349	7,066
Allegiance Bancshares, Inc.* (Banks)	50	1,605
Allegiant Travel Co. (Airlines)	25	3,742
ALLETE, Inc. (Electric Utilities)	150	13,112
Allogene Therapeutics, Inc.* (Biotechnology)(a)	100	2,726
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	474	5,205
Altair Engineering, Inc.* - Class A (Software)	100	3,462
Altra Industrial Motion Corp. (Machinery)	175	4,847
Ambac Financial Group, Inc.* (Insurance)	125	2,444
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	100	6,284
AMC Entertainment Holdings, Inc. - Class A (Entertainment)(a)	150	1,605
Amedisys, Inc.* (Health Care Providers & Services)	100	13,100
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	125	5,843
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	325	2,672
American Eagle Outfitters, Inc. (Specialty Retail)	449	7,282
American Equity Investment Life Holding Co. (Insurance)	250	6,050
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	300	4,188
American Outdoor Brands Corp.* (Leisure Products)	150	878
American Public Education, Inc.* (Diversified Consumer Services)	50	1,117
American States Water Co. (Water Utilities)	100	8,985
American Vanguard Corp. (Chemicals)	75	1,178
American Woodmark Corp.* (Building Products)	50	4,446
America’s Car-Mart, Inc.* (Specialty Retail)	25	2,293
Ameris Bancorp (Banks)	175	7,042
AMERISAFE, Inc. (Insurance)	50	3,306
Amicus Therapeutics, Inc.* (Biotechnology)	649	5,205
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	275	2,503

	Shares	Value
Common Stocks, continued
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	125	$7,195
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	250	725
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	100	1,983
AnaptysBio, Inc.* (Biotechnology)	75	2,624
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	100	1,842
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	25	1,822
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	50	2,745
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	75	5,184
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	449	1,502
Anterix, Inc.* (Diversified Telecommunication Services)	25	905
Apellis Pharmaceuticals, Inc.* (Biotechnology)	125	3,011
Apogee Enterprises, Inc. (Building Products)	75	2,924
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	424	8,128
Appfolio, Inc.* (Software)	50	4,757
Appian Corp.* (Software)	75	3,563
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	100	5,680
ArcBest Corp. (Road & Rail)	75	2,284
Arch Coal, Inc. (Oil, Gas & Consumable Fuels)	50	3,710
Archrock, Inc. (Energy Equipment & Services)	349	3,479
Arcosa, Inc. (Construction & Engineering)	125	4,276
Arena Pharmaceuticals, Inc.* (Biotechnology)	150	6,865
Ares Management Corp. (Capital Markets)	175	4,692
Argan, Inc. (Construction & Engineering)	50	1,965
Argo Group International Holdings, Ltd. (Insurance)	100	7,024
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	150	2,714
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	175	2,931
ArQule, Inc.* (Biotechnology)	275	1,972
Arrow Financial Corp. (Banks)	26	860
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	250	7,044
Artisan Partners Asset Management, Inc. (Capital Markets)	150	4,236
Arvinas, Inc.* (Pharmaceuticals)	50	1,078
Asbury Automotive Group, Inc.* (Specialty Retail)	50	5,117
ASGN, Inc.* (Professional Services)	150	9,429
Astec Industries, Inc. (Machinery)	75	2,333
Astronics Corp.* (Aerospace & Defense)	75	2,204
Atara Biotherapeutics, Inc.* (Biotechnology)	125	1,765
Athenex, Inc.* (Biotechnology)	175	2,129
Atkore International Group, Inc.* (Electrical Equipment)	125	3,794
Atlantic Union Bankshares (Banks)	225	8,379
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	75	1,892
ATN International, Inc. (Diversified Telecommunication Services)	25	1,459
AtriCure, Inc.* (Health Care Equipment & Supplies)	100	2,494
Audentes Therapeutics, Inc.* (Biotechnology)	125	3,511
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	125	4,683
Avaya Holdings Corp.* - Class C (Software)	300	3,069
Avis Budget Group, Inc.* (Road & Rail)	175	4,945
Avista Corp. (Multi-Utilities)	175	8,477
AVX Corp. (Electronic Equipment, Instruments & Components)	125	1,900
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	100	1,709
AxoGen, Inc.* (Health Care Equipment & Supplies)	100	1,248
Axon Enterprise, Inc.* (Aerospace & Defense)	175	9,937
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	50	1,346
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	150	4,148
Axsome Therapeutics, Inc.* (Pharmaceuticals)	75	1,518
AZZ, Inc. (Electrical Equipment)	75	3,267
B&G Foods, Inc. - Class A (Food Products)(a)	175	3,309
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	75	4,028
Balchem Corp. (Chemicals)	100	9,918
Banc of California, Inc. (Banks)	125	1,768
Bancfirst Corp. (Banks)	50	2,771
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	75	1,496
BancorpSouth Bank (Banks)	275	8,142
Bandwidth, Inc.* (Diversified Telecommunication Services)	50	3,256
Bank of Marin BanCorp (Banks)	25	1,037
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	150	4,446
Banner Corp. (Banks)	100	5,617
Barnes Group, Inc. (Machinery)	125	6,442
Barrett Business Services, Inc. (Professional Services)	25	2,221
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	200	6,706
Bed Bath & Beyond, Inc. (Specialty Retail)(a)	349	3,713
Belden, Inc. (Electronic Equipment, Instruments & Components)	100	5,334
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	100	2,906
Benefitfocus, Inc.* (Software)	75	1,786
Berkshire Hills Bancorp, Inc. (Banks)	125	3,661
Berry Petroleum Corp. (Oil, Gas & Consumable Fuels)	175	1,638
Big Lots, Inc. (Multiline Retail)	100	2,450
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	100	4,172

	Shares	Value
Common Stocks, continued
BioTelemetry, Inc.* (Health Care Providers & Services)	100	$4,073
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	50	1,942
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	325	8,408
Black Hills Corp. (Multi-Utilities)	175	13,427
Blackbaud, Inc. (Software)	125	11,292
Blackline, Inc.* (Software)	125	5,976
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	349	12,511
Bloom Energy Corp.* (Electrical Equipment)	150	488
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	250	4,733
Blucora, Inc.* (Capital Markets)	125	2,705
Blueprint Medicines Corp.* (Biotechnology)	125	9,183
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	175	4,582
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	125	1,388
Boise Cascade Co. (Paper & Forest Products)	100	3,259
Boot Barn Holdings, Inc.* (Specialty Retail)	75	2,618
Boston Private Financial Holdings, Inc. (Banks)	225	2,622
Bottomline Technologies, Inc.* (Software)	125	4,919
Box, Inc.* - Class A (Software)	399	6,607
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	225	5,389
Brady Corp. - Class A (Commercial Services & Supplies)	125	6,631
Bridge BanCorp, Inc. (Banks)	50	1,478
Brightsphere Investment Group, Inc. (Capital Markets)	200	1,982
Brightview Holdings, Inc.* (Commercial Services & Supplies)	75	1,286
Brinker International, Inc. (Hotels, Restaurants & Leisure)	100	4,267
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	524	3,972
Brookline Bancorp, Inc. (Banks)	225	3,314
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	200	7,406
Bryn Mawr Bank Corp. (Banks)	50	1,826
Builders FirstSource, Inc.* (Building Products)	324	6,666
Byline BanCorp, Inc.* (Banks)	75	1,341
C&J Energy Services, Inc.* (Energy Equipment & Services)	175	1,878
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	75	10,590
Cactus, Inc.* - Class A (Energy Equipment & Services)	125	3,617
Cadence Bancorp. (Banks)	349	6,121
CAI International, Inc.* (Trading Companies & Distributors)	50	1,089
Calavo Growers, Inc. (Food Products)	50	4,759
Caleres, Inc. (Specialty Retail)	125	2,926
California Resources Corp.* (Oil, Gas & Consumable Fuels)	125	1,275
California Water Service Group (Water Utilities)	125	6,616
Callaway Golf Co. (Leisure Products)	250	4,852
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	649	2,817
Cal-Maine Foods, Inc. (Food Products)	100	3,996
Cambrex Corp.* (Life Sciences Tools & Services)	100	5,950
Camden National Corp. (Banks)	50	2,166
Cannae Holdings, Inc.* (Diversified Financial Services)	200	5,494
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	374	5,153
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	225	1,654
Cara Therapeutics, Inc.* (Biotechnology)	100	1,828
Carbon Black, Inc.* (Software)	150	3,899
Carbonite, Inc.* (IT Services)	100	1,549
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	100	4,752
Cardtronics PLC* - Class A (IT Services)	100	3,024
CareDx, Inc.* (Biotechnology)	125	2,826
Career Education Corp.* (Diversified Consumer Services)	200	3,178
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	275	6,464
Cargurus, Inc.* (Interactive Media & Services)	200	6,190
Carolina Financial Corp. (Banks)	50	1,777
Carpenter Technology Corp. (Metals & Mining)	125	6,458
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	250	2,146
Cars.com, Inc.* (Interactive Media & Services)	200	1,796
Carter Bank & Trust* (Banks)	75	1,417
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	125	5,368
Cass Information Systems, Inc. (IT Services)	50	2,700
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	125	1,334
Cathay General Bancorp, Inc. (Banks)	225	7,815
Cavco Industries, Inc.* (Household Durables)	25	4,802
CBIZ, Inc.* (Professional Services)	150	3,525
CBTX, Inc. (Banks)	50	1,394
CenterState Banks, Inc. (Banks)	349	8,370
Central Garden & Pet Co.* - Class A (Household Products)	125	3,466
Central Pacific Financial Corp. (Banks)	75	2,130
Century Communities, Inc.* (Household Durables)	75	2,297
Cerus Corp.* (Health Care Equipment & Supplies)	374	1,928
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	50	1,493
Chart Industries, Inc.* (Machinery)	100	6,236
Chase Corp. (Chemicals)	25	2,735
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	125	2,269
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	75	3,024
Chegg, Inc.* (Diversified Consumer Services)	325	9,733
Chesapeake Utilities Corp. (Gas Utilities)	50	4,766

	Shares	Value
Common Stocks, continued
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	100	$12,345
Cimpress N.V.* (Commercial Services & Supplies)	50	6,592
CIRCOR International, Inc.* (Machinery)	50	1,878
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	175	9,376
Cision, Ltd.* (Software)	250	1,923
City Holding Co. (Banks)	50	3,813
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	100	1,439
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	100	1,734
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	200	3,650
Cleveland-Cliffs, Inc. (Metals & Mining)(a)	799	5,769
Cloudera, Inc.* (Software)(a)	649	5,750
Clovis Oncology, Inc.* (Biotechnology)	125	491
CNO Financial Group, Inc. (Insurance)	449	7,107
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	549	3,985
Coca-Cola Consolidated, Inc. (Beverages)	25	7,597
Codexis, Inc.* (Life Sciences Tools & Services)	150	2,057
Coeur Mining, Inc.* (Metals & Mining)	574	2,761
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	125	6,888
Cohen & Steers, Inc. (Capital Markets)	75	4,120
Coherus Biosciences, Inc.* (Biotechnology)	175	3,546
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	125	1,688
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	100	1,148
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	225	3,254
Columbia Banking System, Inc. (Banks)	200	7,380
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	150	2,369
Columbus McKinnon Corp. (Machinery)	75	2,732
Comfort Systems USA, Inc. (Construction & Engineering)	100	4,423
Commercial Metals Co. (Metals & Mining)	325	5,649
Community Bank System, Inc. (Banks)	150	9,253
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	50	2,228
Community Trust Bancorp, Inc. (Banks)	50	2,129
CommVault Systems, Inc.* (Software)	100	4,471
Compass Minerals International, Inc. (Metals & Mining)	100	5,649
Comtech Telecommunications Corp. (Communications Equipment)	75	2,438
Conduent, Inc.* (IT Services)	474	2,948
CONMED Corp. (Health Care Equipment & Supplies)	75	7,211
Connecticut Water Service, Inc. (Water Utilities)	25	1,752
ConnectOne Bancorp, Inc. (Banks)	100	2,220
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	75	1,172
Continental Building Products, Inc.* (Building Products)	100	2,729
Contura Energy, Inc.* (Oil, Gas & Consumable Fuels)	50	1,398
Cooper Tire & Rubber Co. (Auto Components)	150	3,918
Cooper-Standard Holding, Inc.* (Auto Components)	50	2,044
Corcept Therapeutics, Inc.* (Pharmaceuticals)	275	3,887
Corecivic, Inc. (Equity Real Estate Investment Trusts)	325	5,616
Core-Mark Holding Co., Inc. (Distributors)	125	4,014
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	25	1,181
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	125	1,264
Cornerstone OnDemand, Inc.* (Software)	150	8,222
CorVel Corp.* (Health Care Providers & Services)	25	1,893
Covanta Holding Corp. (Commercial Services & Supplies)	325	5,619
Cowen Group, Inc.* - Class A (Capital Markets)	75	1,154
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	50	8,132
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	175	4,858
CryoLife, Inc.* (Health Care Equipment & Supplies)	100	2,715
CryoPort, Inc.* (Health Care Equipment & Supplies)	75	1,227
CSG Systems International, Inc. (IT Services)	100	5,168
CSW Industrials, Inc. (Building Products)	50	3,452
CTS Corp. (Electronic Equipment, Instruments & Components)	100	3,236
Cubic Corp. (Aerospace & Defense)	100	7,043
Cushman & Wakefield PLC* (Real Estate Management & Development)	275	5,096
Customers Bancorp, Inc.* (Banks)	75	1,556
CVB Financial Corp. (Banks)	375	7,825
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	75	3,302
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	200	1,024
Cytokinetics, Inc.* (Biotechnology)	150	1,707
Cytomx Therapeutics, Inc.* (Biotechnology)	125	923
Dana Holding Corp. (Auto Components)	399	5,762
Darling Ingredients, Inc.* (Food Products)	449	8,589
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	100	3,895
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	75	11,051
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	225	8,167
Deluxe Corp. (Commercial Services & Supplies)	125	6,145
Denali Therapeutics, Inc.* (Biotechnology)	125	1,915
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,273	1,515
Denny’s Corp.* (Hotels, Restaurants & Leisure)	175	3,984
Dermira, Inc.* (Pharmaceuticals)	125	799
Designer Brands, Inc. (Specialty Retail)	175	2,996

	Shares	Value
Common Stocks, continued
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	250	$1,538
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	175	973
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	574	5,884
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	150	2,154
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	225	2,520
Digimarc Corp.* (Software)	25	977
Dillard’s, Inc. - Class A (Multiline Retail)(a)	25	1,653
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	100	2,141
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	50	3,793
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	125	5,019
DMC Global, Inc. (Machinery)	50	2,199
Domo, Inc.* (Software)	50	799
Dorman Products, Inc.* (Auto Components)	75	5,965
Douglas Dynamics, Inc. (Machinery)	75	3,343
Dril-Quip, Inc.* (Energy Equipment & Services)	100	5,017
Ducommun, Inc.* (Aerospace & Defense)	25	1,060
DXP Enterprises, Inc.* (Trading Companies & Distributors)	50	1,736
Dycom Industries, Inc.* (Construction & Engineering)	75	3,829
Eagle Bancorp, Inc. (Banks)	100	4,462
Eagle Pharmaceuticals, Inc.* (Biotechnology)	25	1,414
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	200	4,260
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	100	12,501
Ebix, Inc. (Software)	75	3,158
Echo Global Logistics, Inc.* (Air Freight & Logistics)	75	1,699
Edgewell Personal Care Co.* (Personal Products)	150	4,873
Editas Medicine, Inc.* (Biotechnology)	150	3,411
eHealth, Inc.* (Insurance)	75	5,009
El Paso Electric Co. (Electric Utilities)	125	8,385
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	175	6,977
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	75	1,355
EMCOR Group, Inc. (Construction & Engineering)	150	12,917
Emergent BioSolutions, Inc.* (Biotechnology)	125	6,535
Employers Holdings, Inc. (Insurance)	100	4,358
Enanta Pharmaceuticals, Inc.* (Biotechnology)	50	3,004
Encore Capital Group, Inc.* (Consumer Finance)	75	2,499
Encore Wire Corp. (Electrical Equipment)	50	2,814
Endo International PLC* (Pharmaceuticals)	624	2,003
EnerSys (Electrical Equipment)	125	8,242
Ennis, Inc. (Commercial Services & Supplies)	75	1,516
Enova International, Inc.* (Consumer Finance)	100	2,075
Enphase Energy, Inc.* (Electrical Equipment)	250	5,557
EnPro Industries, Inc. (Machinery)	50	3,433
Enstar Group, Ltd.* (Insurance)	25	4,748
Entercom Communications Corp. - Class A (Media)	349	1,166
Enterprise Financial Services Corp. (Banks)	75	3,056
Envestnet, Inc.* (Software)	125	7,087
Epizyme, Inc.* (Biotechnology)	225	2,321
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	25	1,902
ESCO Technologies, Inc. (Machinery)	75	5,967
Esperion Therapeutics, Inc.* (Biotechnology)	75	2,750
Essent Group, Ltd. (Thrifts & Mortgage Finance)	275	13,108
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	201	4,605
Ethan Allen Interiors, Inc. (Household Durables)	75	1,433
Eventbrite, Inc.* (Interactive Media & Services)	100	1,771
Everbridge, Inc.* (Software)	100	6,171
Everi Holdings, Inc.* (IT Services)	200	1,692
EVERTEC, Inc. (IT Services)	175	5,464
Evo Payments, Inc.* (IT Services)	100	2,812
Evolent Health, Inc.* (Health Care Technology)	200	1,438
Evoqua Water Technologies Corp.* (Machinery)	200	3,404
ExlService Holdings, Inc.* (IT Services)	100	6,696
Exponent, Inc. (Professional Services)	150	10,484
Exterran Corp.* (Energy Equipment & Services)	100	1,306
Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)(a)	275	809
Extreme Networks, Inc.* (Communications Equipment)	325	2,364
EZCORP, Inc.* - Class A (Consumer Finance)	150	968
Fabrinet* (Electronic Equipment, Instruments & Components)	100	5,230
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	50	2,418
Fate Therapeutics, Inc.* (Biotechnology)	150	2,330
FB Financial Corp. (Banks)	50	1,878
FBL Financial Group, Inc. - Class A (Insurance)	25	1,488
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	25	2,042
Federal Signal Corp. (Machinery)	175	5,730
Federated Investors, Inc. - Class B (Capital Markets)	275	8,913
Ferro Corp.* (Chemicals)	225	2,669
FGL Holdings (Diversified Financial Services)	400	3,192
FibroGen, Inc.* (Biotechnology)	225	8,320
Financial Institutions, Inc. (Banks)	50	1,509
First Bancorp (Banks)	75	2,693
First BanCorp. (Banks)	599	5,978
First Bancshares, Inc. (The) (Banks)	50	1,615
First Busey Corp. (Banks)	150	3,792

	Shares	Value
Common Stocks, continued
First Commonwealth Financial Corp. (Banks)	275	$3,652
First Community Bancshares, Inc. (Banks)	50	1,619
First Defiance Financial Corp. (Thrifts & Mortgage Finance)	50	1,448
First Financial Bancorp (Banks)	275	6,731
First Financial Bankshares, Inc. (Banks)	374	12,464
First Financial Corp. (Banks)	25	1,087
First Foundation, Inc. (Banks)	100	1,528
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	349	13,805
First Interstate BancSystem - Class A (Banks)	100	4,024
First Merchants Corp. (Banks)	175	6,586
First Mid Bancshares, Inc. (Banks)	50	1,731
First Midwest Bancorp, Inc. (Banks)	300	5,844
First of Long Island Corp. (The) (Banks)	75	1,706
FirstCash, Inc. (Consumer Finance)	125	11,458
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	624	2,377
Five9, Inc.* (Software)	175	9,404
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	75	2,801
Fluidigm Corp.* (Life Sciences Tools & Services)	200	926
Flushing Financial Corp. (Banks)	75	1,515
Focus Financial Partners, Inc.* (Capital Markets)	75	1,785
ForeScout Technologies, Inc.* (Software)	125	4,740
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	200	3,729
Forrester Research, Inc. (Professional Services)	25	804
Forward Air Corp. (Air Freight & Logistics)	75	4,779
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	125	1,564
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	200	5,656
Fox Factory Holding Corp.* (Auto Components)	100	6,223
Franklin Electric Co., Inc. (Machinery)	125	5,976
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	299	2,530
Frank’s International N.V.* (Energy Equipment & Services)	300	1,425
Fresh Del Monte Produce, Inc. (Food Products)	75	2,558
Freshpet, Inc.* (Food Products)	75	3,733
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	150	1,734
FTI Consulting, Inc.* (Professional Services)	100	10,598
Fulton Financial Corp. (Banks)	449	7,265
Funko, Inc.* (Distributors)	50	1,029
G1 Therapeutics, Inc.* (Biotechnology)	100	2,278
GameStop Corp. - Class A (Specialty Retail)(a)	275	1,518
Gannett Co., Inc. (Media)	300	3,222
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	125	1,606
GATX Corp. (Trading Companies & Distributors)	100	7,752
GCP Applied Technologies, Inc.* (Chemicals)	150	2,888
Generac Holdings, Inc.* (Electrical Equipment)	175	13,709
Genesco, Inc.* (Specialty Retail)	50	2,001
Genomic Health, Inc.* (Biotechnology)	75	5,087
Gentherm, Inc.* (Auto Components)	100	4,109
Genworth Financial, Inc.* - Class A (Insurance)	1,423	6,261
German American BanCorp, Inc. (Banks)	75	2,404
Getty Realty Corp. (Equity Real Estate Investment Trusts)	100	3,206
Gibraltar Industries, Inc.* (Building Products)	100	4,594
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	125	3,221
Glacier Bancorp, Inc. (Banks)	225	9,103
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	75	1,763
Glaukos Corp.* (Health Care Equipment & Supplies)	100	6,251
Global Blood Therapeutics, Inc.* (Biotechnology)	150	7,277
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	225	4,388
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	225	11,501
Glu Mobile, Inc.* (Entertainment)	325	1,622
Gms, Inc.* (Trading Companies & Distributors)	100	2,872
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	275	3,572
Goosehead Insurance, Inc. (Insurance)	25	1,234
GoPro, Inc.* - Class A (Household Durables)	350	1,815
Gorman-Rupp Co. (Machinery)	50	1,740
Gossamer Bio, Inc.* (Biotechnology)	50	840
Granite Construction, Inc. (Construction & Engineering)	125	4,016
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	150	2,811
Gray Television, Inc.* (Media)	250	4,080
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	175	1,829
Great Southern BanCorp, Inc. (Banks)	25	1,424
Great Western Bancorp, Inc. (Banks)	150	4,950
Green Dot Corp.* - Class A (Consumer Finance)	150	3,788
Greif, Inc. - Class A (Containers & Packaging)	75	2,842
Griffon Corp. (Building Products)	100	2,097
Group 1 Automotive, Inc. (Specialty Retail)	50	4,616
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,273	3,386
GTT Communications, Inc.* (IT Services)	100	942
GUESS?, Inc. (Specialty Retail)	150	2,780
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	449	1,217
H&E Equipment Services, Inc. (Trading Companies & Distributors)	100	2,886
H.B. Fuller Co. (Chemicals)	150	6,984
Haemonetics Corp.* (Health Care Equipment & Supplies)	150	18,920
Halozyme Therapeutics, Inc.* (Biotechnology)	399	6,188
Hamilton Lane, Inc. (Capital Markets)	50	2,848

	Shares	Value
Common Stocks, continued
Hancock Holding Co. (Banks)	250	$9,573
Hanger, Inc.* (Health Care Providers & Services)	100	2,038
Hanmi Financial Corp. (Banks)	75	1,409
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	175	5,101
Harmonic, Inc.* (Communications Equipment)	250	1,645
Harsco Corp.* (Machinery)	225	4,266
Hawaiian Holdings, Inc. (Airlines)	125	3,283
Hawkins, Inc. (Chemicals)	25	1,063
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	349	11,691
Healthcare Services Group, Inc. (Commercial Services & Supplies)	200	4,858
HealthEquity, Inc.* (Health Care Providers & Services)	175	9,999
HealthStream, Inc.* (Health Care Technology)	75	1,942
Heartland Express, Inc. (Road & Rail)	125	2,689
Heartland Financial USA, Inc. (Banks)	100	4,474
Hecla Mining Co. (Metals & Mining)	1,348	2,372
Heidrick & Struggles International, Inc. (Professional Services)	50	1,365
Helen of Troy, Ltd.* (Household Durables)	75	11,824
Helios Technologies, Inc. (Machinery)	75	3,043
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	399	3,216
Herc Holdings, Inc.* (Trading Companies & Distributors)	75	3,488
Heritage Commerce Corp. (Banks)	125	1,469
Heritage Financial Corp. (Banks)	100	2,696
Herman Miller, Inc. (Commercial Services & Supplies)	175	8,066
Heron Therapeutics, Inc.* (Biotechnology)	200	3,700
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	100	1,488
Hertz Global Holdings, Inc.* (Road & Rail)	275	3,806
Heska Corp.* (Health Care Equipment & Supplies)	25	1,772
Hillenbrand, Inc. (Machinery)	175	5,404
Hilltop Holdings, Inc. (Banks)	200	4,778
HMS Holdings Corp.* (Health Care Technology)	250	8,616
HNI Corp. (Commercial Services & Supplies)	125	4,438
Home BancShares, Inc. (Banks)	424	7,968
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	75	2,049
Homology Medicines, Inc.* (Biotechnology)	75	1,358
Hope Bancorp, Inc. (Banks)	349	5,005
Horace Mann Educators Corp. (Insurance)	125	5,791
Horizon BanCorp, Inc. (Banks)	100	1,736
Hostess Brands, Inc.* (Food Products)	275	3,846
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	300	1,599
Houlihan Lokey, Inc. (Capital Markets)	100	4,510
Hub Group, Inc.* - Class A (Air Freight & Logistics)	100	4,650
Hudson, Ltd.* - Class A (Specialty Retail)	100	1,227
Huron Consulting Group, Inc.* (Professional Services)	75	4,601
Hyster-Yale Materials Handling, Inc. (Machinery)	25	1,368
IBERIABANK Corp. (Banks)	150	11,330
ICF International, Inc. (Professional Services)	50	4,224
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	50	1,209
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	175	6,165
IMAX Corp.* (Entertainment)	150	3,292
Immunomedics, Inc.* (Biotechnology)	499	6,616
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	50	1,542
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	250	3,578
Independent Bank Corp. (Banks)	100	7,465
Independent Bank Corp. (Banks)	75	1,599
Independent Bank Group, Inc. (Banks)	100	5,261
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	175	3,719
Infinera Corp.* (Communications Equipment)	499	2,720
Ingevity Corp.* (Chemicals)	125	10,604
Ingles Markets, Inc. (Food & Staples Retailing)	50	1,943
Innophos Holdings, Inc. (Chemicals)	50	1,623
Innospec, Inc. (Chemicals)	75	6,686
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)(a)	25	2,309
Innoviva, Inc.* (Pharmaceuticals)	175	1,845
Inogen, Inc.* (Health Care Equipment & Supplies)	50	2,396
Inovalon Holdings, Inc.* (Health Care Technology)	200	3,278
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	125	7,631
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	100	5,569
Insmed, Inc.* (Biotechnology)	225	3,969
Insperity, Inc. (Professional Services)	100	9,861
Inspire Medical Systems, Inc.* (Health Care Technology)	25	1,526
Installed Building Products, Inc.* (Household Durables)	75	4,301
Instructure, Inc.* (Software)	100	3,874
Integer Holdings Corp.* (Health Care Equipment & Supplies)	100	7,556
Intellia Therapeutics, Inc.* (Biotechnology)	100	1,335
Intelsat S.A.* (Diversified Telecommunication Services)	200	4,560
Inter Parfums, Inc. (Personal Products)	50	3,498
Intercept Pharmaceuticals, Inc.* (Biotechnology)	75	4,977
InterDigital, Inc. (Communications Equipment)	100	5,247
Interface, Inc. (Commercial Services & Supplies)	175	2,527
International Bancshares Corp. (Banks)	150	5,793
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	75	1,445
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	75	3,376
Intersect ENT, Inc.* (Pharmaceuticals)	75	1,276
INTL FCStone, Inc.* (Capital Markets)	50	2,053

	Shares	Value
Common Stocks, continued
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	125	$934
Intrexon Corp.* (Biotechnology)(a)	200	1,144
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	349	5,343
Investors Bancorp, Inc. (Banks)	649	7,373
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	25	1,867
Invitae Corp.* (Biotechnology)	250	4,818
Iovance Biotherapeutics, Inc.* (Biotechnology)	325	5,915
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	75	5,558
Iridium Communications, Inc.* (Diversified Telecommunication Services)	275	5,852
iRobot Corp.* (Household Durables)	75	4,625
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	424	3,640
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	175	2,284
Itron, Inc.* (Electronic Equipment, Instruments & Components)	100	7,396
J & J Snack Foods Corp. (Food Products)	50	9,599
j2 Global, Inc. (Software)	125	11,352
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	75	6,834
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	175	1,271
James River Group Holdings, Ltd. (Insurance)	75	3,843
Jeld-Wen Holding, Inc.* (Building Products)	200	3,858
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	50	963
John B. Sanfilippo & Son, Inc. (Food Products)	25	2,415
John Bean Technologies Corp. (Machinery)	75	7,456
K12, Inc.* (Diversified Consumer Services)	100	2,640
Kadant, Inc. (Machinery)	25	2,195
Kaiser Aluminum Corp. (Metals & Mining)	50	4,949
Kaman Corp. - Class A (Trading Companies & Distributors)	75	4,460
KB Home (Household Durables)	225	7,650
KBR, Inc. (Construction & Engineering)	399	9,791
Kearny Financial Corp. (Thrifts & Mortgage Finance)	225	2,934
Kelly Services, Inc. - Class A (Professional Services)	100	2,422
KEMET Corp. (Electronic Equipment, Instruments & Components)	150	2,727
Kennametal, Inc. (Machinery)	225	6,916
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	349	7,649
Kforce, Inc. (Professional Services)	75	2,838
Kimball International, Inc. - Class B (Commercial Services & Supplies)	100	1,930
Kinsale Capital Group, Inc. (Insurance)	50	5,166
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	225	3,634
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	75	1,465
Knoll, Inc. (Commercial Services & Supplies)	125	3,169
Knowles Corp.* (Electronic Equipment, Instruments & Components)	225	4,577
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	125	4,388
Koppers Holdings, Inc.* (Chemicals)	50	1,461
Korn/Ferry International (Professional Services)	150	5,796
Kraton Performance Polymers, Inc.* (Chemicals)	100	3,229
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	250	4,649
Kura Oncology, Inc.* (Biotechnology)	75	1,138
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	300	5,181
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	325	770
Lakeland Bancorp, Inc. (Banks)	125	1,929
Lakeland Financial Corp. (Banks)	75	3,299
Lancaster Colony Corp. (Food Products)	50	6,933
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	100	2,507
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	499	1,203
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	349	6,381
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	275	4,558
La-Z-Boy, Inc. (Household Durables)	125	4,199
LCI Industries (Auto Components)	75	6,888
LegacyTexas Financial Group, Inc. (Banks)	125	5,441
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	50	1,709
LendingClub Corp.* (Consumer Finance)	184	2,407
Lexington Realty Trust (Equity Real Estate Investment Trusts)	649	6,652
LGI Homes, Inc.* (Household Durables)	50	4,166
LHC Group, Inc.* (Health Care Providers & Services)	75	8,516
Liberty Braves Group* - Class C (Entertainment)	100	2,775
Liberty Latin America, Ltd.* - Class A (Media)	125	2,134
Liberty Latin America, Ltd.* - Class C (Media)	325	5,556
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	125	1,354
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	200	1,882
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	50	4,977
Lindsay Corp. (Machinery)	25	2,321
Lithia Motors, Inc. - Class A (Specialty Retail)	50	6,618
LivaNova PLC* (Health Care Equipment & Supplies)	125	9,224
Live Oak Bancshares, Inc. (Banks)	75	1,358
Livent Corp.* (Chemicals)	399	2,669
LivePerson, Inc.* (Software)	175	6,248
LiveRamp Holdings, Inc.* (IT Services)	200	8,592
Loral Space & Communications, Inc.* (Media)	25	1,035
Louisiana-Pacific Corp. (Paper & Forest Products)	349	8,578
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	100	5,122

	Shares	Value
Common Stocks, continued
Lumentum Holdings, Inc.* (Communications Equipment)	225	$12,050
Luminex Corp. (Life Sciences Tools & Services)	125	2,581
Luxfer Holdings PLC (Machinery)	75	1,169
M.D.C. Holdings, Inc. (Household Durables)	150	6,465
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,687
M/I Homes, Inc.* (Household Durables)	75	2,824
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	250	5,415
MacroGenics, Inc.* (Biotechnology)	125	1,595
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	25	2,156
Magellan Health, Inc.* (Health Care Providers & Services)	50	3,105
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	275	3,053
Malibu Boats, Inc.* (Leisure Products)	50	1,534
Mallinckrodt PLC* (Pharmaceuticals)(a)	225	542
ManTech International Corp. - Class A (IT Services)	75	5,356
Marcus & Millichap, Inc.* (Real Estate Management & Development)	75	2,662
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	125	12,950
Marten Transport, Ltd. (Road & Rail)	100	2,078
Masonite International Corp.* (Building Products)	75	4,350
MasTec, Inc.* (Construction & Engineering)	175	11,363
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	299	4,941
Materion Corp. (Metals & Mining)	50	3,068
Matrix Service Co.* (Energy Equipment & Services)	75	1,286
Matson, Inc. (Marine)	125	4,689
Matthews International Corp. - Class A (Commercial Services & Supplies)	75	2,654
Maxar Technologies, Inc. (Aerospace & Defense)	175	1,330
MAXIMUS, Inc. (IT Services)	175	13,520
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	175	3,917
MBIA, Inc.* (Insurance)	225	2,077
McDermott International, Inc.* (Energy Equipment & Services)(a)	499	1,008
McGrath RentCorp (Commercial Services & Supplies)	75	5,219
Medifast, Inc. (Personal Products)	25	2,591
Medpace Holdings* (Life Sciences Tools & Services)	75	6,303
Mercantile Bank Corp. (Banks)	50	1,640
Mercury Systems, Inc.* (Aerospace & Defense)	150	12,175
Meredith Corp. (Media)	100	3,666
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	125	2,344
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	125	1,186
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	150	4,569
Meritage Homes Corp.* (Household Durables)	100	7,035
Meritor, Inc.* (Machinery)	225	4,163
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	100	3,261
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	100	3,364
MGE Energy, Inc. (Electric Utilities)	100	7,987
MGP Ingredients, Inc. (Beverages)	25	1,242
MicroStrategy, Inc.* - Class A (Software)	25	3,709
Middlesex Water Co. (Water Utilities)	50	3,248
Midland States BanCorp, Inc. (Banks)	50	1,303
Milacron Holdings Corp.* (Machinery)	200	3,334
Minerals Technologies, Inc. (Chemicals)	100	5,309
Mirati Therapeutics, Inc.* (Biotechnology)	75	5,843
Mobile Mini, Inc. (Commercial Services & Supplies)	125	4,608
MobileIron, Inc.* (Software)	275	1,800
Model N, Inc.* (Software)	100	2,776
Modine Manufacturing Co.* (Auto Components)	150	1,706
Moelis & Co. (Capital Markets)	125	4,106
Momenta Pharmaceuticals, Inc.* (Biotechnology)	275	3,564
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	25	1,042
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	250	3,603
Monotype Imaging Holdings, Inc. (Software)	125	2,476
Monro Muffler Brake, Inc. (Specialty Retail)	100	7,900
Moog, Inc. - Class A (Aerospace & Defense)	100	8,112
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	50	1,243
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	225	2,390
MRC Global, Inc.* (Trading Companies & Distributors)	225	2,729
MSA Safety, Inc. (Commercial Services & Supplies)	100	10,911
MSG Networks, Inc.* - Class A (Media)	175	2,839
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	50	2,763
Mueller Industries, Inc. (Machinery)	150	4,302
Mueller Water Products, Inc. - Class A (Machinery)	449	5,047
Murphy USA, Inc.* (Specialty Retail)	75	6,397
Myers Industries, Inc. (Containers & Packaging)	100	1,765
Myokardia, Inc.* (Pharmaceuticals)	125	6,518
MYR Group, Inc.* (Construction & Engineering)	50	1,565
Myriad Genetics, Inc.* (Biotechnology)	200	5,726
Nabors Industries, Ltd. (Energy Equipment & Services)	974	1,821
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	75	2,447
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	100	2,159
Natera, Inc.* (Biotechnology)	150	4,920
National Bank Holdings Corp. (Banks)	75	2,564
National Beverage Corp. (Beverages)(a)	25	1,109

	Shares	Value
Common Stocks, continued
National General Holdings Corp. (Insurance)	200	$4,604
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	125	10,298
National Healthcare Corp. (Health Care Providers & Services)	25	2,046
National Presto Industries, Inc. (Aerospace & Defense)	25	2,227
National Research Corp. (Health Care Providers & Services)	25	1,444
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	150	5,006
National Vision Holdings, Inc.* (Specialty Retail)	224	5,392
Natus Medical, Inc.* (Health Care Equipment & Supplies)	100	3,184
Navigant Consulting, Inc. (Professional Services)	100	2,795
Navistar International Corp.* (Machinery)	150	4,217
NBT Bancorp, Inc. (Banks)	125	4,574
Neenah, Inc. (Paper & Forest Products)	50	3,256
Nelnet, Inc. - Class A (Consumer Finance)	50	3,180
Neogen Corp.* (Health Care Equipment & Supplies)	150	10,216
NeoGenomics, Inc.* (Life Sciences Tools & Services)	249	4,761
NETGEAR, Inc.* (Communications Equipment)	75	2,417
NetScout Systems, Inc.* (Communications Equipment)	200	4,612
Nevro Corp.* (Health Care Equipment & Supplies)	75	6,448
New Jersey Resources Corp. (Gas Utilities)	250	11,305
New Media Investment Group, Inc. (Media)(a)	175	1,542
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	225	1,503
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	574	3,496
Newmark Group, Inc. (Real Estate Management & Development)	399	3,615
Newpark Resources, Inc.* (Energy Equipment & Services)	250	1,905
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	50	2,338
NextGen Healthcare, Inc.* (Health Care Technology)	150	2,351
NIC, Inc. (IT Services)	175	3,614
Nicolet Bankshares, Inc.* (Banks)	25	1,664
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	100	1,566
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	175	4,596
Noble Corp. PLC* (Energy Equipment & Services)	699	888
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	774	1,517
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	125	2,008
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	275	4,507
Northwest Natural Holding Co. (Gas Utilities)	75	5,351
NorthWestern Corp. (Multi-Utilities)	150	11,258
Novagold Resources, Inc.* (Metals & Mining)	649	3,939
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	100	8,171
Novocure, Ltd.* (Health Care Equipment & Supplies)	225	16,825
NOW, Inc.* (Trading Companies & Distributors)	300	3,441
NuVasive, Inc.* (Health Care Equipment & Supplies)	150	9,507
NV5 Global, Inc.* (Construction & Engineering)	25	1,707
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	899	3,111
Oceaneering International, Inc.* (Energy Equipment & Services)	275	3,725
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	150	3,540
Office Depot, Inc. (Specialty Retail)	1,519	2,666
Office Properties Income Trust (Equity Real Estate Investment Trusts)	125	3,830
OFG Bancorp (Banks)	150	3,285
Oil States International, Inc.* (Energy Equipment & Services)	175	2,328
Old National Bancorp (Banks)	474	8,154
Omeros Corp.* (Pharmaceuticals)(a)	125	2,041
Omnicell, Inc.* (Health Care Technology)	125	9,033
ONE Gas, Inc. (Gas Utilities)	150	14,416
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	50	1,377
OneSpan, Inc.* (Software)	100	1,450
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	125	1,941
OPKO Health, Inc.* (Biotechnology)	949	1,983
Opus Bank (Banks)	50	1,089
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	175	1,307
ORBCOMM, Inc.* (Diversified Telecommunication Services)	200	952
Origin BanCorp, Inc. (Banks)	50	1,687
Orion Engineered Carbons SA (Chemicals)	175	2,924
Oritani Financial Corp. (Thrifts & Mortgage Finance)	100	1,770
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	100	7,429
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	50	2,651
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	50	5,078
Otter Tail Corp. (Electric Utilities)	100	5,375
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	50	3,585
P.H. Glatfelter Co. (Paper & Forest Products)	125	1,924
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	399	2,059
Pacific Premier Bancorp, Inc. (Banks)	175	5,458
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	125	4,759
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	50	2,618
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	100	2,286

	Shares	Value
Common Stocks, continued
Park National Corp. (Banks)	50	$4,741
Parsons Corp.* (Aerospace & Defense)	50	1,649
Patrick Industries, Inc.* (Building Products)	75	3,216
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	250	6,733
Patterson Cos., Inc. (Health Care Providers & Services)	225	4,010
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	175	4,855
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	200	2,944
Peapack Gladstone Financial Corp. (Banks)	50	1,402
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	374	10,404
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	300	5,588
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)(a)	200	1,144
Pennymac Financial Services, Inc.* (Thrifts & Mortgage Finance)	75	2,279
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	200	4,446
Peoples BanCorp, Inc. (Banks)	50	1,591
People’s Utah BanCorp (Banks)	50	1,415
Perficient, Inc.* (IT Services)	100	3,858
Performance Food Group Co.* (Food & Staples Retailing)	300	13,802
Perspecta, Inc. (IT Services)	400	10,447
Petiq, Inc.* (Health Care Providers & Services)	50	1,363
PGT, Inc.* (Building Products)	150	2,591
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	50	1,067
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	175	1,904
Physicians Realty Trust (Equity Real Estate Investment Trusts)	524	9,300
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	349	7,287
Piper Jaffray Cos. (Capital Markets)	50	3,774
Pitney Bowes, Inc. (Commercial Services & Supplies)	499	2,280
PJT Partners, Inc. (Capital Markets)	75	3,053
Plantronics, Inc. (Communications Equipment)	100	3,732
Playags, Inc.* (Hotels, Restaurants & Leisure)	75	771
Plexus Corp.* (Electronic Equipment, Instruments & Components)	75	4,688
Plug Power, Inc.* (Electrical Equipment)(a)	649	1,707
PNM Resources, Inc. (Electric Utilities)	225	11,718
PolyOne Corp. (Chemicals)	225	7,346
Portland General Electric Co. (Electric Utilities)	250	14,092
Portola Pharmaceuticals, Inc.* (Biotechnology)	175	4,694
Potlatch Corp. (Equity Real Estate Investment Trusts)	175	7,190
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	75	6,782
PQ Group Holdings, Inc.* (Chemicals)	100	1,594
PRA Group, Inc.* (Consumer Finance)	125	4,224
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	125	1,806
Preferred Bank (Banks)	50	2,619
Presidio, Inc. (IT Services)	125	2,113
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	150	5,203
PriceSmart, Inc. (Food & Staples Retailing)	75	5,333
Primo Water Corp.* (Beverages)	100	1,228
Primoris Services Corp. (Construction & Engineering)	125	2,451
Principia BioPharma, Inc.* (Biotechnology)	25	706
ProAssurance Corp. (Insurance)	150	6,041
Progenics Pharmaceuticals, Inc.* (Biotechnology)	250	1,264
Progress Software Corp. (Software)	125	4,758
ProPetro Holding Corp.* (Energy Equipment & Services)	225	2,045
PROS Holdings, Inc.* (Software)	100	5,960
Proto Labs, Inc.* (Machinery)	75	7,657
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	175	4,293
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	50	9,097
PTC Therapeutics, Inc.* (Biotechnology)	150	5,073
Q2 Holdings, Inc.* (Software)	100	7,886
QAD, Inc. (Software)	25	1,155
QCR Holdings, Inc. (Banks)	50	1,899
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	674	2,494
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	150	7,712
Quaker Chemical Corp. (Chemicals)	25	3,954
Qualys, Inc.* (Software)	100	7,556
Quanex Building Products Corp. (Building Products)	100	1,808
Quidel Corp.* (Health Care Equipment & Supplies)	100	6,135
QuinStreet, Inc.* (Interactive Media & Services)	125	1,574
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	225	1,760
R1 RCM, Inc.* (Health Care Providers & Services)	275	2,456
Ra Pharmaceuticals, Inc.* (Biotechnology)	100	2,365
Radian Group, Inc. (Thrifts & Mortgage Finance)	574	13,109
Radius Health, Inc.* (Biotechnology)	125	3,219
RadNet, Inc.* (Health Care Providers & Services)	125	1,795
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	300	3,938
Rapid7, Inc.* (Software)	125	5,674
Raven Industries, Inc. (Industrial Conglomerates)	100	3,346
RBC Bearings, Inc.* (Machinery)	75	12,442
RE/MAX Holdings, Inc. (Real Estate Management & Development)	50	1,608
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	75	1,194
Realogy Holdings Corp. (Real Estate Management & Development)	325	2,171
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	50	4,015

	Shares	Value
Common Stocks, continued
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	25	$832
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	200	4,061
Redfin Corp.* (Real Estate Management & Development)	250	4,210
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	275	4,513
Regenxbio, Inc.* (Biotechnology)	100	3,560
Regis Corp.* (Diversified Consumer Services)	75	1,517
Renasant Corp. (Banks)	150	5,252
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	100	1,501
Rent-A-Center, Inc. (Specialty Retail)	125	3,224
Repligen Corp.* (Biotechnology)	125	9,585
Republic Bancorp, Inc. (Banks)	25	1,086
Resources Connection, Inc. (Professional Services)	75	1,274
Restoration Hardware, Inc.* (Specialty Retail)	50	8,541
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	325	5,925
Retail Value, Inc. (Equity Real Estate Investment Trusts)	50	1,852
Retrophin, Inc.* (Biotechnology)	125	1,449
Revance Therapeutics, Inc.* (Pharmaceuticals)	125	1,625
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	300	13,205
Rexnord Corp.* (Machinery)	300	8,114
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	75	1,619
Rite Aid Corp.* (Food & Staples Retailing)(a)	150	1,043
RLI Corp. (Insurance)	100	9,290
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	474	8,053
Rocket Pharmaceuticals, Inc.* (Biotechnology)	75	874
Rogers Corp.* (Electronic Equipment, Instruments & Components)	50	6,836
Rosetta Stone, Inc.* (Entertainment)	50	870
RPC, Inc. (Energy Equipment & Services)	175	982
RPT Realty (Equity Real Estate Investment Trusts)	225	3,049
Rubius Therapeutics, Inc.* (Biotechnology)(a)	100	785
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	75	1,977
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	75	2,894
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	75	1,531
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	125	10,225
S&T Bancorp, Inc. (Banks)	100	3,653
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	499	11,456
Safety Insurance Group, Inc. (Insurance)	50	5,067
Saia, Inc.* (Road & Rail)	75	7,027
SailPoint Technologies Holding, Inc.* (Software)	250	4,673
Sally Beauty Holdings, Inc.* (Specialty Retail)	349	5,197
Sanderson Farms, Inc. (Food Products)	50	7,567
Sandy Spring Bancorp, Inc. (Banks)	100	3,371
Sangamo BioSciences, Inc.* (Biotechnology)	325	2,941
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	200	6,422
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	25	1,363
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	75	2,291
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	75	1,550
Scholastic Corp. (Media)	75	2,832
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	75	2,808
Science Applications International Corp. (IT Services)	175	15,285
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	150	3,053
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	125	3,720
Seacoast Banking Corp. of Florida* (Banks)	150	3,797
SEACOR Holdings, Inc.* (Energy Equipment & Services)	50	2,354
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	150	3,948
Select Energy Services, Inc.* (Energy Equipment & Services)	175	1,516
Select Medical Holdings Corp.* (Health Care Providers & Services)	300	4,971
Selective Insurance Group, Inc. (Insurance)	175	13,157
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	225	3,677
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	175	8,506
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	674	6,238
Sensient Technologies Corp. (Chemicals)	125	8,580
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	100	4,249
ServisFirst Bancshares, Inc. (Banks)	125	4,144
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	75	7,353
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	125	3,971
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	225	3,159
Shutterstock, Inc.* (Internet & Direct Marketing Retail)	50	1,806
Signet Jewelers, Ltd. (Specialty Retail)	150	2,514
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	125	13,918
Simmons First National Corp. - Class A (Banks)	250	6,225
Simply Good Foods Co. (The)* (Food Products)	200	5,798
Simpson Manufacturing Co., Inc. (Building Products)	125	8,671
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	125	9,252
SJW Corp. (Water Utilities)	75	5,122
Skyline Corp.* (Household Durables)	150	4,514
SkyWest, Inc. (Airlines)	150	8,609

	Shares	Value
Common Stocks, continued
Sleep Number Corp.* (Specialty Retail)	75	$3,099
SM Energy Co. (Oil, Gas & Consumable Fuels)	325	3,149
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	75	1,007
Sonic Automotive, Inc. - Class A (Specialty Retail)	75	2,356
Sonos, Inc.* (Household Durables)	200	2,682
Sotheby’s* - Class A (Diversified Consumer Services)	100	5,698
South Jersey Industries, Inc. (Gas Utilities)	250	8,228
South State Corp. (Banks)	100	7,530
Southside Bancshares, Inc. (Banks)	100	3,411
Southwest Gas Corp. (Gas Utilities)	150	13,655
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,523	2,939
SP Plus Corp.* (Commercial Services & Supplies)	75	2,775
Spark Therapeutics, Inc.* (Biotechnology)	100	9,697
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	300	2,489
Spire, Inc. (Gas Utilities)	150	13,086
Spirit Airlines, Inc.* (Airlines)	200	7,260
SPS Commerce, Inc.* (Software)	100	4,707
SPX Corp.* (Machinery)	125	5,001
SPX FLOW, Inc.* (Machinery)	125	4,933
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	674	3,141
STAAR Surgical Co.* (Health Care Equipment & Supplies)	125	3,223
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	349	10,288
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	50	3,722
Standard Motor Products, Inc. (Auto Components)	50	2,428
Standex International Corp. (Machinery)	25	1,824
State Auto Financial Corp. (Insurance)	50	1,620
Steelcase, Inc. - Class A (Commercial Services & Supplies)	250	4,600
Stemline Therapeutics, Inc.* (Biotechnology)	100	1,041
Stepan Co. (Chemicals)	50	4,853
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	250	8,948
Stewart Information Services Corp. (Insurance)	75	2,909
Stifel Financial Corp. (Capital Markets)	200	11,476
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)(a)	125	2,406
Stock Yards BanCorp, Inc. (Banks)	50	1,835
Stoneridge, Inc.* (Auto Components)	75	2,323
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	150	3,196
Strategic Education, Inc. (Diversified Consumer Services)	50	6,794
Sturm, Ruger & Co., Inc. (Leisure Products)	50	2,088
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	300	3,480
Summit Materials, Inc.* - Class A (Construction Materials)	325	7,215
SunCoke Energy, Inc.* (Metals & Mining)	250	1,410
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	175	1,920
Sunrun, Inc.* (Electrical Equipment)	300	5,012
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	649	8,917
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	150	4,122
SurModics, Inc.* (Health Care Equipment & Supplies)	25	1,144
SVMK, Inc.* (Software)	225	3,848
Sykes Enterprises, Inc.* (IT Services)	100	3,064
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	100	3,995
Syneos Health, Inc.* (Life Sciences Tools & Services)	175	9,312
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	50	2,747
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	50	2,116
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	50	1,017
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	150	8,847
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	250	3,870
Taylor Morrison Home Corp.* - Class A (Household Durables)	300	7,782
Team, Inc.* (Commercial Services & Supplies)	75	1,354
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	100	10,423
TechTarget, Inc.* (Media)	75	1,689
TEGNA, Inc. (Media)	599	9,301
Teladoc, Inc.* (Health Care Technology)	200	13,543
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)(a)	275	2,287
Tenable Holdings, Inc.* (Software)	100	2,238
Tenet Healthcare Corp.* (Health Care Providers & Services)	300	6,636
Tennant Co. (Machinery)	50	3,535
Tenneco, Inc. (Auto Components)	150	1,878
Terex Corp. (Machinery)	175	4,545
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	200	3,645
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	175	8,941
Tetra Tech, Inc. (Commercial Services & Supplies)	150	13,013
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	200	10,503
TG Therapeutics, Inc.* (Biotechnology)	225	1,263
The Andersons, Inc. (Food & Staples Retailing)	100	2,243
The Bancorp, Inc.* (Banks)	150	1,485
The Boston Beer Co., Inc.* - Class A (Beverages)	25	9,102
The Brink’s Co. (Commercial Services & Supplies)	150	12,442
The Buckle, Inc. (Specialty Retail)	75	1,545
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	125	5,210
The Children’s Place, Inc. (Specialty Retail)	50	3,850
The E.W. Scripps Co. - Class A (Media)	150	1,992
The Ensign Group, Inc. (Health Care Providers & Services)	150	7,115

	Shares	Value
Common Stocks, continued
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	325	$5,636
The Greenbrier Cos., Inc. (Machinery)	100	3,012
The Manitowoc Co., Inc.* (Machinery)	100	1,250
The Marcus Corp. (Entertainment)	75	2,776
The Medicines Co.* (Pharmaceuticals)	200	9,999
The Michaels Cos., Inc.* (Specialty Retail)	250	2,448
The Providence Service Corp.* (Health Care Providers & Services)	25	1,487
The St Joe Co.* (Real Estate Management & Development)	100	1,713
TherapeuticsMD, Inc.* (Pharmaceuticals)(a)	549	1,993
Theravance Biopharma, Inc.* (Pharmaceuticals)	125	2,435
Thermon Group Holdings, Inc.* (Electrical Equipment)	100	2,298
Third Point Reinsurance, Ltd.* (Insurance)	200	1,998
Tidewater, Inc.* (Energy Equipment & Services)	100	1,511
Tivity Health, Inc.* (Health Care Providers & Services)	125	2,079
TiVo Corp. (Software)	350	2,665
Tompkins Financial Corp. (Banks)	50	4,057
Tootsie Roll Industries, Inc. (Food Products)	50	1,857
TopBuild Corp.* (Household Durables)	100	9,642
TowneBank (Banks)	175	4,866
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	150	2,976
TPI Composites, Inc.* (Electrical Equipment)	75	1,406
Tredegar Corp. (Chemicals)	75	1,464
Trex Co., Inc.* (Building Products)	175	15,912
TRI Pointe Group, Inc.* (Household Durables)	399	6,001
Tricida, Inc.* (Pharmaceuticals)	50	1,544
TriCo Bancshares (Banks)	75	2,723
TriMas Corp.* (Machinery)	125	3,831
TriNet Group, Inc.* (Professional Services)	125	7,774
Trinseo SA (Chemicals)	125	5,369
Triple-S Management Corp.* (Health Care Providers & Services)	52	697
Tristate Capital Holdings, Inc.* (Banks)	75	1,578
Triton International, Ltd. (Trading Companies & Distributors)	150	5,076
Triumph BanCorp, Inc.* (Banks)	75	2,392
Triumph Group, Inc. (Aerospace & Defense)	150	3,432
Tronox Holdings PLC - Class A (Chemicals)	275	2,283
TrueBlue, Inc.* (Professional Services)	100	2,110
TrueCar, Inc.* (Interactive Media & Services)	300	1,020
Trupanion, Inc.* (Insurance)	75	1,907
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	275	2,241
Trustmark Corp. (Banks)	175	5,969
TTEC Holdings, Inc. (IT Services)	50	2,394
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	275	3,354
Tucows, Inc.* (IT Services)	25	1,354
Tupperware Brands Corp. (Household Durables)	125	1,984
Tutor Perini Corp.* (Construction & Engineering)	100	1,433
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	50	1,142
Twist Bioscience Corp.* (Biotechnology)	50	1,194
U.S. Concrete, Inc.* (Construction Materials)	50	2,764
U.S. Ecology, Inc. (Commercial Services & Supplies)	50	3,197
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	25	3,264
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	200	1,912
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	100	1,464
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	150	6,417
UMB Financial Corp. (Banks)	125	8,072
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	100	1,408
UniFirst Corp. (Commercial Services & Supplies)	50	9,756
Unisys Corp.* (IT Services)	150	1,115
Unit Corp.* (Energy Equipment & Services)	150	507
United Bankshares, Inc. (Banks)	275	10,413
United Community Banks, Inc. (Banks)	225	6,379
United Community Financial Corp. (Thrifts & Mortgage Finance)	125	1,348
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	150	2,045
United Fire Group, Inc. (Insurance)	50	2,349
United Natural Foods, Inc.* (Food & Staples Retailing)	150	1,728
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	524	4,069
Unitil Corp. (Multi-Utilities)	50	3,172
Universal Corp. (Tobacco)	75	4,110
Universal Electronics, Inc.* (Household Durables)	50	2,545
Universal Forest Products, Inc. (Building Products)	175	6,979
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	25	2,570
Universal Insurance Holdings, Inc. (Insurance)	75	2,249
Univest Corp. of Pennsylvania (Banks)	75	1,913
Upland Software, Inc.* (Software)	75	2,615
Upwork, Inc.* (Professional Services)	150	1,996
Urban Edge Properties (Equity Real Estate Investment Trusts)	325	6,432
Urogen Pharma, Ltd.* (Biotechnology)	50	1,192
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	75	1,778
USANA Health Sciences, Inc.* (Personal Products)	50	3,420
Valley National Bancorp (Banks)	899	9,771
Vanda Pharmaceuticals, Inc.* (Biotechnology)	150	1,992
Varex Imaging Corp.* (Health Care Equipment & Supplies)	100	2,854
Varonis Systems, Inc.* (Software)	75	4,484
Vector Group, Ltd. (Tobacco)	315	3,752
Vectrus, Inc.* (Aerospace & Defense)	25	1,016

	Shares	Value
Common Stocks, continued
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	125	$1,460
Veracyte, Inc.* (Biotechnology)	125	3,000
Vericel Corp.* (Biotechnology)	125	1,893
Verint Systems, Inc.* (Software)	175	7,486
Veritex Holdings, Inc. (Banks)	150	3,640
Verra Mobility Corp.* - Class C (IT Services)	275	3,946
Verso Corp.* - Class A (Paper & Forest Products)	100	1,238
Viad Corp. (Commercial Services & Supplies)	50	3,358
Viavi Solutions, Inc.* (Communications Equipment)	649	9,089
Vicor Corp.* (Electrical Equipment)	50	1,476
ViewRay, Inc.* (Health Care Equipment & Supplies)	199	577
Viking Therapeutics, Inc.* (Biotechnology)	175	1,204
Virtus Investment Partners, Inc. (Capital Markets)	25	2,764
Virtusa Corp.* (IT Services)	75	2,702
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	374	6,332
Vista Outdoor, Inc.* (Leisure Products)	150	929
Visteon Corp.* (Auto Components)	75	6,190
Vocera Communications, Inc.* (Health Care Technology)	75	1,849
Vonage Holdings Corp.* (Diversified Telecommunication Services)	624	7,050
Voyager Therapeutics, Inc.* (Biotechnology)	75	1,291
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	275	1,202
Wabash National Corp. (Machinery)	150	2,177
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	200	3,436
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	75	4,195
Warrior Met Coal, Inc. (Metals & Mining)	150	2,928
Washington Federal, Inc. (Thrifts & Mortgage Finance)	225	8,322
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)(a)	524	2,169
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	225	6,156
Washington Trust BanCorp, Inc. (Banks)	50	2,416
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	75	1,289
Watford Holdings, Ltd.* (Insurance)	50	1,348
Watts Water Technologies, Inc. - Class A (Machinery)	75	7,029
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	75	1,540
WD-40 Co. (Household Products)	50	9,177
Welbilt, Inc.* (Machinery)	374	6,306
Werner Enterprises, Inc. (Road & Rail)	125	4,413
WesBanco, Inc. (Banks)	150	5,606
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	150	1,652
Westamerica Bancorp (Banks)	75	4,664
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	125	1,206
Whitestone REIT (Equity Real Estate Investment Trusts)	100	1,376
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	250	2,008
William Lyon Homes* - Class A (Household Durables)	100	2,036
Willscot Corp.* (Construction & Engineering)	150	2,337
Wingstop, Inc. (Hotels, Restaurants & Leisure)	75	6,546
Winnebago Industries, Inc. (Automobiles)	75	2,876
WisdomTree Investments, Inc. (Capital Markets)	374	1,954
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	250	7,065
Workiva, Inc.* (Software)	100	4,383
World Acceptance Corp.* (Consumer Finance)	25	3,188
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	175	6,989
Worthington Industries, Inc. (Metals & Mining)	100	3,605
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	349	7,200
WSFS Financial Corp. (Thrifts & Mortgage Finance)	150	6,614
WW International, Inc.* (Diversified Consumer Services)	125	4,728
Xencor, Inc.* (Biotechnology)	125	4,216
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	325	6,864
Xperi Corp. (Semiconductors & Semiconductor Equipment)	150	3,102
Yelp, Inc.* (Interactive Media & Services)	200	6,950
Yeti Holdings, Inc.* (Leisure Products)	75	2,100
Yext, Inc.* (Software)	250	3,973
Y-mAbs Therapeutics, Inc.* (Biotechnology)	50	1,303
York Water Co. (The) (Water Utilities)	25	1,092
ZIOPHARM Oncology, Inc.* (Biotechnology)(a)	449	1,922
ZixCorp.* (Software)	150	1,086
Zogenix, Inc.* (Pharmaceuticals)	125	5,004
Zumiez, Inc.* (Specialty Retail)	50	1,584
Zuora, Inc.* - Class A (Software)	250	3,763
TOTAL COMMON STOCKS (Cost $3,819,263)		4,920,165

Contingent Right (NM)

A. Schulman, Inc.*+(b) (Chemicals)	100	52

TOTAL CONTINGENT RIGHT (Cost $200)		52

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d) (57.2%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $6,567,369	$6,567,000	$6,567,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,567,000)		6,567,000

	Shares	Value
Collateral for Securities Loaned (0.5%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(e)	8,337	$8,337
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(e)	39,849	39,849
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(e)	4,742	4,742
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $52,928)		52,928
TOTAL INVESTMENT SECURITIES (Cost $10,439,391) - 100.5%		11,540,145
Net other assets (liabilities) - (0.5)%		(53,647)

NET ASSETS - 100.0%		$11,486,498

*                           Non-income producing security.

+                           These securities were fair valued based on procedures approved by the Board of Trustees.  As of September 30, 2019, these securities represented less than 0.005% of the net assets of the Fund.

(a)                   All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $44,266.

(b)                   No explicit expiration date, expiration is subject to contingencies.  In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired.  Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $834,000.

(d)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)                    Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	4	12/23/19	$304,820	$(10,978)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	10/28/19	2.16%	$4,523,492	$8,062
Russell 2000 Index	UBS AG	10/28/19	1.91%	1,754,015	3,162
				$6,277,507	$11,224

(1)          Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Small-Cap invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$73,386	0.6%
Air Freight & Logistics	16,699	0.1%
Airlines	22,894	0.2%
Auto Components	57,846	0.5%
Automobiles	2,876	NM
Banks	473,467	4.1%
Beverages	20,278	0.2%
Biotechnology	293,087	2.7%
Building Products	83,263	0.7%
Capital Markets	70,331	0.6%
Chemicals	99,364	0.9%
Commercial Services & Supplies	149,896	1.4%
Communications Equipment	54,272	0.5%
Construction & Engineering	65,506	0.6%
Construction Materials	9,979	0.1%
Consumer Finance	33,787	0.3%
Containers & Packaging	4,607	NM
Distributors	5,043	NM
Diversified Consumer Services	49,217	0.4%
Diversified Financial Services	10,182	0.1%
Diversified Telecommunication Services	30,922	0.3%
Electric Utilities	60,669	0.5%
Electrical Equipment	49,770	0.4%
Electronic Equipment, Instruments & Components	122,237	1.1%
Energy Equipment & Services	47,060	0.4%
Entertainment	12,940	0.1%
Equity Real Estate Investment Trusts	379,101	3.3%
Food & Staples Retailing	37,524	0.3%
Food Products	64,959	0.6%
Gas Utilities	70,807	0.7%
Health Care Equipment & Supplies	189,076	1.6%
Health Care Providers & Services	95,236	0.8%
Health Care Technology	51,528	0.4%
Hotels, Restaurants & Leisure	132,815	1.3%
Household Durables	100,622	0.9%
Household Products	12,643	0.1%
Independent Power and Renewable Electricity Producers	23,191	0.2%
Industrial Conglomerates	3,346	NM
Insurance	118,445	1.0%
Interactive Media & Services	21,183	0.2%
Internet & Direct Marketing Retail	14,190	0.1%
IT Services	110,355	1.0%
Leisure Products	15,021	0.1%
Life Sciences Tools & Services	37,501	0.3%
Machinery	196,112	1.8%
Marine	4,689	NM
Media	41,054	0.4%
Metals & Mining	59,152	0.5%
Mortgage Real Estate Investment Trusts	69,080	0.6%
Multiline Retail	4,103	NM
Multi-Utilities	36,334	0.3%
Oil, Gas & Consumable Fuels	103,776	0.9%
Paper & Forest Products	21,063	0.2%
Personal Products	14,382	0.1%
Pharmaceuticals	75,802	0.7%
Professional Services	84,117	0.7%
Real Estate Management & Development	33,329	0.3%
Road & Rail	27,242	0.2%
Semiconductors & Semiconductor Equipment	130,318	1.1%
Software	233,868	1.9%
Specialty Retail	117,999	1.1%
Technology Hardware, Storage & Peripherals	8,365	0.1%
Textiles, Apparel & Luxury Goods	45,923	0.4%
Thrifts & Mortgage Finance	108,344	0.9%
Tobacco	7,862	0.1%
Trading Companies & Distributors	68,008	0.6%
Water Utilities	26,815	0.2%
Wireless Telecommunication Services	5,359	NM
Other**	6,566,281	57.2%
Total	$11,486,498	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

September 30, 2019 :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	5,804	$47,303
8x8, Inc.* (Software)	4,877	101,050
AAON, Inc. (Building Products)	1,298	59,630
AAR Corp. (Aerospace & Defense)	777	32,020
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,365	67,592
Acorda Therapeutics, Inc.* (Biotechnology)	1,085	3,114
Actuant Corp. - Class A (Machinery)	1,397	30,650
Addus Homecare Corp.* (Health Care Providers & Services)	646	51,215
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	790	45,354
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	3,555	179,563
Aerovironment, Inc.* (Aerospace & Defense)	1,060	56,774
Agilysys, Inc.* (Software)	1,000	25,610
Agree Realty Corp. (Equity Real Estate Investment Trusts)	2,062	150,835
AK Steel Holding Corp.* (Metals & Mining)	9,323	21,163
Akorn, Inc.* (Pharmaceuticals)	1,858	7,060
Alarm.com Holdings, Inc.* (Software)	1,072	49,998
Albany International Corp. - Class A (Machinery)	1,508	135,962
Allegiant Travel Co. (Airlines)	649	97,129
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,314	61,416
American Equity Investment Life Holding Co. (Insurance)	2,100	50,820
American Public Education, Inc.* (Diversified Consumer Services)	788	17,604
American States Water Co. (Water Utilities)	1,230	110,527
AMERISAFE, Inc. (Insurance)	635	41,980
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	2,292	131,927
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,693	33,572
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,840	33,893
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	457	33,306
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,043	59,242
Archrock, Inc. (Energy Equipment & Services)	6,271	62,522
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,544	5,265
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	2,602	47,070
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,629	27,286
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	4,681	131,911
Asbury Automotive Group, Inc.* (Specialty Retail)	447	45,742
ATN International, Inc. (Diversified Telecommunication Services)	534	31,170
Avista Corp. (Multi-Utilities)	1,526	73,919
Avon Products, Inc.* (Personal Products)	21,776	95,813
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	747	12,766
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	1,282	35,447
AZZ, Inc. (Electrical Equipment)	912	39,727
B&G Foods, Inc. - Class A (Food Products)(a)	2,087	39,465
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	758	40,705
Balchem Corp. (Chemicals)	874	86,692
Barnes Group, Inc. (Machinery)	1,005	51,798
BioTelemetry, Inc.* (Health Care Providers & Services)	1,665	67,815
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,005	39,034
Blucora, Inc.* (Capital Markets)	2,399	51,914
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	475	10,635
Boot Barn Holdings, Inc.* (Specialty Retail)	979	34,167
Bottomline Technologies, Inc.* (Software)	1,876	73,821
Brady Corp. - Class A (Commercial Services & Supplies)	1,652	87,639
Brookline Bancorp, Inc. (Banks)	2,078	30,609
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	3,548	131,382
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,426	201,364
Cadence Bancorp. (Banks)	2,592	45,464
CalAmp Corp.* (Communications Equipment)	1,007	11,601
Calavo Growers, Inc. (Food Products)	538	51,207
California Water Service Group (Water Utilities)	1,348	71,350
Callaway Golf Co. (Leisure Products)	3,189	61,898
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	11,183	48,534
Cal-Maine Foods, Inc. (Food Products)	639	25,531
Cambrex Corp.* (Life Sciences Tools & Services)	1,175	69,913
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	1,733	82,352
Cardtronics PLC* - Class A (IT Services)	1,802	54,492
Care.com, Inc.* (Interactive Media & Services)	1,384	14,463
Career Education Corp.* (Diversified Consumer Services)	3,444	54,725
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	4,694	110,332
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	4,546	39,027
Cavco Industries, Inc.* (Household Durables)	421	80,870
Central Pacific Financial Corp. (Banks)	729	20,704
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	475	14,184
Chart Industries, Inc.* (Machinery)	808	50,387

	Shares	Value
Common Stocks, continued
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	725	$29,232
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	530	13,123
City Holding Co. (Banks)	805	61,381
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,371	75,542
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	908	12,263
Comfort Systems USA, Inc. (Construction & Engineering)	996	44,053
Community Bank System, Inc. (Banks)	2,535	156,384
Community Health Systems, Inc.* (Health Care Providers & Services)	2,493	8,975
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	896	39,917
Computer Programs & Systems, Inc. (Health Care Technology)	294	6,647
CONMED Corp. (Health Care Equipment & Supplies)	1,390	133,648
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	563	8,800
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,947	9,268
Corcept Therapeutics, Inc.* (Pharmaceuticals)	5,026	71,043
CorVel Corp.* (Health Care Providers & Services)	445	33,687
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	3,077	85,417
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,842	50,010
CSG Systems International, Inc. (IT Services)	697	36,021
CTS Corp. (Electronic Equipment, Instruments & Components)	1,604	51,905
Cubic Corp. (Aerospace & Defense)	811	57,119
Cutera, Inc.* (Health Care Equipment & Supplies)	327	9,558
CVB Financial Corp. (Banks)	3,074	64,154
Cytokinetics, Inc.* (Biotechnology)	1,557	17,719
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	1,512	58,892
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	23,068	27,451
Designer Brands, Inc. (Specialty Retail)	1,491	25,526
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	6,196	63,509
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	1,735	19,432
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	844	64,026
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	974	39,106
DMC Global, Inc. (Machinery)	719	31,622
Dorman Products, Inc.* (Auto Components)	1,434	114,060
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	563	7,930
DXP Enterprises, Inc.* (Trading Companies & Distributors)	787	27,325
Eagle Pharmaceuticals, Inc.* (Biotechnology)	497	28,115
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	3,498	74,507
Ebix, Inc. (Software)	612	25,765
eHealth, Inc.* (Insurance)	986	65,855
El Paso Electric Co. (Electric Utilities)	1,062	71,239
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,013	11,102
Emergent BioSolutions, Inc.* (Biotechnology)	1,314	68,696
Enanta Pharmaceuticals, Inc.* (Biotechnology)	783	47,043
Endo International PLC* (Pharmaceuticals)	9,897	31,769
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	338	25,718
Era Group, Inc.* (Energy Equipment & Services)	456	4,815
ESCO Technologies, Inc. (Machinery)	1,276	101,519
EVERTEC, Inc. (IT Services)	1,877	58,600
ExlService Holdings, Inc.* (IT Services)	705	47,207
Exponent, Inc. (Professional Services)	2,550	178,245
Extreme Networks, Inc.* (Communications Equipment)	2,966	21,578
Fabrinet* (Electronic Equipment, Instruments & Components)	1,104	57,739
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	442	21,371
Federal Signal Corp. (Machinery)	1,660	54,348
Ferro Corp.* (Chemicals)	1,408	16,699
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	516	5,377
First BanCorp. (Banks)	5,444	54,331
First Midwest Bancorp, Inc. (Banks)	2,984	58,128
Forrester Research, Inc. (Professional Services)	519	16,681
Forward Air Corp. (Air Freight & Logistics)	890	56,711
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	3,361	95,049
Fox Factory Holding Corp.* (Auto Components)	1,887	117,447
Franklin Electric Co., Inc. (Machinery)	1,889	90,313
FTI Consulting, Inc.* (Professional Services)	885	93,801
FutureFuel Corp. (Chemicals)	647	7,725
GCP Applied Technologies, Inc.* (Chemicals)	1,083	20,848
Genomic Health, Inc.* (Biotechnology)	807	54,731
Gentherm, Inc.* (Auto Components)	1,118	45,933
Getty Realty Corp. (Equity Real Estate Investment Trusts)	973	31,194
Gibraltar Industries, Inc.* (Building Products)	981	45,067
Glacier Bancorp, Inc. (Banks)	4,208	170,257
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,743	33,989
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	1,320	24,737
Great Western Bancorp, Inc. (Banks)	1,287	42,471
Greenhill & Co., Inc. (Capital Markets)	477	6,258
GUESS?, Inc. (Specialty Retail)	2,094	38,802
Harmonic, Inc.* (Communications Equipment)	4,402	28,965
Harsco Corp.* (Machinery)	3,943	74,759
Hawaiian Holdings, Inc. (Airlines)	1,046	27,468
Hawkins, Inc. (Chemicals)	467	19,848
HCI Group, Inc. (Insurance)	321	13,495

	Shares	Value
Common Stocks, continued
HealthStream, Inc.* (Health Care Technology)	716	$18,537
Heartland Express, Inc. (Road & Rail)	1,377	29,619
Heidrick & Struggles International, Inc. (Professional Services)	498	13,595
Heritage Financial Corp. (Banks)	1,014	27,337
Heska Corp.* (Health Care Equipment & Supplies)	344	24,379
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	5,357	8,518
Hillenbrand, Inc. (Machinery)	1,293	39,928
HMS Holdings Corp.* (Health Care Technology)	4,290	147,855
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	599	16,365
Hub Group, Inc.* - Class A (Air Freight & Logistics)	722	33,573
Independent Bank Corp. (Banks)	1,688	126,009
Innospec, Inc. (Chemicals)	1,203	107,235
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)(a)	556	51,358
Innoviva, Inc.* (Pharmaceuticals)	3,283	34,603
Inogen, Inc.* (Health Care Equipment & Supplies)	501	24,003
Insteel Industries, Inc. (Building Products)	494	10,142
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,603	121,123
Inter Parfums, Inc. (Personal Products)	865	60,524
Iridium Communications, Inc.* (Diversified Telecommunication Services)	4,755	101,187
iRobot Corp.* (Household Durables)	1,381	85,166
J & J Snack Foods Corp. (Food Products)	446	85,633
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,108	15,304
John B. Sanfilippo & Son, Inc. (Food Products)	194	18,740
John Bean Technologies Corp. (Machinery)	809	80,439
Kaiser Aluminum Corp. (Metals & Mining)	786	77,790
Kaman Corp. - Class A (Trading Companies & Distributors)	616	36,627
KEMET Corp. (Electronic Equipment, Instruments & Components)	2,850	51,813
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	1,031	8,913
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,188	44,504
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	2,291	80,414
Korn/Ferry International (Professional Services)	1,650	63,756
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,267	31,757
LegacyTexas Financial Group, Inc. (Banks)	2,399	104,428
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	480	16,406
LHC Group, Inc.* (Health Care Providers & Services)	931	105,724
Lindsay Corp. (Machinery)	238	22,098
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	1,322	9,783
LivePerson, Inc.* (Software)	1,915	68,366
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,327	67,969
Luminex Corp. (Life Sciences Tools & Services)	2,058	42,498
Marcus & Millichap, Inc.* (Real Estate Management & Development)	1,152	40,884
Materion Corp. (Metals & Mining)	652	40,007
Matson, Inc. (Marine)	2,105	78,959
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,942	43,462
Medifast, Inc. (Personal Products)	582	60,313
Medpace Holdings* (Life Sciences Tools & Services)	1,333	112,025
Mercury Systems, Inc.* (Aerospace & Defense)	1,635	132,713
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	2,098	19,910
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,710	82,547
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	197	46,841
MGP Ingredients, Inc. (Beverages)	411	20,419
MicroStrategy, Inc.* - Class A (Software)	213	31,603
Mobile Mini, Inc. (Commercial Services & Supplies)	2,195	80,908
Momenta Pharmaceuticals, Inc.* (Biotechnology)	3,200	41,472
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	316	13,174
Monotype Imaging Holdings, Inc. (Software)	1,360	26,942
Monro Muffler Brake, Inc. (Specialty Retail)	1,632	128,944
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	549	13,648
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	389	21,492
Myriad Genetics, Inc.* (Biotechnology)	1,923	55,055
Nabors Industries, Ltd. (Energy Equipment & Services)	8,134	15,211
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	1,159	37,807
National Bank Holdings Corp. (Banks)	902	30,839
National Beverage Corp. (Beverages)(a)	320	14,195
National Presto Industries, Inc. (Aerospace & Defense)	248	22,094
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	2,913	97,207
Natus Medical, Inc.* (Health Care Equipment & Supplies)	971	30,917
Navigant Consulting, Inc. (Professional Services)	960	26,832
Neogen Corp.* (Health Care Equipment & Supplies)	2,573	175,246
NeoGenomics, Inc.* (Life Sciences Tools & Services)	5,102	97,550
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	5,284	32,180
NextGen Healthcare, Inc.* (Health Care Technology)	2,377	37,248
NIC, Inc. (IT Services)	1,513	31,243
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,565	41,097
Noble Corp. PLC* (Energy Equipment & Services)	5,262	6,683
Northwest Natural Holding Co. (Gas Utilities)	987	70,413

	Shares	Value
Common Stocks, continued
Office Properties Income Trust (Equity Real Estate Investment Trusts)	1,276	$39,097
OFG Bancorp (Banks)	1,160	25,404
Old National Bancorp (Banks)	8,460	145,554
Omnicell, Inc.* (Health Care Technology)	2,046	147,864
OneSpan, Inc.* (Software)	1,075	15,588
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,365	10,197
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	607	32,183
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	358	36,358
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	560	40,152
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	1,356	51,623
Park Aerospace Corp. (Aerospace & Defense)	497	8,727
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	661	19,215
Perficient, Inc.* (IT Services)	1,613	62,230
PGT, Inc.* (Building Products)	1,554	26,838
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	469	10,004
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	893	80,754
Preferred Bank (Banks)	308	16,133
Progenics Pharmaceuticals, Inc.* (Biotechnology)	4,245	21,458
Progress Software Corp. (Software)	1,494	56,862
ProPetro Holding Corp.* (Energy Equipment & Services)	4,045	36,769
Proto Labs, Inc.* (Machinery)	1,320	134,772
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	11,686	43,238
Quaker Chemical Corp. (Chemicals)	633	100,103
Qualys, Inc.* (Software)	1,011	76,401
QuinStreet, Inc.* (Interactive Media & Services)	2,253	28,365
Raven Industries, Inc. (Industrial Conglomerates)	1,765	59,057
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	5,506	90,353
Regenxbio, Inc.* (Biotechnology)	1,537	54,717
Regis Corp.* (Diversified Consumer Services)	1,204	24,345
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	1,913	28,705
Restoration Hardware, Inc.* (Specialty Retail)	385	65,770
RLI Corp. (Insurance)	1,958	181,917
Rogers Corp.* (Electronic Equipment, Instruments & Components)	611	83,531
RPC, Inc. (Energy Equipment & Services)	860	4,825
RPT Realty (Equity Real Estate Investment Trusts)	2,487	33,699
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	703	18,531
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,362	27,805
S&T Bancorp, Inc. (Banks)	930	33,973
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	358	19,515
Seacoast Banking Corp. of Florida* (Banks)	2,528	63,984
ServisFirst Bancshares, Inc. (Banks)	973	32,255
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)(a)	1,502	147,257
Shoe Carnival, Inc. (Specialty Retail)	455	14,747
Shutterstock, Inc.* (Internet & Direct Marketing Retail)	478	17,265
Simpson Manufacturing Co., Inc. (Building Products)	979	67,913
Sleep Number Corp.* (Specialty Retail)	1,441	59,542
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	459	11,695
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,555	130,185
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	5,543	45,979
SPS Commerce, Inc.* (Software)	1,713	80,630
SPX Corp.* (Machinery)	2,163	86,542
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	801	59,635
Standard Motor Products, Inc. (Auto Components)	493	23,935
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,802	64,494
Strategic Education, Inc. (Diversified Consumer Services)	1,078	146,479
Sturm, Ruger & Co., Inc. (Leisure Products)	522	21,799
SunCoke Energy, Inc.* (Metals & Mining)	4,480	25,267
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,576	70,788
SurModics, Inc.* (Health Care Equipment & Supplies)	663	30,326
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	966	53,072
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	931	39,400
Tailored Brands, Inc. (Specialty Retail)(a)	2,481	10,916
TechTarget, Inc.* (Media)	732	16,488
Tennant Co. (Machinery)	429	30,330
The Children’s Place, Inc. (Specialty Retail)	765	58,897
The E.W. Scripps Co. - Class A (Media)	2,675	35,524
The Ensign Group, Inc. (Health Care Providers & Services)	2,465	116,915
The Marcus Corp. (Entertainment)	1,129	41,784
The Medicines Co.* (Pharmaceuticals)	2,719	135,951
Tivity Health, Inc.* (Health Care Providers & Services)	2,114	35,156
Tompkins Financial Corp. (Banks)	286	23,203
Trinseo SA (Chemicals)	474	20,358
Triumph BanCorp, Inc.* (Banks)	1,184	37,758
Triumph Group, Inc. (Aerospace & Defense)	1,032	23,612
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,428	19,788
Tupperware Brands Corp. (Household Durables)	815	12,934
U.S. Ecology, Inc. (Commercial Services & Supplies)	1,085	69,375
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	627	81,855
UniFirst Corp. (Commercial Services & Supplies)	755	147,315

	Shares	Value
Common Stocks, continued
Unisys Corp.* (IT Services)	2,543	$18,894
Unit Corp.* (Energy Equipment & Services)	1,200	4,056
United Fire Group, Inc. (Insurance)	1,055	49,564
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	392	40,298
Universal Insurance Holdings, Inc. (Insurance)	1,544	46,305
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	1,468	34,792
USANA Health Sciences, Inc.* (Personal Products)	482	32,964
Valaris PLC (Energy Equipment & Services)	9,719	46,748
Vanda Pharmaceuticals, Inc.* (Biotechnology)	2,617	34,754
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,131	32,279
Vector Group, Ltd. (Tobacco)	2,153	25,639
Veritex Holdings, Inc. (Banks)	1,578	38,290
Viavi Solutions, Inc.* (Communications Equipment)	11,242	157,444
Vicor Corp.* (Electrical Equipment)	897	26,479
Virtus Investment Partners, Inc. (Capital Markets)	170	18,797
Virtusa Corp.* (IT Services)	1,486	53,526
Vonage Holdings Corp.* (Diversified Telecommunication Services)	5,254	59,370
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,795	30,838
Warrior Met Coal, Inc. (Metals & Mining)	1,469	28,675
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)(a)	9,164	37,939
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,770	48,427
Watts Water Technologies, Inc. - Class A (Machinery)	652	61,112
WD-40 Co. (Household Products)	675	123,890
Westamerica Bancorp (Banks)	1,325	82,389
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	3,498	28,089
Wingstop, Inc. (Hotels, Restaurants & Leisure)	1,447	126,294
WisdomTree Investments, Inc. (Capital Markets)	3,705	19,359
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	2,596	73,363
World Acceptance Corp.* (Consumer Finance)	171	21,804
Xencor, Inc.* (Biotechnology)	2,420	81,627
TOTAL COMMON STOCKS (Cost $12,547,124)		17,700,164

Collateral for Securities Loaned (0.9%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(b)	25,268	25,268
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(b)	120,773	120,773
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(b)	14,372	14,372
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $160,413)		$160,413
TOTAL INVESTMENT SECURITIES (Cost $12,707,537) - 100.9%		17,860,577
Net other assets (liabilities) - (0.9)%		(154,976)

NET ASSETS - 100.0%		$17,705,601

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $153,181.
(b)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

ProFund VP Small-Cap Growth invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$512,622	2.9%
Air Freight & Logistics	90,284	0.5%
Airlines	124,597	0.7%
Auto Components	301,375	1.7%
Banks	1,491,439	8.5%
Beverages	34,614	0.2%
Biotechnology	686,391	3.9%
Building Products	209,590	1.2%
Capital Markets	127,166	0.7%
Chemicals	379,508	2.1%
Commercial Services & Supplies	385,237	2.2%
Communications Equipment	219,588	1.2%
Construction & Engineering	44,053	0.2%
Consumer Finance	21,804	0.1%
Diversified Consumer Services	243,153	1.4%
Diversified Telecommunication Services	276,537	1.6%
Electric Utilities	71,239	0.4%
Electrical Equipment	66,206	0.4%
Electronic Equipment, Instruments & Components	487,242	2.8%
Energy Equipment & Services	190,542	1.1%
Entertainment	41,784	0.2%
Equity Real Estate Investment Trusts	1,245,711	7.1%
Food & Staples Retailing	29,232	0.2%
Food Products	220,576	1.2%
Gas Utilities	70,413	0.4%
Health Care Equipment & Supplies	980,134	5.6%
Health Care Providers & Services	633,269	3.6%
Health Care Technology	411,223	2.3%
Hotels, Restaurants & Leisure	506,084	2.9%
Household Durables	178,970	1.0%
Household Products	123,890	0.7%
Industrial Conglomerates	59,057	0.3%
Insurance	449,936	2.5%
Interactive Media & Services	42,828	0.2%
Internet & Direct Marketing Retail	86,683	0.5%
IT Services	362,213	2.0%
Leisure Products	83,697	0.5%
Life Sciences Tools & Services	321,986	1.8%
Machinery	1,076,579	6.2%
Marine	78,959	0.4%
Media	52,012	0.3%
Metals & Mining	192,902	1.1%
Mortgage Real Estate Investment Trusts	174,556	1.0%
Multi-Utilities	73,919	0.4%
Oil, Gas & Consumable Fuels	277,516	1.5%
Personal Products	249,614	1.5%
Pharmaceuticals	479,719	2.7%
Professional Services	392,910	2.2%
Real Estate Management & Development	40,884	0.2%
Road & Rail	29,619	0.2%
Semiconductors & Semiconductor Equipment	786,783	4.4%
Software	632,636	3.6%
Specialty Retail	483,053	2.7%
Technology Hardware, Storage & Peripherals	66,735	0.4%
Textiles, Apparel & Luxury Goods	357,488	2.0%
Thrifts & Mortgage Finance	112,697	0.6%
Tobacco	25,639	0.1%
Trading Companies & Distributors	123,194	0.7%
Water Utilities	181,877	1.0%
Other**	5,437	NM
Total	$17,705,601	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2019 :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.3%)
AAON, Inc. (Building Products)	878	$40,335
AAR Corp. (Aerospace & Defense)	1,057	43,559
Abercrombie & Fitch Co. - Class A (Specialty Retail)	3,897	60,793
ABM Industries, Inc. (Commercial Services & Supplies)	4,099	148,875
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,241	64,048
Acorda Therapeutics, Inc.* (Biotechnology)	1,601	4,595
Actuant Corp. - Class A (Machinery)	1,619	35,521
ADTRAN, Inc. (Communications Equipment)	2,950	33,468
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,371	78,709
AdvanSix, Inc.* (Chemicals)	1,717	44,161
Aegion Corp.* (Construction & Engineering)	1,907	40,772
AK Steel Holding Corp.* (Metals & Mining)	7,810	17,729
Akorn, Inc.* (Pharmaceuticals)	3,502	13,308
Alamo Group, Inc. (Machinery)	599	70,514
Alarm.com Holdings, Inc.* (Software)	897	41,836
AMAG Pharmaceuticals, Inc.* (Biotechnology)	2,092	24,163
Ambac Financial Group, Inc.* (Insurance)	2,810	54,936
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,297	60,622
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	6,940	57,047
American Equity Investment Life Holding Co. (Insurance)	2,976	72,019
American States Water Co. (Water Utilities)	728	65,418
American Vanguard Corp. (Chemicals)	1,641	25,764
American Woodmark Corp.* (Building Products)	960	85,354
Ameris Bancorp (Banks)	4,033	162,287
AMERISAFE, Inc. (Insurance)	394	26,047
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	850	46,656
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	1,853	128,079
Apogee Enterprises, Inc. (Building Products)	1,637	63,827
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	8,811	168,908
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,071	60,833
Applied Optoelectronics, Inc.* (Communications Equipment)(a)	1,174	13,172
ArcBest Corp. (Road & Rail)	1,575	47,959
Arcosa, Inc. (Construction & Engineering)	2,986	102,150
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,678	9,132
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,607	26,917
Asbury Automotive Group, Inc.* (Specialty Retail)	633	64,775
Assertio Therapeutics, Inc.* (Pharmaceuticals)	3,980	5,094
Astec Industries, Inc. (Machinery)	1,391	43,260
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,595	40,242
Avista Corp. (Multi-Utilities)	2,162	104,727
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,057	18,064
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	1,677	46,369
AZZ, Inc. (Electrical Equipment)	468	20,386
B&G Foods, Inc. - Class A (Food Products)(a)	1,412	26,701
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	845	45,377
Balchem Corp. (Chemicals)	900	89,271
Banc of California, Inc. (Banks)	2,768	39,140
Banner Corp. (Banks)	2,133	119,811
Barnes & Noble Education, Inc.* (Specialty Retail)	2,349	7,329
Barnes Group, Inc. (Machinery)	1,674	86,278
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	626	9,409
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,322	67,477
Berkshire Hills Bancorp, Inc. (Banks)	2,702	79,142
Big Lots, Inc. (Multiline Retail)	2,408	58,996
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	5,359	101,447
Boise Cascade Co. (Paper & Forest Products)	2,406	78,412
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	549	12,292
Boot Barn Holdings, Inc.* (Specialty Retail)	528	18,427
Boston Private Financial Holdings, Inc. (Banks)	5,177	60,338
Brady Corp. - Class A (Commercial Services & Supplies)	976	51,777
Briggs & Stratton Corp. (Machinery)	2,594	15,720
Brookline Bancorp, Inc. (Banks)	2,315	34,100
C&J Energy Services, Inc.* (Energy Equipment & Services)	4,075	43,725
Cadence Bancorp. (Banks)	4,687	82,210
CalAmp Corp.* (Communications Equipment)	810	9,331
Calavo Growers, Inc. (Food Products)	333	31,695
Caleres, Inc. (Specialty Retail)	2,606	61,006
California Water Service Group (Water Utilities)	1,277	67,592
Callaway Golf Co. (Leisure Products)	1,800	34,939
Cal-Maine Foods, Inc. (Food Products)	1,065	42,552
Cambrex Corp.* (Life Sciences Tools & Services)	603	35,879
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	5,921	43,519
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)(a)	10,705	13,809

	Shares	Value
Common Stocks, continued
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	5,302	$15,906
Central Garden & Pet Co.* (Household Products)	637	18,620
Central Garden & Pet Co.* - Class A (Household Products)	2,550	70,698
Central Pacific Financial Corp. (Banks)	846	24,026
Century Aluminum Co.* (Metals & Mining)	3,072	20,383
Century Communities, Inc.* (Household Durables)	1,615	49,467
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	759	22,664
Chart Industries, Inc.* (Machinery)	1,193	74,395
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	2,895	52,544
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	659	26,571
Chico’s FAS, Inc. (Specialty Retail)	7,273	29,310
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	358	8,864
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	3,111	15,773
CIRCOR International, Inc.* (Machinery)	1,229	46,149
Clearwater Paper Corp.* (Paper & Forest Products)	1,020	21,542
Coca-Cola Consolidated, Inc. (Beverages)	287	87,211
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	848	46,725
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	1,395	18,839
Columbia Banking System, Inc. (Banks)	4,502	166,123
Comfort Systems USA, Inc. (Construction & Engineering)	1,024	45,292
Community Health Systems, Inc.* (Health Care Providers & Services)	4,151	14,944
Computer Programs & Systems, Inc. (Health Care Technology)	401	9,067
Comtech Telecommunications Corp. (Communications Equipment)	1,490	48,425
Conn’s, Inc.* (Specialty Retail)	1,178	29,285
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	976	15,255
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	2,000	9,520
Cooper Tire & Rubber Co. (Auto Components)	3,096	80,868
Cooper-Standard Holding, Inc.* (Auto Components)	1,044	42,679
Core-Mark Holding Co., Inc. (Distributors)	2,831	90,918
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,276	23,443
CSG Systems International, Inc. (IT Services)	1,162	60,052
Cubic Corp. (Aerospace & Defense)	905	63,739
Customers Bancorp, Inc.* (Banks)	1,774	36,793
Cutera, Inc.* (Health Care Equipment & Supplies)	464	13,563
CVB Financial Corp. (Banks)	4,355	90,889
Cytokinetics, Inc.* (Biotechnology)	1,666	18,959
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	2,301	16,993
Darling Ingredients, Inc.* (Food Products)	10,167	194,494
Dean Foods Co. (Food Products)	5,672	6,580
Designer Brands, Inc. (Specialty Retail)	1,531	26,211
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	3,993	22,201
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	4,571	46,853
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	2,558	28,650
Digi International, Inc.* (Communications Equipment)	1,736	23,644
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,909	40,872
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,326	53,239
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	3,556	17,424
Donnelley Financial Solutions, Inc.* (Capital Markets)	1,926	23,728
Dril-Quip, Inc.* (Energy Equipment & Services)	2,234	112,103
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	707	9,958
Eagle Bancorp, Inc. (Banks)	2,132	95,130
Ebix, Inc. (Software)	604	25,428
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,683	38,120
El Paso Electric Co. (Electric Utilities)	1,183	79,356
Emergent BioSolutions, Inc.* (Biotechnology)	1,055	55,155
Employers Holdings, Inc. (Insurance)	1,970	85,853
Encore Capital Group, Inc.* (Consumer Finance)	1,705	56,819
Encore Wire Corp. (Electrical Equipment)	1,290	72,602
Enova International, Inc.* (Consumer Finance)	2,099	43,554
EnPro Industries, Inc. (Machinery)	1,270	87,186
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	409	31,121
Era Group, Inc.* (Energy Equipment & Services)	645	6,811
Ethan Allen Interiors, Inc. (Household Durables)	1,510	28,841
EVERTEC, Inc. (IT Services)	1,326	41,398
ExlService Holdings, Inc.* (IT Services)	1,223	81,892
Express, Inc.* (Specialty Retail)	4,150	14,276
Exterran Corp.* (Energy Equipment & Services)	1,829	23,887
Extreme Networks, Inc.* (Communications Equipment)	3,726	27,107
EZCORP, Inc.* - Class A (Consumer Finance)	3,238	20,901
Fabrinet* (Electronic Equipment, Instruments & Components)	887	46,390
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	514	24,852
Federal Signal Corp. (Machinery)	1,640	53,694
Ferro Corp.* (Chemicals)	3,287	38,984
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	674	7,023
First BanCorp. (Banks)	6,571	65,579
First Commonwealth Financial Corp. (Banks)	6,079	80,729
First Financial Bancorp (Banks)	6,084	148,905
First Midwest Bancorp, Inc. (Banks)	3,068	59,765

	Shares		Value
Common Stocks, continued
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	1,742		$65,064
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	4,640		86,514
Forward Air Corp. (Air Freight & Logistics)	629		40,080
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	2,866		35,854
Franklin Financial Network, Inc. (Banks)	822		24,833
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	6,617		55,980
Fresh Del Monte Produce, Inc. (Food Products)	1,869		63,752
Frontier Communications Corp.* (Diversified Telecommunication Services)	6,504		5,639
FTI Consulting, Inc.* (Professional Services)	1,204		127,611
FutureFuel Corp. (Chemicals)	781		9,325
GameStop Corp. - Class A (Specialty Retail)(a)	5,570		30,746
Gannett Co., Inc. (Media)	7,074		75,975
Garrett Motion, Inc.* (Auto Components)	4,604		45,856
GCP Applied Technologies, Inc.* (Chemicals)	1,958		37,692
Genesco, Inc.* (Specialty Retail)	969		38,779
Genomic Health, Inc.* (Biotechnology)	320		21,702
Gentherm, Inc.* (Auto Components)	631		25,925
Geospace Technologies Corp.* (Energy Equipment & Services)	841		12,926
Getty Realty Corp. (Equity Real Estate Investment Trusts)	885		28,373
Gibraltar Industries, Inc.* (Building Products)	755		34,685
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	2,652		68,341
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	3,025		58,988
Gms, Inc.* (Trading Companies & Distributors)	2,569		73,781
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	1,726		32,345
Great Western Bancorp, Inc. (Banks)	1,897		62,601
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	2,216		23,479
Greenhill & Co., Inc. (Capital Markets)	383		5,025
Griffon Corp. (Building Products)	2,629		55,130
Group 1 Automotive, Inc. (Specialty Retail)	1,077		99,418
Gulf Island Fabrication, Inc.* (Energy Equipment & Services)	781		4,178
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	8,951		24,257
H.B. Fuller Co. (Chemicals)	3,143		146,337
Hanmi Financial Corp. (Banks)	1,909		35,851
Haverty Furniture Cos., Inc. (Specialty Retail)	1,122		22,743
Hawaiian Holdings, Inc. (Airlines)	1,605		42,147
Haynes International, Inc. (Metals & Mining)	771		27,632
HealthStream, Inc.* (Health Care Technology)	679		17,579
Heartland Express, Inc. (Road & Rail)	1,154		24,823
Heidrick & Struggles International, Inc. (Professional Services)	555		15,152
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	8,722		70,300
Heritage Financial Corp. (Banks)	1,001		26,987
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	2,253		33,525
Hibbett Sports, Inc.* (Specialty Retail)	1,103		25,259
Hillenbrand, Inc. (Machinery)	2,243		69,264
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	753		20,572
Hope Bancorp, Inc. (Banks)	7,818		112,110
Horace Mann Educators Corp. (Insurance)	2,543		117,817
Hub Group, Inc.* - Class A (Air Freight & Logistics)	1,155		53,707
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	1,385		33,489
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	—	(b)	2
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	5,567		79,664
Innophos Holdings, Inc. (Chemicals)	1,214		39,406
Inogen, Inc.* (Health Care Equipment & Supplies)	494		23,668
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	2,209		123,019
Installed Building Products, Inc.* (Household Durables)	1,315		75,402
Insteel Industries, Inc. (Building Products)	508		10,429
Interface, Inc. (Commercial Services & Supplies)	3,606		52,071
INTL FCStone, Inc.* (Capital Markets)	1,006		41,306
Invacare Corp. (Health Care Equipment & Supplies)	2,077		15,578
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	8,812		134,912
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	3,644		47,554
Itron, Inc.* (Electronic Equipment, Instruments & Components)	2,168		160,344
J & J Snack Foods Corp. (Food Products)	358		68,736
J.C. Penney Co., Inc.* (Multiline Retail)(a)	18,436		16,388
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,012		7,347
James River Group Holdings, Ltd. (Insurance)	1,875		96,075
John B. Sanfilippo & Son, Inc. (Food Products)	299		28,883
John Bean Technologies Corp. (Machinery)	938		93,265
Kaman Corp. - Class A (Trading Companies & Distributors)	946		56,249
Kelly Services, Inc. - Class A (Professional Services)	2,046		49,554
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	5,183		83,705
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,537		51,603
Koppers Holdings, Inc.* (Chemicals)	1,276		37,272
Korn/Ferry International (Professional Services)	1,381		53,362
Kraton Performance Polymers, Inc.* (Chemicals)	1,957		63,192
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	3,913		91,878
Lannett Co., Inc.* (Pharmaceuticals)(a)	2,070		23,184

	Shares	Value
Common Stocks, continued
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	821	$20,578
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	11,137	26,840
La-Z-Boy, Inc. (Household Durables)	2,877	96,638
LCI Industries (Auto Components)	1,545	141,907
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	402	13,740
Lexington Realty Trust (Equity Real Estate Investment Trusts)	15,291	156,734
LGI Homes, Inc.* (Household Durables)	1,233	102,734
LHC Group, Inc.* (Health Care Providers & Services)	658	74,722
Lindsay Corp. (Machinery)	365	33,890
Lithia Motors, Inc. - Class A (Specialty Retail)	1,384	183,214
Livent Corp.* (Chemicals)	9,009	60,270
LivePerson, Inc.* (Software)	1,354	48,338
LSB Industries, Inc.* (Chemicals)	1,349	6,988
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	785	40,208
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,772	17,490
Lydall, Inc.* (Machinery)	1,082	26,953
M.D.C. Holdings, Inc. (Household Durables)	3,059	131,843
M/I Homes, Inc.* (Household Durables)	1,704	64,156
Magellan Health, Inc.* (Health Care Providers & Services)	1,340	83,214
ManTech International Corp. - Class A (IT Services)	1,655	118,183
MarineMax, Inc.* (Specialty Retail)	1,337	20,697
Marten Transport, Ltd. (Road & Rail)	2,394	49,747
Materion Corp. (Metals & Mining)	441	27,060
Matrix Service Co.* (Energy Equipment & Services)	1,674	28,692
Matthews International Corp. - Class A (Commercial Services & Supplies)	1,943	68,763
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,560	34,913
McDermott International, Inc.* (Energy Equipment & Services)(a)	11,214	22,652
Mercer International, Inc. (Paper & Forest Products)	2,470	30,974
Mercury Systems, Inc.* (Aerospace & Defense)	1,369	111,122
Meritage Homes Corp.* (Household Durables)	2,220	156,177
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	2,150	70,112
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,289	77,002
MGP Ingredients, Inc. (Beverages)	303	15,053
MicroStrategy, Inc.* - Class A (Software)	238	35,312
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,071	26,840
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	338	14,091
Monotype Imaging Holdings, Inc. (Software)	841	16,660
Moog, Inc. - Class A (Aerospace & Defense)	2,006	162,726
Motorcar Parts of America, Inc.* (Auto Components)	1,166	19,705
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	324	8,055
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	621	34,310
Mueller Industries, Inc. (Machinery)	3,497	100,294
Myers Industries, Inc. (Containers & Packaging)	2,190	38,654
MYR Group, Inc.* (Construction & Engineering)	1,028	32,166
Myriad Genetics, Inc.* (Biotechnology)	2,142	61,326
Nabors Industries, Ltd. (Energy Equipment & Services)	10,639	19,895
National Bank Holdings Corp. (Banks)	787	26,908
National Beverage Corp. (Beverages)(a)	317	14,062
Natus Medical, Inc.* (Health Care Equipment & Supplies)	882	28,083
Navigant Consulting, Inc. (Professional Services)	1,158	32,366
NBT Bancorp, Inc. (Banks)	2,702	98,866
Neenah, Inc. (Paper & Forest Products)	1,040	67,725
NETGEAR, Inc.* (Communications Equipment)	1,920	61,863
New Media Investment Group, Inc. (Media)(a)	3,732	32,879
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	7,793	47,459
Newpark Resources, Inc.* (Energy Equipment & Services)	5,557	42,344
NIC, Inc. (IT Services)	2,232	46,091
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	2,217	58,218
Noble Corp. PLC* (Energy Equipment & Services)	8,766	11,133
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	2,675	42,961
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	6,187	101,404
Northwest Natural Holding Co. (Gas Utilities)	639	45,586
Office Depot, Inc. (Specialty Retail)	33,719	59,177
Office Properties Income Trust (Equity Real Estate Investment Trusts)	1,366	41,854
OFG Bancorp (Banks)	1,711	37,471
Oil States International, Inc.* (Energy Equipment & Services)	3,734	49,662
Olympic Steel, Inc. (Metals & Mining)	558	8,035
OneSpan, Inc.* (Software)	665	9,643
Opus Bank (Banks)	1,342	29,215
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	2,095	15,650
Oritani Financial Corp. (Thrifts & Mortgage Finance)	2,366	41,866
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	411	21,791
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	596	60,530
Owens & Minor, Inc. (Health Care Providers & Services)	3,884	22,566
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	347	24,880
P.H. Glatfelter Co. (Paper & Forest Products)	2,726	41,953

	Shares	Value
Common Stocks, continued
Pacific Premier Bancorp, Inc. (Banks)	3,725	$116,183
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	841	32,017
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	2,266	51,801
Park Aerospace Corp. (Aerospace & Defense)	576	10,115
Patrick Industries, Inc.* (Building Products)	1,385	59,389
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,634	100,843
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	1,721	22,493
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)(a)	3,684	21,072
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	5,419	120,464
PetMed Express, Inc. (Internet & Direct Marketing Retail)(a)	1,245	22,435
PGT, Inc.* (Building Products)	1,663	28,720
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	664	14,163
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	4,146	45,108
Piper Jaffray Cos. (Capital Markets)	877	66,197
Pitney Bowes, Inc. (Commercial Services & Supplies)	10,546	48,195
Plexus Corp.* (Electronic Equipment, Instruments & Components)	1,807	112,956
Powell Industries, Inc. (Electrical Equipment)	542	21,219
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	689	62,306
PRA Group, Inc.* (Consumer Finance)	2,803	94,714
Preferred Bank (Banks)	472	24,723
PriceSmart, Inc. (Food & Staples Retailing)	1,381	98,189
ProAssurance Corp. (Insurance)	3,318	133,615
Progress Software Corp. (Software)	882	33,569
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	3,741	91,767
Qualys, Inc.* (Software)	813	61,438
Quanex Building Products Corp. (Building Products)	2,047	37,010
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	4,367	16,464
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	6,859	90,025
Range Resources Corp. (Oil, Gas & Consumable Fuels)	12,875	49,183
Rayonier Advanced Materials, Inc. (Chemicals)	3,082	13,345
RE/MAX Holdings, Inc. (Real Estate Management & Development)	1,100	35,376
Realogy Holdings Corp. (Real Estate Management & Development)	7,054	47,121
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	801	26,641
Rent-A-Center, Inc. (Specialty Retail)	3,014	77,731
Resources Connection, Inc. (Professional Services)	1,847	31,381
Restoration Hardware, Inc.* (Specialty Retail)	504	86,098
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	7,054	128,594
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	346	26,410
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,683	6,040
Rogers Corp.* (Electronic Equipment, Instruments & Components)	379	51,813
RPC, Inc. (Energy Equipment & Services)	2,097	11,764
RPT Realty (Equity Real Estate Investment Trusts)	1,835	24,864
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,037	27,335
S&T Bancorp, Inc. (Banks)	957	34,959
Safety Insurance Group, Inc. (Insurance)	903	91,501
Saia, Inc.* (Road & Rail)	1,599	149,826
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	4,295	137,912
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	276	15,045
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,558	47,597
Scholastic Corp. (Media)	1,903	71,857
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,907	71,398
SEACOR Holdings, Inc.* (Energy Equipment & Services)	1,078	50,741
Select Medical Holdings Corp.* (Health Care Providers & Services)	6,695	110,935
Seneca Foods Corp.* - Class A (Food Products)	423	13,189
ServisFirst Bancshares, Inc. (Banks)	1,619	53,670
Shutterstock, Inc.* (Internet & Direct Marketing Retail)	576	20,805
Signet Jewelers, Ltd. (Specialty Retail)	3,226	54,068
Simmons First National Corp. - Class A (Banks)	5,961	148,428
Simpson Manufacturing Co., Inc. (Building Products)	1,279	88,724
SkyWest, Inc. (Airlines)	3,143	180,409
SM Energy Co. (Oil, Gas & Consumable Fuels)	6,547	63,440
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	236	6,013
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,007	84,306
Sonic Automotive, Inc. - Class A (Specialty Retail)	1,497	47,021
South Jersey Industries, Inc. (Gas Utilities)	5,702	187,653
Southside Bancshares, Inc. (Banks)	1,958	66,787
SpartanNash Co. (Food & Staples Retailing)	2,242	26,523
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,103	13,170
SPX FLOW, Inc.* (Machinery)	2,627	103,660
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	15,025	70,017
Standard Motor Products, Inc. (Auto Components)	620	30,101
Standex International Corp. (Machinery)	768	56,018
Stepan Co. (Chemicals)	1,239	120,257
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	2,553	91,371

	Shares	Value
Common Stocks, continued
Stewart Information Services Corp. (Insurance)	1,464	$56,789
Sturm, Ruger & Co., Inc. (Leisure Products)	369	15,409
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	6,487	75,249
Sykes Enterprises, Inc.* (IT Services)	2,387	73,138
Team, Inc.* (Commercial Services & Supplies)	1,870	33,754
TechTarget, Inc.* (Media)	496	11,172
Tennant Co. (Machinery)	585	41,360
TETRA Technologies, Inc.* (Energy Equipment & Services)	7,750	15,578
The Andersons, Inc. (Food & Staples Retailing)	2,012	45,129
The Buckle, Inc. (Specialty Retail)	1,762	36,297
The Cato Corp. - Class A (Specialty Retail)	1,349	23,756
The Greenbrier Cos., Inc. (Machinery)	2,005	60,391
The Medicines Co.* (Pharmaceuticals)	1,139	56,950
The Michaels Cos., Inc.* (Specialty Retail)	4,983	48,784
The Providence Service Corp.* (Health Care Providers & Services)	713	42,395
Third Point Reinsurance, Ltd.* (Insurance)	4,934	49,291
Tile Shop Holdings, Inc. (Specialty Retail)	2,260	7,209
TimkenSteel Corp.* (Metals & Mining)	2,462	15,486
Titan International, Inc. (Machinery)	3,081	8,319
TiVo Corp. (Software)	7,762	59,108
Tompkins Financial Corp. (Banks)	405	32,858
TopBuild Corp.* (Household Durables)	2,116	204,046
Tredegar Corp. (Chemicals)	1,523	29,729
Trinseo SA (Chemicals)	1,886	81,004
Triumph Group, Inc. (Aerospace & Defense)	1,792	41,001
TrueBlue, Inc.* (Professional Services)	2,472	52,159
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,930	23,880
TTEC Holdings, Inc. (IT Services)	889	42,565
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	6,054	73,829
Tupperware Brands Corp. (Household Durables)	1,988	31,550
U.S. Concrete, Inc.* (Construction Materials)	976	53,953
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	4,541	43,412
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	2,440	35,709
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	902	19,772
Unit Corp.* (Energy Equipment & Services)	1,918	6,483
United Community Banks, Inc. (Banks)	4,880	138,348
United Insurance Holdings Corp. (Insurance)	1,281	17,921
United Natural Foods, Inc.* (Food & Staples Retailing)	3,253	37,475
Universal Corp. (Tobacco)	1,542	84,517
Universal Electronics, Inc.* (Household Durables)	856	43,570
Universal Forest Products, Inc. (Building Products)	3,787	151,025
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	290	29,812
USANA Health Sciences, Inc.* (Personal Products)	191	13,062
Varex Imaging Corp.* (Health Care Equipment & Supplies)	948	27,056
Vector Group, Ltd. (Tobacco)	4,412	52,541
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	3,022	35,297
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,457	14,716
Veritex Holdings, Inc. (Banks)	1,022	24,799
Veritiv Corp.* (Trading Companies & Distributors)	784	14,175
Viad Corp. (Commercial Services & Supplies)	1,253	84,138
Virtus Investment Partners, Inc. (Capital Markets)	190	21,008
Vista Outdoor, Inc.* (Leisure Products)	3,564	22,061
Vitamin Shoppe, Inc.* (Specialty Retail)	949	6,187
Vonage Holdings Corp.* (Diversified Telecommunication Services)	7,444	84,117
Wabash National Corp. (Machinery)	3,361	48,768
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	2,255	38,741
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	1,765	98,716
Warrior Met Coal, Inc. (Metals & Mining)	1,337	26,098
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,718	74,364
Watts Water Technologies, Inc. - Class A (Machinery)	887	83,139
Whitestone REIT (Equity Real Estate Investment Trusts)	2,482	34,152
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,239	9,949
William Lyon Homes* - Class A (Household Durables)	2,037	41,473
Winnebago Industries, Inc. (Automobiles)	1,951	74,821
WisdomTree Investments, Inc. (Capital Markets)	2,617	13,674
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,999	56,492
World Acceptance Corp.* (Consumer Finance)	176	22,442
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	6,951	146,805
Xperi Corp. (Semiconductors & Semiconductor Equipment)	3,045	62,971
Zumiez, Inc.* (Specialty Retail)	1,257	39,815

TOTAL COMMON STOCKS (Cost $19,370,155)		23,182,061

Contingent Right (NM)

A. Schulman, Inc.*+(c) (Chemicals)	2,231	1,167

TOTAL CONTINGENT RIGHT (Cost $4,462)		1,167

Collateral for Securities Loaned (1.5%)

BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(d)	53,258	53,258

	Shares	Value
Collateral for Securities Loaned, continued
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(d)	254,563	$254,563
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(d)	30,293	30,293
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $338,114)		338,114
TOTAL INVESTMENT SECURITIES (Cost $19,712,731) - 101.8%		23,521,342
Net other assets (liabilities) - (1.8)%		(425,377)

NET ASSETS - 100.0%		$23,095,965

*                 Non-income producing security.

+                 This security was fair valued based on procedures approved by the Board of Trustees.  As of September 30, 2019, this security represented 0.005% of the net assets of the Fund.

(a)         All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $194,599.

(b)         Number of shares is less than 0.50.

(c)          No explicit expiration date, expiration is subject to contingencies.  In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired.  Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(d)         Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

NM         Not meaningful, amount is less than 0.05%.

ProFund VP Small-Cap Value invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$432,262	1.9%
Air Freight & Logistics	172,149	0.7%
Airlines	222,556	1.0%
Auto Components	444,088	1.9%
Automobiles	74,821	0.3%
Banks	2,440,564	10.5%
Beverages	116,326	0.5%
Biotechnology	212,740	0.9%
Building Products	654,628	2.7%
Capital Markets	209,679	0.9%
Chemicals	844,164	3.6%
Commercial Services & Supplies	504,037	2.2%
Communications Equipment	217,010	0.9%
Construction & Engineering	220,380	1.0%
Construction Materials	53,953	0.2%
Consumer Finance	238,430	1.0%
Containers & Packaging	38,654	0.2%
Distributors	90,918	0.4%
Diversified Telecommunication Services	161,774	0.7%
Electric Utilities	79,356	0.3%
Electrical Equipment	114,207	0.5%
Electronic Equipment, Instruments & Components	1,309,747	5.8%
Energy Equipment & Services	598,487	2.6%
Equity Real Estate Investment Trusts	1,430,324	6.2%
Food & Staples Retailing	233,887	1.0%
Food Products	476,582	2.0%
Gas Utilities	233,239	1.0%
Health Care Equipment & Supplies	226,363	1.0%
Health Care Providers & Services	389,643	1.7%
Health Care Technology	26,646	0.1%
Hotels, Restaurants & Leisure	158,066	0.7%
Household Durables	1,025,897	4.4%
Household Products	89,318	0.4%
Insurance	801,864	3.5%
Internet & Direct Marketing Retail	43,240	0.2%
IT Services	463,319	2.0%
Leisure Products	72,409	0.3%
Life Sciences Tools & Services	35,879	0.2%
Machinery	1,238,038	5.3%
Media	191,883	0.8%
Metals & Mining	142,423	0.6%
Mortgage Real Estate Investment Trusts	574,524	2.5%
Multiline Retail	75,384	0.3%
Multi-Utilities	104,727	0.5%
Oil, Gas & Consumable Fuels	487,153	2.1%
Paper & Forest Products	312,004	1.4%
Personal Products	13,062	0.1%
Pharmaceuticals	144,716	0.6%
Professional Services	361,585	1.6%
Real Estate Management & Development	82,497	0.4%
Road & Rail	272,355	1.2%
Semiconductors & Semiconductor Equipment	919,830	4.0%
Software	331,332	1.4%
Specialty Retail	1,235,901	5.4%
Technology Hardware, Storage & Peripherals	28,650	0.1%
Textiles, Apparel & Luxury Goods	319,481	1.4%
Thrifts & Mortgage Finance	701,801	3.0%
Tobacco	137,058	0.6%
Trading Companies & Distributors	205,038	0.9%
Water Utilities	133,010	0.6%
Wireless Telecommunication Services	13,170	0.1%
Other**	(87,263)	(0.3)%
Total	$23,095,965	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (87.7%)
ACI Worldwide, Inc.* (Software)	485	$15,193
Adobe Systems, Inc.* (Software)	2,020	558,025
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,516	130,919
Akamai Technologies, Inc.* (IT Services)	686	62,687
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,246	1,521,540
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,257	1,532,283
Alteryx, Inc.* (Software)	194	20,841
Amdocs, Ltd. (IT Services)	565	37,352
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,537	171,729
Anaplan, Inc.* (Software)	350	16,450
Angi Homeservices, Inc.* (Interactive Media & Services)	309	2,189
ANSYS, Inc.* (Software)	350	77,476
Apple, Inc. (Technology Hardware, Storage & Peripherals)	17,673	3,958,223
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,843	191,766
Arista Networks, Inc.* (Communications Equipment)	227	54,235
Aspen Technology, Inc.* (Software)	287	35,324
Autodesk, Inc.* (Software)	914	134,998
Avalara, Inc.* (Software)	273	18,370
Blackbaud, Inc. (Software)	205	18,520
Booz Allen Hamilton Holding Corp. (IT Services)	583	41,405
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,656	457,172
CACI International, Inc.* - Class A (IT Services)	104	24,051
Cadence Design Systems, Inc.* (Software)	1,165	76,983
Cargurus, Inc.* (Interactive Media & Services)	295	9,130
CDK Global, Inc. (Software)	504	24,237
CDW Corp. (Electronic Equipment, Instruments & Components)	602	74,190
CenturyLink, Inc. (Diversified Telecommunication Services)	4,085	50,981
Ceridian HCM Holding, Inc.* (Software)	370	18,267
Cerner Corp. (Health Care Technology)	1,324	90,257
Ciena Corp.* (Communications Equipment)	645	25,303
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	242	12,966
Cisco Systems, Inc. (Communications Equipment)	17,661	872,631
Citrix Systems, Inc. (Software)	512	49,418
Cognizant Technology Solutions Corp. (IT Services)	2,298	138,489
CommScope Holding Co., Inc.* (Communications Equipment)	808	9,502
CommVault Systems, Inc.* (Software)	173	7,735
Coupa Software, Inc.* (Software)	257	33,299
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	445	21,805
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,537	35,874
Dell Technologies, Inc.* - Class C (Technology Hardware, Storage & Peripherals)	634	32,879
DocuSign, Inc.* (Software)	513	31,765
Dropbox, Inc.* (Software)	891	17,971
DXC Technology Co. (IT Services)	1,090	32,155
eBay, Inc. (Internet & Direct Marketing Retail)	3,280	127,854
EchoStar Corp.* (Communications Equipment)	190	7,528
Elastic NV* (Software)	130	10,704
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	563	26,495
EPAM Systems, Inc.* (IT Services)	228	41,569
Etsy, Inc.* (Internet & Direct Marketing Retail)	502	28,363
F5 Networks, Inc.* (Communications Equipment)	250	35,105
Facebook, Inc.* - Class A (Interactive Media & Services)	10,008	1,782,226
Fair Isaac Corp.* (Software)	120	36,422
FireEye, Inc.* (Software)	894	11,926
Fortinet, Inc.* (Software)	591	45,365
Garmin, Ltd. (Household Durables)	601	50,899
Gartner, Inc.* (IT Services)	375	53,621
GCI Liberty, Inc.* (Media)	396	24,580
GoDaddy, Inc.* - Class A (IT Services)	736	48,561
GrubHub, Inc.* (Internet & Direct Marketing Retail)	380	21,360
Guidewire Software, Inc.* (Software)	340	35,829
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	5,432	82,403
HP, Inc. (Technology Hardware, Storage & Peripherals)	6,166	116,661
Hubspot, Inc.* (Software)	167	25,319
IAC/InterActiveCorp* (Interactive Media & Services)	300	65,391
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	111	3,900
Intel Corp. (Semiconductors & Semiconductor Equipment)	18,430	949,698
InterDigital, Inc. (Communications Equipment)	129	6,769
International Business Machines Corp. (IT Services)	3,686	536,018
Intuit, Inc. (Software)	1,082	287,747
j2 Global, Inc. (Software)	193	17,528
Juniper Networks, Inc. (Communications Equipment)	1,439	35,615
KBR, Inc. (Construction & Engineering)	589	14,454
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	663	105,715
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	602	139,128
Leidos Holdings, Inc. (IT Services)	563	48,350

	Shares	Value
Common Stocks, continued
LogMeIn, Inc. (Software)	206	$14,618
Lumentum Holdings, Inc.* (Communications Equipment)	320	17,139
Manhattan Associates, Inc.* (Software)	268	21,620
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	2,750	68,668
Match Group, Inc. (Interactive Media & Services)(a)	228	16,288
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,129	65,380
Medidata Solutions, Inc.* (Health Care Technology)	259	23,699
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	990	91,981
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,592	196,767
Microsoft Corp. (Software)	31,765	4,416,288
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	227	20,948
Mongodb, Inc.* (IT Services)	129	15,542
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	167	25,990
Motorola Solutions, Inc. (Communications Equipment)	689	117,412
NCR Corp.* (Technology Hardware, Storage & Peripherals)	501	15,812
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	989	51,932
NetScout Systems, Inc.* (Communications Equipment)	278	6,411
New Relic, Inc.* (Software)	207	12,720
Nuance Communications, Inc.* (Software)	1,189	19,393
Nutanix, Inc.* (Software)	597	15,671
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,533	440,919
Okta, Inc.* (IT Services)	443	43,618
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,708	32,811
Oracle Corp. (Software)	9,159	504,020
Palo Alto Networks, Inc.* (Communications Equipment)	400	81,532
Paycom Software, Inc.* (Software)	204	42,736
Paylocity Holding Corp.* (Software)	148	14,442
Pegasystems, Inc. (Software)	158	10,752
Perspecta, Inc. (IT Services)	574	14,993
Pluralsight, Inc.* - Class A (Software)	342	5,744
Proofpoint, Inc.* (Software)	233	30,069
PTC, Inc.* (Software)	431	29,386
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	927	15,703
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	490	36,329
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	5,057	385,748
RealPage, Inc.* (Software)	331	20,807
RingCentral, Inc.* - Class A (Software)	299	37,572
Salesforce.com, Inc.* (Software)	3,648	541,509
Science Applications International Corp. (IT Services)	204	17,819
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	985	52,983
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	277	13,465
ServiceNow, Inc.* (Software)	780	198,003
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	180	20,043
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	715	56,664
Smartsheet, Inc.* (Software)(a)	364	13,115
Snap, Inc.* (Interactive Media & Services)	3,170	50,086
SolarWinds Corp.* (Software)	272	5,018
Splunk, Inc.* (Software)	624	73,545
SS&C Technologies Holdings, Inc. (Software)	918	47,341
Symantec Corp. (Software)	2,366	55,909
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	170	19,193
Synopsys, Inc.* (Software)	625	85,781
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	148	15,428
Teradata Corp.* (IT Services)	474	14,694
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	707	40,942
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,884	501,968
Trade Desk, Inc. (The)* (Software)	162	30,383
Twilio, Inc.* (IT Services)	505	55,530
Twitter, Inc.* (Interactive Media & Services)	3,216	132,499
Tyler Technologies, Inc.* (Software)	160	42,000
Ubiquiti, Inc. (Communications Equipment)	55	6,504
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	177	29,718
Veeva Systems, Inc.* - Class A (Health Care Technology)	541	82,605
Verint Systems, Inc.* (Software)	274	11,722
VeriSign, Inc.* (IT Services)	433	81,677
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	454	24,030
ViaSat, Inc.* (Communications Equipment)	239	18,001
Viavi Solutions, Inc.* (Communications Equipment)	953	13,347
VMware, Inc. - Class A (Software)	327	49,070
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,232	73,476
Workday, Inc.* - Class A (Software)	674	114,553
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	792	23,689
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,050	100,695
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	983	33,324
Zendesk, Inc.* (Software)	462	33,671
Zillow Group, Inc.* - Class A (Interactive Media & Services)	144	4,254
Zillow Group, Inc.* - Class C (Interactive Media & Services)	520	15,506
Zoom Video Communications, Inc.* (Software)(a)	100	7,620
Zscaler, Inc.* (Software)	267	12,618
TOTAL COMMON STOCKS (Cost $4,738,452)		25,371,146

	Principal Amount	Value
Repurchase Agreements(b) (3.3%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $944,053	$944,000	$944,000
TOTAL REPURCHASE AGREEMENTS (Cost $944,000)		944,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(c)	5,556	$5,556
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(c)	26,559	26,559
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(c)	3,160	3,160
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $35,275)		35,275
TOTAL INVESTMENT SECURITIES (Cost $5,717,727) - 91.1%		26,350,421
Net other assets (liabilities) - 8.9%		2,563,356

NET ASSETS - 100.0%		$28,913,777

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $33,241.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	10/23/19	2.41%	$3,434,062	$(9,439)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Technology invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Communications Equipment	$1,307,034	4.5%
Construction & Engineering	14,454	NM
Diversified Telecommunication Services	84,305	0.3%
Electronic Equipment, Instruments & Components	112,711	0.4%
Health Care Technology	196,561	0.7%
Household Durables	50,899	0.2%
Interactive Media & Services	5,131,392	17.7%
Internet & Direct Marketing Retail	177,577	0.6%
IT Services	1,308,131	4.5%
Media	24,580	0.1%
Semiconductors & Semiconductor Equipment	4,396,333	15.2%
Software	8,143,408	28.2%
Technology Hardware, Storage & Peripherals	4,423,761	15.3%
Other**	3,542,631	12.3%
Total	$28,913,777	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

September 30, 2019 :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (97.2%)
Acacia Communications, Inc.* (Communications Equipment)	766	$50,096
ADTRAN, Inc. (Communications Equipment)	979	11,107
Applied Optoelectronics, Inc.* (Communications Equipment)(a)	390	4,376
Arista Networks, Inc.* (Communications Equipment)	1,115	266,396
AT&T, Inc. (Diversified Telecommunication Services)	35,556	1,345,439
ATN International, Inc. (Diversified Telecommunication Services)	223	13,017
CalAmp Corp.* (Communications Equipment)	689	7,937
CenturyLink, Inc. (Diversified Telecommunication Services)	20,106	250,923
Ciena Corp.* (Communications Equipment)	3,177	124,634
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,032	5,232
Cisco Systems, Inc. (Communications Equipment)	5,507	272,101
CommScope Holding Co., Inc.* (Communications Equipment)	3,975	46,746
Comtech Telecommunications Corp. (Communications Equipment)	494	16,055
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,477	7,031
EchoStar Corp.* (Communications Equipment)	937	37,124
Extreme Networks, Inc.* (Communications Equipment)	2,474	17,998
F5 Networks, Inc.* (Communications Equipment)	1,231	172,857
Garmin, Ltd. (Household Durables)	2,959	250,598
GCI Liberty, Inc.* (Media)	1,948	120,912
Globalstar, Inc.* (Diversified Telecommunication Services)	12,491	5,168
Harmonic, Inc.* (Communications Equipment)	1,836	12,081
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	546	19,216
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,983	42,198
Juniper Networks, Inc. (Communications Equipment)	7,083	175,304
Lumentum Holdings, Inc.* (Communications Equipment)	1,575	84,357
Motorola Solutions, Inc. (Communications Equipment)	1,666	283,904
NETGEAR, Inc.* (Communications Equipment)	637	20,524
NetScout Systems, Inc.* (Communications Equipment)	1,367	31,523
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,634	7,778
Plantronics, Inc. (Communications Equipment)	664	24,780
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	960	30,499
Spok Holdings, Inc. (Wireless Telecommunication Services)	366	4,370
Sprint Corp.* (Wireless Telecommunication Services)	12,574	77,582
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,998	51,548
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	3,454	272,072
U.S. Cellular Corp.* (Wireless Telecommunication Services)	319	11,988
Ubiquiti, Inc. (Communications Equipment)	267	31,575
Verizon Communications, Inc. (Diversified Telecommunication Services)	22,908	1,382,726
ViaSat, Inc.* (Communications Equipment)	1,180	88,878
Viavi Solutions, Inc.* (Communications Equipment)	4,687	65,641
Vonage Holdings Corp.* (Diversified Telecommunication Services)	4,661	52,669
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	4,838	164,008

TOTAL COMMON STOCKS (Cost $4,790,405)		5,960,968

	Principal Amount	Value
Repurchase Agreements(b) (2.6%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $160,009	$160,000	$160,000
TOTAL REPURCHASE AGREEMENTS (Cost $160,000)		160,000

	Shares	Value
Collateral for Securities Loaned (1.0%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(c)	9,294	$9,294
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(c)	44,420	44,420
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(c)	5,286	5,286
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $59,000)		59,000
TOTAL INVESTMENT SECURITIES (Cost $5,009,405) - 100.8%		6,179,968
Net other assets (liabilities) - (0.8)%		(46,107)

NET ASSETS - 100.0%		$6,133,861

*                 Non-income producing security.

(a)         All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $3,860.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	10/23/19	2.41%	$160,542	$(786)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Telecommunications invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Communications Equipment	$1,845,994	30.1%
Diversified Telecommunication Services	3,276,189	53.4%
Electronic Equipment, Instruments & Components	19,216	0.3%
Household Durables	250,598	4.1%
Media	120,912	2.0%
Wireless Telecommunication Services	448,059	7.3%
Other**	172,893	2.8%
Total	$6,133,861	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (34.6%)
U.S. Treasury Bonds, 2.25%, 8/15/49	$7,040,000	$7,249,000
TOTAL U.S. TREASURY OBLIGATION (Cost $7,427,117)		7,249,000

Repurchase Agreements(a)(b) (66.8%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $14,008,786	14,008,000	14,008,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,008,000)		14,008,000
TOTAL INVESTMENT SECURITIES (Cost $21,435,117) - 101.4%		21,257,000
Net other assets (liabilities) - (1.4)%		(292,570)

NET ASSETS - 100.0%		$20,964,430

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $180,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.25% due on 8/15/49	Citibank North America	10/15/19	2.10%	$7,259,297	$314,977
30-Year U.S. Treasury Bond, 2.25% due on 8/15/49	Societe’ Generale	10/15/19	1.92%	11,635,469	480,727
				$18, 894,766	$795,704

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2019 :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (73.3%)
3M Co. (Industrial Conglomerates)	686	$112,779
A.O. Smith Corp. (Building Products)	165	7,872
Abbott Laboratories (Health Care Equipment & Supplies)	2,105	176,125
AbbVie, Inc. (Biotechnology)	1,761	133,343
ABIOMED, Inc.* (Health Care Equipment & Supplies)	53	9,428
Accenture PLC - Class A (IT Services)	759	145,994
Activision Blizzard, Inc. (Entertainment)	914	48,369
Adobe Systems, Inc.* (Software)	579	159,949
Advance Auto Parts, Inc. (Specialty Retail)	84	13,894
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,293	37,484
Affiliated Managers Group, Inc. (Capital Markets)	61	5,084
Aflac, Inc. (Insurance)	881	46,094
Agilent Technologies, Inc. (Life Sciences Tools & Services)	367	28,123
Air Products & Chemicals, Inc. (Chemicals)	261	57,905
Akamai Technologies, Inc.* (IT Services)	197	18,002
Alaska Air Group, Inc. (Airlines)	147	9,542
Albemarle Corp. (Chemicals)	127	8,829
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	135	20,795
Alexion Pharmaceuticals, Inc.* (Biotechnology)	267	26,150
Align Technology, Inc.* (Health Care Equipment & Supplies)	88	15,921
Allegion PLC (Building Products)	111	11,505
Allergan PLC (Pharmaceuticals)	390	65,633
Alliance Data Systems Corp. (IT Services)	49	6,278
Alliant Energy Corp. (Electric Utilities)	283	15,262
Alphabet, Inc.* - Class A (Interactive Media & Services)	357	435,947
Alphabet, Inc.* - Class C (Interactive Media & Services)	360	438,840
Altria Group, Inc. (Tobacco)	2,225	91,003
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	494	857,539
Amcor PLC (Containers & Packaging)	1,934	18,857
Ameren Corp. (Multi-Utilities)	294	23,535
American Airlines Group, Inc. (Airlines)	470	12,676
American Electric Power Co., Inc. (Electric Utilities)	588	55,090
American Express Co. (Consumer Finance)	810	95,807
American International Group, Inc. (Insurance)	1,036	57,705
American Tower Corp. (Equity Real Estate Investment Trusts)	527	116,536
American Water Works Co., Inc. (Water Utilities)	215	26,709
Ameriprise Financial, Inc. (Capital Markets)	155	22,801
AmerisourceBergen Corp. (Health Care Providers & Services)	181	14,902
AMETEK, Inc. (Electrical Equipment)	272	24,975
Amgen, Inc. (Biotechnology)	714	138,166
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	353	34,065
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	439	49,049
ANSYS, Inc.* (Software)	100	22,136
Anthem, Inc. (Health Care Providers & Services)	304	72,990
Aon PLC (Insurance)	281	54,393
Apache Corp. (Oil, Gas & Consumable Fuels)	446	11,418
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	177	9,229
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,059	1,133,063
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,100	54,890
Aptiv PLC (Auto Components)	304	26,575
Archer-Daniels-Midland Co. (Food Products)	665	27,312
Arconic, Inc. (Aerospace & Defense)	459	11,934
Arista Networks, Inc.* (Communications Equipment)	65	15,530
Arthur J. Gallagher & Co. (Insurance)	222	19,885
Assurant, Inc. (Insurance)	72	9,059
AT&T, Inc. (Diversified Telecommunication Services)	8,701	329,245
Atmos Energy Corp. (Gas Utilities)	141	16,058
Autodesk, Inc.* (Software)	261	38,550
Automatic Data Processing, Inc. (IT Services)	516	83,293
AutoZone, Inc.* (Specialty Retail)	29	31,454
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	167	35,960
Avery Dennison Corp. (Containers & Packaging)	100	11,357
Baker Hughes, a GE Co. - Class A (Energy Equipment & Services)	613	14,222
Ball Corp. (Containers & Packaging)	394	28,687
Bank of America Corp. (Banks)	9,976	291,001
Baxter International, Inc. (Health Care Equipment & Supplies)	610	53,357
BB&T Corp. (Banks)	912	48,673
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	320	80,947
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,336	485,935
Best Buy Co., Inc. (Specialty Retail)	276	19,041
Biogen, Inc.* (Biotechnology)	220	51,220
BlackRock, Inc. - Class A (Capital Markets)	140	62,390
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	51	100,093
BorgWarner, Inc. (Auto Components)	245	8,987
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	172	22,302

	Shares	Value
Common Stocks, continued
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,658	$67,464
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,948	98,783
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	475	131,133
Broadridge Financial Solutions, Inc. (IT Services)	136	16,922
Brown-Forman Corp. - Class B (Beverages)	216	13,560
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	161	13,650
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	497	8,732
Cadence Design Systems, Inc.* (Software)	333	22,005
Campbell Soup Co. (Food Products)	200	9,384
Capital One Financial Corp. (Consumer Finance)	561	51,040
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	181	6,002
Cardinal Health, Inc. (Health Care Providers & Services)	355	16,752
CarMax, Inc.* (Specialty Retail)	197	17,336
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	477	20,850
Caterpillar, Inc. (Machinery)	670	84,628
CBOE Holdings, Inc. (Capital Markets)	133	15,283
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	401	21,257
CBS Corp. - Class B (Media)	390	15,744
CDW Corp. (Electronic Equipment, Instruments & Components)	172	21,197
Celanese Corp. — Series A (Chemicals)	147	17,977
Celgene Corp.* (Biotechnology)	844	83,809
Centene Corp.* (Health Care Providers & Services)	493	21,327
CenterPoint Energy, Inc. (Multi-Utilities)	597	18,017
CenturyLink, Inc. (Diversified Telecommunication Services)	1,168	14,577
Cerner Corp. (Health Care Technology)	380	25,905
CF Industries Holdings, Inc. (Chemicals)	259	12,743
Charter Communications, Inc.* - Class A (Media)	194	79,951
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,261	268,154
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	31	26,055
Chubb, Ltd. (Insurance)	543	87,662
Church & Dwight Co., Inc. (Household Products)	294	22,121
Cigna Corp. (Health Care Providers & Services)	449	68,154
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	120	5,753
Cincinnati Financial Corp. (Insurance)	181	21,117
Cintas Corp. (Commercial Services & Supplies)	98	26,274
Cisco Systems, Inc. (Communications Equipment)	5,055	249,768
Citigroup, Inc. (Banks)	2,691	185,894
Citizens Financial Group, Inc. (Banks)	532	18,817
Citrix Systems, Inc. (Software)	147	14,188
CME Group, Inc. (Capital Markets)	426	90,030
CMS Energy Corp. (Multi-Utilities)	339	21,679
Cognizant Technology Solutions Corp. (IT Services)	657	39,594
Colgate-Palmolive Co. (Household Products)	1,023	75,201
Comcast Corp. - Class A (Media)	5,401	243,478
Comerica, Inc. (Banks)	177	11,680
ConAgra Foods, Inc. (Food Products)	578	17,733
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	238	16,160
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,322	75,328
Consolidated Edison, Inc. (Multi-Utilities)	396	37,410
Constellation Brands, Inc. - Class A (Beverages)	199	41,249
Copart, Inc.* (Commercial Services & Supplies)	240	19,279
Corning, Inc. (Electronic Equipment, Instruments & Components)	929	26,495
Corteva, Inc. (Chemicals)	891	24,948
Costco Wholesale Corp. (Food & Staples Retailing)	523	150,682
Coty, Inc. (Personal Products)	350	3,679
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	494	68,671
CSX Corp. (Road & Rail)	951	65,876
Cummins, Inc. (Machinery)	188	30,582
CVS Health Corp. (Health Care Providers & Services)	1,548	97,632
D.R. Horton, Inc. (Household Durables)	401	21,137
Danaher Corp. (Health Care Equipment & Supplies)	759	109,622
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	147	17,378
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	116	6,620
Deere & Co. (Machinery)(a)	376	63,424
Delta Air Lines, Inc. (Airlines)	690	39,743
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	267	14,234
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	481	11,573
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	194	17,443
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	249	32,323
Discover Financial Services (Consumer Finance)	380	30,814
Discovery Communications, Inc.* - Class A (Media)	187	4,980
Discovery Communications, Inc.* - Class C (Media)	411	10,119
Dish Network Corp.* - Class A (Media)	286	9,744
Dollar General Corp. (Multiline Retail)	306	48,636
Dollar Tree, Inc.* (Multiline Retail)	281	32,079
Dominion Resources, Inc. (Multi-Utilities)	978	79,258
Dover Corp. (Machinery)	172	17,124
Dow, Inc. (Chemicals)	885	42,170
DTE Energy Co. (Multi-Utilities)	218	28,985
Duke Energy Corp. (Electric Utilities)	867	83,111
Duke Realty Corp. (Equity Real Estate Investment Trusts)	432	14,675
DuPont de Nemours, Inc. (Chemicals)	889	63,395

	Shares		Value
Common Stocks, continued
DXC Technology Co. (IT Services)	311		$9,175
E*TRADE Financial Corp. (Capital Markets)	287		12,539
Eastman Chemical Co. (Chemicals)	163		12,034
Eaton Corp. PLC (Electrical Equipment)	500		41,575
eBay, Inc. (Internet & Direct Marketing Retail)	938		36,563
Ecolab, Inc. (Chemicals)	298		59,016
Edison International (Electric Utilities)	426		32,129
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	247		54,318
Electronic Arts, Inc.* (Entertainment)	351		34,335
Eli Lilly & Co. (Pharmaceuticals)	1,012		113,172
Emerson Electric Co. (Electrical Equipment)	733		49,009
Entergy Corp. (Electric Utilities)	237		27,814
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	692		51,360
Equifax, Inc. (Professional Services)	143		20,116
Equinix, Inc. (Equity Real Estate Investment Trusts)	102		58,834
Equity Residential (Equity Real Estate Investment Trusts)	416		35,884
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	79		25,805
Everest Re Group, Ltd. (Insurance)	49		13,038
Evergy, Inc. (Electric Utilities)	279		18,570
Eversource Energy (Electric Utilities)	385		32,906
Exelon Corp. (Electric Utilities)	1,157		55,895
Expedia, Inc. (Internet & Direct Marketing Retail)	167		22,446
Expeditors International of Washington, Inc. (Air Freight & Logistics)	202		15,007
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	154		17,990
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,039		355,803
F5 Networks, Inc.* (Communications Equipment)	72		10,110
Facebook, Inc.* - Class A (Interactive Media & Services)	2,864		510,021
Fastenal Co. (Trading Companies & Distributors)	682		22,281
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	82		11,163
FedEx Corp. (Air Freight & Logistics)	287		41,779
Fidelity National Information Services, Inc. (IT Services)	731		97,048
Fifth Third Bancorp (Banks)	870		23,821
First Horizon National Corp. (Banks)	—	(b)	5
First Republic Bank (Banks)	200		19,340
FirstEnergy Corp. (Electric Utilities)	643		31,012
Fiserv, Inc.* (IT Services)	679		70,338
FleetCor Technologies, Inc.* (IT Services)	102		29,252
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	161		8,467
Flowserve Corp. (Machinery)	155		7,240
FMC Corp. (Chemicals)	155		13,590
Ford Motor Co. (Automobiles)	4,658		42,667
Fortinet, Inc.* (Software)	169		12,972
Fortive Corp. (Machinery)	351		24,065
Fortune Brands Home & Security, Inc. (Building Products)	167		9,135
Fox Corp. - Class A (Media)	422		13,308
Fox Corp. - Class B (Media)	193		6,087
Franklin Resources, Inc. (Capital Markets)	334		9,639
Freeport-McMoRan, Inc. (Metals & Mining)	1,727		16,527
Garmin, Ltd. (Household Durables)	172		14,567
Gartner, Inc.* (IT Services)	108		15,443
General Dynamics Corp. (Aerospace & Defense)	279		50,982
General Electric Co. (Industrial Conglomerates)	10,392		92,904
General Mills, Inc. (Food Products)	718		39,576
General Motors Co. (Automobiles)	1,495		56,033
Genuine Parts Co. (Distributors)	174		17,329
Gilead Sciences, Inc. (Biotechnology)	1,508		95,577
Global Payments, Inc. (IT Services)	357		56,763
Globe Life, Inc. (Insurance)	120		11,491
H & R Block, Inc. (Diversified Consumer Services)	238		5,622
Halliburton Co. (Energy Equipment & Services)	1,042		19,642
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	430		6,588
Harley-Davidson, Inc. (Automobiles)	186		6,690
Hartford Financial Services Group, Inc. (Insurance)	432		26,184
Hasbro, Inc. (Leisure Products)	140		16,617
HCA Holdings, Inc. (Health Care Providers & Services)	317		38,173
HCP, Inc. (Equity Real Estate Investment Trusts)	585		20,844
Helmerich & Payne, Inc. (Energy Equipment & Services)	130		5,209
Henry Schein, Inc.* (Health Care Providers & Services)	175		11,113
Hess Corp. (Oil, Gas & Consumable Fuels)	308		18,628
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,554		23,574
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	342		31,844
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	179		9,602
Hologic, Inc.* (Health Care Equipment & Supplies)	318		16,056
Honeywell International, Inc. (Industrial Conglomerates)	857		145,005
Hormel Foods Corp. (Food Products)	331		14,475
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	867		14,990
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,764		33,375
Humana, Inc. (Health Care Providers & Services)	161		41,163
Huntington Bancshares, Inc. (Banks)	1,234		17,609
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	51		10,801
IDEX Corp. (Machinery)	92		15,077
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	102		27,737
IHS Markit, Ltd.* (Professional Services)	478		31,969
Illinois Tool Works, Inc. (Machinery)	349		54,615

	Shares	Value
Common Stocks, continued
Illumina, Inc.* (Life Sciences Tools & Services)	176	$53,543
Incyte Corp.* (Biotechnology)	213	15,811
Ingersoll-Rand PLC (Machinery)	287	35,361
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,276	271,872
Intercontinental Exchange, Inc. (Capital Markets)	669	61,729
International Business Machines Corp. (IT Services)	1,055	153,417
International Flavors & Fragrances, Inc. (Chemicals)	127	15,582
International Paper Co. (Containers & Packaging)	467	19,530
Intuit, Inc. (Software)	310	82,441
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	138	74,510
Invesco, Ltd. (Capital Markets)	457	7,742
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	43	5,831
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	217	32,415
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	342	11,077
J.B. Hunt Transport Services, Inc. (Road & Rail)	102	11,286
Jack Henry & Associates, Inc. (IT Services)	92	13,429
Jacobs Engineering Group, Inc. (Construction & Engineering)	161	14,732
Johnson & Johnson (Pharmaceuticals)	3,142	406,512
Johnson Controls International PLC (Building Products)	948	41,608
JPMorgan Chase & Co. (Banks)	3,809	448,282
Juniper Networks, Inc. (Communications Equipment)	411	10,172
Kansas City Southern Industries, Inc. (Road & Rail)	120	15,961
Kellogg Co. (Food Products)	296	19,048
KeyCorp (Banks)	1,193	21,283
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	224	21,784
Kimberly-Clark Corp. (Household Products)	410	58,241
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	501	10,461
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,317	47,753
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	190	30,296
Kohl’s Corp. (Multiline Retail)	190	9,435
L Brands, Inc. (Specialty Retail)	275	5,387
L3Harris Technologies, Inc. (Aerospace & Defense)	265	55,290
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	116	19,488
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	172	39,751
Lamb Weston Holding, Inc. (Food Products)	174	12,653
Leggett & Platt, Inc. (Household Durables)	157	6,428
Leidos Holdings, Inc. (IT Services)	161	13,827
Lennar Corp. - Class A (Household Durables)	339	18,933
Lincoln National Corp. (Insurance)	238	14,356
Linde PLC (Chemicals)	643	124,562
LKQ Corp.* (Distributors)	367	11,542
Lockheed Martin Corp. (Aerospace & Defense)	296	115,457
Loews Corp. (Insurance)	310	15,959
Lowe’s Cos., Inc. (Specialty Retail)	919	101,053
LyondellBasell Industries N.V. - Class A (Chemicals)	308	27,557
M&T Bank Corp. (Banks)	159	25,117
Macy’s, Inc. (Multiline Retail)	367	5,703
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	957	11,742
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	785	47,689
MarketAxess Holdings, Inc. (Capital Markets)	45	14,738
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	326	40,576
Marsh & McLennan Cos., Inc. (Insurance)	604	60,430
Martin Marietta Materials, Inc. (Construction Materials)	75	20,558
Masco Corp. (Building Products)	346	14,421
MasterCard, Inc. - Class A (IT Services)	1,065	289,221
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	324	18,763
McCormick & Co., Inc. (Food Products)	147	22,976
McDonald’s Corp. (Hotels, Restaurants & Leisure)	904	194,097
McKesson Corp. (Health Care Providers & Services)	220	30,065
Medtronic PLC (Health Care Equipment & Supplies)	1,598	173,575
Merck & Co., Inc. (Pharmaceuticals)	3,050	256,749
MetLife, Inc. (Insurance)	948	44,708
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	29	20,428
MGM Resorts International (Hotels, Restaurants & Leisure)	619	17,159
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	283	26,294
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,315	56,348
Microsoft Corp. (Software)	9,092	1,264,060
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	136	17,681
Mohawk Industries, Inc.* (Household Durables)	72	8,933
Molson Coors Brewing Co. - Class B (Beverages)	224	12,880
Mondelez International, Inc. - Class A (Food Products)	1,718	95,039
Monster Beverage Corp.* (Beverages)	461	26,766
Moody’s Corp. (Capital Markets)	194	39,737
Morgan Stanley (Capital Markets)	1,495	63,792
Motorola Solutions, Inc. (Communications Equipment)	197	33,571
MSCI, Inc. - Class A (Capital Markets)	102	22,211
Mylan N.V.* (Pharmaceuticals)	613	12,125
National Oilwell Varco, Inc. (Energy Equipment & Services)	459	9,731

	Shares	Value
Common Stocks, continued
Nektar Therapeutics* (Pharmaceuticals)	208	$3,789
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	283	14,860
Netflix, Inc.* (Entertainment)	522	139,698
Newell Rubbermaid, Inc. (Household Durables)	452	8,461
Newmont Mining Corp. (Metals & Mining)	976	37,010
News Corp. - Class A (Media)	457	6,361
News Corp. - Class B (Media)	143	2,044
NextEra Energy, Inc. (Electric Utilities)	582	135,601
Nielsen Holdings PLC (Professional Services)	422	8,968
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,491	140,034
NiSource, Inc. (Multi-Utilities)	444	13,284
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	568	12,757
Nordstrom, Inc. (Multiline Retail)	126	4,242
Norfolk Southern Corp. (Road & Rail)	314	56,413
Northern Trust Corp. (Capital Markets)	257	23,983
Northrop Grumman Corp. (Aerospace & Defense)	186	69,711
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	257	13,305
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	301	11,920
Nucor Corp. (Metals & Mining)	360	18,328
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	726	126,375
NVR, Inc.* (Household Durables)	4	14,869
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,066	47,405
Omnicom Group, Inc. (Media)	259	20,280
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	491	36,182
Oracle Corp. (Software)	2,621	144,234
O’Reilly Automotive, Inc.* (Specialty Retail)	92	36,663
PACCAR, Inc. (Machinery)	412	28,844
Packaging Corp. of America (Containers & Packaging)	113	11,989
Parker-Hannifin Corp. (Machinery)	154	27,814
Paychex, Inc. (IT Services)	382	31,618
PayPal Holdings, Inc.* (IT Services)	1,401	145,130
Pentair PLC (Machinery)	200	7,560
People’s United Financial, Inc. (Banks)	473	7,395
PepsiCo, Inc. (Beverages)	1,664	228,134
PerkinElmer, Inc. (Life Sciences Tools & Services)	133	11,328
Perrigo Co. PLC (Pharmaceuticals)	161	8,998
Pfizer, Inc. (Pharmaceuticals)	6,589	236,743
Philip Morris International, Inc. (Tobacco)	1,852	140,622
Phillips 66 (Oil, Gas & Consumable Fuels)	534	54,682
Pinnacle West Capital Corp. (Electric Utilities)	135	13,104
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	199	25,028
PNC Financial Services Group, Inc. (Banks)	530	74,285
PPG Industries, Inc. (Chemicals)	281	33,301
PPL Corp. (Electric Utilities)	859	27,050
Principal Financial Group, Inc. (Insurance)	308	17,599
Prologis, Inc. (Equity Real Estate Investment Trusts)	753	64,171
Prudential Financial, Inc. (Insurance)	478	42,996
Public Service Enterprise Group, Inc. (Multi-Utilities)	602	37,372
Public Storage (Equity Real Estate Investment Trusts)	179	43,903
PulteGroup, Inc. (Household Durables)	306	11,184
PVH Corp. (Textiles, Apparel & Luxury Goods)	88	7,764
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	140	10,380
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,448	110,453
Quanta Services, Inc. (Construction & Engineering)	168	6,350
Quest Diagnostics, Inc. (Health Care Providers & Services)	161	17,232
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	61	5,824
Raymond James Financial, Inc. (Capital Markets)	147	12,122
Raytheon Co. (Aerospace & Defense)	331	64,939
Realty Income Corp. (Equity Real Estate Investment Trusts)	380	29,138
Regency Centers Corp. (Equity Real Estate Investment Trusts)	199	13,829
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	95	26,353
Regions Financial Corp. (Banks)	1,187	18,778
Republic Services, Inc. - Class A (Commercial Services & Supplies)	253	21,897
ResMed, Inc. (Health Care Equipment & Supplies)	172	23,239
Robert Half International, Inc. (Professional Services)	140	7,792
Rockwell Automation, Inc. (Electrical Equipment)	138	22,742
Rollins, Inc. (Commercial Services & Supplies)	168	5,724
Roper Technologies, Inc. (Industrial Conglomerates)	124	44,218
Ross Stores, Inc. (Specialty Retail)	435	47,785
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	206	22,316
S&P Global, Inc. (Capital Markets)	294	72,023
Salesforce.com, Inc.* (Software)	1,044	154,971
SBA Communications Corp. (Equity Real Estate Investment Trusts)	135	32,555
Schlumberger, Ltd. (Energy Equipment & Services)	1,648	56,311
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	283	15,223
Sealed Air Corp. (Containers & Packaging)	183	7,596
Sempra Energy (Multi-Utilities)	328	48,416
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	367	57,124
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	204	16,167
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	98	8,012
Snap-on, Inc. (Machinery)	65	10,175
Southwest Airlines Co. (Airlines)	575	31,056
Stanley Black & Decker, Inc. (Machinery)	181	26,138

	Shares	Value
Common Stocks, continued
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,426	$126,087
State Street Corp. (Capital Markets)	444	26,280
Stryker Corp. (Health Care Equipment & Supplies)	383	82,843
SunTrust Banks, Inc. (Banks)	528	36,326
SVB Financial Group* (Banks)	61	12,746
Symantec Corp. (Software)	676	15,974
Synchrony Financial (Consumer Finance)	727	24,783
Synopsys, Inc.* (Software)	179	24,568
Sysco Corp. (Food & Staples Retailing)	610	48,434
T. Rowe Price Group, Inc. (Capital Markets)	279	31,876
Take-Two Interactive Software, Inc.* (Entertainment)	135	16,921
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	342	8,909
Target Corp. (Multiline Retail)	610	65,216
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	400	37,272
TechnipFMC PLC (Energy Equipment & Services)	499	12,046
Teleflex, Inc. (Health Care Equipment & Supplies)	55	18,686
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,110	143,456
Textron, Inc. (Aerospace & Defense)	274	13,415
The AES Corp. (Independent Power and Renewable Electricity Producers)	791	12,925
The Allstate Corp. (Insurance)	392	42,603
The Bank of New York Mellon Corp. (Capital Markets)	1,021	46,159
The Boeing Co. (Aerospace & Defense)	636	241,978
The Charles Schwab Corp. (Capital Markets)	1,385	57,935
The Clorox Co. (Household Products)	151	22,932
The Coca-Cola Co. (Beverages)	4,582	249,445
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	59	17,523
The Estee Lauder Cos., Inc. - Class A (Personal Products)	263	52,323
The Gap, Inc. (Specialty Retail)	253	4,392
The Goldman Sachs Group, Inc. (Capital Markets)	385	79,783
The Hershey Co. (Food Products)	177	27,433
The Home Depot, Inc. (Specialty Retail)	1,304	302,554
The Interpublic Group of Cos., Inc. (Media)	459	9,896
The JM Smucker Co. - Class A (Food Products)	136	14,963
The Kraft Heinz Co. (Food Products)	740	20,672
The Kroger Co. (Food & Staples Retailing)	950	24,491
The Macerich Co. (Equity Real Estate Investment Trusts)	130	4,107
The Mosaic Co. (Chemicals)	422	8,651
The Nasdaq OMX Group, Inc. (Capital Markets)	138	13,710
The Procter & Gamble Co. (Household Products)	2,979	370,527
The Progressive Corp. (Insurance)	697	53,843
The Sherwin-Williams Co. (Chemicals)	98	53,887
The Southern Co. (Electric Utilities)	1,245	76,904
The TJX Cos., Inc. (Specialty Retail)	1,440	80,266
The Travelers Cos., Inc. (Insurance)	310	46,094
The Walt Disney Co. (Entertainment)	2,145	279,535
The Western Union Co. (IT Services)	504	11,678
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,443	34,719
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	477	138,936
Tiffany & Co. (Specialty Retail)	129	11,949
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	376	29,618
Tractor Supply Co. (Specialty Retail)	141	12,752
TransDigm Group, Inc. (Aerospace & Defense)	59	30,720
TripAdvisor, Inc.* (Interactive Media & Services)	125	4,835
Twitter, Inc.* (Interactive Media & Services)	920	37,904
Tyson Foods, Inc. - Class A (Food Products)	351	30,235
U.S. Bancorp (Banks)	1,707	94,465
UDR, Inc. (Equity Real Estate Investment Trusts)	349	16,920
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	70	17,546
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	222	4,427
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	232	4,206
Union Pacific Corp. (Road & Rail)	838	135,740
United Continental Holdings, Inc.* (Airlines)	263	23,252
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	831	99,569
United Rentals, Inc.* (Trading Companies & Distributors)	92	11,467
United Technologies Corp. (Aerospace & Defense)	965	131,741
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,128	245,138
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	96	14,280
Unum Group (Insurance)	248	7,371
V.F. Corp. (Textiles, Apparel & Luxury Goods)	389	34,617
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	494	42,109
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	110	13,100
Ventas, Inc. (Equity Real Estate Investment Trusts)	445	32,498
VeriSign, Inc.* (IT Services)	124	23,390
Verisk Analytics, Inc. - Class A (Professional Services)	194	30,679
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,925	297,273
Vertex Pharmaceuticals, Inc.* (Biotechnology)	306	51,843
Viacom, Inc. - Class B (Entertainment)	420	10,093
Visa, Inc. - Class A (IT Services)	2,057	353,824
Vornado Realty Trust (Equity Real Estate Investment Trusts)	188	11,970
Vulcan Materials Co. (Construction Materials)	157	23,744
W.W. Grainger, Inc. (Trading Companies & Distributors)	53	15,749
Wabtec Corp. (Machinery)	217	15,594

	Shares	Value
Common Stocks, continued
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	904	$50,000
Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,693	200,925
Waste Management, Inc. (Commercial Services & Supplies)	464	53,360
Waters Corp.* (Life Sciences Tools & Services)	79	17,635
WEC Energy Group, Inc. (Multi-Utilities)	376	35,758
WellCare Health Plans, Inc.* (Health Care Providers & Services)	61	15,809
Wells Fargo & Co. (Banks)	4,774	240,801
Welltower, Inc. (Equity Real Estate Investment Trusts)	482	43,693
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	353	21,053
WestRock Co. (Containers & Packaging)	306	11,154
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	886	24,542
Whirlpool Corp. (Household Durables)	75	11,877
Willis Towers Watson PLC (Insurance)	154	29,717
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	116	12,612
Xcel Energy, Inc. (Electric Utilities)	624	40,491
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	226	6,760
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	301	28,866
Xylem, Inc. (Machinery)	215	17,118
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	361	40,948
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	245	33,631
Zions Bancorp (Banks)	211	9,394
Zoetis, Inc. (Pharmaceuticals)	568	70,767

TOTAL COMMON STOCKS (Cost $24,256,899)		29,418,543

	Principal Amount	Value
Repurchase Agreements(c)(d) (29.6%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $11,866,666	$11,866,000	$11,866,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,866,000)		11,866,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(e)	4,920	$4,920
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(e)	23,516	23,516
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(e)	2,798	2,798
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $31,234)		31,234
TOTAL INVESTMENT SECURITIES (Cost $36,154,133) - 103.0%		41,315,777
Net other assets (liabilities) - (3.0)%		(1,198,527)

NET ASSETS - 100.0%		$40,117,250

*                                         Non-income producing security.

(a)                                 All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $31,037.

(b)                                 Number of shares is less than 0.50.

(c)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $5,446,000.

(d)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)                                  Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	2	12/23/19	$297,775	$(2,609)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/28/19	2.46%	$17,268,322	$32,740
SDPR S&P 500 ETF	Goldman Sachs International	10/28/19	2.36%	6,538,893	28,904
				$23,807,215	$61,644

S&P 500	UBS AG	10/28/19	2.41%	$19,850,991	$96,778
SDPR S&P 500 ETF	UBS AG	10/28/19	2.01%	6,519,240	29,006
				$26,370,231	$125,784
				$50,177,446	$187,428

(1)                                 Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                                 Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraBull invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$796,968	2.1%
Air Freight & Logistics	170,005	0.4%
Airlines	116,269	0.3%
Auto Components	35,562	0.1%
Automobiles	105,390	0.3%
Banks	1,605,712	4.0%
Beverages	572,034	1.4%
Biotechnology	622,272	1.6%
Building Products	84,541	0.2%
Capital Markets	791,586	2.0%
Chemicals	576,147	1.4%
Commercial Services & Supplies	126,534	0.3%
Communications Equipment	319,151	0.8%
Construction & Engineering	21,082	0.1%
Construction Materials	44,302	0.1%
Consumer Finance	202,444	0.5%
Containers & Packaging	109,170	0.3%
Distributors	28,871	0.1%
Diversified Consumer Services	5,622	NM
Diversified Financial Services	485,935	1.2%
Diversified Telecommunication Services	641,095	1.6%
Electric Utilities	644,939	1.5%
Electrical Equipment	138,301	0.3%
Electronic Equipment, Instruments & Components	155,111	0.4%
Energy Equipment & Services	117,161	0.3%
Entertainment	528,951	1.3%
Equity Real Estate Investment Trusts	927,682	2.3%
Food & Staples Retailing	474,532	1.2%
Food Products	351,499	0.9%
Gas Utilities	16,058	NM
Health Care Equipment & Supplies	1,062,316	2.6%
Health Care Providers & Services	730,838	1.8%
Health Care Technology	25,905	0.1%
Hotels, Restaurants & Leisure	563,227	1.4%
Household Durables	116,389	0.3%
Household Products	549,022	1.4%
Independent Power and Renewable Electricity Producers	24,845	0.1%
Industrial Conglomerates	394,906	1.0%
Insurance	722,304	1.8%
Interactive Media & Services	1,427,547	3.5%
Internet & Direct Marketing Retail	1,016,641	2.5%
IT Services	1,623,636	4.0%
Leisure Products	16,617	NM
Life Sciences Tools & Services	302,408	0.8%
Machinery	465,359	1.2%
Media	421,992	1.1%
Metals & Mining	71,865	0.2%
Multiline Retail	165,311	0.4%
Multi-Utilities	343,714	0.9%
Oil, Gas & Consumable Fuels	1,210,020	3.0%
Personal Products	56,002	0.1%
Pharmaceuticals	1,273,271	3.1%
Professional Services	99,524	0.2%
Real Estate Management & Development	21,257	0.1%
Road & Rail	285,276	0.7%
Semiconductors & Semiconductor Equipment	1,151,577	2.9%
Software	1,956,048	4.8%
Specialty Retail	702,072	1.8%
Technology Hardware, Storage & Peripherals	1,247,908	3.1%
Textiles, Apparel & Luxury Goods	218,371	0.5%
Tobacco	231,625	0.6%
Trading Companies & Distributors	49,497	0.1%
Water Utilities	26,709	0.1%
Wireless Telecommunication Services	29,618	0.1%
Other**	10,698,707	26.7%
Total	$40,117,250	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

September 30, 2019 :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (63.8%)
Aaron’s, Inc. (Specialty Retail)	532	$34,186
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	697	21,663
ACI Worldwide, Inc.* (Software)	920	28,819
Acuity Brands, Inc. (Electrical Equipment)	314	42,324
Adient PLC (Auto Components)	686	15,751
Adtalem Global Education, Inc.* (Diversified Consumer Services)	433	16,493
AECOM Technology Corp.* (Construction & Engineering)	1,243	46,687
AGCO Corp. (Machinery)	499	37,774
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	535	13,113
Alleghany Corp.* (Insurance)	114	90,945
Allegheny Technologies, Inc.* (Metals & Mining)	994	20,129
ALLETE, Inc. (Electric Utilities)	407	35,576
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,313	14,417
AMC Networks, Inc.* - Class A (Media)	348	17,108
Amedisys, Inc.* (Health Care Providers & Services)	254	33,277
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,083	52,071
American Eagle Outfitters, Inc. (Specialty Retail)	1,252	20,307
American Financial Group, Inc. (Insurance)	588	63,416
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)(a)	2,037	15,074
Apergy Corp.* (Energy Equipment & Services)	610	16,501
AptarGroup, Inc. (Containers & Packaging)	505	59,817
Aqua America, Inc. (Water Utilities)	1,701	76,256
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	655	48,850
ASGN, Inc.* (Professional Services)	417	26,213
Ashland Global Holdings, Inc. (Chemicals)	477	36,753
Associated Banc-Corp. (Banks)	1,278	25,880
AutoNation, Inc.* (Specialty Retail)	463	23,474
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	376	14,085
Avis Budget Group, Inc.* (Road & Rail)	461	13,028
Avnet, Inc. (Electronic Equipment, Instruments & Components)	816	36,300
Axon Enterprise, Inc.* (Aerospace & Defense)	467	26,516
BancorpSouth Bank (Banks)	738	21,852
Bank of Hawaii Corp. (Banks)	320	27,498
Bank OZK (Banks)	953	25,988
Bed Bath & Beyond, Inc. (Specialty Retail)(a)	1,007	10,714
Belden, Inc. (Electronic Equipment, Instruments & Components)	304	16,215
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	169	56,233
Bio-Techne Corp. (Life Sciences Tools & Services)	300	58,701
Black Hills Corp. (Multi-Utilities)	481	36,907
Blackbaud, Inc. (Software)	388	35,052
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	631	15,112
Brighthouse Financial, Inc.* (Insurance)	878	35,533
Brinker International, Inc. (Hotels, Restaurants & Leisure)	296	12,630
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,347	47,621
Brown & Brown, Inc. (Insurance)	1,840	66,350
Brunswick Corp. (Leisure Products)	676	35,233
Cable One, Inc. (Media)	40	50,187
Cabot Corp. (Chemicals)	455	20,621
CACI International, Inc.* - Class A (IT Services)	196	45,327
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	4,380	51,071
Camden Property Trust (Equity Real Estate Investment Trusts)	763	84,700
Cantel Medical Corp. (Health Care Equipment & Supplies)	290	21,692
Carlisle Cos., Inc. (Industrial Conglomerates)	446	64,911
Carpenter Technology Corp. (Metals & Mining)	376	19,424
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	353	32,197
Casey’s General Stores, Inc. (Food & Staples Retailing)	290	46,736
Catalent, Inc.* (Pharmaceuticals)	1,151	54,857
Cathay General Bancorp, Inc. (Banks)	598	20,772
CDK Global, Inc. (Software)	955	45,926
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	385	50,962
Chemed Corp. (Health Care Providers & Services)	125	52,195
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	8,888	12,532
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	281	34,691
Ciena Corp.* (Communications Equipment)	1,222	47,939
Cinemark Holdings, Inc. (Entertainment)	840	32,458
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	458	24,540
Clean Harbors, Inc.* (Commercial Services & Supplies)	405	31,266
CNO Financial Group, Inc. (Insurance)	1,229	19,455
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,478	10,730
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,345	66,080
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	189	29,053
Colfax Corp.* (Machinery)	658	19,121
Commerce Bancshares, Inc. (Banks)	778	47,185
Commercial Metals Co. (Metals & Mining)	929	16,146
CommVault Systems, Inc.* (Software)	328	14,665
Compass Minerals International, Inc. (Metals & Mining)	267	15,083

	Shares	Value
Common Stocks, continued
Core Laboratories N.V. (Energy Equipment & Services)	350	$16,317
Corecivic, Inc. (Equity Real Estate Investment Trusts)	939	16,226
CoreLogic, Inc.* (IT Services)	632	29,243
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	291	35,458
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	882	26,266
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,157	43,492
Covetrus, Inc.* (Health Care Providers & Services)	768	9,132
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	189	30,741
Crane Co. (Machinery)	402	32,413
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	843	41,307
Cullen/Frost Bankers, Inc. (Banks)	449	39,759
Curtiss-Wright Corp. (Aerospace & Defense)	337	43,598
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,911	67,942
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	892	70,557
Dana Holding Corp. (Auto Components)	1,134	16,375
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	228	33,598
Delphi Technologies PLC (Auto Components)	687	9,206
Deluxe Corp. (Commercial Services & Supplies)	338	16,616
Dick’s Sporting Goods, Inc. (Specialty Retail)	519	21,180
Dillard’s, Inc. - Class A (Multiline Retail)(a)	80	5,289
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	325	79,491
Domtar Corp. (Paper & Forest Products)	493	17,654
Donaldson Co., Inc. (Machinery)	1,005	52,340
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,298	55,593
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	652	51,743
Dycom Industries, Inc.* (Construction & Engineering)	248	12,660
Eagle Materials, Inc. (Construction Materials)	331	29,793
East West Bancorp, Inc. (Banks)	1,147	50,800
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	296	37,006
Eaton Vance Corp. (Capital Markets)	891	40,033
Edgewell Personal Care Co.* (Personal Products)	427	13,873
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	515	20,533
EMCOR Group, Inc. (Construction & Engineering)	442	38,065
Encompass Health Corp. (Health Care Providers & Services)	777	49,169
Energizer Holdings, Inc. (Household Products)	505	22,008
EnerSys (Electrical Equipment)	335	22,090
EPR Properties (Equity Real Estate Investment Trusts)	611	46,961
EQT Corp. (Oil, Gas & Consumable Fuels)	2,014	21,429
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,608	23,396
Etsy, Inc.* (Internet & Direct Marketing Retail)	949	53,619
Evercore Partners, Inc. - Class A (Capital Markets)	314	25,151
Exelixis, Inc.* (Biotechnology)	2,387	42,213
F.N.B. Corp. (Banks)	2,560	29,517
FactSet Research Systems, Inc. (Capital Markets)	301	73,134
Fair Isaac Corp.* (Software)	228	69,203
Federated Investors, Inc. - Class B (Capital Markets)	758	24,567
First American Financial Corp. (Insurance)	883	52,106
First Financial Bankshares, Inc. (Banks)	1,070	35,663
First Horizon National Corp. (Banks)	2,463	39,901
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	997	39,441
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	598	34,690
FirstCash, Inc. (Consumer Finance)	339	31,076
Five Below, Inc.* (Specialty Retail)	439	55,359
Flowers Foods, Inc. (Food Products)	1,517	35,088
Fluor Corp. (Construction & Engineering)	1,101	21,062
Foot Locker, Inc. (Specialty Retail)	865	37,333
Fulton Financial Corp. (Banks)	1,310	21,196
GATX Corp. (Trading Companies & Distributors)	281	21,786
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	446	49,287
Gentex Corp. (Auto Components)	2,008	55,290
Genworth Financial, Inc.* - Class A (Insurance)	3,967	17,455
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	604	30,876
Graco, Inc. (Machinery)	1,315	60,543
Graham Holdings Co. - Class B (Diversified Consumer Services)	34	22,557
Granite Construction, Inc. (Construction & Engineering)	369	11,856
Green Dot Corp.* - Class A (Consumer Finance)	376	9,494
Greif, Inc. - Class A (Containers & Packaging)	207	7,843
GrubHub, Inc.* (Internet & Direct Marketing Retail)	720	40,471
Haemonetics Corp.* (Health Care Equipment & Supplies)	400	50,456
Hancock Holding Co. (Banks)	715	27,381
Hawaiian Electric Industries, Inc. (Electric Utilities)	859	39,179
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,019	34,137
Healthcare Services Group, Inc. (Commercial Services & Supplies)	584	14,185
HealthEquity, Inc.* (Health Care Providers & Services)	557	31,830
Helen of Troy, Ltd.* (Household Durables)	198	31,217
Herman Miller, Inc. (Commercial Services & Supplies)	465	21,432

	Shares	Value
Common Stocks, continued
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	817	$36,716
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	527	55,456
HNI Corp. (Commercial Services & Supplies)	338	11,999
Home BancShares, Inc. (Banks)	1,227	23,061
Hubbell, Inc. (Electrical Equipment)	429	56,370
ICU Medical, Inc.* (Health Care Equipment & Supplies)	151	24,100
IDACORP, Inc. (Electric Utilities)	397	44,730
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	685	24,119
Ingevity Corp.* (Chemicals)	330	27,997
Ingredion, Inc. (Food Products)	526	42,996
Insperity, Inc. (Professional Services)	305	30,079
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	560	33,639
Interactive Brokers Group, Inc. - Class A (Capital Markets)	605	32,537
InterDigital, Inc. (Communications Equipment)	245	12,855
International Bancshares Corp. (Banks)	455	17,572
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	188	8,462
ITT, Inc. (Machinery)	694	42,466
j2 Global, Inc. (Software)	366	33,240
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,097	39,240
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	204	18,588
Janus Henderson Group PLC (Capital Markets)	1,254	28,165
JBG Smith Properties (Equity Real Estate Investment Trusts)	930	36,465
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,992	36,653
JetBlue Airways Corp.* (Airlines)	2,335	39,111
John Wiley & Sons, Inc. - Class A (Media)	347	15,247
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	406	56,458
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,052	25,827
KB Home (Household Durables)	674	22,916
KBR, Inc. (Construction & Engineering)	1,116	27,387
Kemper Corp. (Insurance)	494	38,507
Kennametal, Inc. (Machinery)	650	19,981
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	732	57,015
Kirby Corp.* (Marine)	472	38,780
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	968	35,138
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	677	55,467
Lancaster Colony Corp. (Food Products)	156	21,629
Landstar System, Inc. (Road & Rail)	312	35,125
Legg Mason, Inc. (Capital Markets)	643	24,556
LendingTree, Inc.* (Thrifts & Mortgage Finance)	60	18,626
Lennox International, Inc. (Building Products)	278	67,546
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,243	63,803
Life Storage, Inc. (Equity Real Estate Investment Trusts)	368	38,791
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	150	14,931
Lincoln Electric Holdings, Inc. (Machinery)	487	42,252
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	194	34,398
LivaNova PLC* (Health Care Equipment & Supplies)	381	28,114
Live Nation Entertainment, Inc.* (Entertainment)	1,096	72,708
LiveRamp Holdings, Inc.* (IT Services)	533	22,898
LogMeIn, Inc. (Software)	390	27,674
Louisiana-Pacific Corp. (Paper & Forest Products)	974	23,941
Lumentum Holdings, Inc.* (Communications Equipment)	606	32,457
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	714	15,465
Manhattan Associates, Inc.* (Software)	506	40,819
ManpowerGroup, Inc. (Professional Services)	472	39,761
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	305	31,601
Masimo Corp.* (Health Care Equipment & Supplies)	387	57,582
MasTec, Inc.* (Construction & Engineering)	475	30,842
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	864	14,282
Mattel, Inc.* (Leisure Products)(a)	2,723	31,015
MAXIMUS, Inc. (IT Services)	503	38,862
MDU Resources Group, Inc. (Multi-Utilities)	1,569	44,230
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,517	68,793
Medidata Solutions, Inc.* (Health Care Technology)	491	44,926
MEDNAX, Inc.* (Health Care Providers & Services)	664	15,020
Mercury General Corp. (Insurance)	214	11,958
Meredith Corp. (Media)	316	11,585
Minerals Technologies, Inc. (Chemicals)	276	14,653
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	429	39,588
Molina Healthcare, Inc.* (Health Care Providers & Services)	494	54,201
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	317	49,335
MSA Safety, Inc. (Commercial Services & Supplies)	281	30,660
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	355	25,748
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,215	26,864
Murphy USA, Inc.* (Specialty Retail)	237	20,216
National Fuel Gas Co. (Gas Utilities)	680	31,906
National Instruments Corp. (Electronic Equipment, Instruments & Components)	935	39,261
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,353	76,309
Navient Corp. (Consumer Finance)	1,599	20,467

	Shares	Value
Common Stocks, continued
NCR Corp.* (Technology Hardware, Storage & Peripherals)	949	$29,950
NetScout Systems, Inc.* (Communications Equipment)	526	12,130
New Jersey Resources Corp. (Gas Utilities)	709	32,061
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,683	46,221
NewMarket Corp. (Chemicals)	58	27,381
Nordson Corp. (Machinery)	403	58,943
NorthWestern Corp. (Multi-Utilities)	398	29,870
NOW, Inc.* (Trading Companies & Distributors)	857	9,830
Nu Skin Enterprises, Inc. - Class A (Personal Products)	438	18,628
NuVasive, Inc.* (Health Care Equipment & Supplies)	410	25,986
nVent Electric PLC (Electrical Equipment)	1,226	27,021
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,283	7,899
Oceaneering International, Inc.* (Energy Equipment & Services)	780	10,569
OGE Energy Corp. (Electric Utilities)	1,578	71,610
Old Dominion Freight Line, Inc. (Road & Rail)	504	85,666
Old Republic International Corp. (Insurance)	2,246	52,938
Olin Corp. (Chemicals)	1,295	24,242
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	431	25,274
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,707	71,336
ONE Gas, Inc. (Gas Utilities)	416	39,982
Oshkosh Corp. (Machinery)	539	40,856
Owens Corning (Building Products)	857	54,162
Owens-Illinois, Inc. (Containers & Packaging)	1,225	12,581
PacWest Bancorp (Banks)	932	33,869
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	173	9,057
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,889	47,168
Patterson Cos., Inc. (Health Care Providers & Services)	678	12,082
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,597	13,654
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	803	21,834
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,030	28,655
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	858	15,980
Penumbra, Inc.* (Health Care Equipment & Supplies)	252	33,891
Perspecta, Inc. (IT Services)	1,087	28,392
Pilgrim’s Pride Corp.* (Food Products)	413	13,235
Pinnacle Financial Partners, Inc. (Banks)	570	32,348
Plantronics, Inc. (Communications Equipment)	256	9,554
PNM Resources, Inc. (Electric Utilities)	628	32,706
Polaris Industries, Inc. (Leisure Products)	453	39,869
PolyOne Corp. (Chemicals)	606	19,786
Pool Corp. (Distributors)	315	63,536
Post Holdings, Inc.* (Food Products)	541	57,260
Potlatch Corp. (Equity Real Estate Investment Trusts)	530	21,775
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	495	49,119
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	396	13,737
Primerica, Inc. (Insurance)	330	41,986
Prosperity Bancshares, Inc. (Banks)	544	38,423
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	158	28,748
PTC, Inc.* (Software)	817	55,703
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,022	28,820
Regal Beloit Corp. (Electrical Equipment)	330	24,041
Reinsurance Group of America, Inc. (Insurance)	495	79,141
Reliance Steel & Aluminum Co. (Metals & Mining)	525	52,321
RenaissanceRe Holdings, Ltd. (Insurance)	348	67,321
Repligen Corp.* (Biotechnology)	366	28,069
Resideo Technologies, Inc.* (Building Products)	968	13,891
Royal Gold, Inc. (Metals & Mining)	517	63,699
RPM International, Inc. (Chemicals)	1,022	70,325
Ryder System, Inc. (Road & Rail)	420	21,743
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,494	34,302
Sabre Corp. (IT Services)	2,157	48,306
Sally Beauty Holdings, Inc.* (Specialty Retail)	950	14,146
Sanderson Farms, Inc. (Food Products)	155	23,456
Science Applications International Corp. (IT Services)	387	33,804
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	426	8,669
SEI Investments Co. (Capital Markets)	1,000	59,255
Selective Insurance Group, Inc. (Insurance)	468	35,189
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	524	25,472
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,874	17,344
Sensient Technologies Corp. (Chemicals)	334	22,929
Service Corp. International (Diversified Consumer Services)	1,437	68,703
Service Properties Trust (Equity Real Estate Investment Trusts)	1,296	33,424
Signature Bank (Banks)	431	51,383
Silgan Holdings, Inc. (Containers & Packaging)	613	18,411
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	342	38,082
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	618	31,388
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,054	39,367
SLM Corp. (Consumer Finance)	3,362	29,670
Sonoco Products Co. (Containers & Packaging)	789	45,928
Sotheby’s* - Class A (Diversified Consumer Services)	257	14,644
Southwest Gas Corp. (Gas Utilities)	428	38,965

	Shares	Value
Common Stocks, continued
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,266	$8,233
Spectrum Brands Holdings, Inc. (Household Products)	50	2,625
Spire, Inc. (Gas Utilities)	400	34,896
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	710	33,981
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	931	18,006
Steel Dynamics, Inc. (Metals & Mining)	1,731	51,584
Stericycle, Inc.* (Commercial Services & Supplies)	718	36,568
STERIS PLC (Health Care Equipment & Supplies)	667	96,376
Sterling Bancorp (Banks)	1,617	32,437
Stifel Financial Corp. (Capital Markets)	548	31,444
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	259	10,347
Syneos Health, Inc.* (Life Sciences Tools & Services)	489	26,020
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	322	36,354
Synovus Financial Corp. (Banks)	1,216	43,484
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	737	11,409
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	482	19,680
TCF Financial Corp. (Banks)	1,210	46,065
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	281	29,291
TEGNA, Inc. (Media)	1,707	26,510
Teledyne Technologies, Inc.* (Aerospace & Defense)	287	92,411
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	769	19,840
Tempur Sealy International, Inc.* (Household Durables)	363	28,024
Tenet Healthcare Corp.* (Health Care Providers & Services)	815	18,028
Teradata Corp.* (IT Services)	899	27,869
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,339	77,540
Terex Corp. (Machinery)	516	13,401
Tetra Tech, Inc. (Commercial Services & Supplies)	431	37,393
Texas Capital Bancshares, Inc.* (Banks)	396	21,641
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	515	27,048
The Boston Beer Co., Inc.* - Class A (Beverages)	72	26,214
The Brink’s Co. (Commercial Services & Supplies)	394	32,682
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	324	13,504
The Chemours Co. (Chemicals)	1,288	19,243
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	956	16,577
The Goodyear Tire & Rubber Co. (Auto Components)	1,833	26,404
The Hain Celestial Group, Inc.* (Food Products)	632	13,572
The Hanover Insurance Group, Inc. (Insurance)	312	42,288
The New York Times Co. - Class A (Media)	1,133	32,268
The Scotts Miracle-Gro Co. - Class A (Chemicals)	311	31,666
The Timken Co. (Machinery)	539	23,452
The Toro Co. (Machinery)	840	61,571
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,454	29,051
Thor Industries, Inc. (Automobiles)	434	24,582
Toll Brothers, Inc. (Household Durables)	1,018	41,788
Tootsie Roll Industries, Inc. (Food Products)	133	4,940
Transocean, Ltd.* (Energy Equipment & Services)	4,532	20,258
TreeHouse Foods, Inc.* (Food Products)	443	24,564
Trex Co., Inc.* (Building Products)	460	41,828
TRI Pointe Group, Inc.* (Household Durables)	1,121	16,860
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,984	76,999
Trinity Industries, Inc. (Machinery)	806	15,862
Trustmark Corp. (Banks)	508	17,328
Tyler Technologies, Inc.* (Software)	304	79,800
UGI Corp. (Gas Utilities)	1,647	82,794
UMB Financial Corp. (Banks)	340	21,957
Umpqua Holdings Corp. (Banks)	1,735	28,558
United Bankshares, Inc. (Banks)	803	30,410
United States Steel Corp. (Metals & Mining)	1,346	15,546
United Therapeutics Corp.* (Biotechnology)	346	27,594
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,522	11,818
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	334	56,079
Urban Edge Properties (Equity Real Estate Investment Trusts)	907	17,950
Urban Outfitters, Inc.* (Specialty Retail)	556	15,618
Valley National Bancorp (Banks)	2,615	28,425
Valmont Industries, Inc. (Construction & Engineering)	170	23,535
Valvoline, Inc. (Chemicals)	1,483	32,670
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	861	45,573
ViaSat, Inc.* (Communications Equipment)	454	34,195
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,043	17,658
Visteon Corp.* (Auto Components)	220	18,159
W.R. Berkley Corp. (Insurance)	1,140	82,342
Washington Federal, Inc. (Thrifts & Mortgage Finance)	626	23,156
Watsco, Inc. (Trading Companies & Distributors)	257	43,479
Webster Financial Corp. (Banks)	726	34,028
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	953	27,761
Werner Enterprises, Inc. (Road & Rail)	349	12,320
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	581	82,397
WEX, Inc.* (IT Services)	341	68,906
Williams-Sonoma, Inc. (Specialty Retail)	616	41,876
Wintrust Financial Corp. (Banks)	447	28,890
Woodward, Inc. (Machinery)	444	47,877
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	515	20,569

	Shares	Value
Common Stocks, continued
World Wrestling Entertainment, Inc. - Class A (Entertainment)	375	$26,681
Worthington Industries, Inc. (Metals & Mining)	292	10,527
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,329	35,254
WW International, Inc.* (Diversified Consumer Services)	366	13,842
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	727	33,457
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	760	39,322
XPO Logistics, Inc.* (Air Freight & Logistics)	726	51,960
Yelp, Inc.* (Interactive Media & Services)	509	17,688
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	426	87,914
TOTAL COMMON STOCKS (Cost $9,029,412)		13,628,949

	Principal Amount	Value
Repurchase Agreements(b)(c) (20.6%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $4,386,246	$4,386,000	$4,386,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,386,000)		4,386,000

	Shares	Value
Collateral for Securities Loaned (0.3%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(d)	9,819	$9,819
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(d)	46,933	46,933
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(d)	5,585	5,585
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $62,337)		62,337
TOTAL INVESTMENT SECURITIES (Cost $13,477,749) - 84.7%		18,077,286
Net other assets (liabilities) - 15.3%		3,263,667

NET ASSETS - 100.0%		$21,340,953

*                                         Non-income producing security.

(a)                                 All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $61,420.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $3,056,000.

(c)                                  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                                 Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P Midcap 400 Futures Contracts	3	12/23/19	$581,460	$(8,496)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/28/19	2.36%	$13,121,178	$65,698
SPDR S&P MidCap 400 ETF	Goldman Sachs International	10/28/19	2.11%	6,904,245	22,891
				$20,025,423	$88,589

S&P MidCap 400	UBS AG	10/28/19	2.26%	$7,068,256	$46,191
SPDR S&P MidCap 400 ETF	UBS AG	10/28/19	2.21%	1,367,260	9,641
				$8,435,516	$55,832

				$28,460,939	$144,421

(1)                                 Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                                 Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraMid-Cap invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$162,525	0.8%
Air Freight & Logistics	51,960	0.2%
Airlines	39,111	0.2%
Auto Components	141,185	0.7%
Automobiles	24,582	0.1%
Banks	943,271	4.4%
Beverages	26,214	0.1%
Biotechnology	112,807	0.5%
Building Products	177,427	0.8%
Capital Markets	338,842	1.6%
Chemicals	348,266	1.7%
Commercial Services & Supplies	258,628	1.2%
Communications Equipment	149,130	0.7%
Construction & Engineering	212,094	1.0%
Construction Materials	29,793	0.1%
Consumer Finance	90,707	0.4%
Containers & Packaging	144,580	0.7%
Distributors	63,536	0.3%
Diversified Consumer Services	136,239	0.6%
Diversified Financial Services	36,653	0.2%
Electric Utilities	223,801	1.0%
Electrical Equipment	171,846	0.8%
Electronic Equipment, Instruments & Components	581,732	2.8%
Energy Equipment & Services	77,299	0.4%
Entertainment	131,847	0.6%
Equity Real Estate Investment Trusts	1,502,214	7.0%
Food & Staples Retailing	64,742	0.3%
Food Products	236,740	1.1%
Gas Utilities	260,604	1.2%
Health Care Equipment & Supplies	554,650	2.6%
Health Care Providers & Services	296,597	1.4%
Health Care Technology	59,343	0.3%
Hotels, Restaurants & Leisure	562,139	2.7%
Household Durables	140,805	0.7%
Household Products	24,633	0.1%
Industrial Conglomerates	64,911	0.3%
Insurance	796,930	3.7%
Interactive Media & Services	17,688	0.1%
Internet & Direct Marketing Retail	94,090	0.4%
IT Services	343,607	1.6%
Leisure Products	106,117	0.5%
Life Sciences Tools & Services	241,035	1.1%
Machinery	568,852	2.6%
Marine	38,780	0.2%
Media	152,905	0.7%
Metals & Mining	264,459	1.2%
Multiline Retail	30,563	0.1%
Multi-Utilities	111,007	0.5%
Oil, Gas & Consumable Fuels	218,096	1.0%
Paper & Forest Products	41,595	0.2%
Personal Products	32,501	0.2%
Pharmaceuticals	68,594	0.3%
Professional Services	96,053	0.5%
Real Estate Management & Development	56,458	0.3%
Road & Rail	252,307	1.2%
Semiconductors & Semiconductor Equipment	510,495	2.4%
Software	430,901	2.0%
Specialty Retail	294,409	1.4%
Technology Hardware, Storage & Peripherals	29,950	0.1%
Textiles, Apparel & Luxury Goods	105,162	0.5%
Thrifts & Mortgage Finance	88,003	0.4%
Trading Companies & Distributors	100,843	0.5%
Water Utilities	76,256	0.4%
Wireless Telecommunication Services	19,840	0.1%
Other**	7,712,004	36.2%
Total	$21,340,953	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP UltraNasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (65.5%)
Activision Blizzard, Inc. (Entertainment)	7,097	$375,573
Adobe Systems, Inc.* (Software)	4,492	1,240,915
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,044	291,176
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,075	203,226
Align Technology, Inc.* (Health Care Equipment & Supplies)	739	133,700
Alphabet, Inc.* - Class A (Interactive Media & Services)	2,567	3,134,666
Alphabet, Inc.* - Class C (Interactive Media & Services)	2,918	3,557,042
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4,125	7,160,628
American Airlines Group, Inc. (Airlines)	4,120	111,116
Amgen, Inc. (Biotechnology)	5,549	1,073,786
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,418	381,893
Apple, Inc. (Technology Hardware, Storage & Peripherals)	37,678	8,438,741
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	8,547	426,495
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	672	166,938
Autodesk, Inc.* (Software)	2,032	300,126
Automatic Data Processing, Inc. (IT Services)	4,015	648,101
Baidu, Inc.*ADR (Interactive Media & Services)	2,606	267,793
Biogen, Inc.* (Biotechnology)	1,707	397,424
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,660	111,884
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	393	771,305
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,683	1,016,766
Cadence Design Systems, Inc.* (Software)	2,592	171,279
Celgene Corp.* (Biotechnology)	6,558	651,209
Cerner Corp. (Health Care Technology)	2,945	200,761
Charter Communications, Inc.* - Class A (Media)	2,049	844,434
Check Point Software Technologies, Ltd.* (Software)	1,409	154,286
Cintas Corp. (Commercial Services & Supplies)	948	254,159
Cisco Systems, Inc. (Communications Equipment)	39,608	1,957,031
Citrix Systems, Inc. (Software)	1,211	116,886
Cognizant Technology Solutions Corp. (IT Services)	5,110	307,954
Comcast Corp. - Class A (Media)	41,965	1,891,782
Costco Wholesale Corp. (Food & Staples Retailing)	4,069	1,172,320
CSX Corp. (Road & Rail)	7,385	511,559
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	4,506	131,981
Dollar Tree, Inc.* (Multiline Retail)	2,189	249,896
eBay, Inc. (Internet & Direct Marketing Retail)	7,761	302,524
Electronic Arts, Inc.* (Entertainment)	2,727	266,755
Expedia, Inc. (Internet & Direct Marketing Retail)	1,266	170,163
Facebook, Inc.* - Class A (Interactive Media & Services)	20,247	3,605,585
Fastenal Co. (Trading Companies & Distributors)	5,306	173,347
Fiserv, Inc.* (IT Services)	6,289	651,478
Fox Corp. - Class A (Media)	3,193	100,691
Fox Corp. - Class B (Media)	2,429	76,611
Gilead Sciences, Inc. (Biotechnology)	11,718	742,687
Hasbro, Inc. (Leisure Products)	1,168	138,630
Henry Schein, Inc.* (Health Care Providers & Services)	1,372	87,122
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	797	216,728
Illumina, Inc.* (Life Sciences Tools & Services)	1,360	413,739
Incyte Corp.* (Biotechnology)	1,990	147,718
Intel Corp. (Semiconductors & Semiconductor Equipment)	40,989	2,112,164
Intuit, Inc. (Software)	2,406	639,852
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,066	575,565
J.B. Hunt Transport Services, Inc. (Road & Rail)	988	109,322
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	8,561	241,506
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,474	235,029
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,337	308,994
Liberty Global PLC* - Class A (Media)	1,897	46,951
Liberty Global PLC* - Class C (Media)	4,748	112,955
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,137	218,907
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	3,047	378,955
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,510	145,354
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	460	253,566
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,203	204,681
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	10,213	437,627
Microsoft Corp. (Software)	63,658	8,850,372
Mondelez International, Inc. - Class A (Food Products)	13,344	738,190
Monster Beverage Corp.* (Beverages)	5,042	292,739
Mylan N.V.* (Pharmaceuticals)	4,773	94,410
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	2,201	115,575
Netease.com, Inc.ADR (Entertainment)	675	179,672
Netflix, Inc.* (Entertainment)	4,050	1,083,861

	Shares	Value
Common Stocks, continued
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,635	$980,884
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	3,041	331,834
O’Reilly Automotive, Inc.* (Specialty Retail)	708	282,145
PACCAR, Inc. (Machinery)	3,205	224,382
Paychex, Inc. (IT Services)	3,325	275,210
PayPal Holdings, Inc.* (IT Services)	10,887	1,127,784
PepsiCo, Inc. (Beverages)	12,937	1,773,663
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	11,248	857,997
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	999	277,123
Ross Stores, Inc. (Specialty Retail)	3,374	370,634
Sirius XM Holdings, Inc. (Media)(a)	41,172	257,531
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,589	125,928
Starbucks Corp. (Hotels, Restaurants & Leisure)	11,075	979,252
Symantec Corp. (Software)	5,718	135,116
Synopsys, Inc.* (Software)	1,391	190,915
Take-Two Interactive Software, Inc.* (Entertainment)	1,047	131,231
Tesla Motors, Inc.* (Automobiles)(a)	1,657	399,122
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	8,638	1,116,376
The Kraft Heinz Co. (Food Products)	11,288	315,330
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	7,906	622,756
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	545	136,604
United Continental Holdings, Inc.* (Airlines)	2,377	210,151
VeriSign, Inc.* (IT Services)	1,095	206,550
Verisk Analytics, Inc. - Class A (Professional Services)	1,513	239,266
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,378	402,881
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	8,356	462,170
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,739	163,354
Willis Towers Watson PLC (Insurance)	1,194	230,406
Workday, Inc.* - Class A (Software)	1,517	257,829
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	996	108,285
Xcel Energy, Inc. (Electric Utilities)	4,765	309,201
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,337	224,118
TOTAL COMMON STOCKS (Cost $36,388,260)		77,020,884

	Principal Amount	Value
Repurchase Agreements(b)(c) (25.9%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $30,490,712	$30,489,000	$30,489,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,489,000)		30,489,000

	Shares	Value
Collateral for Securities Loaned (0.3%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(d)	56,297	$56,297
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(d)	269,085	269,085
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(d)	32,021	32,021
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $357,403)		357,403
TOTAL INVESTMENT SECURITIES (Cost $67,234,663) - 91.7%		107,867,287
Net other assets (liabilities) - 8.3%		9,727,063

NET ASSETS - 100.0%		$117,594,350

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $345,432.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $17,678,000.

(c)                    The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

ADR              American Depositary Receipt

NYS               New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	165	12/23/19	$25,633,575	$(378,309)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	10/28/19	2.26%	$18,624,352	$172,084
Nasdaq-100 Index	Goldman Sachs International	10/28/19	2.46%	28,851,603	152,777
				$47,475,955	$324,861

Invesco QQQ Trust, Series 1 ETF	UBS AG	10/28/19	2.31%	$24,550,321	$226,737
Nasdaq-100 Index	UBS AG	10/28/19	2.71%	60,408,221	516,726
				$84,958,542	$743,463
				$132,434,497	$1,068,324

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Airlines	$321,267	0.3%
Automobiles	399,122	0.3%
Beverages	2,066,402	1.7%
Biotechnology	4,007,938	3.3%
Commercial Services & Supplies	254,159	0.2%
Communications Equipment	1,957,031	1.7%
Electric Utilities	309,201	0.3%
Entertainment	2,037,092	1.7%
Food & Staples Retailing	1,634,490	1.4%
Food Products	1,053,520	0.9%
Health Care Equipment & Supplies	925,993	0.8%
Health Care Providers & Services	87,122	0.1%
Health Care Technology	200,761	0.2%
Hotels, Restaurants & Leisure	1,466,492	1.2%
Insurance	230,406	0.2%
Interactive Media & Services	10,565,086	9.1%
Internet & Direct Marketing Retail	9,031,673	7.8%
IT Services	3,217,077	2.7%
Leisure Products	138,630	0.1%
Life Sciences Tools & Services	413,739	0.4%
Machinery	224,382	0.2%
Media	3,330,955	2.8%
Multiline Retail	249,896	0.2%
Pharmaceuticals	94,410	0.1%
Professional Services	239,266	0.2%
Road & Rail	620,881	0.6%
Semiconductors & Semiconductor Equipment	9,364,254	7.9%
Software	12,057,576	10.2%
Specialty Retail	789,383	0.7%
Technology Hardware, Storage & Peripherals	8,717,670	7.4%
Textiles, Apparel & Luxury Goods	218,907	0.2%
Trading Companies & Distributors	173,347	0.1%
Wireless Telecommunication Services	622,756	0.5%
Other**	40,573,466	34.5%
Total	$117,594,350	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019 :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreement(a)(76.5%)
Repurchase Agreement with various counterparties, rates 1.95%-1.95%, dated 9/30/19, due 10/1/19, total to be received $3,000	$3,000	$3,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000

TOTAL INVESTMENT SECURITIES (Cost $3,000) - 76.5%		3,000
Net other assets (liabilities) - 23.5%		920

NET ASSETS - 100.0%		$3,920

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/28/19	(2.11)%	$(7,407)	$(26)
Dow Jones Industrial Average	UBS AG	10/28/19	(2.11)%	(434)	(1)
				$(7,841)	$(27)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2019 :: ProFund VP UltraShort Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.6%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $1,021,057	$1,021,000	$1,021,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,021,000)		1,021,000

TOTAL INVESTMENT SECURITIES (Cost $1,021,000) - 99.6%		1,021,000
Net other assets (liabilities) - 0.4%		4,157

NET ASSETS - 100.0%		$1,025,157

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $397,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/28/19	(2.21)%	$(540,472)	$(4,645)
Nasdaq-100 Index	UBS AG	10/28/19	(2.06)%	(1,514,776)	(13,039)
				$(2,055,248)	$(17,684)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2019 :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (65.1%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	196	$2,900
1st Source Corp. (Banks)	131	5,991
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	851	6,936
8x8, Inc.* (Software)	654	13,551
AAON, Inc. (Building Products)	327	15,022
AAR Corp. (Aerospace & Defense)	262	10,797
Aaron’s, Inc. (Specialty Retail)	524	33,671
Abercrombie & Fitch Co. - Class A (Specialty Retail)	458	7,145
ABM Industries, Inc. (Commercial Services & Supplies)	458	16,635
Acacia Communications, Inc.* (Communications Equipment)	262	17,135
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	785	28,252
Acadia Realty Trust (Equity Real Estate Investment Trusts)	589	16,834
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)(a)	196	3,640
Acceleron Pharma, Inc.* (Biotechnology)	327	12,920
ACCO Brands Corp. (Commercial Services & Supplies)	720	7,106
ACI Worldwide, Inc.* (Software)	785	24,590
Actuant Corp. - Class A (Machinery)	393	8,622
Acushnet Holdings Corp. (Leisure Products)	262	6,917
Addus Homecare Corp.* (Health Care Providers & Services)	65	5,153
Adient PLC (Auto Components)	654	15,016
Adtalem Global Education, Inc.* (Diversified Consumer Services)	393	14,969
ADTRAN, Inc. (Communications Equipment)	327	3,710
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	524	17,067
Advanced Drainage Systems, Inc. (Building Products)	262	8,455
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	262	15,041
AdvanSix, Inc.* (Chemicals)	196	5,041
Adverum Biotechnologies, Inc.* (Biotechnology)	393	2,142
Aegion Corp.* (Construction & Engineering)	196	4,190
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	327	6,285
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	524	26,467
Aerovironment, Inc.* (Aerospace & Defense)	131	7,016
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	262	3,969
Agree Realty Corp. (Equity Real Estate Investment Trusts)	262	19,165
Aimmune Therapeutics, Inc.* (Biotechnology)	327	6,847
Air Transport Services Group, Inc.* (Air Freight & Logistics)	458	9,627
Aircastle, Ltd. (Trading Companies & Distributors)	393	8,815
AK Steel Holding Corp.* (Metals & Mining)	2,286	5,189
Akebia Therapeutics, Inc.* (Biotechnology)	851	3,336
Akorn, Inc.* (Pharmaceuticals)	654	2,485
Alamo Group, Inc. (Machinery)	65	7,652
Alarm.com Holdings, Inc.* (Software)	262	12,220
Albany International Corp. - Class A (Machinery)	196	17,671
Alder Biopharmaceuticals, Inc.* (Biotechnology)	524	9,883
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	525	12,868
Allakos, Inc.* (Biotechnology)	131	10,301
Allegheny Technologies, Inc.* (Metals & Mining)	916	18,550
Allegiance Bancshares, Inc.* (Banks)	131	4,204
Allegiant Travel Co. (Airlines)	65	9,728
ALLETE, Inc. (Electric Utilities)	393	34,352
Allogene Therapeutics, Inc.* (Biotechnology)(a)	262	7,141
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,243	13,648
Altair Engineering, Inc.* - Class A (Software)	262	9,070
Altra Industrial Motion Corp. (Machinery)	458	12,684
Ambac Financial Group, Inc.* (Insurance)	327	6,393
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	262	16,463
AMC Entertainment Holdings, Inc. - Class A (Entertainment)(a)	393	4,205
Amedisys, Inc.* (Health Care Providers & Services)	262	34,324
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	327	15,284
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	851	6,995
American Eagle Outfitters, Inc. (Specialty Retail)	1,178	19,107
American Equity Investment Life Holding Co. (Insurance)	654	15,827
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	785	10,959
American Outdoor Brands Corp.* (Leisure Products)	393	2,299
American Public Education, Inc.* (Diversified Consumer Services)	131	2,927
American States Water Co. (Water Utilities)	262	23,543
American Vanguard Corp. (Chemicals)	196	3,077
American Woodmark Corp.* (Building Products)	131	11,647
America’s Car-Mart, Inc.* (Specialty Retail)	65	5,961
Ameris Bancorp (Banks)	458	18,430
AMERISAFE, Inc. (Insurance)	131	8,660
Amicus Therapeutics, Inc.* (Biotechnology)	1,702	13,650
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	720	6,552

	Shares	Value
Common Stocks, continued
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	327	$18,822
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	654	1,897
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	262	5,195
AnaptysBio, Inc.* (Biotechnology)	196	6,858
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	262	4,826
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	65	4,737
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	131	7,191
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	196	13,548
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,178	3,940
Anterix, Inc.* (Diversified Telecommunication Services)	65	2,353
Apellis Pharmaceuticals, Inc.* (Biotechnology)	327	7,877
Apogee Enterprises, Inc. (Building Products)	196	7,642
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,113	21,336
Appfolio, Inc.* (Software)	131	12,463
Appian Corp.* (Software)	196	9,310
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	262	14,882
ArcBest Corp. (Road & Rail)	196	5,968
Arch Coal, Inc. (Oil, Gas & Consumable Fuels)	131	9,720
Archrock, Inc. (Energy Equipment & Services)	916	9,133
Arcosa, Inc. (Construction & Engineering)	327	11,187
Arena Pharmaceuticals, Inc.* (Biotechnology)	393	17,988
Ares Management Corp. (Capital Markets)	458	12,279
Argan, Inc. (Construction & Engineering)	131	5,147
Argo Group International Holdings, Ltd. (Insurance)	262	18,403
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	393	7,109
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	458	7,672
ArQule, Inc.* (Biotechnology)	720	5,162
Arrow Financial Corp. (Banks)	67	2,235
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	655	18,458
Artisan Partners Asset Management, Inc. (Capital Markets)	393	11,098
Arvinas, Inc.* (Pharmaceuticals)	131	2,823
Asbury Automotive Group, Inc.* (Specialty Retail)	131	13,405
ASGN, Inc.* (Professional Services)	393	24,704
Astec Industries, Inc. (Machinery)	196	6,096
Astronics Corp.* (Aerospace & Defense)	196	5,758
Atara Biotherapeutics, Inc.* (Biotechnology)	327	4,617
Athenex, Inc.* (Biotechnology)	458	5,572
Atkore International Group, Inc.* (Electrical Equipment)	327	9,924
Atlantic Union Bankshares (Banks)	589	21,937
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	196	4,945
ATN International, Inc. (Diversified Telecommunication Services)	65	3,794
AtriCure, Inc.* (Health Care Equipment & Supplies)	262	6,534
Audentes Therapeutics, Inc.* (Biotechnology)	327	9,185
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	327	12,249
Avaya Holdings Corp.* - Class C (Software)	785	8,031
Avis Budget Group, Inc.* (Road & Rail)	458	12,943
Avista Corp. (Multi-Utilities)	458	22,186
AVX Corp. (Electronic Equipment, Instruments & Components)	327	4,970
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	262	4,478
AxoGen, Inc.* (Health Care Equipment & Supplies)	262	3,270
Axon Enterprise, Inc.* (Aerospace & Defense)	458	26,005
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	131	3,527
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	393	10,866
Axsome Therapeutics, Inc.* (Pharmaceuticals)	196	3,967
AZZ, Inc. (Electrical Equipment)	196	8,538
B&G Foods, Inc. - Class A (Food Products)(a)	458	8,661
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	196	10,525
Balchem Corp. (Chemicals)	262	25,988
Banc of California, Inc. (Banks)	327	4,624
Bancfirst Corp. (Banks)	131	7,260
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	196	3,908
BancorpSouth Bank (Banks)	720	21,319
Bandwidth, Inc.* (Diversified Telecommunication Services)	131	8,529
Bank of Marin BanCorp (Banks)	65	2,697
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	393	11,649
Banner Corp. (Banks)	262	14,717
Barnes Group, Inc. (Machinery)	327	16,854
Barrett Business Services, Inc. (Professional Services)	65	5,773
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	523	17,536
Bed Bath & Beyond, Inc. (Specialty Retail)(a)	915	9,736
Belden, Inc. (Electronic Equipment, Instruments & Components)	262	13,975
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	262	7,614
Benefitfocus, Inc.* (Software)	196	4,667
Berkshire Hills Bancorp, Inc. (Banks)	327	9,578
Berry Petroleum Corp. (Oil, Gas & Consumable Fuels)	458	4,287
Big Lots, Inc. (Multiline Retail)	262	6,419

	Shares	Value
Common Stocks, continued
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	262	$10,931
BioTelemetry, Inc.* (Health Care Providers & Services)	262	10,671
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	131	5,088
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	851	22,015
Black Hills Corp. (Multi-Utilities)	458	35,141
Blackbaud, Inc. (Software)	327	29,541
Blackline, Inc.* (Software)	327	15,634
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	916	32,838
Bloom Energy Corp.* (Electrical Equipment)	393	1,277
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	655	12,399
Blucora, Inc.* (Capital Markets)	327	7,076
Blueprint Medicines Corp.* (Biotechnology)	327	24,025
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	458	11,990
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	327	3,630
Boise Cascade Co. (Paper & Forest Products)	262	8,539
Boot Barn Holdings, Inc.* (Specialty Retail)	196	6,840
Boston Private Financial Holdings, Inc. (Banks)	589	6,865
Bottomline Technologies, Inc.* (Software)	327	12,867
Box, Inc.* - Class A (Software)	1,047	17,338
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	589	14,107
Brady Corp. - Class A (Commercial Services & Supplies)	327	17,347
Bridge BanCorp, Inc. (Banks)	131	3,872
Brightsphere Investment Group, Inc. (Capital Markets)	524	5,193
Brightview Holdings, Inc.* (Commercial Services & Supplies)	196	3,361
Brinker International, Inc. (Hotels, Restaurants & Leisure)	262	11,180
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	1,374	10,415
Brookline Bancorp, Inc. (Banks)	589	8,676
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	524	19,404
Bryn Mawr Bank Corp. (Banks)	131	4,783
Builders FirstSource, Inc.* (Building Products)	850	17,489
Byline BanCorp, Inc.* (Banks)	196	3,504
C&J Energy Services, Inc.* (Energy Equipment & Services)	458	4,914
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	196	27,677
Cactus, Inc.* - Class A (Energy Equipment & Services)	327	9,464
Cadence Bancorp. (Banks)	916	16,067
CAI International, Inc.* (Trading Companies & Distributors)	131	2,852
Calavo Growers, Inc. (Food Products)	131	12,469
Caleres, Inc. (Specialty Retail)	327	7,655
California Resources Corp.* (Oil, Gas & Consumable Fuels)	327	3,335
California Water Service Group (Water Utilities)	327	17,308
Callaway Golf Co. (Leisure Products)	654	12,693
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,702	7,387
Cal-Maine Foods, Inc. (Food Products)	262	10,468
Cambrex Corp.* (Life Sciences Tools & Services)	262	15,589
Camden National Corp. (Banks)	131	5,675
Cannae Holdings, Inc.* (Diversified Financial Services)	524	14,395
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	982	13,532
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	589	4,329
Cara Therapeutics, Inc.* (Biotechnology)	262	4,789
Carbon Black, Inc.* (Software)	393	10,214
Carbonite, Inc.* (IT Services)	262	4,058
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	262	12,450
Cardtronics PLC* - Class A (IT Services)	262	7,923
CareDx, Inc.* (Biotechnology)	328	7,416
Career Education Corp.* (Diversified Consumer Services)	524	8,326
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	720	16,924
Cargurus, Inc.* (Interactive Media & Services)	523	16,187
Carolina Financial Corp. (Banks)	131	4,656
Carpenter Technology Corp. (Metals & Mining)	327	16,893
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	654	5,615
Cars.com, Inc.* (Interactive Media & Services)	524	4,706
Carter Bank & Trust* (Banks)	196	3,702
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	328	14,084
Cass Information Systems, Inc. (IT Services)	131	7,073
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	327	3,489
Cathay General Bancorp, Inc. (Banks)	589	20,459
Cavco Industries, Inc.* (Household Durables)	65	12,486
CBIZ, Inc.* (Professional Services)	393	9,236
CBTX, Inc. (Banks)	131	3,652
CenterState Banks, Inc. (Banks)	916	21,970
Central Garden & Pet Co.* - Class A (Household Products)	327	9,066
Central Pacific Financial Corp. (Banks)	196	5,566
Century Communities, Inc.* (Household Durables)	196	6,003
Cerus Corp.* (Health Care Equipment & Supplies)	982	5,062
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	131	3,912
Chart Industries, Inc.* (Machinery)	262	16,338
Chase Corp. (Chemicals)	65	7,110
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	327	5,935

	Shares	Value
Common Stocks, continued
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	196	$7,903
Chegg, Inc.* (Diversified Consumer Services)	851	25,488
Chesapeake Utilities Corp. (Gas Utilities)	131	12,487
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	262	32,345
Cimpress N.V.* (Commercial Services & Supplies)	131	17,271
CIRCOR International, Inc.* (Machinery)	131	4,919
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	458	24,540
Cision, Ltd.* (Software)	654	5,029
City Holding Co. (Banks)	131	9,989
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	262	3,770
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	262	4,543
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	524	9,563
Cleveland-Cliffs, Inc. (Metals & Mining)(a)	2,094	15,119
Cloudera, Inc.* (Software)(a)	1,702	15,080
Clovis Oncology, Inc.* (Biotechnology)	327	1,285
CNO Financial Group, Inc. (Insurance)	1,178	18,648
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,440	10,454
Coca-Cola Consolidated, Inc. (Beverages)	65	19,752
Codexis, Inc.* (Life Sciences Tools & Services)	393	5,390
Coeur Mining, Inc.* (Metals & Mining)	1,505	7,239
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	327	18,018
Cohen & Steers, Inc. (Capital Markets)	196	10,766
Coherus Biosciences, Inc.* (Biotechnology)	458	9,279
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	327	4,416
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	262	3,008
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	589	8,517
Columbia Banking System, Inc. (Banks)	524	19,336
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	393	6,205
Columbus McKinnon Corp. (Machinery)	196	7,140
Comfort Systems USA, Inc. (Construction & Engineering)	262	11,588
Commercial Metals Co. (Metals & Mining)	851	14,790
Community Bank System, Inc. (Banks)	393	24,244
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	131	5,836
Community Trust Bancorp, Inc. (Banks)	131	5,578
CommVault Systems, Inc.* (Software)	262	11,714
Compass Minerals International, Inc. (Metals & Mining)	262	14,800
Comtech Telecommunications Corp. (Communications Equipment)	196	6,370
Conduent, Inc.* (IT Services)	1,243	7,731
CONMED Corp. (Health Care Equipment & Supplies)	196	18,845
Connecticut Water Service, Inc. (Water Utilities)	65	4,554
ConnectOne Bancorp, Inc. (Banks)	262	5,816
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	196	3,063
Continental Building Products, Inc.* (Building Products)	262	7,150
Contura Energy, Inc.* (Oil, Gas & Consumable Fuels)	131	3,663
Cooper Tire & Rubber Co. (Auto Components)	393	10,265
Cooper-Standard Holding, Inc.* (Auto Components)	131	5,355
Corcept Therapeutics, Inc.* (Pharmaceuticals)	720	10,177
Corecivic, Inc. (Equity Real Estate Investment Trusts)	852	14,723
Core-Mark Holding Co., Inc. (Distributors)	327	10,502
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	65	3,069
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	327	3,306
Cornerstone OnDemand, Inc.* (Software)	393	21,544
CorVel Corp.* (Health Care Providers & Services)	65	4,921
Covanta Holding Corp. (Commercial Services & Supplies)	851	14,714
Cowen Group, Inc.* - Class A (Capital Markets)	196	3,016
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	131	21,307
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	458	12,714
CryoLife, Inc.* (Health Care Equipment & Supplies)	262	7,113
CryoPort, Inc.* (Health Care Equipment & Supplies)	196	3,206
CSG Systems International, Inc. (IT Services)	262	13,540
CSW Industrials, Inc. (Building Products)	131	9,043
CTS Corp. (Electronic Equipment, Instruments & Components)	262	8,478
Cubic Corp. (Aerospace & Defense)	262	18,453
Cushman & Wakefield PLC* (Real Estate Management & Development)	720	13,342
Customers Bancorp, Inc.* (Banks)	196	4,065
CVB Financial Corp. (Banks)	982	20,494
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	196	8,630
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	524	2,683
Cytokinetics, Inc.* (Biotechnology)	393	4,472
Cytomx Therapeutics, Inc.* (Biotechnology)	327	2,413
Dana Holding Corp. (Auto Components)	1,047	15,119
Darling Ingredients, Inc.* (Food Products)	1,178	22,535
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	262	10,205
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	196	28,882
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	589	21,380
Deluxe Corp. (Commercial Services & Supplies)	327	16,075
Denali Therapeutics, Inc.* (Biotechnology)	327	5,010
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,338	3,972

	Shares	Value
Common Stocks, continued
Denny’s Corp.* (Hotels, Restaurants & Leisure)	458	$10,426
Dermira, Inc.* (Pharmaceuticals)	327	2,090
Designer Brands, Inc. (Specialty Retail)	458	7,841
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	654	4,022
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)(a)	458	2,546
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,505	15,426
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	393	5,643
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	589	6,597
Digimarc Corp.* (Software)	65	2,541
Dillard’s, Inc. - Class A (Multiline Retail)(a)	65	4,297
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	262	5,609
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	131	9,938
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	327	13,129
DMC Global, Inc. (Machinery)	131	5,761
Domo, Inc.* (Software)	131	2,093
Dorman Products, Inc.* (Auto Components)	196	15,590
Douglas Dynamics, Inc. (Machinery)	196	8,736
Dril-Quip, Inc.* (Energy Equipment & Services)	262	13,148
Ducommun, Inc.* (Aerospace & Defense)	65	2,756
DXP Enterprises, Inc.* (Trading Companies & Distributors)	131	4,548
Dycom Industries, Inc.* (Construction & Engineering)	196	10,006
Eagle Bancorp, Inc. (Banks)	262	11,690
Eagle Pharmaceuticals, Inc.* (Biotechnology)	65	3,677
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	524	11,161
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	262	32,754
Ebix, Inc. (Software)	196	8,252
Echo Global Logistics, Inc.* (Air Freight & Logistics)	196	4,439
Edgewell Personal Care Co.* (Personal Products)	393	12,769
Editas Medicine, Inc.* (Biotechnology)	393	8,937
eHealth, Inc.* (Insurance)	196	13,091
El Paso Electric Co. (Electric Utilities)	327	21,935
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	458	18,260
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	196	3,542
EMCOR Group, Inc. (Construction & Engineering)	393	33,846
Emergent BioSolutions, Inc.* (Biotechnology)	327	17,096
Employers Holdings, Inc. (Insurance)	262	11,418
Enanta Pharmaceuticals, Inc.* (Biotechnology)	131	7,870
Encore Capital Group, Inc.* (Consumer Finance)	196	6,532
Encore Wire Corp. (Electrical Equipment)	131	7,373
Endo International PLC* (Pharmaceuticals)	1,636	5,252
Endologix, Inc.* (Health Care Equipment & Supplies)	1	4
EnerSys (Electrical Equipment)	327	21,562
Ennis, Inc. (Commercial Services & Supplies)	196	3,961
Enova International, Inc.* (Consumer Finance)	262	5,437
Enphase Energy, Inc.* (Electrical Equipment)	654	14,538
EnPro Industries, Inc. (Machinery)	131	8,993
Enstar Group, Ltd.* (Insurance)	65	12,345
Entercom Communications Corp. - Class A (Media)	916	3,059
Enterprise Financial Services Corp. (Banks)	196	7,987
Envestnet, Inc.* (Software)	327	18,541
Epizyme, Inc.* (Biotechnology)	589	6,076
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	65	4,946
ESCO Technologies, Inc. (Machinery)	196	15,594
Esperion Therapeutics, Inc.* (Biotechnology)	196	7,185
Essent Group, Ltd. (Thrifts & Mortgage Finance)	720	34,323
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	527	12,074
Ethan Allen Interiors, Inc. (Household Durables)	196	3,744
Eventbrite, Inc.* (Interactive Media & Services)	262	4,640
Everbridge, Inc.* (Software)	262	16,168
Everi Holdings, Inc.* (IT Services)	524	4,433
EVERTEC, Inc. (IT Services)	458	14,299
Evo Payments, Inc.* (IT Services)	262	7,367
Evolent Health, Inc.* (Health Care Technology)	524	3,768
Evoqua Water Technologies Corp.* (Machinery)	524	8,918
ExlService Holdings, Inc.* (IT Services)	262	17,544
Exponent, Inc. (Professional Services)	393	27,471
Exterran Corp.* (Energy Equipment & Services)	262	3,422
Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)(a)	720	2,117
Extreme Networks, Inc.* (Communications Equipment)	851	6,191
EZCORP, Inc.* - Class A (Consumer Finance)	393	2,537
Fabrinet* (Electronic Equipment, Instruments & Components)	262	13,703
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	131	6,334
Fate Therapeutics, Inc.* (Biotechnology)	393	6,103
FB Financial Corp. (Banks)	131	4,919
FBL Financial Group, Inc. - Class A (Insurance)	65	3,868
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	65	5,308
Federal Signal Corp. (Machinery)	458	14,995
Federated Investors, Inc. - Class B (Capital Markets)	720	23,335
Ferro Corp.* (Chemicals)	589	6,986

	Shares	Value
Common Stocks, continued
FGL Holdings (Diversified Financial Services)	1,048	$8,363
FibroGen, Inc.* (Biotechnology)	589	21,781
Financial Institutions, Inc. (Banks)	131	3,954
First Bancorp (Banks)	196	7,036
First BanCorp. (Banks)	1,571	15,679
First Bancshares, Inc. (The) (Banks)	131	4,231
First Busey Corp. (Banks)	393	9,935
First Commonwealth Financial Corp. (Banks)	720	9,562
First Community Bancshares, Inc. (Banks)	131	4,240
First Defiance Financial Corp. (Thrifts & Mortgage Finance)	131	3,794
First Financial Bancorp (Banks)	720	17,622
First Financial Bankshares, Inc. (Banks)	982	32,729
First Financial Corp. (Banks)	65	2,826
First Foundation, Inc. (Banks)	262	4,002
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	916	36,236
First Interstate BancSystem - Class A (Banks)	262	10,543
First Merchants Corp. (Banks)	458	17,237
First Mid Bancshares, Inc. (Banks)	131	4,535
First Midwest Bancorp, Inc. (Banks)	785	15,292
First of Long Island Corp. (The) (Banks)	196	4,459
FirstCash, Inc. (Consumer Finance)	327	29,975
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	1,636	6,233
Five9, Inc.* (Software)	458	24,613
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	196	7,321
Fluidigm Corp.* (Life Sciences Tools & Services)	524	2,426
Flushing Financial Corp. (Banks)	196	3,960
Focus Financial Partners, Inc.* (Capital Markets)	196	4,665
ForeScout Technologies, Inc.* (Software)	327	12,400
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	524	9,770
Forrester Research, Inc. (Professional Services)	65	2,089
Forward Air Corp. (Air Freight & Logistics)	196	12,490
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	327	4,091
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	524	14,819
Fox Factory Holding Corp.* (Auto Components)	262	16,307
Franklin Electric Co., Inc. (Machinery)	327	15,634
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	784	6,633
Frank’s International N.V.* (Energy Equipment & Services)	785	3,729
Fresh Del Monte Produce, Inc. (Food Products)	196	6,686
Freshpet, Inc.* (Food Products)	197	9,805
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	393	4,543
FTI Consulting, Inc.* (Professional Services)	262	27,768
Fulton Financial Corp. (Banks)	1,178	19,060
Funko, Inc.* (Distributors)	131	2,695
G1 Therapeutics, Inc.* (Biotechnology)	262	5,968
GameStop Corp. - Class A (Specialty Retail)(a)	720	3,974
Gannett Co., Inc. (Media)	785	8,431
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	327	4,202
GATX Corp. (Trading Companies & Distributors)	262	20,313
GCP Applied Technologies, Inc.* (Chemicals)	393	7,565
Generac Holdings, Inc.* (Electrical Equipment)	458	35,881
Genesco, Inc.* (Specialty Retail)	131	5,243
Genomic Health, Inc.* (Biotechnology)	196	13,293
Gentherm, Inc.* (Auto Components)	262	10,764
Genworth Financial, Inc.* - Class A (Insurance)	3,730	16,412
German American BanCorp, Inc. (Banks)	196	6,282
Getty Realty Corp. (Equity Real Estate Investment Trusts)	262	8,400
Gibraltar Industries, Inc.* (Building Products)	262	12,036
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	327	8,427
Glacier Bancorp, Inc. (Banks)	589	23,831
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	196	4,606
Glaukos Corp.* (Health Care Equipment & Supplies)	262	16,378
Global Blood Therapeutics, Inc.* (Biotechnology)	393	19,068
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	589	11,486
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	589	30,110
Glu Mobile, Inc.* (Entertainment)	851	4,246
Gms, Inc.* (Trading Companies & Distributors)	262	7,525
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	720	9,353
Goosehead Insurance, Inc. (Insurance)	65	3,208
GoPro, Inc.* - Class A (Household Durables)	917	4,755
Gorman-Rupp Co. (Machinery)	131	4,557
Gossamer Bio, Inc.* (Biotechnology)	131	2,199
Granite Construction, Inc. (Construction & Engineering)	327	10,507
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	393	7,365
Gray Television, Inc.* (Media)	654	10,673
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	458	4,786
Great Southern BanCorp, Inc. (Banks)	65	3,702
Great Western Bancorp, Inc. (Banks)	393	12,969
Green Dot Corp.* - Class A (Consumer Finance)	393	9,923
Greif, Inc. - Class A (Containers & Packaging)	196	7,427
Griffon Corp. (Building Products)	262	5,494
Group 1 Automotive, Inc. (Specialty Retail)	131	12,093
Groupon, Inc.* (Internet & Direct Marketing Retail)	3,338	8,879
GTT Communications, Inc.* (IT Services)	262	2,468

	Shares	Value
Common Stocks, continued
GUESS?, Inc. (Specialty Retail)	392	$7,264
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,178	3,192
H&E Equipment Services, Inc. (Trading Companies & Distributors)	262	7,561
H.B. Fuller Co. (Chemicals)	393	18,298
Haemonetics Corp.* (Health Care Equipment & Supplies)	393	49,573
Halozyme Therapeutics, Inc.* (Biotechnology)	1,047	16,239
Hamilton Lane, Inc. (Capital Markets)	131	7,462
Hancock Holding Co. (Banks)	655	25,083
Hanger, Inc.* (Health Care Providers & Services)	262	5,340
Hanmi Financial Corp. (Banks)	196	3,681
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	458	13,351
Harmonic, Inc.* (Communications Equipment)	654	4,303
Harsco Corp.* (Machinery)	589	11,167
Hawaiian Holdings, Inc. (Airlines)	327	8,587
Hawkins, Inc. (Chemicals)	65	2,763
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	916	30,686
Healthcare Services Group, Inc. (Commercial Services & Supplies)	524	12,728
HealthEquity, Inc.* (Health Care Providers & Services)	458	26,172
HealthStream, Inc.* (Health Care Technology)	196	5,074
Heartland Express, Inc. (Road & Rail)	327	7,034
Heartland Financial USA, Inc. (Banks)	262	11,722
Hecla Mining Co. (Metals & Mining)	3,534	6,220
Heidrick & Struggles International, Inc. (Professional Services)	131	3,576
Helen of Troy, Ltd.* (Household Durables)	196	30,902
Helios Technologies, Inc. (Machinery)	196	7,952
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,047	8,439
Herc Holdings, Inc.* (Trading Companies & Distributors)	196	9,116
Heritage Commerce Corp. (Banks)	327	3,844
Heritage Financial Corp. (Banks)	262	7,064
Herman Miller, Inc. (Commercial Services & Supplies)	458	21,109
Heron Therapeutics, Inc.* (Biotechnology)	524	9,694
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	262	3,899
Hertz Global Holdings, Inc.* (Road & Rail)	720	9,965
Heska Corp.* (Health Care Equipment & Supplies)	65	4,607
Hillenbrand, Inc. (Machinery)	458	14,143
Hilltop Holdings, Inc. (Banks)	524	12,518
HMS Holdings Corp.* (Health Care Technology)	654	22,540
HNI Corp. (Commercial Services & Supplies)	327	11,609
Home BancShares, Inc. (Banks)	1,113	20,919
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	196	5,355
Homology Medicines, Inc.* (Biotechnology)	196	3,548
Hope Bancorp, Inc. (Banks)	916	13,135
Horace Mann Educators Corp. (Insurance)	327	15,150
Horizon BanCorp, Inc. (Banks)	262	4,548
Hostess Brands, Inc.* (Food Products)	720	10,069
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	785	4,184
Houlihan Lokey, Inc. (Capital Markets)	262	11,816
Hub Group, Inc.* - Class A (Air Freight & Logistics)	262	12,183
Hudson, Ltd.* - Class A (Specialty Retail)	262	3,215
Huron Consulting Group, Inc.* (Professional Services)	196	12,023
Hyster-Yale Materials Handling, Inc. (Machinery)	65	3,557
IBERIABANK Corp. (Banks)	393	29,686
ICF International, Inc. (Professional Services)	131	11,066
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	131	3,168
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	458	16,117
IMAX Corp.* (Entertainment)	393	8,627
Immunomedics, Inc.* (Biotechnology)	1,309	17,357
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	131	4,039
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	654	9,359
Independent Bank Corp. (Banks)	262	19,558
Independent Bank Corp. (Banks)	196	4,178
Independent Bank Group, Inc. (Banks)	262	13,784
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	458	9,733
Infinera Corp.* (Communications Equipment)	1,309	7,134
Ingevity Corp.* (Chemicals)	327	27,742
Ingles Markets, Inc. (Food & Staples Retailing)	131	5,091
Innophos Holdings, Inc. (Chemicals)	131	4,252
Innospec, Inc. (Chemicals)	196	17,471
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)(a)	65	6,004
Innoviva, Inc.* (Pharmaceuticals)	458	4,827
Inogen, Inc.* (Health Care Equipment & Supplies)	131	6,276
Inovalon Holdings, Inc.* (Health Care Technology)	524	8,588
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	327	19,963
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	262	14,591
Insmed, Inc.* (Biotechnology)	589	10,390
Insperity, Inc. (Professional Services)	262	25,838
Inspire Medical Systems, Inc.* (Health Care Technology)	65	3,966
Installed Building Products, Inc.* (Household Durables)	196	11,239
Instructure, Inc.* (Software)	262	10,150
Integer Holdings Corp.* (Health Care Equipment & Supplies)	262	19,797
Intellia Therapeutics, Inc.* (Biotechnology)	262	3,498
Intelsat S.A.* (Diversified Telecommunication Services)	524	11,947
Inter Parfums, Inc. (Personal Products)	131	9,166

	Shares	Value
Common Stocks, continued
Intercept Pharmaceuticals, Inc.* (Biotechnology)	196	$13,007
InterDigital, Inc. (Communications Equipment)	262	13,747
Interface, Inc. (Commercial Services & Supplies)	458	6,614
International Bancshares Corp. (Banks)	393	15,178
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	196	3,775
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	196	8,822
Intersect ENT, Inc.* (Pharmaceuticals)	196	3,334
INTL FCStone, Inc.* (Capital Markets)	131	5,379
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	327	2,443
Intrexon Corp.* (Biotechnology)(a)	524	2,997
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	916	14,024
Investors Bancorp, Inc. (Banks)	1,702	19,335
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	65	4,854
Invitae Corp.* (Biotechnology)	654	12,603
Iovance Biotherapeutics, Inc.* (Biotechnology)	851	15,488
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	196	14,526
Iridium Communications, Inc.* (Diversified Telecommunication Services)	720	15,322
iRobot Corp.* (Household Durables)	196	12,087
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,113	9,555
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	458	5,977
Itron, Inc.* (Electronic Equipment, Instruments & Components)	262	19,378
J & J Snack Foods Corp. (Food Products)	131	25,151
j2 Global, Inc. (Software)	327	29,698
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	196	17,860
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	458	3,325
James River Group Holdings, Ltd. (Insurance)	196	10,043
Jeld-Wen Holding, Inc.* (Building Products)	524	10,108
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	131	2,522
John B. Sanfilippo & Son, Inc. (Food Products)	65	6,279
John Bean Technologies Corp. (Machinery)	196	19,488
K12, Inc.* (Diversified Consumer Services)	262	6,917
Kadant, Inc. (Machinery)	65	5,706
Kaiser Aluminum Corp. (Metals & Mining)	131	12,965
Kaman Corp. - Class A (Trading Companies & Distributors)	196	11,654
KB Home (Household Durables)	589	20,026
KBR, Inc. (Construction & Engineering)	1,047	25,693
Kearny Financial Corp. (Thrifts & Mortgage Finance)	589	7,681
Kelly Services, Inc. - Class A (Professional Services)	262	6,346
KEMET Corp. (Electronic Equipment, Instruments & Components)	392	7,127
Kennametal, Inc. (Machinery)	589	18,106
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	916	20,078
Kforce, Inc. (Professional Services)	196	7,416
Kimball International, Inc. - Class B (Commercial Services & Supplies)	262	5,057
Kinsale Capital Group, Inc. (Insurance)	131	13,534
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	589	9,512
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	196	3,828
Knoll, Inc. (Commercial Services & Supplies)	327	8,289
Knowles Corp.* (Electronic Equipment, Instruments & Components)	589	11,980
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	327	11,478
Koppers Holdings, Inc.* (Chemicals)	131	3,827
Korn/Ferry International (Professional Services)	393	15,186
Kraton Performance Polymers, Inc.* (Chemicals)	262	8,460
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	654	12,161
Kura Oncology, Inc.* (Biotechnology)	196	2,973
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	785	13,557
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	851	2,017
Lakeland Bancorp, Inc. (Banks)	327	5,046
Lakeland Financial Corp. (Banks)	196	8,620
Lancaster Colony Corp. (Food Products)	131	18,163
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	262	6,567
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,309	3,155
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	916	16,749
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	720	11,934
La-Z-Boy, Inc. (Household Durables)	327	10,984
LCI Industries (Auto Components)	196	18,004
LegacyTexas Financial Group, Inc. (Banks)	327	14,234
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	131	4,478
LendingClub Corp.* (Consumer Finance)	484	6,331
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,702	17,446
LGI Homes, Inc.* (Household Durables)	131	10,915
LHC Group, Inc.* (Health Care Providers & Services)	196	22,258
Liberty Braves Group* - Class C (Entertainment)	262	7,271
Liberty Latin America, Ltd.* - Class A (Media)	327	5,582
Liberty Latin America, Ltd.* - Class C (Media)	851	14,548
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	327	3,541
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	524	4,931
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	131	13,040
Lindsay Corp. (Machinery)	65	6,035

	Shares	Value
Common Stocks, continued
Lithia Motors, Inc. - Class A (Specialty Retail)	131	$17,342
LivaNova PLC* (Health Care Equipment & Supplies)	327	24,129
Live Oak Bancshares, Inc. (Banks)	196	3,548
Livent Corp.* (Chemicals)	1,047	7,004
LivePerson, Inc.* (Software)	458	16,351
LiveRamp Holdings, Inc.* (IT Services)	524	22,511
Loral Space & Communications, Inc.* (Media)	65	2,691
Louisiana-Pacific Corp. (Paper & Forest Products)	916	22,514
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	262	13,420
Lumentum Holdings, Inc.* (Communications Equipment)	589	31,547
Luminex Corp. (Life Sciences Tools & Services)	327	6,753
Luxfer Holdings PLC (Machinery)	196	3,054
M.D.C. Holdings, Inc. (Household Durables)	393	16,938
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	327	7,029
M/I Homes, Inc.* (Household Durables)	196	7,379
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	654	14,166
MacroGenics, Inc.* (Biotechnology)	327	4,173
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	65	5,604
Magellan Health, Inc.* (Health Care Providers & Services)	131	8,135
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	720	7,992
Malibu Boats, Inc.* (Leisure Products)	131	4,019
Mallinckrodt PLC* (Pharmaceuticals)(a)	589	1,419
ManTech International Corp. - Class A (IT Services)	196	13,996
Marcus & Millichap, Inc.* (Real Estate Management & Development)	196	6,956
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	327	33,879
Marten Transport, Ltd. (Road & Rail)	262	5,444
Masonite International Corp.* (Building Products)	196	11,368
MasTec, Inc.* (Construction & Engineering)	458	29,738
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	785	12,976
Materion Corp. (Metals & Mining)	131	8,038
Matrix Service Co.* (Energy Equipment & Services)	197	3,377
Matson, Inc. (Marine)	327	12,266
Matthews International Corp. - Class A (Commercial Services & Supplies)	196	6,936
Maxar Technologies, Inc. (Aerospace & Defense)	458	3,481
MAXIMUS, Inc. (IT Services)	458	35,385
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	458	10,250
MBIA, Inc.* (Insurance)	589	5,436
McDermott International, Inc.* (Energy Equipment & Services)(a)	1,310	2,646
McGrath RentCorp (Commercial Services & Supplies)	196	13,640
Medifast, Inc. (Personal Products)	65	6,736
Medpace Holdings* (Life Sciences Tools & Services)	196	16,472
Mercantile Bank Corp. (Banks)	131	4,297
Mercury Systems, Inc.* (Aerospace & Defense)	393	31,901
Meredith Corp. (Media)	262	9,605
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	327	6,131
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	327	3,103
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	393	11,971
Meritage Homes Corp.* (Household Durables)	262	18,432
Meritor, Inc.* (Machinery)	589	10,897
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	262	8,544
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	262	8,814
MGE Energy, Inc. (Electric Utilities)	262	20,926
MGP Ingredients, Inc. (Beverages)	65	3,229
MicroStrategy, Inc.* - Class A (Software)	65	9,644
Middlesex Water Co. (Water Utilities)	131	8,510
Midland States BanCorp, Inc. (Banks)	131	3,413
Milacron Holdings Corp.* (Machinery)	524	8,735
Minerals Technologies, Inc. (Chemicals)	262	13,910
Mirati Therapeutics, Inc.* (Biotechnology)	196	15,270
Mobile Mini, Inc. (Commercial Services & Supplies)	327	12,053
MobileIron, Inc.* (Software)	720	4,712
Model N, Inc.* (Software)	262	7,273
Modine Manufacturing Co.* (Auto Components)	393	4,468
Moelis & Co. (Capital Markets)	327	10,742
Momenta Pharmaceuticals, Inc.* (Biotechnology)	720	9,331
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	65	2,710
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	654	9,424
Monotype Imaging Holdings, Inc. (Software)	327	6,478
Monro Muffler Brake, Inc. (Specialty Retail)	262	20,701
Moog, Inc. - Class A (Aerospace & Defense)	262	21,253
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	131	3,257
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	589	6,255
MRC Global, Inc.* (Trading Companies & Distributors)	589	7,145
MSA Safety, Inc. (Commercial Services & Supplies)	262	28,587
MSG Networks, Inc.* - Class A (Media)	458	7,429
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	131	7,238
Mueller Industries, Inc. (Machinery)	393	11,271
Mueller Water Products, Inc. - Class A (Machinery)	1,178	13,241

	Shares	Value
Common Stocks, continued
Murphy USA, Inc.* (Specialty Retail)	196	$16,719
Myers Industries, Inc. (Containers & Packaging)	262	4,624
Myokardia, Inc.* (Pharmaceuticals)	327	17,053
MYR Group, Inc.* (Construction & Engineering)	131	4,099
Myriad Genetics, Inc.* (Biotechnology)	524	15,002
Nabors Industries, Ltd. (Energy Equipment & Services)	2,552	4,772
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	196	6,394
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	262	5,657
Natera, Inc.* (Biotechnology)	393	12,890
National Bank Holdings Corp. (Banks)	196	6,701
National Beverage Corp. (Beverages)(a)	65	2,883
National General Holdings Corp. (Insurance)	524	12,062
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	327	26,942
National Healthcare Corp. (Health Care Providers & Services)	65	5,320
National Presto Industries, Inc. (Aerospace & Defense)	65	5,791
National Research Corp. (Health Care Providers & Services)	65	3,754
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	393	13,114
National Vision Holdings, Inc.* (Specialty Retail)	588	14,153
Natus Medical, Inc.* (Health Care Equipment & Supplies)	262	8,342
Navigant Consulting, Inc. (Professional Services)	262	7,323
Navistar International Corp.* (Machinery)	393	11,047
NBT Bancorp, Inc. (Banks)	327	11,965
Neenah, Inc. (Paper & Forest Products)	131	8,531
Nelnet, Inc. - Class A (Consumer Finance)	131	8,332
Neogen Corp.* (Health Care Equipment & Supplies)	393	26,767
NeoGenomics, Inc.* (Life Sciences Tools & Services)	654	12,504
NETGEAR, Inc.* (Communications Equipment)	196	6,315
NetScout Systems, Inc.* (Communications Equipment)	524	12,083
Nevro Corp.* (Health Care Equipment & Supplies)	196	16,850
New Jersey Resources Corp. (Gas Utilities)	654	29,574
New Media Investment Group, Inc. (Media)(a)	458	4,035
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	589	3,935
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,505	9,165
Newmark Group, Inc. (Real Estate Management & Development)	1,047	9,486
Newpark Resources, Inc.* (Energy Equipment & Services)	654	4,983
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	131	6,126
NextGen Healthcare, Inc.* (Health Care Technology)	393	6,158
NIC, Inc. (IT Services)	458	9,458
Nicolet Bankshares, Inc.* (Banks)	65	4,327
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	262	4,103
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	458	12,027
Noble Corp. PLC* (Energy Equipment & Services)	1,832	2,327
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,029	3,977
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	327	5,252
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	720	11,801
Northwest Natural Holding Co. (Gas Utilities)	196	13,983
NorthWestern Corp. (Multi-Utilities)	393	29,495
Novagold Resources, Inc.* (Metals & Mining)	1,702	10,331
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	262	21,411
Novocure, Ltd.* (Health Care Equipment & Supplies)	589	44,045
NOW, Inc.* (Trading Companies & Distributors)	785	9,004
NuVasive, Inc.* (Health Care Equipment & Supplies)	393	24,908
NV5 Global, Inc.* (Construction & Engineering)	65	4,438
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,356	8,152
Oceaneering International, Inc.* (Energy Equipment & Services)	720	9,757
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	393	9,275
Office Depot, Inc. (Specialty Retail)	3,983	6,990
Office Properties Income Trust (Equity Real Estate Investment Trusts)	327	10,019
OFG Bancorp (Banks)	393	8,607
Oil States International, Inc.* (Energy Equipment & Services)	458	6,091
Old National Bancorp (Banks)	1,243	21,386
Omeros Corp.* (Pharmaceuticals)(a)	327	5,340
Omnicell, Inc.* (Health Care Technology)	327	23,633
ONE Gas, Inc. (Gas Utilities)	393	37,771
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	131	3,606
OneSpan, Inc.* (Software)	262	3,799
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	327	5,078
OPKO Health, Inc.* (Biotechnology)	2,487	5,198
Opus Bank (Banks)	131	2,852
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	458	3,421
ORBCOMM, Inc.* (Diversified Telecommunication Services)	524	2,494
Origin BanCorp, Inc. (Banks)	131	4,420
Orion Engineered Carbons SA (Chemicals)	458	7,653
Oritani Financial Corp. (Thrifts & Mortgage Finance)	262	4,636
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	262	19,464

	Shares	Value
Common Stocks, continued
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	131	$6,946
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	131	13,304
Otter Tail Corp. (Electric Utilities)	262	14,083
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	131	9,393
P.H. Glatfelter Co. (Paper & Forest Products)	327	5,033
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,047	5,403
Pacific Premier Bancorp, Inc. (Banks)	458	14,285
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	327	12,449
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	131	6,858
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	262	5,989
Park National Corp. (Banks)	131	12,420
Parsons Corp.* (Aerospace & Defense)	131	4,320
Patrick Industries, Inc.* (Building Products)	196	8,404
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	654	17,612
Patterson Cos., Inc. (Health Care Providers & Services)	589	10,496
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	458	12,710
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	524	7,713
Peapack Gladstone Financial Corp. (Banks)	131	3,672
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	982	27,319
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	785	14,621
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)(a)	524	2,997
Pennymac Financial Services, Inc.* (Thrifts & Mortgage Finance)	196	5,954
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	524	11,649
Peoples BanCorp, Inc. (Banks)	131	4,167
People’s Utah BanCorp (Banks)	131	3,706
Perficient, Inc.* (IT Services)	262	10,108
Performance Food Group Co.* (Food & Staples Retailing)	785	36,117
Perspecta, Inc. (IT Services)	1,048	27,374
Petiq, Inc.* (Health Care Providers & Services)	131	3,571
PGT, Inc.* (Building Products)	393	6,787
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	131	2,794
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	458	4,983
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,374	24,389
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	916	19,126
Piper Jaffray Cos. (Capital Markets)	131	9,888
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,309	5,982
PJT Partners, Inc. (Capital Markets)	196	7,977
Plantronics, Inc. (Communications Equipment)	262	9,778
Playags, Inc.* (Hotels, Restaurants & Leisure)	196	2,015
Plexus Corp.* (Electronic Equipment, Instruments & Components)	196	12,252
Plug Power, Inc.* (Electrical Equipment)(a)	1,702	4,476
PNM Resources, Inc. (Electric Utilities)	589	30,675
PolyOne Corp. (Chemicals)	589	19,231
Portland General Electric Co. (Electric Utilities)	654	36,866
Portola Pharmaceuticals, Inc.* (Biotechnology)	458	12,284
Potlatch Corp. (Equity Real Estate Investment Trusts)	458	18,817
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	196	17,724
PQ Group Holdings, Inc.* (Chemicals)	262	4,176
PRA Group, Inc.* (Consumer Finance)	327	11,049
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	327	4,725
Preferred Bank (Banks)	131	6,862
Presidio, Inc. (IT Services)	327	5,526
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	393	13,633
PriceSmart, Inc. (Food & Staples Retailing)	196	13,936
Primo Water Corp.* (Beverages)	262	3,217
Primoris Services Corp. (Construction & Engineering)	327	6,412
Principia BioPharma, Inc.* (Biotechnology)	65	1,836
ProAssurance Corp. (Insurance)	393	15,826
Progenics Pharmaceuticals, Inc.* (Biotechnology)	654	3,306
Progress Software Corp. (Software)	327	12,446
ProPetro Holding Corp.* (Energy Equipment & Services)	589	5,354
PROS Holdings, Inc.* (Software)	262	15,615
Proto Labs, Inc.* (Machinery)	196	20,013
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	458	11,235
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	131	23,835
PTC Therapeutics, Inc.* (Biotechnology)	393	13,291
Q2 Holdings, Inc.* (Software)	262	20,664
QAD, Inc. (Software)	65	3,002
QCR Holdings, Inc. (Banks)	131	4,975
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	1,767	6,538
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	393	20,204
Quaker Chemical Corp. (Chemicals)	65	10,279
Qualys, Inc.* (Software)	262	19,799
Quanex Building Products Corp. (Building Products)	262	4,737
Quidel Corp.* (Health Care Equipment & Supplies)	262	16,074
QuinStreet, Inc.* (Interactive Media & Services)	327	4,117
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	589	4,606
R1 RCM, Inc.* (Health Care Providers & Services)	720	6,430

	Shares	Value
Common Stocks, continued
Ra Pharmaceuticals, Inc.* (Biotechnology)	262	$6,196
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,505	34,375
Radius Health, Inc.* (Biotechnology)	327	8,420
RadNet, Inc.* (Health Care Providers & Services)	327	4,696
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	785	10,303
Rapid7, Inc.* (Software)	327	14,843
Raven Industries, Inc. (Industrial Conglomerates)	262	8,767
RBC Bearings, Inc.* (Machinery)	196	32,519
RE/MAX Holdings, Inc. (Real Estate Management & Development)	131	4,213
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	196	3,120
Realogy Holdings Corp. (Real Estate Management & Development)(a)	851	5,685
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	131	10,518
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	65	2,162
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	524	10,640
Redfin Corp.* (Real Estate Management & Development)	654	11,013
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	720	11,815
Regenxbio, Inc.* (Biotechnology)	262	9,327
Regis Corp.* (Diversified Consumer Services)	196	3,963
Renasant Corp. (Banks)	393	13,759
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	262	3,931
Rent-A-Center, Inc. (Specialty Retail)	327	8,433
Repligen Corp.* (Biotechnology)	327	25,078
Republic Bancorp, Inc. (Banks)	65	2,824
Resources Connection, Inc. (Professional Services)	196	3,330
Restoration Hardware, Inc.* (Specialty Retail)	131	22,378
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	851	15,514
Retail Value, Inc. (Equity Real Estate Investment Trusts)	131	4,852
Retrophin, Inc.* (Biotechnology)	327	3,790
Revance Therapeutics, Inc.* (Pharmaceuticals)	328	4,264
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	785	34,555
Rexnord Corp.* (Machinery)	785	21,235
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	196	4,232
Rite Aid Corp.* (Food & Staples Retailing)(a)	393	2,731
RLI Corp. (Insurance)	262	24,342
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,243	21,119
Rocket Pharmaceuticals, Inc.* (Biotechnology)	196	2,283
Rogers Corp.* (Electronic Equipment, Instruments & Components)	131	17,909
Rosetta Stone, Inc.* (Entertainment)	131	2,279
RPC, Inc. (Energy Equipment & Services)	458	2,569
RPT Realty (Equity Real Estate Investment Trusts)	589	7,981
Rubius Therapeutics, Inc.* (Biotechnology)(a)	262	2,057
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	196	5,167
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	196	7,562
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	196	4,001
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	327	26,752
S&T Bancorp, Inc. (Banks)	262	9,571
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,309	30,055
Safety Insurance Group, Inc. (Insurance)	131	13,274
Saia, Inc.* (Road & Rail)	196	18,366
SailPoint Technologies Holding, Inc.* (Software)	655	12,242
Sally Beauty Holdings, Inc.* (Specialty Retail)	916	13,639
Sanderson Farms, Inc. (Food Products)	131	19,824
Sandy Spring Bancorp, Inc. (Banks)	262	8,832
Sangamo BioSciences, Inc.* (Biotechnology)	851	7,702
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	524	16,826
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	65	3,543
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	196	5,988
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	196	4,049
Scholastic Corp. (Media)	196	7,401
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	196	7,338
Science Applications International Corp. (IT Services)	458	40,007
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	392	7,977
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	328	9,761
Seacoast Banking Corp. of Florida* (Banks)	393	9,947
SEACOR Holdings, Inc.* (Energy Equipment & Services)	131	6,166
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	393	10,344
Select Energy Services, Inc.* (Energy Equipment & Services)	458	3,966
Select Medical Holdings Corp.* (Health Care Providers & Services)	785	13,007
Selective Insurance Group, Inc. (Insurance)	458	34,438
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	589	9,624
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	458	22,263
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,767	16,354
Sensient Technologies Corp. (Chemicals)	327	22,449
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	262	11,132
ServisFirst Bancshares, Inc. (Banks)	327	10,840

	Shares	Value
Common Stocks, continued
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	196	$19,216
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	327	10,388
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	589	8,270
Shutterstock, Inc.* (Internet & Direct Marketing Retail)	131	4,732
Signet Jewelers, Ltd. (Specialty Retail)	393	6,587
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	327	36,411
Simmons First National Corp. - Class A (Banks)	654	16,285
Simply Good Foods Co. (The)* (Food Products)	524	15,191
Simpson Manufacturing Co., Inc. (Building Products)	327	22,684
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	327	24,204
SJW Corp. (Water Utilities)	196	13,385
Skyline Corp.* (Household Durables)	393	11,825
SkyWest, Inc. (Airlines)	393	22,558
Sleep Number Corp.* (Specialty Retail)	196	8,099
SM Energy Co. (Oil, Gas & Consumable Fuels)	851	8,246
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	196	2,630
Sonic Automotive, Inc. - Class A (Specialty Retail)	196	6,156
Sonos, Inc.* (Household Durables)	524	7,027
Sotheby’s* - Class A (Diversified Consumer Services)	261	14,872
South Jersey Industries, Inc. (Gas Utilities)	654	21,523
South State Corp. (Banks)	262	19,729
Southside Bancshares, Inc. (Banks)	262	8,937
Southwest Gas Corp. (Gas Utilities)	393	35,779
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,992	7,705
SP Plus Corp.* (Commercial Services & Supplies)	196	7,252
Spark Therapeutics, Inc.* (Biotechnology)	262	25,409
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	785	6,512
Spire, Inc. (Gas Utilities)	393	34,285
Spirit Airlines, Inc.* (Airlines)	524	19,021
SPS Commerce, Inc.* (Software)	262	12,332
SPX Corp.* (Machinery)	327	13,083
SPX FLOW, Inc.* (Machinery)	327	12,903
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,767	8,234
STAAR Surgical Co.* (Health Care Equipment & Supplies)	327	8,430
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	916	27,004
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	131	9,752
Standard Motor Products, Inc. (Auto Components)	131	6,360
Standex International Corp. (Machinery)	65	4,741
State Auto Financial Corp. (Insurance)	131	4,243
Steelcase, Inc. - Class A (Commercial Services & Supplies)	654	12,034
Stemline Therapeutics, Inc.* (Biotechnology)	262	2,727
Stepan Co. (Chemicals)	131	12,715
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	654	23,406
Stewart Information Services Corp. (Insurance)	196	7,603
Stifel Financial Corp. (Capital Markets)	524	30,068
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)(a)	327	6,295
Stock Yards BanCorp, Inc. (Banks)	131	4,806
Stoneridge, Inc.* (Auto Components)	196	6,070
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	393	8,372
Strategic Education, Inc. (Diversified Consumer Services)	131	17,800
Sturm, Ruger & Co., Inc. (Leisure Products)	131	5,471
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	785	9,106
Summit Materials, Inc.* - Class A (Construction Materials)	851	18,892
SunCoke Energy, Inc.* (Metals & Mining)	654	3,689
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	458	5,024
Sunrun, Inc.* (Electrical Equipment)	786	13,130
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,702	23,385
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	393	10,800
SurModics, Inc.* (Health Care Equipment & Supplies)	65	2,973
SVMK, Inc.* (Software)	589	10,072
Sykes Enterprises, Inc.* (IT Services)	262	8,028
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	262	10,467
Syneos Health, Inc.* (Life Sciences Tools & Services)	458	24,369
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	131	7,197
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	131	5,544
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	131	2,663
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	393	23,179
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)(a)	654	10,124
Taylor Morrison Home Corp.* - Class A (Household Durables)	785	20,363
Team, Inc.* (Commercial Services & Supplies)	196	3,538
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	262	27,310
TechTarget, Inc.* (Media)	196	4,415
TEGNA, Inc. (Media)	1,571	24,398
Teladoc, Inc.* (Health Care Technology)	524	35,486
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)(a)	720	5,987
Tenable Holdings, Inc.* (Software)	262	5,864
Tenet Healthcare Corp.* (Health Care Providers & Services)	785	17,364
Tennant Co. (Machinery)	131	9,262
Tenneco, Inc. (Auto Components)	393	4,920
Terex Corp. (Machinery)	458	11,894

	Shares	Value
Common Stocks, continued
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	524	$9,550
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	458	23,399
Tetra Tech, Inc. (Commercial Services & Supplies)	393	34,096
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	524	27,520
TG Therapeutics, Inc.* (Biotechnology)	589	3,307
The Andersons, Inc. (Food & Staples Retailing)	262	5,877
The Bancorp, Inc.* (Banks)	393	3,891
The Boston Beer Co., Inc.* - Class A (Beverages)	65	23,666
The Brink’s Co. (Commercial Services & Supplies)	393	32,599
The Buckle, Inc. (Specialty Retail)	196	4,038
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	327	13,629
The Children’s Place, Inc. (Specialty Retail)(a)	131	10,086
The E.W. Scripps Co. - Class A (Media)	393	5,219
The Ensign Group, Inc. (Health Care Providers & Services)	393	18,640
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	851	14,756
The Greenbrier Cos., Inc. (Machinery)	262	7,891
The Manitowoc Co., Inc.* (Machinery)	262	3,275
The Marcus Corp. (Entertainment)	196	7,254
The Medicines Co.* (Pharmaceuticals)	524	26,200
The Michaels Cos., Inc.* (Specialty Retail)	654	6,403
The Providence Service Corp.* (Health Care Providers & Services)	65	3,865
The St Joe Co.* (Real Estate Management & Development)	262	4,488
TherapeuticsMD, Inc.* (Pharmaceuticals)(a)	1,440	5,227
Theravance Biopharma, Inc.* (Pharmaceuticals)	327	6,370
Thermon Group Holdings, Inc.* (Electrical Equipment)	262	6,021
Third Point Reinsurance, Ltd.* (Insurance)	524	5,235
Tidewater, Inc.* (Energy Equipment & Services)	262	3,959
Tivity Health, Inc.* (Health Care Providers & Services)	327	5,438
TiVo Corp. (Software)	917	6,983
Tompkins Financial Corp. (Banks)	131	10,628
Tootsie Roll Industries, Inc. (Food Products)	131	4,865
TopBuild Corp.* (Household Durables)	262	25,265
TowneBank (Banks)	458	12,735
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	393	7,797
TPI Composites, Inc.* (Electrical Equipment)	196	3,675
Tredegar Corp. (Chemicals)	196	3,826
Trex Co., Inc.* (Building Products)	458	41,647
TRI Pointe Group, Inc.* (Household Durables)	1,047	15,747
Tricida, Inc.* (Pharmaceuticals)	131	4,044
TriCo Bancshares (Banks)	196	7,115
TriMas Corp.* (Machinery)	327	10,023
TriNet Group, Inc.* (Professional Services)	327	20,336
Trinseo SA (Chemicals)	327	14,045
Triple-S Management Corp.* (Health Care Providers & Services)	137	1,836
Tristate Capital Holdings, Inc.* (Banks)	196	4,124
Triton International, Ltd. (Trading Companies & Distributors)	393	13,299
Triumph BanCorp, Inc.* (Banks)	196	6,250
Triumph Group, Inc. (Aerospace & Defense)	393	8,992
Tronox Holdings PLC - Class A (Chemicals)	720	5,976
TrueBlue, Inc.* (Professional Services)	262	5,528
TrueCar, Inc.* (Interactive Media & Services)	785	2,669
Trupanion, Inc.* (Insurance)(a)	196	4,982
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	720	5,868
Trustmark Corp. (Banks)	458	15,622
TTEC Holdings, Inc. (IT Services)	131	6,272
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	720	8,780
Tucows, Inc.* (IT Services)	65	3,520
Tupperware Brands Corp. (Household Durables)	327	5,189
Tutor Perini Corp.* (Construction & Engineering)	262	3,754
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	131	2,991
Twist Bioscience Corp.* (Biotechnology)	131	3,128
U.S. Concrete, Inc.* (Construction Materials)	131	7,242
U.S. Ecology, Inc. (Commercial Services & Supplies)	131	8,376
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	65	8,486
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	524	5,009
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	262	3,834
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	392	16,770
UMB Financial Corp. (Banks)	327	21,118
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	262	3,689
UniFirst Corp. (Commercial Services & Supplies)	131	25,561
Unisys Corp.* (IT Services)	393	2,920
Unit Corp.* (Energy Equipment & Services)	393	1,328
United Bankshares, Inc. (Banks)	720	27,266
United Community Banks, Inc. (Banks)	589	16,698
United Community Financial Corp. (Thrifts & Mortgage Finance)	327	3,525
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	393	5,357
United Fire Group, Inc. (Insurance)	131	6,154
United Natural Foods, Inc.* (Food & Staples Retailing)	393	4,527
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,374	10,669
Unitil Corp. (Multi-Utilities)	131	8,311

	Shares	Value
Common Stocks, continued
Universal Corp. (Tobacco)	196	$10,743
Universal Electronics, Inc.* (Household Durables)	131	6,668
Universal Forest Products, Inc. (Building Products)	458	18,265
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	65	6,682
Universal Insurance Holdings, Inc. (Insurance)	196	5,878
Univest Corp. of Pennsylvania (Banks)	196	5,000
Upland Software, Inc.* (Software)	196	6,833
Upwork, Inc.* (Professional Services)	393	5,229
Urban Edge Properties (Equity Real Estate Investment Trusts)	851	16,841
Urogen Pharma, Ltd.* (Biotechnology)	131	3,122
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	196	4,645
USANA Health Sciences, Inc.* (Personal Products)	131	8,959
Valley National Bancorp (Banks)	2,356	25,610
Vanda Pharmaceuticals, Inc.* (Biotechnology)	392	5,206
Varex Imaging Corp.* (Health Care Equipment & Supplies)	262	7,477
Varonis Systems, Inc.* (Software)	196	11,717
Vector Group, Ltd. (Tobacco)	824	9,817
Vectrus, Inc.* (Aerospace & Defense)	65	2,642
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	327	3,819
Veracyte, Inc.* (Biotechnology)	327	7,848
Vericel Corp.* (Biotechnology)	328	4,966
Verint Systems, Inc.* (Software)	458	19,593
Veritex Holdings, Inc. (Banks)	393	9,536
Verra Mobility Corp.* - Class C (IT Services)	720	10,332
Verso Corp.* - Class A (Paper & Forest Products)	262	3,244
Viad Corp. (Commercial Services & Supplies)	131	8,797
Viavi Solutions, Inc.* (Communications Equipment)	1,702	23,837
Vicor Corp.* (Electrical Equipment)	131	3,867
ViewRay, Inc.* (Health Care Equipment & Supplies)	523	1,517
Viking Therapeutics, Inc.* (Biotechnology)	458	3,151
Virtus Investment Partners, Inc. (Capital Markets)	65	7,187
Virtusa Corp.* (IT Services)	196	7,060
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	982	16,625
Vista Outdoor, Inc.* (Leisure Products)	393	2,433
Visteon Corp.* (Auto Components)	196	16,178
Vocera Communications, Inc.* (Health Care Technology)	196	4,831
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,636	18,487
Voyager Therapeutics, Inc.* (Biotechnology)	196	3,373
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	720	3,146
Wabash National Corp. (Machinery)	393	5,702
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	524	9,002
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	196	10,962
Warrior Met Coal, Inc. (Metals & Mining)	393	7,671
Washington Federal, Inc. (Thrifts & Mortgage Finance)	589	21,787
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)(a)	1,374	5,688
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	589	16,115
Washington Trust BanCorp, Inc. (Banks)	131	6,329
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	196	3,367
Watford Holdings, Ltd.* (Insurance)	131	3,530
Watts Water Technologies, Inc. - Class A (Machinery)	196	18,371
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	196	4,024
WD-40 Co. (Household Products)	131	24,044
Welbilt, Inc.* (Machinery)	982	16,557
Werner Enterprises, Inc. (Road & Rail)	327	11,543
WesBanco, Inc. (Banks)	393	14,686
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	393	4,327
Westamerica Bancorp (Banks)	196	12,187
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	327	3,156
Whitestone REIT (Equity Real Estate Investment Trusts)	262	3,605
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	654	5,252
William Lyon Homes* - Class A (Household Durables)	262	5,334
Willscot Corp.* (Construction & Engineering)	393	6,123
Wingstop, Inc. (Hotels, Restaurants & Leisure)	196	17,107
Winnebago Industries, Inc. (Automobiles)	196	7,517
WisdomTree Investments, Inc. (Capital Markets)	982	5,131
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	654	18,482
Workiva, Inc.* (Software)	262	11,483
World Acceptance Corp.* (Consumer Finance)	65	8,288
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	458	18,293
Worthington Industries, Inc. (Metals & Mining)	262	9,445
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	916	18,897
WSFS Financial Corp. (Thrifts & Mortgage Finance)	393	17,331
WW International, Inc.* (Diversified Consumer Services)	327	12,367
Xencor, Inc.* (Biotechnology)	327	11,030
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	851	17,973
Xperi Corp. (Semiconductors & Semiconductor Equipment)	393	8,127
Yelp, Inc.* (Interactive Media & Services)	524	18,208
Yeti Holdings, Inc.* (Leisure Products)(a)	196	5,488
Yext, Inc.* (Software)	654	10,392

	Shares	Value
Common Stocks, continued
Y-mAbs Therapeutics, Inc.* (Biotechnology)	131	$3,414
York Water Co. (The) (Water Utilities)	65	2,838
ZIOPHARM Oncology, Inc.* (Biotechnology)(a)	1,178	5,042
ZixCorp.* (Software)	393	2,845
Zogenix, Inc.* (Pharmaceuticals)	327	13,093
Zumiez, Inc.* (Specialty Retail)	131	4,149
Zuora, Inc.* - Class A (Software)	654	9,843
TOTAL COMMON STOCKS (Cost $10,690,013)		12,881,060

Contingent Right (NM)
A. Schulman, Inc.*+(b) (Chemicals)	148	77
TOTAL CONTINGENT RIGHT (Cost $296)		77

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	510	$—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d) (27.0%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $5,345,300	$5,345,000	$5,345,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,345,000)		5,345,000

	Shares	Value
Collateral for Securities Loaned (0.8%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.15%(e)	24,905	$24,905
Fidelity Investments Money Market Government Portfolio - Class I, 2.02%(e)	119,038	119,038
Invesco Government & Agency Portfolio - Institutional Shares, 2.02%(e)	14,166	14,166
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $158,109)		158,109
TOTAL INVESTMENT SECURITIES (Cost $16,193,418) - 92.9%		18,384,246
Net other assets (liabilities) - 7.1%		1,394,835

NET ASSETS - 100.0%		$19,779,081

*                           Non-income producing security.

+                           These securities were fair valued based on procedures approved by the Board of Trustees.  As of September 30, 2019, these securities represented less than 0.005% of the net assets of the Fund.

(a)                   All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $153,241.

(b)                   No explicit expiration date, expiration is subject to contingencies.  In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired.  Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2019, the aggregate amount held in a segregated account was $3,601,000.

(d)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)                    Rate periodically changes. Rate disclosed is the daily yield on September 30, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	13	12/23/19	$990,665	$(35,677)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	10/28/19	1.96%	$1,654,676	$1,700
Russell 2000 Index	Goldman Sachs International	10/28/19	2.16%	12,914,628	17,777
				$14,569,304	$19,477

iShares Russell 2000 ETF	UBS AG	10/28/19	1.71%	$5,140,332	$5,388
Russell 2000 Index	UBS AG	10/28/19	1.91%	5,840,938	10,531
				$10,981,270	$15,919
				$25,550,574	$35,396

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraSmall-Cap invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$192,120	1.0%
Air Freight & Logistics	43,684	0.2%
Airlines	59,894	0.3%
Auto Components	151,411	0.8%
Automobiles	7,517	NM
Banks	1,239,953	6.3%
Beverages	52,747	0.3%
Biotechnology	767,369	3.8%
Building Products	217,978	1.1%
Capital Markets	184,097	0.9%
Chemicals	259,921	1.3%
Commercial Services & Supplies	392,478	2.0%
Communications Equipment	142,150	0.7%
Construction & Engineering	171,514	0.9%
Construction Materials	26,134	0.1%
Consumer Finance	88,404	0.4%
Containers & Packaging	12,051	0.1%
Distributors	13,197	0.1%
Diversified Consumer Services	128,825	0.7%
Diversified Financial Services	26,666	0.1%
Diversified Telecommunication Services	80,944	0.4%
Electric Utilities	158,837	0.8%
Electrical Equipment	130,262	0.7%
Electronic Equipment, Instruments & Components	320,079	1.6%
Energy Equipment & Services	123,270	0.6%
Entertainment	33,882	0.2%
Equity Real Estate Investment Trusts	993,029	5.1%
Food & Staples Retailing	98,197	0.5%
Food Products	170,166	0.8%
Gas Utilities	185,402	0.9%
Health Care Equipment & Supplies	495,102	2.5%
Health Care Providers & Services	249,114	1.3%
Health Care Technology	134,889	0.7%
Hotels, Restaurants & Leisure	347,607	1.7%
Household Durables	263,308	1.3%
Household Products	33,110	0.2%
Independent Power and Renewable Electricity Producers	60,732	0.3%
Industrial Conglomerates	8,767	NM
Insurance	310,003	1.6%
Interactive Media & Services	55,458	0.3%
Internet & Direct Marketing Retail	37,164	0.2%
IT Services	288,933	1.5%
Leisure Products	39,320	0.2%
Life Sciences Tools & Services	98,203	0.5%
Machinery	513,032	2.5%
Marine	12,266	0.1%
Media	107,486	0.5%
Metals & Mining	154,988	0.8%
Mortgage Real Estate Investment Trusts	181,030	0.9%
Multiline Retail	10,716	0.1%
Multi-Utilities	95,133	0.5%
Oil, Gas & Consumable Fuels	271,806	1.4%
Paper & Forest Products	55,199	0.3%
Personal Products	37,630	0.2%
Pharmaceuticals	198,431	1.0%
Professional Services	220,238	1.1%
Real Estate Management & Development	87,335	0.4%
Road & Rail	71,263	0.4%
Semiconductors & Semiconductor Equipment	341,096	1.7%
Software	612,144	3.1%
Specialty Retail	309,023	1.5%
Technology Hardware, Storage & Peripherals	21,905	0.1%
Textiles, Apparel & Luxury Goods	120,130	0.6%
Thrifts & Mortgage Finance	283,676	1.4%
Tobacco	20,560	0.1%
Trading Companies & Distributors	178,006	0.9%
Water Utilities	70,138	0.4%
Wireless Telecommunication Services	14,018	0.1%
Other**	6,897,944	34.9%
Total	$19,779,081	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

September 30, 2019 :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (96.3%)
ALLETE, Inc. (Electric Utilities)	2,278	$199,120
Alliant Energy Corp. (Electric Utilities)	10,475	564,917
Ameren Corp. (Multi-Utilities)	10,841	867,822
American Electric Power Co., Inc. (Electric Utilities)	21,778	2,040,381
American Water Works Co., Inc. (Water Utilities)	7,968	989,865
Aqua America, Inc. (Water Utilities)	9,516	426,602
Atmos Energy Corp. (Gas Utilities)	5,213	593,709
Avangrid, Inc. (Electric Utilities)	2,453	128,169
Avista Corp. (Multi-Utilities)	2,915	141,203
Black Hills Corp. (Multi-Utilities)	2,694	206,711
CenterPoint Energy, Inc. (Multi-Utilities)	22,149	668,457
CMS Energy Corp. (Multi-Utilities)	12,516	800,398
Consolidated Edison, Inc. (Multi-Utilities)	14,649	1,383,891
Dominion Resources, Inc. (Multi-Utilities)	25,825	2,092,858
DTE Energy Co. (Multi-Utilities)	8,085	1,074,982
Duke Energy Corp. (Electric Utilities)	32,134	3,080,365
Edison International (Electric Utilities)	15,793	1,191,108
El Paso Electric Co. (Electric Utilities)	1,799	120,677
Entergy Corp. (Electric Utilities)	8,769	1,029,130
Evergy, Inc. (Electric Utilities)	10,385	691,226
Eversource Energy (Electric Utilities)	14,271	1,219,742
Exelon Corp. (Electric Utilities)	42,850	2,070,084
FirstEnergy Corp. (Electric Utilities)	23,816	1,148,646
Hawaiian Electric Industries, Inc. (Electric Utilities)	4,806	219,202
IDACORP, Inc. (Electric Utilities)	2,223	250,465
MDU Resources Group, Inc. (Multi-Utilities)	8,779	247,480
National Fuel Gas Co. (Gas Utilities)	3,807	178,624
New Jersey Resources Corp. (Gas Utilities)	3,969	179,478
NextEra Energy, Inc. (Electric Utilities)	21,556	5,022,331
NiSource, Inc. (Multi-Utilities)	16,466	492,663
NorthWestern Corp. (Multi-Utilities)	2,225	166,986
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	11,158	441,857
ONE Gas, Inc. (Gas Utilities)	2,325	223,456
Pinnacle West Capital Corp. (Electric Utilities)	4,953	480,788
PNM Resources, Inc. (Electric Utilities)	3,513	182,957
Portland General Electric Co. (Electric Utilities)	3,941	222,154
PPL Corp. (Electric Utilities)	31,853	1,003,051
Public Service Enterprise Group, Inc. (Multi-Utilities)	22,301	1,384,446
Sempra Energy (Multi-Utilities)	12,109	1,787,409
South Jersey Industries, Inc. (Gas Utilities)	4,075	134,108
Southwest Gas Corp. (Gas Utilities)	2,396	218,132
Spire, Inc. (Gas Utilities)	2,240	195,418
The AES Corp. (Independent Power and Renewable Electricity Producers)	29,280	478,435
The Southern Co. (Electric Utilities)	46,098	2,847,473
UGI Corp. (Gas Utilities)	9,216	463,288
Vistra Energy Corp. (Independent Power and Renewable Electricity Producers)	19,950	533,264
WEC Energy Group, Inc. (Multi-Utilities)	13,912	1,323,031
Xcel Energy, Inc. (Electric Utilities)	23,126	1,500,646
TOTAL COMMON STOCKS (Cost $24,300,311)		42,907,205

	Principal Amount	Value
Repurchase Agreements(a) (4.0%)
Repurchase Agreements with various counterparties, rates 1.90%-2.15%, dated 9/30/19, due 10/1/19, total to be received $1,768,099	$1,768,000	$1,768,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,768,000)		1,768,000
TOTAL INVESTMENT SECURITIES (Cost $26,068,311) - 100.3%		44,675,205
Net other assets (liabilities) - (0.3)%		(125,630)

NET ASSETS - 100.0%		$44,549,575

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	10/23/19	2.41%	$1,667,534	$18,542

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of September 30, 2019:

	Value	% of Net Assets
Electric Utilities	$25,212,632	56.5%
Gas Utilities	2,186,213	4.9%
Independent Power and Renewable Electricity Producers	1,453,556	3.3%
Multi-Utilities	12,638,337	28.4%
Water Utilities	1,416,467	3.2%
Other**	1,642,370	3.7%
Total	$44,549,575	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2019  (unaudited)                  : :  APPENDIX  : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below:

As of September 30, 2019, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	Canadian Imperial Bank of Commerce,	HSBC Securities (USA), Inc.,	NatWest Markets Securities, Inc.,	RBC Capital Markets, LLC,	Societe’ Generale,	UMB Bank N.A.,
	2.15%	1.95%	2.11%	2.05%	1.90%	1.95%
Fund	dated 9/30/19,	dated 9/30/19,	dated 9/30/19,	dated 9/30/19,	dated 9/30/19,	dated 9/30/19,
Name	due 10/1/19(1)	due 10/1/19(2)	due 10/1/19(3)	due 10/1/19(4)	due 10/1/19(5)	due 10/1/19(6)
ProFund VP Banks	$3,000	$3,000	$11,000	$3,000	$6,000	$10,000
ProFund VP Basic Materials	21,000	20,000	65,000	21,000	38,000	48,000
ProFund VP Bear	414,000	394,000	1,278,000	414,000	749,000	900,000
ProFund VP Biotechnology	139,000	132,000	429,000	139,000	251,000	300,000
ProFund VP Bull	2,523,000	2,402,000	7,786,000	2,523,000	4,565,000	5,432,000
ProFund VP Consumer Goods	19,000	18,000	60,000	19,000	35,000	46,000
ProFund VP Consumer Services	117,000	112,000	363,000	117,000	213,000	257,000
ProFund VP Dow 30	30,000	27,000	93,000	30,000	53,000	70,000
ProFund VP Emerging Markets	44,000	41,000	136,000	44,000	79,000	102,000
ProFund VP Falling U.S. Dollar	33,000	31,000	103,000	33,000	60,000	79,000
ProFund VP Financials	44,000	42,000	137,000	44,000	80,000	100,000
ProFund VP Health Care	147,000	140,000	454,000	147,000	266,000	318,000
ProFund VP Industrials	46,000	43,000	142,000	46,000	83,000	101,000
ProFund VP International	556,000	529,000	1,717,000	556,000	1,007,000	1,208,000
ProFund VP Internet	51,000	49,000	159,000	51,000	93,000	113,000
ProFund VP Japan	807,000	769,000	2,492,000	807,000	1,461,000	1,738,000
ProFund VP Large-Cap Value	1,000	1,000	5,000	1,000	3,000	8,000
ProFund VP Mid-Cap	825,000	785,000	2,547,000	825,000	1,493,000	1,782,000
ProFund VP Mid-Cap Growth	10,000	10,000	32,000	10,000	19,000	25,000
ProFund VP Mid-Cap Value	5,000	5,000	18,000	5,000	10,000	16,000
ProFund VP Nasdaq-100	3,506,000	3,339,000	10,821,000	3,506,000	6,345,000	7,546,000
ProFund VP Oil & Gas	51,000	48,000	157,000	51,000	92,000	111,000
ProFund VP Pharmaceuticals	31,000	30,000	97,000	31,000	57,000	70,000
ProFund VP Precious Metals	3,141,000	2,992,000	9,699,000	3,141,000	5,687,000	6,765,000
ProFund VP Real Estate	45,000	42,000	139,000	45,000	81,000	99,000
ProFund VP Rising Rates Opportunity	550,000	524,000	1,700,000	550,000	996,000	1,193,000
ProFund VP Semiconductor	14,000	13,000	43,000	14,000	25,000	31,000
ProFund VP Short Dow 30	1,000	—	3,000	1,000	1,000	6,000
ProFund VP Short Emerging Markets	113,000	107,000	349,000	113,000	205,000	251,000
ProFund VP Short International	76,000	72,000	236,000	76,000	138,000	171,000
ProFund VP Short Mid-Cap	6,000	5,000	20,000	6,000	11,000	22,000
ProFund VP Short Nasdaq-100	249,000	237,000	770,000	249,000	452,000	547,000
ProFund VP Short Small-Cap	190,000	180,000	588,000	190,000	344,000	417,000
ProFund VP Small-Cap	655,000	625,000	2,025,000	655,000	1,187,000	1,420,000
ProFund VP Technology	94,000	89,000	291,000	94,000	170,000	206,000
ProFund VP Telecommunications	16,000	15,000	49,000	16,000	28,000	36,000
ProFund VP U.S. Government Plus	1,401,000	1,333,000	4,322,000	1,401,000	2,533,000	3,018,000
ProFund VP UltraBull	1,186,000	1,129,000	3,661,000	1,186,000	2,147,000	2,557,000
ProFund VP UltraMid-Cap	438,000	416,000	1,352,000	438,000	792,000	950,000
ProFund VP UltraNasdaq-100	3,048,000	2,902,000	9,409,000	3,048,000	5,517,000	6,565,000
ProFund VP UltraShort Dow 30	—	—	—	—	—	3,000
ProFund VP UltraShort Nasdaq-100	101,000	96,000	314,000	101,000	182,000	227,000
ProFund VP UltraSmall-Cap	532,000	508,000	1,648,000	532,000	965,000	1,160,000
ProFund VP Utilities	176,000	168,000	545,000	176,000	320,000	383,000
	$21,455,000	$20,423,000	$66,265,000	$21,455,000	$38,839,000	$46,407,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of September 30, 2019 as follows:

(1)                   U.S. Treasury Notes, 2.25%, due 4/30/21, total value $21,889,855.

(2)                   U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at September 30, 2019, 2.135%, due 11/15/42, total value of $20,834,817.

(3)                   U.S. Treasury Notes, 1.125% to 2.375%, due 9/30/21 to 8/15/26, which had an aggregate value of $67,594,912.

(4)                   U.S. Treasury Inflation-Protected Securities (TIPS), 3.375%, due 4/15/32, total value $21,894,862.

(5)                   U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $39,620,870.

(6)                   U.S. Treasury Notes, 1.00% to 2.25%, due 10/31/19 to 1/31/24, Federal Farm Credit Banks, 2.61% to 2.875%, due 12/21/23 to 2/27/24, which had an aggregate value of $47,343,098.